UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03462

Meeder Funds Trust
6125 Memorial Drive
Dublin, OH   43017

Bruce McKibben
c/o Meeder Funds Trust
6125 Memorial Drive
Dublin, OH   43017

Registrant’s telephone number, including area code:  800-325-3539

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Item 1.  Report to Stockholders.

Retail Class    FLMFX

Muirfield Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Muirfield Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$116	1.14%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,716	9,722	9,925
Feb-15	10,228	10,285	10,216
Mar-15	10,100	10,180	10,137
Apr-15	10,085	10,226	10,271
May-15	10,199	10,368	10,263
Jun-15	10,000	10,194	10,115
Jul-15	10,100	10,365	10,140
Aug-15	9,530	9,739	9,777
Sep-15	9,288	9,455	9,596
Oct-15	9,630	10,202	10,000
Nov-15	9,630	10,258	9,959
Dec-15	9,450	10,048	9,821
Jan-16	8,982	9,481	9,509
Feb-16	8,938	9,478	9,555
Mar-16	9,347	10,145	10,032
Apr-16	9,333	10,208	10,158
May-16	9,450	10,391	10,187
Jun-16	9,435	10,412	10,273
Jul-16	9,771	10,825	10,560
Aug-16	9,786	10,853	10,582
Sep-16	9,801	10,870	10,622
Oct-16	9,556	10,635	10,467
Nov-16	9,879	11,111	10,524
Dec-16	9,991	11,327	10,663
Jan-17	10,138	11,541	10,835
Feb-17	10,520	11,970	11,054
Mar-17	10,506	11,978	11,109
Apr-17	10,638	12,105	11,225
May-17	10,756	12,229	11,355
Jun-17	10,830	12,339	11,398
Jul-17	11,080	12,572	11,592
Aug-17	11,139	12,596	11,650
Sep-17	11,345	12,903	11,785
Oct-17	11,625	13,185	11,932
Nov-17	11,891	13,585	12,094
Dec-17	12,018	13,721	12,225
Jan-18	12,639	14,444	12,558
Feb-18	12,129	13,912	12,197
Mar-18	11,890	13,633	12,119
Apr-18	11,970	13,684	12,132
May-18	12,161	14,071	12,206
Jun-18	12,113	14,163	12,187
Jul-18	12,464	14,633	12,399
Aug-18	12,846	15,147	12,508
Sep-18	12,807	15,172	12,495
Oct-18	11,833	14,055	11,906
Nov-18	11,928	14,336	12,072
Dec-18	11,578	13,002	11,644
Jan-19	11,740	14,118	12,283
Feb-19	11,902	14,614	12,496
Mar-19	11,983	14,828	12,655
Apr-19	12,257	15,420	12,899
May-19	11,497	14,422	12,513
Jun-19	12,193	15,435	13,050
Jul-19	12,322	15,664	13,092
Aug-19	12,047	15,345	12,980
Sep-19	12,258	15,614	13,170
Oct-19	12,452	15,950	13,389
Nov-19	12,793	16,557	13,574
Dec-19	13,145	17,035	13,859
Jan-20	12,945	17,016	13,823
Feb-20	11,965	15,623	13,210
Mar-20	10,752	13,475	12,005
Apr-20	11,234	15,259	12,860
May-20	11,483	16,075	13,272
Jun-20	11,566	16,443	13,534
Jul-20	11,999	17,376	14,014
Aug-20	12,749	18,635	14,435
Sep-20	12,361	17,957	14,184
Oct-20	11,976	17,569	13,993
Nov-20	13,147	19,707	15,172
Dec-20	13,718	20,593	15,636
Jan-21	13,718	20,501	15,541
Feb-21	14,069	21,142	15,729
Mar-21	14,587	21,900	15,975
Apr-21	15,240	23,029	16,435
May-21	15,407	23,134	16,662
Jun-21	15,625	23,705	16,771
Jul-21	15,758	24,105	16,892
Aug-21	16,143	24,793	17,112
Sep-21	15,556	23,681	16,658
Oct-21	16,246	25,282	17,069
Nov-21	16,027	24,897	16,760
Dec-21	16,489	25,877	17,230
Jan-22	15,814	24,355	16,579
Feb-22	15,624	23,741	16,325
Mar-22	15,693	24,512	16,336
Apr-22	14,845	22,312	15,381
May-22	14,897	22,282	15,425
Jun-22	14,326	20,418	14,484
Jul-22	14,758	22,333	15,225
Aug-22	14,412	21,500	14,761
Sep-22	13,928	19,506	13,626
Oct-22	14,448	21,106	14,082
Nov-22	14,970	22,208	15,004
Dec-22	14,644	20,907	14,684
Jan-23	15,142	22,347	15,489
Feb-23	14,786	21,825	15,052
Mar-23	14,982	22,408	15,319
Apr-23	15,196	22,647	15,459
May-23	15,053	22,735	15,187
Jun-23	15,837	24,288	15,699
Jul-23	16,284	25,158	16,074
Aug-23	15,998	24,673	15,718
Sep-23	15,372	23,497	15,183
Oct-23	14,924	22,875	14,750
Nov-23	15,857	25,008	15,837
Dec-23	16,628	26,334	16,626
Jan-24	16,829	26,626	16,605
Feb-24	17,725	28,067	16,874
Mar-24	18,439	28,973	17,276
Apr-24	17,577	27,698	16,734
May-24	18,549	29,006	17,175
Jun-24	18,823	29,904	17,322
Jul-24	19,210	30,460	17,763
Aug-24	19,577	31,123	18,161
Sep-24	19,669	31,767	18,530
Oct-24	19,337	31,534	18,050
Nov-24	20,259	33,632	18,553
Dec-24	19,438	32,604	18,000

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$931,149,539
# of Portfolio Holdings	170
Portfolio Turnover Rate	312%
Advisory Fees and Waivers	5,470,874

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	16.90%	8.14%	6.87%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Moderate Target Risk Index	8.27%	5.37%	6.05%

What did the Fund invest in?

Top 10 Holdings

Berkshire Hathaway Inc	6.8%
Microsoft Corp	6.6%
Amazon.com Inc	4.3%
NVIDIA Corp	3.9%
Apple Inc	3.6%
Texas Instruments Inc	2.5%
Meta Platforms Inc	2.5%
Alphabet Inc - Class C	2.2%
Costco Wholesale Corp	2.0%
Mastercard Inc	1.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Energy	0.5%Footnote Reference
Utilities	0.9%Footnote Reference
Materials	1.3%Footnote Reference
Real Estate	2.4%Footnote Reference
Health Care	5.5%Footnote Reference
Industrials	8.0%Footnote Reference
Consumer Staples	8.4%Footnote Reference
Communication Services	9.3%Footnote Reference
Consumer Discretionary	14.1%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	30.3%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	69.3%Footnote Reference
Money Market Registered Investment Companies	30.0%Footnote Reference
Assets/Other Liabilities (Net)	0.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLMFX

Muirfield Fund

Annual Shareholder Report

December 31, 2024

Adviser Class    GBPAX

Global Allocation Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Global Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$145	1.44%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The Fund slightly favored a higher international allocation relative to its benchmark. The outperformance of U.S. equities relative to international equities.

  U.S. stock selection detracted from performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	Morningstar Global Allocation Index
Dec-14	10,000	10,000	10,000
Jan-15	9,855	9,722	9,944
Feb-15	10,328	10,285	10,249
Mar-15	10,231	10,180	10,173
Apr-15	10,289	10,226	10,343
May-15	10,308	10,368	10,302
Jun-15	10,077	10,194	10,144
Jul-15	10,077	10,365	10,177
Aug-15	9,383	9,739	9,779
Sep-15	9,037	9,455	9,582
Oct-15	9,566	10,202	9,997
Nov-15	9,566	10,258	9,908
Dec-15	9,279	10,048	9,802
Jan-16	8,673	9,481	9,473
Feb-16	8,554	9,478	9,536
Mar-16	9,199	10,145	10,042
Apr-16	9,199	10,208	10,195
May-16	9,189	10,391	10,165
Jun-16	9,170	10,412	10,248
Jul-16	9,528	10,825	10,556
Aug-16	9,558	10,853	10,572
Sep-16	9,658	10,870	10,634
Oct-16	9,399	10,635	10,425
Nov-16	9,468	11,111	10,353
Dec-16	9,619	11,327	10,488
Jan-17	9,870	11,541	10,700
Feb-17	10,091	11,970	10,911
Mar-17	10,202	11,978	11,003
Apr-17	10,342	12,105	11,161
May-17	10,493	12,229	11,359
Jun-17	10,553	12,339	11,392
Jul-17	10,896	12,572	11,628
Aug-17	10,996	12,596	11,694
Sep-17	11,228	12,903	11,817
Oct-17	11,520	13,185	11,956
Nov-17	11,681	13,585	12,143
Dec-17	11,816	13,721	12,278
Jan-18	12,430	14,444	12,707
Feb-18	11,979	13,912	12,347
Mar-18	11,805	13,633	12,257
Apr-18	11,877	13,684	12,264
May-18	11,887	14,071	12,282
Jun-18	11,744	14,163	12,237
Jul-18	12,042	14,633	12,447
Aug-18	12,145	15,147	12,554
Sep-18	12,155	15,172	12,538
Oct-18	11,230	14,055	11,911
Nov-18	11,313	14,336	12,049
Dec-18	11,020	13,002	11,601
Jan-19	11,182	14,118	12,207
Feb-19	11,322	14,614	12,383
Mar-19	11,402	14,828	12,537
Apr-19	11,640	15,420	12,775
May-19	11,025	14,422	12,408
Jun-19	11,666	15,435	12,966
Jul-19	11,623	15,664	12,988
Aug-19	11,407	15,345	12,909
Sep-19	11,634	15,614	13,028
Oct-19	11,894	15,950	13,275
Nov-19	12,121	16,557	13,443
Dec-19	12,491	17,035	13,751
Jan-20	12,216	17,016	13,733
Feb-20	11,390	15,623	13,097
Mar-20	10,070	13,475	11,880
Apr-20	10,444	15,259	12,694
May-20	10,708	16,075	13,088
Jun-20	10,829	16,443	13,375
Jul-20	11,192	17,376	13,940
Aug-20	11,798	18,635	14,437
Sep-20	11,501	17,957	14,145
Oct-20	11,202	17,569	13,938
Nov-20	12,363	19,707	15,099
Dec-20	12,919	20,593	15,614
Jan-21	12,896	20,501	15,514
Feb-21	13,145	21,142	15,651
Mar-21	13,473	21,900	15,834
Apr-21	13,914	23,029	16,355
May-21	14,186	23,134	16,556
Jun-21	14,276	23,705	16,656
Jul-21	14,310	24,105	16,784
Aug-21	14,559	24,793	17,023
Sep-21	14,061	23,681	16,501
Oct-21	14,548	25,282	16,962
Nov-21	14,197	24,897	16,674
Dec-21	14,585	25,877	17,067
Jan-22	14,083	24,355	16,372
Feb-22	13,844	23,741	16,057
Mar-22	13,781	24,512	16,074
Apr-22	13,053	22,312	14,986
May-22	13,090	22,282	15,006
Jun-22	12,563	20,418	14,043
Jul-22	12,889	22,333	14,774
Aug-22	12,475	21,500	14,255
Sep-22	11,658	19,506	13,131
Oct-22	12,198	21,106	13,570
Nov-22	13,091	22,208	14,470
Dec-22	12,759	20,907	14,148
Jan-23	13,505	22,347	14,935
Feb-23	13,088	21,825	14,517
Mar-23	13,429	22,408	14,909
Apr-23	13,658	22,647	15,061
May-23	13,353	22,735	14,861
Jun-23	13,936	24,288	15,405
Jul-23	14,332	25,158	15,780
Aug-23	13,923	24,673	15,440
Sep-23	13,400	23,497	14,884
Oct-23	13,016	22,875	14,510
Nov-23	14,029	25,008	15,598
Dec-23	14,777	26,334	16,335
Jan-24	14,738	26,626	16,312
Feb-24	15,295	28,067	16,659
Mar-24	15,812	28,973	17,032
Apr-24	15,215	27,698	16,520
May-24	15,890	29,006	17,031
Jun-24	15,968	29,904	17,260
Jul-24	16,321	30,460	17,657
Aug-24	16,647	31,123	18,064
Sep-24	16,843	31,767	18,431
Oct-24	16,357	31,534	17,933
Nov-24	16,777	33,632	18,381
Dec-24	16,169	32,604	17,932

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$37,126,582
# of Portfolio Holdings	137
Portfolio Turnover Rate	214%
Advisory Fees and Waivers	271,440

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	9.42%	5.30%	4.92%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Global Allocation Index	9.78%	5.45%	6.01%

What did the Fund invest in?

Top 10 Holdings

iShares Core MSCI EAFE ETF	8.0%
Microsoft Corp	2.9%
Berkshire Hathaway Inc	2.9%
Baird Core Plus Bond Fund - Class I	2.2%
Fidelity Total Bond Fund - Class Z	2.2%
Amazon.com Inc	2.1%
iShares Core MSCI Emerging Markets ETF	1.7%
NVIDIA Corp	1.6%
Apple Inc	1.6%
Dodge & Cox Income Fund - Class I	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Energy	0.7%Footnote Reference
Materials	0.8%Footnote Reference
Utilities	1.4%Footnote Reference
Real Estate	1.9%Footnote Reference
Health Care	5.4%Footnote Reference
Communication Services	8.7%Footnote Reference
Consumer Staples	8.8%Footnote Reference
Industrials	8.8%Footnote Reference
Consumer Discretionary	15.0%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.2%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	30.2%Footnote Reference
Registered Investment Companies	18.4%Footnote Reference
Money Market Registered Investment Companies	49.2%Footnote Reference
Assets/Other Liabilities (Net)	2.2%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    GBPAX

Global Allocation Fund

Annual Shareholder Report

December 31, 2024

Institutional Class    SRUIX

Spectrum Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Spectrum Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$153	1.49%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection in long positions detracted from performance, but the Fund’s short positions positively contributed during the year.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jan-15	10,000	10,000	10,000
Jan-15	9,770	9,722	9,925
Feb-15	10,350	10,285	10,216
Mar-15	10,310	10,180	10,137
Apr-15	10,170	10,226	10,271
May-15	10,290	10,368	10,263
Jun-15	10,100	10,194	10,115
Jul-15	10,280	10,365	10,140
Aug-15	9,770	9,739	9,777
Sep-15	9,650	9,455	9,596
Oct-15	10,050	10,202	10,000
Nov-15	10,090	10,258	9,959
Dec-15	9,879	10,048	9,821
Jan-16	9,463	9,481	9,509
Feb-16	9,504	9,478	9,555
Mar-16	9,920	10,145	10,032
Apr-16	9,808	10,208	10,158
May-16	9,940	10,391	10,187
Jun-16	9,869	10,412	10,273
Jul-16	10,214	10,825	10,560
Aug-16	10,224	10,853	10,582
Sep-16	10,235	10,870	10,622
Oct-16	10,123	10,635	10,467
Nov-16	10,417	11,111	10,524
Dec-16	10,581	11,327	10,663
Jan-17	10,704	11,541	10,835
Feb-17	11,126	11,970	11,054
Mar-17	11,136	11,978	11,109
Apr-17	11,208	12,105	11,225
May-17	11,290	12,229	11,355
Jun-17	11,342	12,339	11,398
Jul-17	11,578	12,572	11,592
Aug-17	11,630	12,596	11,650
Sep-17	11,907	12,903	11,785
Oct-17	12,206	13,185	11,932
Nov-17	12,514	13,585	12,094
Dec-17	12,670	13,721	12,225
Jan-18	13,329	14,444	12,558
Feb-18	12,835	13,912	12,197
Mar-18	12,583	13,633	12,119
Apr-18	12,681	13,684	12,132
May-18	12,868	14,071	12,206
Jun-18	12,813	14,163	12,187
Jul-18	13,186	14,633	12,399
Aug-18	13,615	15,147	12,508
Sep-18	13,615	15,172	12,494
Oct-18	12,506	14,055	11,906
Nov-18	12,605	14,336	12,072
Dec-18	12,226	13,002	11,644
Jan-19	12,405	14,118	12,283
Feb-19	12,572	14,614	12,496
Mar-19	12,617	14,828	12,654
Apr-19	12,962	15,420	12,898
May-19	12,170	14,422	12,513
Jun-19	12,896	15,435	13,050
Jul-19	13,007	15,664	13,092
Aug-19	12,762	15,345	12,980
Sep-19	12,996	15,614	13,170
Oct-19	13,108	15,950	13,389
Nov-19	13,520	16,557	13,574
Dec-19	13,870	17,035	13,859
Jan-20	13,565	17,016	13,823
Feb-20	12,473	15,623	13,210
Mar-20	10,940	13,475	12,005
Apr-20	11,357	15,259	12,860
May-20	11,526	16,075	13,272
Jun-20	11,650	16,443	13,534
Jul-20	12,123	17,376	14,014
Aug-20	12,923	18,635	14,435
Sep-20	12,519	17,957	14,184
Oct-20	12,121	17,569	13,993
Nov-20	13,293	19,707	15,172
Dec-20	13,904	20,593	15,636
Jan-21	13,916	20,501	15,541
Feb-21	14,234	21,142	15,729
Mar-21	14,769	21,900	15,975
Apr-21	15,440	23,029	16,435
May-21	15,611	23,134	16,662
Jun-21	15,884	23,705	16,771
Jul-21	16,043	24,105	16,891
Aug-21	16,464	24,793	17,112
Sep-21	15,866	23,681	16,658
Oct-21	16,652	25,282	17,069
Nov-21	16,402	24,897	16,759
Dec-21	16,821	25,877	17,230
Jan-22	16,161	24,355	16,579
Feb-22	15,993	23,741	16,325
Mar-22	16,101	24,512	16,336
Apr-22	15,248	22,312	15,381
May-22	15,272	22,282	15,425
Jun-22	14,708	20,418	14,484
Jul-22	15,152	22,333	15,225
Aug-22	14,804	21,500	14,761
Sep-22	14,278	19,506	13,626
Oct-22	14,784	21,106	14,082
Nov-22	15,316	22,208	15,004
Dec-22	14,940	20,907	14,684
Jan-23	15,557	22,347	15,489
Feb-23	15,187	21,825	15,052
Mar-23	15,359	22,408	15,319
Apr-23	15,557	22,647	15,459
May-23	15,433	22,735	15,187
Jun-23	16,224	24,288	15,699
Jul-23	16,671	25,158	16,074
Aug-23	16,386	24,673	15,717
Sep-23	15,752	23,497	15,183
Oct-23	15,303	22,875	14,750
Nov-23	16,239	25,008	15,837
Dec-23	17,041	26,334	16,626
Jan-24	17,162	26,626	16,604
Feb-24	18,048	28,067	16,874
Mar-24	18,707	28,973	17,276
Apr-24	17,901	27,698	16,734
May-24	18,962	29,006	17,175
Jun-24	19,218	29,904	17,322
Jul-24	19,716	30,460	17,763
Aug-24	20,040	31,123	18,161
Sep-24	20,215	31,767	18,530
Oct-24	19,904	31,534	18,050
Nov-24	20,797	33,632	18,553
Dec-24	20,221	32,604	18,000

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$223,030,751
# of Portfolio Holdings	519
Portfolio Turnover Rate	260%
Advisory Fees and Waivers	1,565,038

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Institutional Class (Inception Date: 1/1/15)	18.66%	7.83%	7.30%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Moderate Target Risk Index	8.27%	5.37%	6.06%

What did the Fund invest in?

Top 10 Holdings

Microsoft Corp	5.1%
Apple Inc	5.0%
Berkshire Hathaway Inc	4.5%
NVIDIA Corp	4.1%
Amazon.com Inc	3.4%
Mastercard Inc	3.0%
Costco Wholesale Corp	2.3%
Alphabet Inc - Class C	2.2%
Meta Platforms Inc	2.2%
Texas Instruments Inc	2.1%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Real Estate	-1.6%Footnote Reference
Materials	0.2%Footnote Reference
Utilities	2.7%Footnote Reference
Energy	3.3%Footnote Reference
Consumer Staples	4.8%Footnote Reference
Industrials	7.6%Footnote Reference
Health Care	7.8%Footnote Reference
Communication Services	8.2%Footnote Reference
Consumer Discretionary	14.1%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	33.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks - Long	96.7%Footnote Reference
Money Market Registered Investment Companies	3.7%Footnote Reference
Assets/Other Liabilities (Net)	-0.4%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    SRUIX

Spectrum Fund

Annual Shareholder Report

December 31, 2024

Retail Class    FLDOX

Moderate Allocation Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Moderate Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$136	1.34%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Retail Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,090	10,070	10,037
Aug-15	9,490	10,055	9,801
Sep-15	9,240	10,123	9,700
Oct-15	9,847	10,125	9,973
Nov-15	9,787	10,098	9,925
Dec-15	9,585	10,065	9,836
Jan-16	9,111	10,204	9,669
Feb-16	9,060	10,276	9,729
Mar-16	9,677	10,371	10,076
Apr-16	9,728	10,410	10,178
May-16	9,905	10,413	10,195
Jun-16	9,930	10,600	10,313
Jul-16	10,420	10,667	10,520
Aug-16	10,333	10,655	10,530
Sep-16	10,364	10,649	10,566
Oct-16	10,110	10,567	10,436
Nov-16	10,607	10,317	10,396
Dec-16	10,740	10,332	10,491
Jan-17	10,787	10,352	10,615
Feb-17	11,162	10,422	10,778
Mar-17	11,043	10,416	10,816
Apr-17	11,105	10,497	10,918
May-17	11,069	10,577	11,032
Jun-17	11,249	10,567	11,051
Jul-17	11,426	10,612	11,192
Aug-17	11,354	10,707	11,259
Sep-17	11,725	10,656	11,336
Oct-17	12,034	10,663	11,434
Nov-17	12,354	10,649	11,533
Dec-17	12,458	10,698	11,630
Jan-18	12,757	10,575	11,812
Feb-18	12,468	10,474	11,557
Mar-18	12,351	10,542	11,523
Apr-18	12,361	10,463	11,506
May-18	12,490	10,538	11,576
Jun-18	12,458	10,525	11,569
Jul-18	12,651	10,527	11,710
Aug-18	12,855	10,595	11,801
Sep-18	12,828	10,527	11,779
Oct-18	12,247	10,444	11,385
Nov-18	12,268	10,506	11,512
Dec-18	12,134	10,699	11,297
Jan-19	12,347	10,813	11,751
Feb-19	12,458	10,806	11,891
Mar-19	12,570	11,014	12,056
Apr-19	12,750	11,017	12,217
May-19	12,391	11,212	12,022
Jun-19	12,873	11,353	12,410
Jul-19	12,964	11,378	12,451
Aug-19	12,896	11,673	12,451
Sep-19	12,986	11,611	12,561
Oct-19	13,099	11,646	12,713
Nov-19	13,257	11,640	12,831
Dec-19	13,484	11,632	13,020
Jan-20	13,461	11,855	13,081
Feb-20	12,972	12,069	12,760
Mar-20	12,084	11,998	11,958
Apr-20	12,415	12,211	12,606
May-20	12,677	12,268	12,916
Jun-20	12,791	12,345	13,122
Jul-20	13,180	12,530	13,507
Aug-20	13,569	12,428	13,767
Sep-20	13,326	12,422	13,595
Oct-20	13,097	12,366	13,451
Nov-20	13,853	12,488	14,255
Dec-20	14,233	12,505	14,564
Jan-21	14,176	12,415	14,469
Feb-21	14,268	12,236	14,492
Mar-21	14,509	12,083	14,610
Apr-21	14,889	12,178	14,938
May-21	14,981	12,218	15,096
Jun-21	15,154	12,304	15,206
Jul-21	15,211	12,442	15,336
Aug-21	15,395	12,418	15,465
Sep-21	15,061	12,310	15,142
Oct-21	15,385	12,307	15,385
Nov-21	15,246	12,344	15,210
Dec-21	15,477	12,312	15,491
Jan-22	15,060	12,047	14,996
Feb-22	14,926	11,912	14,777
Mar-22	14,840	11,581	14,662
Apr-22	14,326	11,142	13,921
May-22	14,338	11,214	13,970
Jun-22	13,775	11,038	13,328
Jul-22	14,032	11,307	13,895
Aug-22	13,787	10,988	13,494
Sep-22	13,443	10,513	12,619
Oct-22	13,629	10,377	12,866
Nov-22	14,019	10,759	13,564
Dec-22	13,814	10,710	13,345
Jan-23	14,191	11,040	13,950
Feb-23	13,927	10,754	13,588
Mar-23	14,091	11,027	13,865
Apr-23	14,192	11,094	13,978
May-23	14,078	10,973	13,783
Jun-23	14,445	10,934	14,084
Jul-23	14,674	10,927	14,310
Aug-23	14,508	10,857	14,078
Sep-23	14,178	10,581	13,657
Oct-23	13,934	10,414	13,345
Nov-23	14,651	10,886	14,173
Dec-23	15,321	11,302	14,799
Jan-24	15,373	11,271	14,790
Feb-24	15,722	11,112	14,899
Mar-24	16,096	11,215	15,171
Apr-24	15,552	10,931	14,738
May-24	16,096	11,117	15,084
Jun-24	16,303	11,222	15,225
Jul-24	16,615	11,484	15,604
Aug-24	16,902	11,649	15,913
Sep-24	17,058	11,805	16,187
Oct-24	16,744	11,512	15,788
Nov-24	17,215	11,634	16,149
Dec-24	16,736	11,444	15,747

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$179,289,501
# of Portfolio Holdings	137
Portfolio Turnover Rate	199%
Advisory Fees and Waivers	1,046,416

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Retail Class (Inception Date: 6/30/15)	9.24%	4.42%	5.57%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.43%
Morningstar Moderately Conservative Target Risk Index	6.40%	3.88%	4.89%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	10.8%
Baird Core Plus Bond Fund - Class I	10.6%
Dodge & Cox Income Fund - Class I	5.5%
Frost Total Return Bond Fund - Class I	5.0%
Fidelity Advisor High Income Advantage Fund - Class Z	5.0%
BrandywineGLOBAL High Yield Fund - Class IS	4.9%
Microsoft Corp	3.7%
Berkshire Hathaway Inc	3.6%
Amazon.com Inc	2.6%
Apple Inc	2.1%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Energy	0.6%Footnote Reference
Materials	0.8%Footnote Reference
Utilities	0.9%Footnote Reference
Real Estate	2.6%Footnote Reference
Health Care	5.4%Footnote Reference
Communication Services	8.4%Footnote Reference
Consumer Staples	8.4%Footnote Reference
Industrials	9.3%Footnote Reference
Consumer Discretionary	14.8%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	38.2%Footnote Reference
Registered Investment Companies	41.7%Footnote Reference
Money Market Registered Investment Companies	19.3%Footnote Reference
Assets/Other Liabilities (Net)	0.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLDOX

Moderate Allocation Fund

Annual Shareholder Report

December 31, 2024

Institutional Class    GBPIX

Global Allocation Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Global Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$147	1.46%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The Fund slightly favored a higher international allocation relative to its benchmark. The outperformance of U.S. equities relative to international equities.

  U.S. stock selection detracted from performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	Morningstar Global Allocation Index
Dec-14	10,000	10,000	10,000
Jan-15	9,855	9,722	9,944
Feb-15	10,328	10,285	10,249
Mar-15	10,231	10,180	10,173
Apr-15	10,289	10,226	10,343
May-15	10,308	10,368	10,302
Jun-15	10,077	10,194	10,144
Jul-15	10,077	10,365	10,177
Aug-15	9,383	9,739	9,779
Sep-15	9,037	9,455	9,582
Oct-15	9,566	10,202	9,997
Nov-15	9,566	10,258	9,908
Dec-15	9,279	10,048	9,802
Jan-16	8,673	9,481	9,473
Feb-16	8,554	9,478	9,536
Mar-16	9,199	10,145	10,042
Apr-16	9,199	10,208	10,195
May-16	9,189	10,391	10,165
Jun-16	9,170	10,412	10,248
Jul-16	9,528	10,825	10,556
Aug-16	9,558	10,853	10,572
Sep-16	9,658	10,870	10,634
Oct-16	9,399	10,635	10,425
Nov-16	9,468	11,111	10,353
Dec-16	9,618	11,327	10,488
Jan-17	9,869	11,541	10,700
Feb-17	10,090	11,970	10,911
Mar-17	10,201	11,978	11,003
Apr-17	10,341	12,105	11,161
May-17	10,492	12,229	11,359
Jun-17	10,552	12,339	11,392
Jul-17	10,894	12,572	11,628
Aug-17	10,995	12,596	11,694
Sep-17	11,226	12,903	11,817
Oct-17	11,528	13,185	11,956
Nov-17	11,689	13,585	12,143
Dec-17	11,837	13,721	12,278
Jan-18	12,452	14,444	12,707
Feb-18	12,001	13,912	12,347
Mar-18	11,837	13,633	12,257
Apr-18	11,898	13,684	12,264
May-18	11,919	14,071	12,282
Jun-18	11,776	14,163	12,237
Jul-18	12,074	14,633	12,447
Aug-18	12,187	15,147	12,554
Sep-18	12,198	15,172	12,538
Oct-18	11,271	14,055	11,911
Nov-18	11,354	14,336	12,049
Dec-18	11,059	13,002	11,601
Jan-19	11,232	14,118	12,207
Feb-19	11,372	14,614	12,383
Mar-19	11,459	14,828	12,537
Apr-19	11,697	15,420	12,775
May-19	11,080	14,422	12,408
Jun-19	11,729	15,435	12,966
Jul-19	11,697	15,664	12,988
Aug-19	11,469	15,345	12,909
Sep-19	11,707	15,614	13,028
Oct-19	11,968	15,950	13,275
Nov-19	12,197	16,557	13,443
Dec-19	12,569	17,035	13,751
Jan-20	12,293	17,016	13,733
Feb-20	11,452	15,623	13,097
Mar-20	10,135	13,475	11,880
Apr-20	10,511	15,259	12,694
May-20	10,777	16,075	13,088
Jun-20	10,898	16,443	13,375
Jul-20	11,264	17,376	13,940
Aug-20	11,872	18,635	14,437
Sep-20	11,575	17,957	14,145
Oct-20	11,273	17,569	13,938
Nov-20	12,445	19,707	15,099
Dec-20	13,000	20,593	15,614
Jan-21	12,989	20,501	15,514
Feb-21	13,240	21,142	15,651
Mar-21	13,571	21,900	15,834
Apr-21	14,017	23,029	16,355
May-21	14,291	23,134	16,556
Jun-21	14,382	23,705	16,656
Jul-21	14,417	24,105	16,784
Aug-21	14,668	24,793	17,023
Sep-21	14,165	23,681	16,501
Oct-21	14,657	25,282	16,962
Nov-21	14,291	24,897	16,674
Dec-21	14,696	25,877	17,067
Jan-22	14,188	24,355	16,372
Feb-22	13,935	23,741	16,057
Mar-22	13,884	24,512	16,074
Apr-22	13,148	22,312	14,986
May-22	13,186	22,282	15,006
Jun-22	12,653	20,418	14,043
Jul-22	12,983	22,333	14,774
Aug-22	12,564	21,500	14,255
Sep-22	11,739	19,506	13,131
Oct-22	12,285	21,106	13,570
Nov-22	13,187	22,208	14,470
Dec-22	12,850	20,907	14,148
Jan-23	13,604	22,347	14,935
Feb-23	13,182	21,825	14,517
Mar-23	13,515	22,408	14,909
Apr-23	13,758	22,647	15,061
May-23	13,451	22,735	14,861
Jun-23	14,027	24,288	15,405
Jul-23	14,426	25,158	15,780
Aug-23	14,027	24,673	15,440
Sep-23	13,499	23,497	14,884
Oct-23	13,098	22,875	14,510
Nov-23	14,120	25,008	15,598
Dec-23	14,890	26,334	16,335
Jan-24	14,838	26,626	16,312
Feb-24	15,412	28,067	16,659
Mar-24	15,909	28,973	17,032
Apr-24	15,318	27,698	16,520
May-24	16,000	29,006	17,031
Jun-24	16,079	29,904	17,260
Jul-24	16,435	30,460	17,657
Aug-24	16,764	31,123	18,064
Sep-24	16,962	31,767	18,431
Oct-24	16,458	31,534	17,933
Nov-24	16,882	33,632	18,381
Dec-24	16,296	32,604	17,932

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$37,126,582
# of Portfolio Holdings	137
Portfolio Turnover Rate	214%
Advisory Fees and Waivers	271,440

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	9.44%	5.33%	5.00%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Global Allocation Index	9.78%	5.45%	6.01%

What did the Fund invest in?

Top 10 Holdings

iShares Core MSCI EAFE ETF	8.0%
Microsoft Corp	2.9%
Berkshire Hathaway Inc	2.9%
Baird Core Plus Bond Fund - Class I	2.2%
Fidelity Total Bond Fund - Class Z	2.2%
Amazon.com Inc	2.1%
iShares Core MSCI Emerging Markets ETF	1.7%
NVIDIA Corp	1.6%
Apple Inc	1.6%
Dodge & Cox Income Fund - Class I	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Energy	0.7%Footnote Reference
Materials	0.8%Footnote Reference
Utilities	1.4%Footnote Reference
Real Estate	1.9%Footnote Reference
Health Care	5.4%Footnote Reference
Communication Services	8.7%Footnote Reference
Consumer Staples	8.8%Footnote Reference
Industrials	8.8%Footnote Reference
Consumer Discretionary	15.0%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.2%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	30.2%Footnote Reference
Registered Investment Companies	18.4%Footnote Reference
Money Market Registered Investment Companies	49.2%Footnote Reference
Assets/Other Liabilities (Net)	2.2%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    GBPIX

Global Allocation Fund

Annual Shareholder Report

December 31, 2024

Retail Class    FLCGX

Sector Rotation Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Sector Rotation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$172	1.68%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. sector rotation detracted from performance in 2024.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Dec-14	10,000	10,000	10,000	10,000
Jan-15	9,582	9,722	9,888	9,678
Feb-15	10,114	10,285	10,394	10,253
Mar-15	10,014	10,180	10,531	10,432
Apr-15	10,171	10,226	10,374	10,165
May-15	10,148	10,368	10,559	10,398
Jun-15	9,974	10,194	10,420	10,475
Jul-15	9,818	10,365	10,434	10,354
Aug-15	9,385	9,739	9,852	9,703
Sep-15	8,998	9,455	9,534	9,227
Oct-15	9,630	10,202	10,072	9,747
Nov-15	9,844	10,258	10,208	10,064
Dec-15	9,232	10,048	9,782	9,559
Jan-16	8,586	9,481	9,226	8,718
Feb-16	8,752	9,478	9,356	8,718
Mar-16	9,763	10,145	10,153	9,413
Apr-16	10,055	10,208	10,277	9,561
May-16	10,049	10,391	10,514	9,777
Jun-16	10,029	10,412	10,558	9,770
Jul-16	10,558	10,825	11,011	10,354
Aug-16	10,671	10,853	11,066	10,537
Sep-16	10,731	10,870	10,996	10,654
Oct-16	10,214	10,635	10,702	10,148
Nov-16	11,164	11,111	11,558	11,279
Dec-16	11,277	11,327	11,811	11,595
Jan-17	11,395	11,541	12,009	11,641
Feb-17	11,426	11,970	12,324	11,866
Mar-17	11,473	11,978	12,277	11,881
Apr-17	11,476	12,105	12,379	12,012
May-17	11,307	12,229	12,319	11,767
Jun-17	11,628	12,339	12,518	12,174
Jul-17	11,784	12,572	12,629	12,264
Aug-17	11,530	12,596	12,435	12,108
Sep-17	12,095	12,903	12,922	12,864
Oct-17	12,142	13,185	13,214	12,974
Nov-17	12,744	13,585	13,700	13,348
Dec-17	12,790	13,721	13,730	13,294
Jan-18	13,110	14,444	14,124	13,641
Feb-18	12,425	13,912	13,498	13,113
Mar-18	12,331	13,633	13,624	13,283
Apr-18	12,491	13,684	13,588	13,397
May-18	12,884	14,071	14,149	14,211
Jun-18	13,176	14,163	14,209	14,312
Jul-18	13,430	14,633	14,459	14,562
Aug-18	13,761	15,147	14,921	15,190
Sep-18	13,670	15,172	14,758	14,824
Oct-18	12,529	14,055	13,349	13,214
Nov-18	12,668	14,336	13,766	13,424
Dec-18	11,210	13,002	12,208	11,830
Jan-19	12,536	14,118	13,485	13,160
Feb-19	12,894	14,614	14,057	13,845
Mar-19	12,773	14,828	13,977	13,555
Apr-19	12,999	15,420	14,539	14,015
May-19	11,433	14,422	13,380	12,925
Jun-19	12,456	15,435	14,402	13,839
Jul-19	12,223	15,664	14,574	13,918
Aug-19	11,241	15,345	13,962	13,231
Sep-19	12,163	15,614	14,390	13,507
Oct-19	12,502	15,950	14,553	13,862
Nov-19	13,005	16,557	14,986	14,433
Dec-19	13,282	17,035	15,407	14,849
Jan-20	12,497	17,016	15,004	14,373
Feb-20	11,166	15,623	13,580	13,163
Mar-20	7,936	13,475	10,831	10,303
Apr-20	9,281	15,259	12,367	11,718
May-20	9,635	16,075	13,271	12,481
Jun-20	9,800	16,443	13,438	12,922
Jul-20	10,316	17,376	14,058	13,280
Aug-20	10,682	18,635	14,552	14,028
Sep-20	10,334	17,957	14,079	13,559
Oct-20	10,503	17,569	14,385	13,843
Nov-20	12,023	19,707	16,439	16,395
Dec-20	12,570	20,593	17,511	17,813
Jan-21	12,722	20,501	17,774	18,709
Feb-21	14,006	21,142	18,983	19,876
Mar-21	14,944	21,900	19,870	20,075
Apr-21	15,699	23,029	20,764	20,497
May-21	16,154	23,134	20,805	20,539
Jun-21	15,737	23,705	20,592	20,937
Jul-21	15,385	24,105	20,663	20,181
Aug-21	15,617	24,793	21,066	20,632
Sep-21	15,138	23,681	20,229	20,024
Oct-21	15,808	25,282	21,420	20,876
Nov-21	15,219	24,897	20,791	20,006
Dec-21	16,007	25,877	21,847	20,453
Jan-22	15,534	24,355	20,272	18,484
Feb-22	15,513	23,741	20,497	18,681
Mar-22	15,892	24,512	20,781	18,914
Apr-22	14,772	22,312	19,304	17,039
May-22	14,892	22,282	19,449	17,065
Jun-22	13,344	20,418	17,578	15,661
Jul-22	14,455	22,333	19,485	17,296
Aug-22	13,920	21,500	18,880	16,942
Sep-22	12,598	19,506	17,145	15,319
Oct-22	13,832	21,106	18,948	17,005
Nov-22	14,597	22,208	20,107	17,402
Dec-22	13,807	20,907	18,993	16,273
Jan-23	15,320	22,347	20,746	17,859
Feb-23	14,710	21,825	20,370	17,557
Mar-23	14,019	22,408	19,716	16,718
Apr-23	13,942	22,647	19,562	16,418
May-23	13,573	22,735	18,938	16,266
Jun-23	14,868	24,288	20,673	17,589
Jul-23	15,400	25,158	21,526	18,664
Aug-23	14,859	24,673	20,903	17,731
Sep-23	13,970	23,497	19,804	16,687
Oct-23	13,235	22,875	18,747	15,549
Nov-23	14,606	25,008	20,342	16,956
Dec-23	15,761	26,334	22,115	19,028
Jan-24	15,499	26,626	21,737	18,288
Feb-24	16,057	28,067	23,028	19,322
Mar-24	16,662	28,973	24,317	20,013
Apr-24	15,956	27,698	22,853	18,605
May-24	16,636	29,006	23,856	19,538
Jun-24	16,907	29,904	23,479	19,357
Jul-24	17,093	30,460	24,842	21,324
Aug-24	17,395	31,123	24,822	21,006
Sep-24	17,787	31,767	25,109	21,152
Oct-24	17,424	31,534	24,932	20,847
Nov-24	18,242	33,632	27,128	23,134
Dec-24	17,683	32,604	25,196	21,223

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$36,502,983
# of Portfolio Holdings	619
Portfolio Turnover Rate	283%
Advisory Fees and Waivers	274,037

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	12.20%	5.89%	5.87%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P MidCap 400	13.93%	10.34%	9.68%
Russell 2000 Index	11.54%	7.40%	7.82%

What did the Fund invest in?

Top 10 Holdings

Apple Inc	3.6%
NVIDIA Corp	3.1%
Microsoft Corp	3.1%
Amazon.com Inc	3.0%
Alphabet Inc - Class A	3.0%
Meta Platforms Inc	1.8%
Tesla Inc	1.6%
Baird Core Plus Bond Fund - Class I	1.3%
Fidelity Total Bond Fund - Class Z	1.2%
Broadcom Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Energy	0.0%Footnote Reference
Consumer Staples	2.4%Footnote Reference
Utilities	3.0%Footnote Reference
Materials	3.3%Footnote Reference
Real Estate	3.5%Footnote Reference
Health Care	7.2%Footnote Reference
Financials	9.8%Footnote Reference
Communication Services	12.6%Footnote Reference
Industrials	12.9%Footnote Reference
Consumer Discretionary	16.3%Footnote Reference
Information Technology	29.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Material Fund Changes

Effective April 1, 2024, Quantex Fund changed its name to Sector Rotation Fund and changed its principal investment strategy from one focused on investments in mid-capitalization companies to one focused on rotation of fund assets between and among investments in securities market sectors considered most promising.

Asset Weighting

Value	Value
Common Stocks (United States)	57.5%Footnote Reference
Registered Investment Companies	4.3%Footnote Reference
Money Market Registered Investment Companies	36.6%Footnote Reference
Assets/Other Liabilities (Net)	1.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLCGX

Sector Rotation Fund

Annual Shareholder Report

December 31, 2024

Adviser Class    DVOAX

Moderate Allocation Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Moderate Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$96	0.95%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,090	10,070	10,037
Aug-15	9,490	10,055	9,801
Sep-15	9,240	10,123	9,700
Oct-15	9,847	10,125	9,973
Nov-15	9,787	10,098	9,925
Dec-15	9,585	10,065	9,836
Jan-16	9,111	10,204	9,669
Feb-16	9,060	10,276	9,729
Mar-16	9,677	10,371	10,076
Apr-16	9,728	10,410	10,178
May-16	9,905	10,413	10,195
Jun-16	9,930	10,600	10,313
Jul-16	10,420	10,667	10,520
Aug-16	10,333	10,655	10,530
Sep-16	10,364	10,649	10,566
Oct-16	10,110	10,567	10,436
Nov-16	10,607	10,317	10,396
Dec-16	10,748	10,332	10,491
Jan-17	10,795	10,352	10,615
Feb-17	11,180	10,422	10,778
Mar-17	11,057	10,416	10,816
Apr-17	11,129	10,497	10,918
May-17	11,088	10,577	11,032
Jun-17	11,275	10,567	11,051
Jul-17	11,463	10,612	11,192
Aug-17	11,381	10,707	11,259
Sep-17	11,763	10,656	11,336
Oct-17	12,083	10,663	11,434
Nov-17	12,393	10,649	11,533
Dec-17	12,511	10,698	11,630
Jan-18	12,811	10,575	11,812
Feb-18	12,522	10,474	11,557
Mar-18	12,414	10,542	11,523
Apr-18	12,425	10,463	11,506
May-18	12,554	10,538	11,576
Jun-18	12,522	10,525	11,569
Jul-18	12,727	10,527	11,710
Aug-18	12,932	10,595	11,801
Sep-18	12,905	10,527	11,779
Oct-18	12,321	10,444	11,385
Nov-18	12,342	10,506	11,512
Dec-18	12,203	10,699	11,297
Jan-19	12,428	10,813	11,751
Feb-19	12,540	10,806	11,891
Mar-19	12,658	11,014	12,056
Apr-19	12,839	11,017	12,217
May-19	12,478	11,212	12,022
Jun-19	12,968	11,353	12,410
Jul-19	13,059	11,378	12,451
Aug-19	13,002	11,673	12,451
Sep-19	13,093	11,611	12,561
Oct-19	13,207	11,646	12,713
Nov-19	13,377	11,640	12,831
Dec-19	13,600	11,632	13,020
Jan-20	13,588	11,855	13,081
Feb-20	13,106	12,069	12,760
Mar-20	12,201	11,998	11,958
Apr-20	12,546	12,211	12,606
May-20	12,810	12,268	12,916
Jun-20	12,925	12,345	13,122
Jul-20	13,329	12,530	13,507
Aug-20	13,733	12,428	13,767
Sep-20	13,491	12,422	13,595
Oct-20	13,259	12,366	13,451
Nov-20	14,035	12,488	14,255
Dec-20	14,421	12,505	14,564
Jan-21	14,363	12,415	14,469
Feb-21	14,456	12,236	14,492
Mar-21	14,700	12,083	14,610
Apr-21	15,096	12,178	14,938
May-21	15,189	12,218	15,096
Jun-21	15,376	12,304	15,206
Jul-21	15,445	12,442	15,336
Aug-21	15,632	12,418	15,465
Sep-21	15,306	12,310	15,142
Oct-21	15,634	12,307	15,385
Nov-21	15,505	12,344	15,210
Dec-21	15,741	12,312	15,491
Jan-22	15,330	12,047	14,996
Feb-22	15,194	11,912	14,777
Mar-22	15,119	11,581	14,662
Apr-22	14,597	11,142	13,921
May-22	14,609	11,214	13,970
Jun-22	14,037	11,038	13,328
Jul-22	14,299	11,307	13,895
Aug-22	14,062	10,988	13,494
Sep-22	13,714	10,513	12,619
Oct-22	13,915	10,377	12,866
Nov-22	14,312	10,759	13,564
Dec-22	14,105	10,710	13,345
Jan-23	14,502	11,040	13,950
Feb-23	14,233	10,754	13,588
Mar-23	14,412	11,027	13,865
Apr-23	14,515	11,094	13,978
May-23	14,400	10,973	13,783
Jun-23	14,786	10,934	14,084
Jul-23	15,032	10,927	14,310
Aug-23	14,863	10,857	14,078
Sep-23	14,526	10,581	13,657
Oct-23	14,292	10,414	13,345
Nov-23	15,022	10,886	14,173
Dec-23	15,718	11,302	14,799
Jan-24	15,770	11,271	14,790
Feb-24	16,126	11,112	14,899
Mar-24	16,521	11,215	15,171
Apr-24	15,965	10,931	14,738
May-24	16,535	11,117	15,084
Jun-24	16,746	11,222	15,225
Jul-24	17,079	11,484	15,604
Aug-24	17,386	11,649	15,913
Sep-24	17,559	11,805	16,187
Oct-24	17,224	11,512	15,788
Nov-24	17,720	11,634	16,149
Dec-24	17,235	11,444	15,747

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$179,289,501
# of Portfolio Holdings	137
Portfolio Turnover Rate	199%
Advisory Fees and Waivers	1,046,416

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Adviser Class (Inception Date: 6/30/15)	9.66%	4.85%	5.90%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.43%
Morningstar Moderately Conservative Target Risk Index	6.40%	3.88%	4.89%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	10.8%
Baird Core Plus Bond Fund - Class I	10.6%
Dodge & Cox Income Fund - Class I	5.5%
Frost Total Return Bond Fund - Class I	5.0%
Fidelity Advisor High Income Advantage Fund - Class Z	5.0%
BrandywineGLOBAL High Yield Fund - Class IS	4.9%
Microsoft Corp	3.7%
Berkshire Hathaway Inc	3.6%
Amazon.com Inc	2.6%
Apple Inc	2.1%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Energy	0.6%Footnote Reference
Materials	0.8%Footnote Reference
Utilities	0.9%Footnote Reference
Real Estate	2.6%Footnote Reference
Health Care	5.4%Footnote Reference
Communication Services	8.4%Footnote Reference
Consumer Staples	8.4%Footnote Reference
Industrials	9.3%Footnote Reference
Consumer Discretionary	14.8%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	38.2%Footnote Reference
Registered Investment Companies	41.7%Footnote Reference
Money Market Registered Investment Companies	19.3%Footnote Reference
Assets/Other Liabilities (Net)	0.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    DVOAX

Moderate Allocation Fund

Annual Shareholder Report

December 31, 2024

Adviser Class    FLMAX

Muirfield Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Muirfield Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$86	0.85%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,716	9,722	9,925
Feb-15	10,228	10,285	10,216
Mar-15	10,100	10,180	10,137
Apr-15	10,085	10,226	10,271
May-15	10,199	10,368	10,263
Jun-15	10,000	10,194	10,115
Jul-15	10,100	10,365	10,140
Aug-15	9,530	9,739	9,777
Sep-15	9,288	9,455	9,596
Oct-15	9,630	10,202	10,000
Nov-15	9,630	10,258	9,959
Dec-15	9,450	10,048	9,821
Jan-16	8,982	9,481	9,509
Feb-16	8,938	9,478	9,555
Mar-16	9,347	10,145	10,032
Apr-16	9,333	10,208	10,158
May-16	9,450	10,391	10,187
Jun-16	9,435	10,412	10,273
Jul-16	9,771	10,825	10,560
Aug-16	9,786	10,853	10,582
Sep-16	9,801	10,870	10,622
Oct-16	9,556	10,635	10,467
Nov-16	9,894	11,111	10,524
Dec-16	10,004	11,327	10,663
Jan-17	10,151	11,541	10,835
Feb-17	10,533	11,970	11,054
Mar-17	10,533	11,978	11,109
Apr-17	10,651	12,105	11,225
May-17	10,784	12,229	11,355
Jun-17	10,872	12,339	11,398
Jul-17	11,108	12,572	11,592
Aug-17	11,167	12,596	11,650
Sep-17	11,388	12,903	11,785
Oct-17	11,667	13,185	11,932
Nov-17	11,933	13,585	12,094
Dec-17	12,054	13,721	12,225
Jan-18	12,691	14,444	12,558
Feb-18	12,181	13,912	12,197
Mar-18	11,942	13,633	12,119
Apr-18	12,022	13,684	12,132
May-18	12,213	14,071	12,206
Jun-18	12,165	14,163	12,187
Jul-18	12,516	14,633	12,399
Aug-18	12,914	15,147	12,508
Sep-18	12,874	15,172	12,495
Oct-18	11,901	14,055	11,906
Nov-18	11,996	14,336	12,072
Dec-18	11,645	13,002	11,644
Jan-19	11,806	14,118	12,283
Feb-19	11,968	14,614	12,496
Mar-19	12,049	14,828	12,655
Apr-19	12,340	15,420	12,899
May-19	11,580	14,422	12,513
Jun-19	12,283	15,435	13,050
Jul-19	12,413	15,664	13,092
Aug-19	12,138	15,345	12,980
Sep-19	12,348	15,614	13,170
Oct-19	12,543	15,950	13,389
Nov-19	12,884	16,557	13,574
Dec-19	13,252	17,035	13,859
Jan-20	13,053	17,016	13,823
Feb-20	12,072	15,623	13,210
Mar-20	10,841	13,475	12,005
Apr-20	11,340	15,259	12,860
May-20	11,590	16,075	13,272
Jun-20	11,673	16,443	13,534
Jul-20	12,124	17,376	14,014
Aug-20	12,892	18,635	14,435
Sep-20	12,492	17,957	14,184
Oct-20	12,106	17,569	13,993
Nov-20	13,281	19,707	15,172
Dec-20	13,872	20,593	15,636
Jan-21	13,872	20,501	15,541
Feb-21	14,241	21,142	15,729
Mar-21	14,779	21,900	15,975
Apr-21	15,434	23,029	16,435
May-21	15,601	23,134	16,662
Jun-21	15,820	23,705	16,771
Jul-21	15,971	24,105	16,892
Aug-21	16,357	24,793	17,112
Sep-21	15,758	23,681	16,658
Oct-21	16,484	25,282	17,069
Nov-21	16,247	24,897	16,760
Dec-21	16,731	25,877	17,230
Jan-22	16,054	24,355	16,579
Feb-22	15,862	23,741	16,325
Mar-22	15,932	24,512	16,336
Apr-22	15,081	22,312	15,381
May-22	15,133	22,282	15,425
Jun-22	14,559	20,418	14,484
Jul-22	15,011	22,333	15,225
Aug-22	14,664	21,500	14,761
Sep-22	14,160	19,506	13,626
Oct-22	14,699	21,106	14,082
Nov-22	15,241	22,208	15,004
Dec-22	14,915	20,907	14,684
Jan-23	15,415	22,347	15,489
Feb-23	15,058	21,825	15,052
Mar-23	15,272	22,408	15,319
Apr-23	15,487	22,647	15,459
May-23	15,361	22,735	15,187
Jun-23	16,148	24,288	15,699
Jul-23	16,615	25,158	16,074
Aug-23	16,328	24,673	15,718
Sep-23	15,699	23,497	15,183
Oct-23	15,230	22,875	14,750
Nov-23	16,186	25,008	15,837
Dec-23	16,980	26,334	16,626
Jan-24	17,201	26,626	16,605
Feb-24	18,103	28,067	16,874
Mar-24	18,840	28,973	17,276
Apr-24	17,971	27,698	16,734
May-24	18,969	29,006	17,175
Jun-24	19,264	29,904	17,322
Jul-24	19,635	30,460	17,763
Aug-24	20,024	31,123	18,161
Sep-24	20,135	31,767	18,530
Oct-24	19,800	31,534	18,050
Nov-24	20,748	33,632	18,553
Dec-24	19,913	32,604	18,000

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$931,149,539
# of Portfolio Holdings	170
Portfolio Turnover Rate	312%
Advisory Fees and Waivers	5,470,874

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	17.28%	8.49%	7.13%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Moderate Target Risk Index	8.27%	5.37%	6.05%

What did the Fund invest in?

Top 10 Holdings

Berkshire Hathaway Inc	6.8%
Microsoft Corp	6.6%
Amazon.com Inc	4.3%
NVIDIA Corp	3.9%
Apple Inc	3.6%
Texas Instruments Inc	2.5%
Meta Platforms Inc	2.5%
Alphabet Inc - Class C	2.2%
Costco Wholesale Corp	2.0%
Mastercard Inc	1.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Energy	0.5%Footnote Reference
Utilities	0.9%Footnote Reference
Materials	1.3%Footnote Reference
Real Estate	2.4%Footnote Reference
Health Care	5.5%Footnote Reference
Industrials	8.0%Footnote Reference
Consumer Staples	8.4%Footnote Reference
Communication Services	9.3%Footnote Reference
Consumer Discretionary	14.1%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	30.3%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	69.3%Footnote Reference
Money Market Registered Investment Companies	30.0%Footnote Reference
Assets/Other Liabilities (Net)	0.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    FLMAX

Muirfield Fund

Annual Shareholder Report

December 31, 2024

Retail Class    FLDFX

Balanced Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Balanced Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$137	1.35%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,827	9,722	9,925
Feb-15	10,182	10,285	10,216
Mar-15	10,100	10,180	10,137
Apr-15	10,082	10,226	10,271
May-15	10,146	10,368	10,263
Jun-15	9,963	10,194	10,115
Jul-15	10,055	10,365	10,140
Aug-15	9,635	9,739	9,777
Sep-15	9,461	9,455	9,596
Oct-15	9,727	10,202	10,000
Nov-15	9,690	10,258	9,959
Dec-15	9,553	10,048	9,821
Jan-16	9,230	9,481	9,509
Feb-16	9,212	9,478	9,555
Mar-16	9,534	10,145	10,032
Apr-16	9,553	10,208	10,158
May-16	9,617	10,391	10,187
Jun-16	9,664	10,412	10,273
Jul-16	9,932	10,825	10,560
Aug-16	9,941	10,853	10,582
Sep-16	9,950	10,870	10,622
Oct-16	9,746	10,635	10,467
Nov-16	9,913	11,111	10,524
Dec-16	10,015	11,327	10,663
Jan-17	10,127	11,541	10,835
Feb-17	10,416	11,970	11,054
Mar-17	10,416	11,978	11,109
Apr-17	10,528	12,105	11,225
May-17	10,631	12,229	11,355
Jun-17	10,673	12,339	11,398
Jul-17	10,860	12,572	11,592
Aug-17	10,916	12,596	11,650
Sep-17	11,056	12,903	11,785
Oct-17	11,234	13,185	11,932
Nov-17	11,394	13,585	12,094
Dec-17	11,491	13,721	12,225
Jan-18	11,857	14,444	12,558
Feb-18	11,501	13,912	12,197
Mar-18	11,352	13,633	12,119
Apr-18	11,362	13,684	12,132
May-18	11,491	14,071	12,206
Jun-18	11,481	14,163	12,187
Jul-18	11,729	14,633	12,399
Aug-18	11,988	15,147	12,508
Sep-18	11,953	15,172	12,495
Oct-18	11,266	14,055	11,906
Nov-18	11,326	14,336	12,072
Dec-18	11,117	13,002	11,644
Jan-19	11,298	14,118	12,283
Feb-19	11,418	14,614	12,496
Mar-19	11,519	14,828	12,655
Apr-19	11,720	15,420	12,899
May-19	11,247	14,422	12,513
Jun-19	11,780	15,435	13,050
Jul-19	11,871	15,664	13,092
Aug-19	11,740	15,345	12,980
Sep-19	11,871	15,614	13,170
Oct-19	12,002	15,950	13,389
Nov-19	12,225	16,557	13,574
Dec-19	12,484	17,035	13,859
Jan-20	12,402	17,016	13,823
Feb-20	11,751	15,623	13,210
Mar-20	10,793	13,475	12,005
Apr-20	11,180	15,259	12,860
May-20	11,404	16,075	13,272
Jun-20	11,496	16,443	13,534
Jul-20	11,884	17,376	14,014
Aug-20	12,385	18,635	14,435
Sep-20	12,103	17,957	14,184
Oct-20	11,837	17,569	13,993
Nov-20	12,708	19,707	15,172
Dec-20	13,141	20,593	15,636
Jan-21	13,100	20,501	15,541
Feb-21	13,285	21,142	15,729
Mar-21	13,623	21,900	15,975
Apr-21	14,074	23,029	16,435
May-21	14,187	23,134	16,662
Jun-21	14,361	23,705	16,771
Jul-21	14,453	24,105	16,892
Aug-21	14,699	24,793	17,112
Sep-21	14,289	23,681	16,658
Oct-21	14,733	25,282	17,069
Nov-21	14,588	24,897	16,760
Dec-21	14,879	25,877	17,230
Jan-22	14,403	24,355	16,579
Feb-22	14,247	23,741	16,325
Mar-22	14,214	24,512	16,336
Apr-22	13,604	22,312	15,381
May-22	13,627	22,282	15,425
Jun-22	13,094	20,418	14,484
Jul-22	13,395	22,333	15,225
Aug-22	13,128	21,500	14,761
Sep-22	12,761	19,506	13,626
Oct-22	13,075	21,106	14,082
Nov-22	13,479	22,208	15,004
Dec-22	13,230	20,907	14,684
Jan-23	13,598	22,347	15,489
Feb-23	13,299	21,825	15,052
Mar-23	13,506	22,408	15,319
Apr-23	13,656	22,647	15,459
May-23	13,552	22,735	15,187
Jun-23	14,048	24,288	15,699
Jul-23	14,315	25,158	16,074
Aug-23	14,141	24,673	15,718
Sep-23	13,736	23,497	15,183
Oct-23	13,434	22,875	14,750
Nov-23	14,177	25,008	15,837
Dec-23	14,828	26,334	16,626
Jan-24	14,921	26,626	16,605
Feb-24	15,459	28,067	16,874
Mar-24	15,927	28,973	17,276
Apr-24	15,293	27,698	16,734
May-24	15,950	29,006	17,175
Jun-24	16,173	29,904	17,322
Jul-24	16,467	30,460	17,763
Aug-24	16,773	31,123	18,161
Sep-24	16,902	31,767	18,530
Oct-24	16,583	31,534	18,050
Nov-24	17,150	33,632	18,553
Dec-24	16,577	32,604	18,000

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$406,204,680
# of Portfolio Holdings	159
Portfolio Turnover Rate	247%
Advisory Fees and Waivers	2,653,133

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	11.80%	5.84%	5.18%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Moderate Target Risk Index	8.27%	5.37%	6.05%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	6.2%
Baird Core Plus Bond Fund - Class I	6.2%
Berkshire Hathaway Inc	5.6%
Microsoft Corp	5.5%
Dodge & Cox Income Fund - Class I	3.9%
Amazon.com Inc	3.7%
NVIDIA Corp	3.0%
Frost Total Return Bond Fund - Class I	3.0%
Apple Inc	3.0%
Fidelity Advisor High Income Advantage Fund - Class Z	2.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.7%Footnote Reference
Energy	0.9%Footnote Reference
Materials	1.0%Footnote Reference
Real Estate	2.1%Footnote Reference
Health Care	5.4%Footnote Reference
Communication Services	8.5%Footnote Reference
Consumer Staples	8.5%Footnote Reference
Industrials	9.3%Footnote Reference
Consumer Discretionary	14.5%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.8%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	57.3%Footnote Reference
Registered Investment Companies	25.1%Footnote Reference
Money Market Registered Investment Companies	16.8%Footnote Reference
Assets/Other Liabilities (Net)	0.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLDFX

Balanced Fund

Annual Shareholder Report

December 31, 2024

Institutional Class    DVOIX

Moderate Allocation Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Moderate Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$104	1.03%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,090	10,070	10,037
Aug-15	9,490	10,055	9,801
Sep-15	9,240	10,123	9,700
Oct-15	9,847	10,125	9,973
Nov-15	9,787	10,098	9,925
Dec-15	9,585	10,065	9,836
Jan-16	9,111	10,204	9,669
Feb-16	9,060	10,276	9,729
Mar-16	9,677	10,371	10,076
Apr-16	9,728	10,410	10,178
May-16	9,905	10,413	10,195
Jun-16	9,930	10,600	10,313
Jul-16	10,420	10,667	10,520
Aug-16	10,333	10,655	10,530
Sep-16	10,364	10,649	10,566
Oct-16	10,110	10,567	10,436
Nov-16	10,607	10,317	10,396
Dec-16	10,748	10,332	10,491
Jan-17	10,804	10,352	10,615
Feb-17	11,179	10,422	10,778
Mar-17	11,066	10,416	10,816
Apr-17	11,128	10,497	10,918
May-17	11,092	10,577	11,032
Jun-17	11,275	10,567	11,051
Jul-17	11,463	10,612	11,192
Aug-17	11,391	10,707	11,259
Sep-17	11,772	10,656	11,336
Oct-17	12,092	10,663	11,434
Nov-17	12,412	10,649	11,533
Dec-17	12,526	10,698	11,630
Jan-18	12,827	10,575	11,812
Feb-18	12,548	10,474	11,557
Mar-18	12,430	10,542	11,523
Apr-18	12,441	10,463	11,506
May-18	12,580	10,538	11,576
Jun-18	12,548	10,525	11,569
Jul-18	12,753	10,527	11,710
Aug-18	12,958	10,595	11,801
Sep-18	12,942	10,527	11,779
Oct-18	12,357	10,444	11,385
Nov-18	12,379	10,506	11,512
Dec-18	12,251	10,699	11,297
Jan-19	12,465	10,813	11,751
Feb-19	12,578	10,806	11,891
Mar-19	12,702	11,014	12,056
Apr-19	12,883	11,017	12,217
May-19	12,532	11,212	12,022
Jun-19	13,018	11,353	12,410
Jul-19	13,109	11,378	12,451
Aug-19	13,052	11,673	12,451
Sep-19	13,143	11,611	12,561
Oct-19	13,269	11,646	12,713
Nov-19	13,440	11,640	12,831
Dec-19	13,663	11,632	13,020
Jan-20	13,651	11,855	13,081
Feb-20	13,157	12,069	12,760
Mar-20	12,249	11,998	11,958
Apr-20	12,595	12,211	12,606
May-20	12,860	12,268	12,916
Jun-20	12,987	12,345	13,122
Jul-20	13,380	12,530	13,507
Aug-20	13,785	12,428	13,767
Sep-20	13,542	12,422	13,595
Oct-20	13,321	12,366	13,451
Nov-20	14,087	12,488	14,255
Dec-20	14,485	12,505	14,564
Jan-21	14,427	12,415	14,469
Feb-21	14,520	12,236	14,492
Mar-21	14,765	12,083	14,610
Apr-21	15,162	12,178	14,938
May-21	15,255	12,218	15,096
Jun-21	15,442	12,304	15,206
Jul-21	15,512	12,442	15,336
Aug-21	15,698	12,418	15,465
Sep-21	15,360	12,310	15,142
Oct-21	15,701	12,307	15,385
Nov-21	15,572	12,344	15,210
Dec-21	15,796	12,312	15,491
Jan-22	15,385	12,047	14,996
Feb-22	15,248	11,912	14,777
Mar-22	15,173	11,581	14,662
Apr-22	14,650	11,142	13,921
May-22	14,662	11,214	13,970
Jun-22	14,089	11,038	13,328
Jul-22	14,352	11,307	13,895
Aug-22	14,114	10,988	13,494
Sep-22	13,764	10,513	12,619
Oct-22	13,966	10,377	12,866
Nov-22	14,364	10,759	13,564
Dec-22	14,155	10,710	13,345
Jan-23	14,553	11,040	13,950
Feb-23	14,271	10,754	13,588
Mar-23	14,450	11,027	13,865
Apr-23	14,566	11,094	13,978
May-23	14,437	10,973	13,783
Jun-23	14,824	10,934	14,084
Jul-23	15,071	10,927	14,310
Aug-23	14,902	10,857	14,078
Sep-23	14,564	10,581	13,657
Oct-23	14,329	10,414	13,345
Nov-23	15,061	10,886	14,173
Dec-23	15,763	11,302	14,799
Jan-24	15,815	11,271	14,790
Feb-24	16,172	11,112	14,899
Mar-24	16,567	11,215	15,171
Apr-24	15,997	10,931	14,738
May-24	16,567	11,117	15,084
Jun-24	16,779	11,222	15,225
Jul-24	17,112	11,484	15,604
Aug-24	17,419	11,649	15,913
Sep-24	17,592	11,805	16,187
Oct-24	17,257	11,512	15,788
Nov-24	17,753	11,634	16,149
Dec-24	17,265	11,444	15,747

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$179,289,501
# of Portfolio Holdings	137
Portfolio Turnover Rate	199%
Advisory Fees and Waivers	1,046,416

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Institutional Class (Inception Date: 6/30/15)	9.53%	4.79%	5.91%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.43%
Morningstar Moderately Conservative Target Risk Index	6.40%	3.88%	4.89%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	10.8%
Baird Core Plus Bond Fund - Class I	10.6%
Dodge & Cox Income Fund - Class I	5.5%
Frost Total Return Bond Fund - Class I	5.0%
Fidelity Advisor High Income Advantage Fund - Class Z	5.0%
BrandywineGLOBAL High Yield Fund - Class IS	4.9%
Microsoft Corp	3.7%
Berkshire Hathaway Inc	3.6%
Amazon.com Inc	2.6%
Apple Inc	2.1%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Energy	0.6%Footnote Reference
Materials	0.8%Footnote Reference
Utilities	0.9%Footnote Reference
Real Estate	2.6%Footnote Reference
Health Care	5.4%Footnote Reference
Communication Services	8.4%Footnote Reference
Consumer Staples	8.4%Footnote Reference
Industrials	9.3%Footnote Reference
Consumer Discretionary	14.8%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	38.2%Footnote Reference
Registered Investment Companies	41.7%Footnote Reference
Money Market Registered Investment Companies	19.3%Footnote Reference
Assets/Other Liabilities (Net)	0.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    DVOIX

Moderate Allocation Fund

Annual Shareholder Report

December 31, 2024

Institutional Class    FLMIX

Muirfield Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Muirfield Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$95	0.93%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,716	9,722	9,925
Feb-15	10,228	10,285	10,216
Mar-15	10,100	10,180	10,137
Apr-15	10,085	10,226	10,271
May-15	10,199	10,368	10,263
Jun-15	10,000	10,194	10,115
Jul-15	10,100	10,365	10,140
Aug-15	9,530	9,739	9,777
Sep-15	9,288	9,455	9,596
Oct-15	9,630	10,202	10,000
Nov-15	9,630	10,258	9,959
Dec-15	9,450	10,048	9,821
Jan-16	8,982	9,481	9,509
Feb-16	8,938	9,478	9,555
Mar-16	9,347	10,145	10,032
Apr-16	9,333	10,208	10,158
May-16	9,450	10,391	10,187
Jun-16	9,435	10,412	10,273
Jul-16	9,771	10,825	10,560
Aug-16	9,786	10,853	10,582
Sep-16	9,801	10,870	10,622
Oct-16	9,556	10,635	10,467
Nov-16	9,894	11,111	10,524
Dec-16	10,007	11,327	10,663
Jan-17	10,154	11,541	10,835
Feb-17	10,537	11,970	11,054
Mar-17	10,522	11,978	11,109
Apr-17	10,655	12,105	11,225
May-17	10,788	12,229	11,355
Jun-17	10,861	12,339	11,398
Jul-17	11,112	12,572	11,592
Aug-17	11,171	12,596	11,650
Sep-17	11,392	12,903	11,785
Oct-17	11,672	13,185	11,932
Nov-17	11,937	13,585	12,094
Dec-17	12,069	13,721	12,225
Jan-18	12,691	14,444	12,558
Feb-18	12,197	13,912	12,197
Mar-18	11,957	13,633	12,119
Apr-18	12,037	13,684	12,132
May-18	12,228	14,071	12,206
Jun-18	12,181	14,163	12,187
Jul-18	12,531	14,633	12,399
Aug-18	12,946	15,147	12,508
Sep-18	12,898	15,172	12,495
Oct-18	11,923	14,055	11,906
Nov-18	12,019	14,336	12,072
Dec-18	11,687	13,002	11,644
Jan-19	11,849	14,118	12,283
Feb-19	12,011	14,614	12,496
Mar-19	12,092	14,828	12,655
Apr-19	12,368	15,420	12,899
May-19	11,622	14,422	12,513
Jun-19	12,319	15,435	13,050
Jul-19	12,449	15,664	13,092
Aug-19	12,173	15,345	12,980
Sep-19	12,400	15,614	13,170
Oct-19	12,596	15,950	13,389
Nov-19	12,938	16,557	13,574
Dec-19	13,324	17,035	13,859
Jan-20	13,107	17,016	13,823
Feb-20	12,123	15,623	13,210
Mar-20	10,889	13,475	12,005
Apr-20	11,389	15,259	12,860
May-20	11,640	16,075	13,272
Jun-20	11,723	16,443	13,534
Jul-20	12,175	17,376	14,014
Aug-20	12,946	18,635	14,435
Sep-20	12,544	17,957	14,184
Oct-20	12,157	17,569	13,993
Nov-20	13,353	19,707	15,172
Dec-20	13,944	20,593	15,636
Jan-21	13,944	20,501	15,541
Feb-21	14,298	21,142	15,729
Mar-21	14,854	21,900	15,975
Apr-21	15,511	23,029	16,435
May-21	15,679	23,134	16,662
Jun-21	15,898	23,705	16,771
Jul-21	16,049	24,105	16,892
Aug-21	16,437	24,793	17,112
Sep-21	15,834	23,681	16,658
Oct-21	16,562	25,282	17,069
Nov-21	16,325	24,897	16,760
Dec-21	16,810	25,877	17,230
Jan-22	16,130	24,355	16,579
Feb-22	15,939	23,741	16,325
Mar-22	16,008	24,512	16,336
Apr-22	15,155	22,312	15,381
May-22	15,190	22,282	15,425
Jun-22	14,632	20,418	14,484
Jul-22	15,068	22,333	15,225
Aug-22	14,719	21,500	14,761
Sep-22	14,214	19,506	13,626
Oct-22	14,755	21,106	14,082
Nov-22	15,299	22,208	15,004
Dec-22	14,972	20,907	14,684
Jan-23	15,472	22,347	15,489
Feb-23	15,115	21,825	15,052
Mar-23	15,329	22,408	15,319
Apr-23	15,545	22,647	15,459
May-23	15,419	22,735	15,187
Jun-23	16,208	24,288	15,699
Jul-23	16,658	25,158	16,074
Aug-23	16,388	24,673	15,718
Sep-23	15,758	23,497	15,183
Oct-23	15,287	22,875	14,750
Nov-23	16,246	25,008	15,837
Dec-23	17,024	26,334	16,626
Jan-24	17,245	26,626	16,605
Feb-24	18,149	28,067	16,874
Mar-24	18,905	28,973	17,276
Apr-24	18,017	27,698	16,734
May-24	19,016	29,006	17,175
Jun-24	19,312	29,904	17,322
Jul-24	19,701	30,460	17,763
Aug-24	20,072	31,123	18,161
Sep-24	20,184	31,767	18,530
Oct-24	19,849	31,534	18,050
Nov-24	20,798	33,632	18,553
Dec-24	19,940	32,604	18,000

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$931,149,539
# of Portfolio Holdings	170
Portfolio Turnover Rate	312%
Advisory Fees and Waivers	5,470,874

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	17.13%	8.40%	7.15%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Moderate Target Risk Index	8.27%	5.37%	6.05%

What did the Fund invest in?

Top 10 Holdings

Berkshire Hathaway Inc	6.8%
Microsoft Corp	6.6%
Amazon.com Inc	4.3%
NVIDIA Corp	3.9%
Apple Inc	3.6%
Texas Instruments Inc	2.5%
Meta Platforms Inc	2.5%
Alphabet Inc - Class C	2.2%
Costco Wholesale Corp	2.0%
Mastercard Inc	1.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Energy	0.5%Footnote Reference
Utilities	0.9%Footnote Reference
Materials	1.3%Footnote Reference
Real Estate	2.4%Footnote Reference
Health Care	5.5%Footnote Reference
Industrials	8.0%Footnote Reference
Consumer Staples	8.4%Footnote Reference
Communication Services	9.3%Footnote Reference
Consumer Discretionary	14.1%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	30.3%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	69.3%Footnote Reference
Money Market Registered Investment Companies	30.0%Footnote Reference
Assets/Other Liabilities (Net)	0.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    FLMIX

Muirfield Fund

Annual Shareholder Report

December 31, 2024

Adviser Class    QNTAX

Sector Rotation Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Sector Rotation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$149	1.46%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. sector rotation detracted from performance in 2024.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Dec-14	10,000	10,000	10,000	10,000
Jan-15	9,582	9,722	9,888	9,678
Feb-15	10,114	10,285	10,394	10,253
Mar-15	10,014	10,180	10,531	10,432
Apr-15	10,171	10,226	10,374	10,165
May-15	10,148	10,368	10,559	10,398
Jun-15	9,974	10,194	10,420	10,475
Jul-15	9,818	10,365	10,434	10,354
Aug-15	9,385	9,739	9,852	9,703
Sep-15	8,998	9,455	9,534	9,227
Oct-15	9,630	10,202	10,072	9,747
Nov-15	9,844	10,258	10,208	10,064
Dec-15	9,232	10,048	9,782	9,559
Jan-16	8,586	9,481	9,226	8,718
Feb-16	8,752	9,478	9,356	8,718
Mar-16	9,763	10,145	10,153	9,413
Apr-16	10,055	10,208	10,277	9,561
May-16	10,049	10,391	10,514	9,777
Jun-16	10,029	10,412	10,558	9,770
Jul-16	10,558	10,825	11,011	10,354
Aug-16	10,671	10,853	11,066	10,537
Sep-16	10,731	10,870	10,996	10,654
Oct-16	10,214	10,635	10,702	10,148
Nov-16	11,167	11,111	11,558	11,279
Dec-16	11,285	11,327	11,811	11,595
Jan-17	11,403	11,541	12,009	11,641
Feb-17	11,441	11,970	12,324	11,866
Mar-17	11,491	11,978	12,277	11,881
Apr-17	11,495	12,105	12,379	12,012
May-17	11,332	12,229	12,319	11,767
Jun-17	11,657	12,339	12,518	12,174
Jul-17	11,813	12,572	12,629	12,264
Aug-17	11,562	12,596	12,435	12,108
Sep-17	12,128	12,903	12,922	12,864
Oct-17	12,175	13,185	13,214	12,974
Nov-17	12,778	13,585	13,700	13,348
Dec-17	12,829	13,721	13,730	13,294
Jan-18	13,153	14,444	14,124	13,641
Feb-18	12,466	13,912	13,498	13,113
Mar-18	12,376	13,633	13,624	13,283
Apr-18	12,536	13,684	13,588	13,397
May-18	12,934	14,071	14,149	14,211
Jun-18	13,227	14,163	14,209	14,312
Jul-18	13,485	14,633	14,459	14,562
Aug-18	13,816	15,147	14,921	15,190
Sep-18	13,729	15,172	14,758	14,824
Oct-18	12,585	14,055	13,349	13,214
Nov-18	12,724	14,336	13,766	13,424
Dec-18	11,261	13,002	12,208	11,830
Jan-19	12,597	14,118	13,485	13,160
Feb-19	12,956	14,614	14,057	13,845
Mar-19	12,834	14,828	13,977	13,555
Apr-19	13,064	15,420	14,539	14,015
May-19	11,491	14,422	13,380	12,925
Jun-19	12,520	15,435	14,402	13,839
Jul-19	12,286	15,664	14,574	13,918
Aug-19	11,301	15,345	13,962	13,231
Sep-19	12,227	15,614	14,390	13,507
Oct-19	12,570	15,950	14,553	13,862
Nov-19	13,078	16,557	14,986	14,433
Dec-19	13,359	17,035	15,407	14,849
Jan-20	12,568	17,016	15,004	14,373
Feb-20	11,232	15,623	13,580	13,163
Mar-20	7,981	13,475	10,831	10,303
Apr-20	9,338	15,259	12,367	11,718
May-20	9,693	16,075	13,271	12,481
Jun-20	9,862	16,443	13,438	12,922
Jul-20	10,384	17,376	14,058	13,280
Aug-20	10,751	18,635	14,552	14,028
Sep-20	10,401	17,957	14,079	13,559
Oct-20	10,575	17,569	14,385	13,843
Nov-20	12,104	19,707	16,439	16,395
Dec-20	12,657	20,593	17,511	17,813
Jan-21	12,812	20,501	17,774	18,709
Feb-21	14,108	21,142	18,983	19,876
Mar-21	15,050	21,900	19,870	20,075
Apr-21	15,815	23,029	20,764	20,497
May-21	16,275	23,134	20,805	20,539
Jun-21	15,861	23,705	20,592	20,937
Jul-21	15,510	24,105	20,663	20,181
Aug-21	15,751	24,793	21,066	20,632
Sep-21	15,269	23,681	20,229	20,024
Oct-21	15,949	25,282	21,420	20,876
Nov-21	15,361	24,897	20,791	20,006
Dec-21	16,160	25,877	21,847	20,453
Jan-22	15,689	24,355	20,272	18,484
Feb-22	15,673	23,741	20,497	18,681
Mar-22	16,061	24,512	20,781	18,914
Apr-22	14,934	22,312	19,304	17,039
May-22	15,058	22,282	19,449	17,065
Jun-22	13,497	20,418	17,578	15,661
Jul-22	14,624	22,333	19,485	17,296
Aug-22	14,088	21,500	18,880	16,942
Sep-22	12,750	19,506	17,145	15,319
Oct-22	13,995	21,106	18,948	17,005
Nov-22	14,771	22,208	20,107	17,402
Dec-22	13,971	20,907	18,993	16,273
Jan-23	15,504	22,347	20,746	17,859
Feb-23	14,888	21,825	20,370	17,557
Mar-23	14,192	22,408	19,716	16,718
Apr-23	14,115	22,647	19,562	16,418
May-23	13,749	22,735	18,938	16,266
Jun-23	15,064	24,288	20,673	17,589
Jul-23	15,602	25,158	21,526	18,664
Aug-23	15,060	24,673	20,903	17,731
Sep-23	14,162	23,497	19,804	16,687
Oct-23	13,420	22,875	18,747	15,549
Nov-23	14,810	25,008	20,342	16,956
Dec-23	15,985	26,334	22,115	19,028
Jan-24	15,722	26,626	21,737	18,288
Feb-24	16,291	28,067	23,028	19,322
Mar-24	16,908	28,973	24,317	20,013
Apr-24	16,194	27,698	22,853	18,605
May-24	16,890	29,006	23,856	19,538
Jun-24	17,167	29,904	23,479	19,357
Jul-24	17,358	30,460	24,842	21,324
Aug-24	17,671	31,123	24,822	21,006
Sep-24	18,070	31,767	25,109	21,152
Oct-24	17,709	31,534	24,932	20,847
Nov-24	18,541	33,632	27,128	23,134
Dec-24	17,978	32,604	25,196	21,223

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$36,502,983
# of Portfolio Holdings	619
Portfolio Turnover Rate	283%
Advisory Fees and Waivers	274,037

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	12.47%	6.12%	6.04%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P MidCap 400	13.93%	10.34%	9.68%
Russell 2000 Index	11.54%	7.40%	7.82%

What did the Fund invest in?

Top 10 Holdings

Apple Inc	3.6%
NVIDIA Corp	3.1%
Microsoft Corp	3.1%
Amazon.com Inc	3.0%
Alphabet Inc - Class A	3.0%
Meta Platforms Inc	1.8%
Tesla Inc	1.6%
Baird Core Plus Bond Fund - Class I	1.3%
Fidelity Total Bond Fund - Class Z	1.2%
Broadcom Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Energy	0.0%Footnote Reference
Consumer Staples	2.4%Footnote Reference
Utilities	3.0%Footnote Reference
Materials	3.3%Footnote Reference
Real Estate	3.5%Footnote Reference
Health Care	7.2%Footnote Reference
Financials	9.8%Footnote Reference
Communication Services	12.6%Footnote Reference
Industrials	12.9%Footnote Reference
Consumer Discretionary	16.3%Footnote Reference
Information Technology	29.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Material Fund Changes

Effective April 1, 2024, Quantex Fund changed its name to Sector Rotation Fund and changed its principal investment strategy from one focused on investments in mid-capitalization companies to one focused on rotation of fund assets between and among investments in securities market sectors considered most promising.

Asset Weighting

Value	Value
Common Stocks (United States)	57.5%Footnote Reference
Registered Investment Companies	4.3%Footnote Reference
Money Market Registered Investment Companies	36.6%Footnote Reference
Assets/Other Liabilities (Net)	1.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    QNTAX

Sector Rotation Fund

Annual Shareholder Report

December 31, 2024

Adviser Class    BLNAX

Balanced Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Balanced Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$99	0.98%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,827	9,722	9,925
Feb-15	10,182	10,285	10,216
Mar-15	10,100	10,180	10,137
Apr-15	10,082	10,226	10,271
May-15	10,146	10,368	10,263
Jun-15	9,963	10,194	10,115
Jul-15	10,055	10,365	10,140
Aug-15	9,635	9,739	9,777
Sep-15	9,461	9,455	9,596
Oct-15	9,727	10,202	10,000
Nov-15	9,690	10,258	9,959
Dec-15	9,553	10,048	9,821
Jan-16	9,230	9,481	9,509
Feb-16	9,212	9,478	9,555
Mar-16	9,534	10,145	10,032
Apr-16	9,553	10,208	10,158
May-16	9,617	10,391	10,187
Jun-16	9,664	10,412	10,273
Jul-16	9,932	10,825	10,560
Aug-16	9,941	10,853	10,582
Sep-16	9,950	10,870	10,622
Oct-16	9,746	10,635	10,467
Nov-16	9,913	11,111	10,524
Dec-16	10,016	11,327	10,663
Jan-17	10,138	11,541	10,835
Feb-17	10,436	11,970	11,054
Mar-17	10,436	11,978	11,109
Apr-17	10,548	12,105	11,225
May-17	10,651	12,229	11,355
Jun-17	10,707	12,339	11,398
Jul-17	10,894	12,572	11,592
Aug-17	10,959	12,596	11,650
Sep-17	11,090	12,903	11,785
Oct-17	11,277	13,185	11,932
Nov-17	11,436	13,585	12,094
Dec-17	11,540	13,721	12,225
Jan-18	11,926	14,444	12,558
Feb-18	11,560	13,912	12,197
Mar-18	11,412	13,633	12,119
Apr-18	11,432	13,684	12,132
May-18	11,560	14,071	12,206
Jun-18	11,550	14,163	12,187
Jul-18	11,798	14,633	12,399
Aug-18	12,066	15,147	12,508
Sep-18	12,032	15,172	12,495
Oct-18	11,345	14,055	11,906
Nov-18	11,405	14,336	12,072
Dec-18	11,195	13,002	11,644
Jan-19	11,376	14,118	12,283
Feb-19	11,507	14,614	12,496
Mar-19	11,612	14,828	12,655
Apr-19	11,813	15,420	12,899
May-19	11,330	14,422	12,513
Jun-19	11,869	15,435	13,050
Jul-19	11,970	15,664	13,092
Aug-19	11,838	15,345	12,980
Sep-19	11,970	15,614	13,170
Oct-19	12,112	15,950	13,389
Nov-19	12,345	16,557	13,574
Dec-19	12,604	17,035	13,859
Jan-20	12,523	17,016	13,823
Feb-20	11,870	15,623	13,210
Mar-20	10,910	13,475	12,005
Apr-20	11,298	15,259	12,860
May-20	11,533	16,075	13,272
Jun-20	11,635	16,443	13,534
Jul-20	12,025	17,376	14,014
Aug-20	12,538	18,635	14,435
Sep-20	12,263	17,957	14,184
Oct-20	11,985	17,569	13,993
Nov-20	12,871	19,707	15,172
Dec-20	13,318	20,593	15,636
Jan-21	13,277	20,501	15,541
Feb-21	13,473	21,142	15,729
Mar-21	13,813	21,900	15,975
Apr-21	14,277	23,029	16,435
May-21	14,400	23,134	16,662
Jun-21	14,586	23,705	16,771
Jul-21	14,679	24,105	16,892
Aug-21	14,926	24,793	17,112
Sep-21	14,521	23,681	16,658
Oct-21	14,979	25,282	17,069
Nov-21	14,833	24,897	16,760
Dec-21	15,144	25,877	17,230
Jan-22	14,651	24,355	16,579
Feb-22	14,495	23,741	16,325
Mar-22	14,472	24,512	16,336
Apr-22	13,857	22,312	15,381
May-22	13,879	22,282	15,425
Jun-22	13,342	20,418	14,484
Jul-22	13,657	22,333	15,225
Aug-22	13,387	21,500	14,761
Sep-22	13,015	19,506	13,626
Oct-22	13,333	21,106	14,082
Nov-22	13,764	22,208	15,004
Dec-22	13,513	20,907	14,684
Jan-23	13,897	22,347	15,489
Feb-23	13,583	21,825	15,052
Mar-23	13,804	22,408	15,319
Apr-23	13,967	22,647	15,459
May-23	13,862	22,735	15,187
Jun-23	14,376	24,288	15,699
Jul-23	14,657	25,158	16,074
Aug-23	14,481	24,673	15,718
Sep-23	14,071	23,497	15,183
Oct-23	13,776	22,875	14,750
Nov-23	14,530	25,008	15,837
Dec-23	15,200	26,334	16,626
Jan-24	15,306	26,626	16,605
Feb-24	15,864	28,067	16,874
Mar-24	16,339	28,973	17,276
Apr-24	15,696	27,698	16,734
May-24	16,375	29,006	17,175
Jun-24	16,613	29,904	17,322
Jul-24	16,913	30,460	17,763
Aug-24	17,248	31,123	18,161
Sep-24	17,379	31,767	18,530
Oct-24	17,055	31,534	18,050
Nov-24	17,656	33,632	18,553
Dec-24	17,064	32,604	18,000

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$406,204,680
# of Portfolio Holdings	159
Portfolio Turnover Rate	247%
Advisory Fees and Waivers	2,653,133

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	12.27%	6.24%	5.49%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Moderate Target Risk Index	8.27%	5.37%	6.05%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	6.2%
Baird Core Plus Bond Fund - Class I	6.2%
Berkshire Hathaway Inc	5.6%
Microsoft Corp	5.5%
Dodge & Cox Income Fund - Class I	3.9%
Amazon.com Inc	3.7%
NVIDIA Corp	3.0%
Frost Total Return Bond Fund - Class I	3.0%
Apple Inc	3.0%
Fidelity Advisor High Income Advantage Fund - Class Z	2.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.7%Footnote Reference
Energy	0.9%Footnote Reference
Materials	1.0%Footnote Reference
Real Estate	2.1%Footnote Reference
Health Care	5.4%Footnote Reference
Communication Services	8.5%Footnote Reference
Consumer Staples	8.5%Footnote Reference
Industrials	9.3%Footnote Reference
Consumer Discretionary	14.5%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.8%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	57.3%Footnote Reference
Registered Investment Companies	25.1%Footnote Reference
Money Market Registered Investment Companies	16.8%Footnote Reference
Assets/Other Liabilities (Net)	0.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    BLNAX

Balanced Fund

Annual Shareholder Report

December 31, 2024

Retail Class    FLDGX

Dynamic Allocation Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Dynamic Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$129	1.27%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,741	9,722	9,824
Feb-15	10,250	10,285	10,330
Mar-15	10,110	10,180	10,219
Apr-15	10,120	10,226	10,436
May-15	10,220	10,368	10,458
Jun-15	10,010	10,194	10,253
Jul-15	10,140	10,365	10,267
Aug-15	9,500	9,739	9,663
Sep-15	9,171	9,455	9,346
Oct-15	9,782	10,202	9,980
Nov-15	9,842	10,258	9,942
Dec-15	9,654	10,048	9,733
Jan-16	9,066	9,481	9,175
Feb-16	8,932	9,478	9,176
Mar-16	9,530	10,145	9,859
Apr-16	9,499	10,208	10,021
May-16	9,613	10,391	10,073
Jun-16	9,602	10,412	10,079
Jul-16	9,965	10,825	10,505
Aug-16	9,954	10,853	10,552
Sep-16	9,985	10,870	10,608
Oct-16	9,709	10,635	10,405
Nov-16	10,011	11,111	10,626
Dec-16	10,173	11,327	10,837
Jan-17	10,330	11,541	11,099
Feb-17	10,727	11,970	11,408
Mar-17	10,706	11,978	11,504
Apr-17	10,822	12,105	11,653
May-17	11,000	12,229	11,827
Jun-17	11,057	12,339	11,916
Jul-17	11,309	12,572	12,201
Aug-17	11,393	12,596	12,236
Sep-17	11,634	12,903	12,496
Oct-17	11,949	13,185	12,737
Nov-17	12,180	13,585	13,020
Dec-17	12,330	13,721	13,215
Jan-18	13,034	14,444	13,854
Feb-18	12,511	13,912	13,302
Mar-18	12,284	13,633	13,127
Apr-18	12,386	13,684	13,203
May-18	12,568	14,071	13,306
Jun-18	12,432	14,163	13,277
Jul-18	12,796	14,633	13,631
Aug-18	13,047	15,147	13,794
Sep-18	13,024	15,172	13,795
Oct-18	12,101	14,055	12,804
Nov-18	12,272	14,336	13,044
Dec-18	11,262	13,002	12,136
Jan-19	12,148	14,118	13,126
Feb-19	12,436	14,614	13,490
Mar-19	12,574	14,828	13,620
Apr-19	12,908	15,420	14,033
May-19	12,125	14,422	13,258
Jun-19	12,908	15,435	14,083
Jul-19	12,965	15,664	14,133
Aug-19	12,712	15,345	13,805
Sep-19	12,931	15,614	14,132
Oct-19	13,208	15,950	14,476
Nov-19	13,578	16,557	14,805
Dec-19	13,965	17,035	15,280
Jan-20	13,718	17,016	15,061
Feb-20	12,694	15,623	13,868
Mar-20	11,153	13,475	11,809
Apr-20	12,412	15,259	13,028
May-20	13,071	16,075	13,619
Jun-20	13,353	16,443	13,970
Jul-20	13,978	17,376	14,626
Aug-20	14,873	18,635	15,352
Sep-20	14,364	17,957	14,949
Oct-20	13,963	17,569	14,686
Nov-20	15,438	19,707	16,548
Dec-20	16,112	20,593	17,306
Jan-21	16,100	20,501	17,233
Feb-21	16,425	21,142	17,768
Mar-21	16,966	21,900	18,280
Apr-21	17,628	23,029	19,011
May-21	17,893	23,134	19,345
Jun-21	18,133	23,705	19,476
Jul-21	18,290	24,105	19,560
Aug-21	18,735	24,793	19,980
Sep-21	17,954	23,681	19,272
Oct-21	18,956	25,282	20,044
Nov-21	18,594	24,897	19,437
Dec-21	19,261	25,877	20,300
Jan-22	18,307	24,355	19,318
Feb-22	17,906	23,741	18,999
Mar-22	18,307	24,512	19,315
Apr-22	16,841	22,312	17,943
May-22	16,924	22,282	17,962
Jun-22	15,541	20,418	16,437
Jul-22	16,620	22,333	17,538
Aug-22	15,928	21,500	16,971
Sep-22	14,629	19,506	15,397
Oct-22	15,791	21,106	16,336
Nov-22	16,996	22,208	17,630
Dec-22	16,270	20,907	17,066
Jan-23	17,229	22,347	18,282
Feb-23	16,714	21,825	17,741
Mar-23	17,244	22,408	17,989
Apr-23	17,559	22,647	18,172
May-23	17,287	22,735	17,792
Jun-23	18,261	24,288	18,779
Jul-23	18,750	25,158	19,490
Aug-23	18,405	24,673	18,901
Sep-23	17,673	23,497	18,167
Oct-23	17,112	22,875	17,518
Nov-23	18,536	25,008	19,097
Dec-23	19,579	26,334	20,190
Jan-24	19,652	26,626	20,161
Feb-24	20,650	28,067	20,848
Mar-24	21,446	28,973	21,515
Apr-24	20,474	27,698	20,760
May-24	21,519	29,006	21,400
Jun-24	21,794	29,904	21,572
Jul-24	22,231	30,460	22,153
Aug-24	22,682	31,123	22,725
Sep-24	22,813	31,767	23,258
Oct-24	22,346	31,534	22,693
Nov-24	23,251	33,632	23,611
Dec-24	22,351	32,604	22,715

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$367,446,184
# of Portfolio Holdings	160
Portfolio Turnover Rate	304%
Advisory Fees and Waivers	2,101,471

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	14.16%	9.86%	8.38%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Aggressive Target Risk Index	12.50%	8.25%	8.55%

What did the Fund invest in?

Top 10 Holdings

Berkshire Hathaway Inc	5.5%
Microsoft Corp	5.5%
Amazon.com Inc	3.7%
NVIDIA Corp	3.1%
Apple Inc	2.9%
Costco Wholesale Corp	2.1%
Alphabet Inc - Class C	2.0%
Meta Platforms Inc	1.9%
Texas Instruments Inc	1.9%
Mastercard Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Energy	0.8%Footnote Reference
Utilities	0.8%Footnote Reference
Materials	1.0%Footnote Reference
Real Estate	2.0%Footnote Reference
Health Care	5.3%Footnote Reference
Communication Services	8.4%Footnote Reference
Consumer Staples	8.9%Footnote Reference
Industrials	9.2%Footnote Reference
Consumer Discretionary	14.8%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	57.1%Footnote Reference
Registered Investment Companies	4.4%Footnote Reference
Money Market Registered Investment Companies	36.8%Footnote Reference
Assets/Other Liabilities (Net)	1.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLDGX

Dynamic Allocation Fund

Annual Shareholder Report

December 31, 2024

Retail Class    FLBDX

Tactical Income Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Tactical Income Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$108	1.06%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  Overweight to US high yield fixed income, as US high yield outperformed investment grade.

  Interest rate volatility presented opportunities to profit from tactical duration decisions throughout the year.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Retail Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Dec-14	10,000	10,000	10,000
Jan-15	10,078	10,210	10,000
Feb-15	10,114	10,114	10,000
Mar-15	10,130	10,161	10,000
Apr-15	10,132	10,124	10,001
May-15	10,124	10,100	10,001
Jun-15	9,966	9,990	10,001
Jul-15	10,000	10,059	10,001
Aug-15	9,917	10,045	10,001
Sep-15	9,850	10,113	10,001
Oct-15	9,954	10,114	10,001
Nov-15	9,839	10,088	10,001
Dec-15	9,749	10,055	10,003
Jan-16	9,762	10,193	10,003
Feb-16	9,820	10,266	10,005
Mar-16	9,938	10,360	10,009
Apr-16	10,094	10,400	10,010
May-16	10,077	10,402	10,011
Jun-16	10,212	10,589	10,014
Jul-16	10,282	10,656	10,016
Aug-16	10,351	10,644	10,019
Sep-16	10,384	10,638	10,022
Oct-16	10,304	10,556	10,024
Nov-16	10,113	10,307	10,025
Dec-16	10,187	10,321	10,029
Jan-17	10,255	10,341	10,033
Feb-17	10,370	10,411	10,037
Mar-17	10,348	10,405	10,039
Apr-17	10,431	10,486	10,045
May-17	10,492	10,566	10,051
Jun-17	10,464	10,556	10,059
Jul-17	10,537	10,601	10,067
Aug-17	10,620	10,696	10,075
Sep-17	10,587	10,645	10,084
Oct-17	10,598	10,652	10,093
Nov-17	10,531	10,638	10,101
Dec-17	10,566	10,687	10,110
Jan-18	10,476	10,564	10,122
Feb-18	10,365	10,464	10,131
Mar-18	10,413	10,531	10,144
Apr-18	10,320	10,452	10,158
May-18	10,358	10,527	10,173
Jun-18	10,347	10,514	10,189
Jul-18	10,353	10,516	10,205
Aug-18	10,393	10,584	10,221
Sep-18	10,353	10,516	10,238
Oct-18	10,261	10,433	10,257
Nov-18	10,278	10,495	10,275
Dec-18	10,390	10,688	10,295
Jan-19	10,522	10,801	10,316
Feb-19	10,551	10,795	10,335
Mar-19	10,701	11,002	10,356
Apr-19	10,724	11,005	10,376
May-19	10,846	11,201	10,398
Jun-19	10,974	11,341	10,420
Jul-19	10,997	11,366	10,439
Aug-19	11,186	11,661	10,458
Sep-19	11,127	11,599	10,476
Oct-19	11,143	11,634	10,494
Nov-19	11,124	11,628	10,507
Dec-19	11,142	11,620	10,522
Jan-20	11,320	11,843	10,535
Feb-20	11,427	12,056	10,549
Mar-20	11,146	11,985	10,571
Apr-20	11,327	12,198	10,572
May-20	11,484	12,255	10,572
Jun-20	11,610	12,332	10,573
Jul-20	11,826	12,517	10,575
Aug-20	11,791	12,416	10,576
Sep-20	11,736	12,409	10,577
Oct-20	11,690	12,353	10,578
Nov-20	11,881	12,475	10,579
Dec-20	11,973	12,492	10,579
Jan-21	11,883	12,402	10,580
Feb-21	11,737	12,223	10,581
Mar-21	11,674	12,071	10,581
Apr-21	11,748	12,166	10,581
May-21	11,772	12,206	10,581
Jun-21	11,860	12,291	10,581
Jul-21	11,864	12,429	10,582
Aug-21	11,874	12,405	10,582
Sep-21	11,799	12,298	10,582
Oct-21	11,776	12,294	10,583
Nov-21	11,729	12,331	10,583
Dec-21	11,732	12,299	10,584
Jan-22	11,575	12,034	10,584
Feb-22	11,516	11,900	10,585
Mar-22	11,402	11,569	10,587
Apr-22	11,343	11,130	10,590
May-22	11,325	11,202	10,595
Jun-22	11,017	11,026	10,600
Jul-22	11,060	11,296	10,609
Aug-22	10,987	10,977	10,629
Sep-22	10,916	10,502	10,650
Oct-22	10,922	10,366	10,673
Nov-22	11,082	10,748	10,707
Dec-22	11,030	10,699	10,745
Jan-23	11,203	11,028	10,781
Feb-23	11,092	10,743	10,819
Mar-23	11,191	11,016	10,862
Apr-23	11,235	11,083	10,904
May-23	11,187	10,962	10,948
Jun-23	11,237	10,923	10,995
Jul-23	11,325	10,915	11,043
Aug-23	11,302	10,846	11,093
Sep-23	11,254	10,570	11,143
Oct-23	11,232	10,403	11,194
Nov-23	11,512	10,874	11,244
Dec-23	11,813	11,291	11,297
Jan-24	11,858	11,260	11,346
Feb-24	11,845	11,100	11,393
Mar-24	11,955	11,203	11,446
Apr-24	11,858	10,920	11,495
May-24	11,981	11,105	11,552
Jun-24	12,046	11,210	11,600
Jul-24	12,230	11,472	11,652
Aug-24	12,466	11,637	11,708
Sep-24	12,598	11,793	11,758
Oct-24	12,538	11,500	11,804
Nov-24	12,651	11,622	11,850
Dec-24	12,597	11,432	11,898

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$102,396,645
# of Portfolio Holdings	12
Portfolio Turnover Rate	222%
Advisory Fees and Waivers	232,834

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	6.64%	2.49%	2.34%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	5.32%	2.49%	1.75%

What did the Fund invest in?

Top 10 Holdings

BrandywineGLOBAL High Yield Fund - Class IS	15.0%
Fidelity Advisor High Income Advantage Fund - Class Z	13.4%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	12.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	9.9%
PIMCO Low Duration Income Fund - Class I	9.3%
Fidelity Total Bond Fund - Class Z	1.0%
BBH Limited Duration Fund - Class I	0.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
International Fixed Income	9.9%Footnote Reference
Money Market Registered Investment Companies	38.6%Footnote Reference
U.S. Fixed Income	51.1%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Asset Weighting

Value	Value
Registered Investment Companies	61.0%Footnote Reference
Money Market Registered Investment Companies	38.6%Footnote Reference
Assets/Other Liabilities (Net)	0.4%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLBDX

Tactical Income Fund

Annual Shareholder Report

December 31, 2024

Institutional Class    QNTIX

Sector Rotation Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Sector Rotation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$153	1.49%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. sector rotation detracted from performance in 2024.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Dec-14	10,000	10,000	10,000	10,000
Jan-15	9,582	9,722	9,888	9,678
Feb-15	10,114	10,285	10,394	10,253
Mar-15	10,014	10,180	10,531	10,432
Apr-15	10,171	10,226	10,374	10,165
May-15	10,148	10,368	10,559	10,398
Jun-15	9,974	10,194	10,420	10,475
Jul-15	9,818	10,365	10,434	10,354
Aug-15	9,385	9,739	9,852	9,703
Sep-15	8,998	9,455	9,534	9,227
Oct-15	9,630	10,202	10,072	9,747
Nov-15	9,844	10,258	10,208	10,064
Dec-15	9,232	10,048	9,782	9,559
Jan-16	8,586	9,481	9,226	8,718
Feb-16	8,752	9,478	9,356	8,718
Mar-16	9,763	10,145	10,153	9,413
Apr-16	10,055	10,208	10,277	9,561
May-16	10,049	10,391	10,514	9,777
Jun-16	10,029	10,412	10,558	9,770
Jul-16	10,558	10,825	11,011	10,354
Aug-16	10,671	10,853	11,066	10,537
Sep-16	10,731	10,870	10,996	10,654
Oct-16	10,214	10,635	10,702	10,148
Nov-16	11,167	11,111	11,558	11,279
Dec-16	11,285	11,327	11,811	11,595
Jan-17	11,407	11,541	12,009	11,641
Feb-17	11,441	11,970	12,324	11,866
Mar-17	11,491	11,978	12,277	11,881
Apr-17	11,498	12,105	12,379	12,012
May-17	11,332	12,229	12,319	11,767
Jun-17	11,661	12,339	12,518	12,174
Jul-17	11,816	12,572	12,629	12,264
Aug-17	11,569	12,596	12,435	12,108
Sep-17	12,135	12,903	12,922	12,864
Oct-17	12,185	13,185	13,214	12,974
Nov-17	12,792	13,585	13,700	13,348
Dec-17	12,847	13,721	13,730	13,294
Jan-18	13,172	14,444	14,124	13,641
Feb-18	12,487	13,912	13,498	13,113
Mar-18	12,396	13,633	13,624	13,283
Apr-18	12,561	13,684	13,588	13,397
May-18	12,962	14,071	14,149	14,211
Jun-18	13,259	14,163	14,209	14,312
Jul-18	13,522	14,633	14,459	14,562
Aug-18	13,853	15,147	14,921	15,190
Sep-18	13,770	15,172	14,758	14,824
Oct-18	12,626	14,055	13,349	13,214
Nov-18	12,769	14,336	13,766	13,424
Dec-18	11,300	13,002	12,208	11,830
Jan-19	12,640	14,118	13,485	13,160
Feb-19	13,004	14,614	14,057	13,845
Mar-19	12,885	14,828	13,977	13,555
Apr-19	13,119	15,420	14,539	14,015
May-19	11,541	14,422	13,380	12,925
Jun-19	12,577	15,435	14,402	13,839
Jul-19	12,346	15,664	14,574	13,918
Aug-19	11,357	15,345	13,962	13,231
Sep-19	12,290	15,614	14,390	13,507
Oct-19	12,634	15,950	14,553	13,862
Nov-19	13,145	16,557	14,986	14,433
Dec-19	13,425	17,035	15,407	14,849
Jan-20	12,634	17,016	15,004	14,373
Feb-20	11,288	15,623	13,580	13,163
Mar-20	8,025	13,475	10,831	10,303
Apr-20	9,384	15,259	12,367	11,718
May-20	9,745	16,075	13,271	12,481
Jun-20	9,914	16,443	13,438	12,922
Jul-20	10,436	17,376	14,058	13,280
Aug-20	10,805	18,635	14,552	14,028
Sep-20	10,457	17,957	14,079	13,559
Oct-20	10,629	17,569	14,385	13,843
Nov-20	12,168	19,707	16,439	16,395
Dec-20	12,724	20,593	17,511	17,813
Jan-21	12,878	20,501	17,774	18,709
Feb-21	14,182	21,142	18,983	19,876
Mar-21	15,130	21,900	19,870	20,075
Apr-21	15,896	23,029	20,764	20,497
May-21	16,360	23,134	20,805	20,539
Jun-21	15,943	23,705	20,592	20,937
Jul-21	15,586	24,105	20,663	20,181
Aug-21	15,829	24,793	21,066	20,632
Sep-21	15,348	23,681	20,229	20,024
Oct-21	16,028	25,282	21,420	20,876
Nov-21	15,437	24,897	20,791	20,006
Dec-21	16,240	25,877	21,847	20,453
Jan-22	15,766	24,355	20,272	18,484
Feb-22	15,754	23,741	20,497	18,681
Mar-22	16,144	24,512	20,781	18,914
Apr-22	15,009	22,312	19,304	17,039
May-22	15,134	22,282	19,449	17,065
Jun-22	13,563	20,418	17,578	15,661
Jul-22	14,698	22,333	19,485	17,296
Aug-22	14,162	21,500	18,880	16,942
Sep-22	12,809	19,506	17,145	15,319
Oct-22	14,064	21,106	18,948	17,005
Nov-22	14,840	22,208	20,107	17,402
Dec-22	14,034	20,907	18,993	16,273
Jan-23	15,579	22,347	20,746	17,859
Feb-23	14,958	21,825	20,370	17,557
Mar-23	14,257	22,408	19,716	16,718
Apr-23	14,180	22,647	19,562	16,418
May-23	13,811	22,735	18,938	16,266
Jun-23	15,131	24,288	20,673	17,589
Jul-23	15,673	25,158	21,526	18,664
Aug-23	15,127	24,673	20,903	17,731
Sep-23	14,223	23,497	19,804	16,687
Oct-23	13,481	22,875	18,747	15,549
Nov-23	14,875	25,008	20,342	16,956
Dec-23	16,054	26,334	22,115	19,028
Jan-24	15,789	26,626	21,737	18,288
Feb-24	16,362	28,067	23,028	19,322
Mar-24	16,978	28,973	24,317	20,013
Apr-24	16,265	27,698	22,853	18,605
May-24	16,961	29,006	23,856	19,538
Jun-24	17,240	29,904	23,479	19,357
Jul-24	17,432	30,460	24,842	21,324
Aug-24	17,742	31,123	24,822	21,006
Sep-24	18,144	31,767	25,109	21,152
Oct-24	17,780	31,534	24,932	20,847
Nov-24	18,617	33,632	27,128	23,134
Dec-24	18,049	32,604	25,196	21,223

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$36,502,983
# of Portfolio Holdings	619
Portfolio Turnover Rate	283%
Advisory Fees and Waivers	274,037

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	12.42%	6.10%	6.08%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P MidCap 400	13.93%	10.34%	9.68%
Russell 2000 Index	11.54%	7.40%	7.82%

What did the Fund invest in?

Top 10 Holdings

Apple Inc	3.6%
NVIDIA Corp	3.1%
Microsoft Corp	3.1%
Amazon.com Inc	3.0%
Alphabet Inc - Class A	3.0%
Meta Platforms Inc	1.8%
Tesla Inc	1.6%
Baird Core Plus Bond Fund - Class I	1.3%
Fidelity Total Bond Fund - Class Z	1.2%
Broadcom Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Energy	0.0%Footnote Reference
Consumer Staples	2.4%Footnote Reference
Utilities	3.0%Footnote Reference
Materials	3.3%Footnote Reference
Real Estate	3.5%Footnote Reference
Health Care	7.2%Footnote Reference
Financials	9.8%Footnote Reference
Communication Services	12.6%Footnote Reference
Industrials	12.9%Footnote Reference
Consumer Discretionary	16.3%Footnote Reference
Information Technology	29.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Material Fund Changes

Effective April 1, 2024, Quantex Fund changed its name to Sector Rotation Fund and changed its principal investment strategy from one focused on investments in mid-capitalization companies to one focused on rotation of fund assets between and among investments in securities market sectors considered most promising.

Asset Weighting

Value	Value
Common Stocks (United States)	57.5%Footnote Reference
Registered Investment Companies	4.3%Footnote Reference
Money Market Registered Investment Companies	36.6%Footnote Reference
Assets/Other Liabilities (Net)	1.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    QNTIX

Sector Rotation Fund

Annual Shareholder Report

December 31, 2024

Institutional Class    BLNIX

Balanced Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Balanced Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$107	1.06%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,827	9,722	9,925
Feb-15	10,182	10,285	10,216
Mar-15	10,100	10,180	10,137
Apr-15	10,082	10,226	10,271
May-15	10,146	10,368	10,263
Jun-15	9,963	10,194	10,115
Jul-15	10,055	10,365	10,140
Aug-15	9,635	9,739	9,777
Sep-15	9,461	9,455	9,596
Oct-15	9,727	10,202	10,000
Nov-15	9,690	10,258	9,959
Dec-15	9,553	10,048	9,821
Jan-16	9,230	9,481	9,509
Feb-16	9,212	9,478	9,555
Mar-16	9,534	10,145	10,032
Apr-16	9,553	10,208	10,158
May-16	9,617	10,391	10,187
Jun-16	9,664	10,412	10,273
Jul-16	9,932	10,825	10,560
Aug-16	9,941	10,853	10,582
Sep-16	9,950	10,870	10,622
Oct-16	9,746	10,635	10,467
Nov-16	9,913	11,111	10,524
Dec-16	10,022	11,327	10,663
Jan-17	10,134	11,541	10,835
Feb-17	10,433	11,970	11,054
Mar-17	10,433	11,978	11,109
Apr-17	10,545	12,105	11,225
May-17	10,647	12,229	11,355
Jun-17	10,703	12,339	11,398
Jul-17	10,891	12,572	11,592
Aug-17	10,956	12,596	11,650
Sep-17	11,096	12,903	11,785
Oct-17	11,284	13,185	11,932
Nov-17	11,443	13,585	12,094
Dec-17	11,551	13,721	12,225
Jan-18	11,927	14,444	12,558
Feb-18	11,561	13,912	12,197
Mar-18	11,423	13,633	12,119
Apr-18	11,442	13,684	12,132
May-18	11,571	14,071	12,206
Jun-18	11,561	14,163	12,187
Jul-18	11,819	14,633	12,399
Aug-18	12,078	15,147	12,508
Sep-18	12,048	15,172	12,495
Oct-18	11,361	14,055	11,906
Nov-18	11,421	14,336	12,072
Dec-18	11,222	13,002	11,644
Jan-19	11,403	14,118	12,283
Feb-19	11,534	14,614	12,496
Mar-19	11,644	14,828	12,655
Apr-19	11,846	15,420	12,899
May-19	11,372	14,422	12,513
Jun-19	11,907	15,435	13,050
Jul-19	12,008	15,664	13,092
Aug-19	11,876	15,345	12,980
Sep-19	12,018	15,614	13,170
Oct-19	12,160	15,950	13,389
Nov-19	12,384	16,557	13,574
Dec-19	12,655	17,035	13,859
Jan-20	12,583	17,016	13,823
Feb-20	11,918	15,623	13,210
Mar-20	10,955	13,475	12,005
Apr-20	11,344	15,259	12,860
May-20	11,580	16,075	13,272
Jun-20	11,682	16,443	13,534
Jul-20	12,073	17,376	14,014
Aug-20	12,588	18,635	14,435
Sep-20	12,309	17,957	14,184
Oct-20	12,030	17,569	13,993
Nov-20	12,930	19,707	15,172
Dec-20	13,377	20,593	15,636
Jan-21	13,346	20,501	15,541
Feb-21	13,533	21,142	15,729
Mar-21	13,884	21,900	15,975
Apr-21	14,349	23,029	16,435
May-21	14,473	23,134	16,662
Jun-21	14,649	23,705	16,771
Jul-21	14,752	24,105	16,892
Aug-21	15,001	24,793	17,112
Sep-21	14,590	23,681	16,658
Oct-21	15,049	25,282	17,069
Nov-21	14,893	24,897	16,760
Dec-21	15,212	25,877	17,230
Jan-22	14,718	24,355	16,579
Feb-22	14,561	23,741	16,325
Mar-22	14,527	24,512	16,336
Apr-22	13,910	22,312	15,381
May-22	13,933	22,282	15,425
Jun-22	13,394	20,418	14,484
Jul-22	13,710	22,333	15,225
Aug-22	13,439	21,500	14,761
Sep-22	13,067	19,506	13,626
Oct-22	13,385	21,106	14,082
Nov-22	13,818	22,208	15,004
Dec-22	13,569	20,907	14,684
Jan-23	13,954	22,347	15,489
Feb-23	13,651	21,825	15,052
Mar-23	13,860	22,408	15,319
Apr-23	14,024	22,647	15,459
May-23	13,919	22,735	15,187
Jun-23	14,434	24,288	15,699
Jul-23	14,716	25,158	16,074
Aug-23	14,539	24,673	15,718
Sep-23	14,128	23,497	15,183
Oct-23	13,821	22,875	14,750
Nov-23	14,589	25,008	15,837
Dec-23	15,269	26,334	16,626
Jan-24	15,364	26,626	16,605
Feb-24	15,923	28,067	16,874
Mar-24	16,411	28,973	17,276
Apr-24	15,754	27,698	16,734
May-24	16,435	29,006	17,175
Jun-24	16,674	29,904	17,322
Jul-24	16,973	30,460	17,763
Aug-24	17,309	31,123	18,161
Sep-24	17,441	31,767	18,530
Oct-24	17,116	31,534	18,050
Nov-24	17,706	33,632	18,553
Dec-24	17,123	32,604	18,000

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$406,204,680
# of Portfolio Holdings	159
Portfolio Turnover Rate	247%
Advisory Fees and Waivers	2,653,133

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	12.15%	6.23%	5.53%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Moderate Target Risk Index	8.27%	5.37%	6.05%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	6.2%
Baird Core Plus Bond Fund - Class I	6.2%
Berkshire Hathaway Inc	5.6%
Microsoft Corp	5.5%
Dodge & Cox Income Fund - Class I	3.9%
Amazon.com Inc	3.7%
NVIDIA Corp	3.0%
Frost Total Return Bond Fund - Class I	3.0%
Apple Inc	3.0%
Fidelity Advisor High Income Advantage Fund - Class Z	2.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Utilities	0.7%Footnote Reference
Energy	0.9%Footnote Reference
Materials	1.0%Footnote Reference
Real Estate	2.1%Footnote Reference
Health Care	5.4%Footnote Reference
Communication Services	8.5%Footnote Reference
Consumer Staples	8.5%Footnote Reference
Industrials	9.3%Footnote Reference
Consumer Discretionary	14.5%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.8%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	57.3%Footnote Reference
Registered Investment Companies	25.1%Footnote Reference
Money Market Registered Investment Companies	16.8%Footnote Reference
Assets/Other Liabilities (Net)	0.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    BLNIX

Balanced Fund

Annual Shareholder Report

December 31, 2024

Adviser Class    BNDAX

Tactical Income Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Tactical Income Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$74	0.72%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  Overweight to US high yield fixed income, as US high yield outperformed investment grade.

  Interest rate volatility presented opportunities to profit from tactical duration decisions throughout the year.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Dec-14	10,000	10,000	10,000
Jan-15	10,078	10,210	10,000
Feb-15	10,114	10,114	10,000
Mar-15	10,130	10,161	10,000
Apr-15	10,132	10,124	10,001
May-15	10,124	10,100	10,001
Jun-15	9,966	9,990	10,001
Jul-15	10,000	10,059	10,001
Aug-15	9,917	10,045	10,001
Sep-15	9,850	10,113	10,001
Oct-15	9,954	10,114	10,001
Nov-15	9,839	10,088	10,001
Dec-15	9,749	10,055	10,003
Jan-16	9,762	10,193	10,003
Feb-16	9,820	10,266	10,005
Mar-16	9,938	10,360	10,009
Apr-16	10,094	10,400	10,010
May-16	10,077	10,402	10,011
Jun-16	10,212	10,589	10,014
Jul-16	10,282	10,656	10,016
Aug-16	10,351	10,644	10,019
Sep-16	10,384	10,638	10,022
Oct-16	10,304	10,556	10,024
Nov-16	10,124	10,307	10,025
Dec-16	10,196	10,321	10,029
Jan-17	10,275	10,341	10,033
Feb-17	10,385	10,411	10,037
Mar-17	10,369	10,405	10,039
Apr-17	10,457	10,486	10,045
May-17	10,518	10,566	10,051
Jun-17	10,502	10,556	10,059
Jul-17	10,574	10,601	10,067
Aug-17	10,664	10,696	10,075
Sep-17	10,630	10,645	10,084
Oct-17	10,641	10,652	10,093
Nov-17	10,574	10,638	10,101
Dec-17	10,611	10,687	10,110
Jan-18	10,521	10,564	10,122
Feb-18	10,413	10,464	10,131
Mar-18	10,464	10,531	10,144
Apr-18	10,371	10,452	10,158
May-18	10,413	10,527	10,173
Jun-18	10,402	10,514	10,189
Jul-18	10,413	10,516	10,205
Aug-18	10,453	10,584	10,221
Sep-18	10,413	10,516	10,238
Oct-18	10,321	10,433	10,257
Nov-18	10,342	10,495	10,275
Dec-18	10,457	10,688	10,295
Jan-19	10,602	10,801	10,316
Feb-19	10,625	10,795	10,335
Mar-19	10,776	11,002	10,356
Apr-19	10,802	11,005	10,376
May-19	10,924	11,201	10,398
Jun-19	11,064	11,341	10,420
Jul-19	11,090	11,366	10,439
Aug-19	11,284	11,661	10,458
Sep-19	11,213	11,599	10,476
Oct-19	11,233	11,634	10,494
Nov-19	11,218	11,628	10,507
Dec-19	11,246	11,620	10,522
Jan-20	11,428	11,843	10,535
Feb-20	11,541	12,056	10,549
Mar-20	11,261	11,985	10,571
Apr-20	11,446	12,198	10,572
May-20	11,608	12,255	10,572
Jun-20	11,739	12,332	10,573
Jul-20	11,961	12,517	10,575
Aug-20	11,928	12,416	10,576
Sep-20	11,876	12,409	10,577
Oct-20	11,834	12,353	10,578
Nov-20	12,033	12,475	10,579
Dec-20	12,130	12,492	10,579
Jan-21	12,039	12,402	10,580
Feb-21	11,896	12,223	10,581
Mar-21	11,835	12,071	10,581
Apr-21	11,927	12,166	10,581
May-21	11,943	12,206	10,581
Jun-21	12,037	12,291	10,581
Jul-21	12,046	12,429	10,582
Aug-21	12,059	12,405	10,582
Sep-21	11,989	12,298	10,582
Oct-21	11,966	12,294	10,583
Nov-21	11,930	12,331	10,583
Dec-21	11,936	12,299	10,584
Jan-22	11,776	12,034	10,584
Feb-22	11,729	11,900	10,585
Mar-22	11,599	11,569	10,587
Apr-22	11,556	11,130	10,590
May-22	11,543	11,202	10,595
Jun-22	11,233	11,026	10,600
Jul-22	11,270	11,296	10,609
Aug-22	11,208	10,977	10,629
Sep-22	11,140	10,502	10,650
Oct-22	11,149	10,366	10,673
Nov-22	11,312	10,748	10,707
Dec-22	11,262	10,699	10,745
Jan-23	11,450	11,028	10,781
Feb-23	11,337	10,743	10,819
Mar-23	11,438	11,016	10,862
Apr-23	11,483	11,083	10,904
May-23	11,443	10,962	10,948
Jun-23	11,507	10,923	10,995
Jul-23	11,590	10,915	11,043
Aug-23	11,567	10,846	11,093
Sep-23	11,531	10,570	11,143
Oct-23	11,505	10,403	11,194
Nov-23	11,805	10,874	11,244
Dec-23	12,110	11,291	11,297
Jan-24	12,156	11,260	11,346
Feb-24	12,149	11,100	11,393
Mar-24	12,268	11,203	11,446
Apr-24	12,158	10,920	11,495
May-24	12,301	11,105	11,552
Jun-24	12,381	11,210	11,600
Jul-24	12,576	11,472	11,652
Aug-24	12,812	11,637	11,708
Sep-24	12,940	11,793	11,758
Oct-24	12,893	11,500	11,804
Nov-24	13,002	11,622	11,850
Dec-24	12,952	11,432	11,898

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$102,396,645
# of Portfolio Holdings	12
Portfolio Turnover Rate	222%
Advisory Fees and Waivers	232,834

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	6.95%	2.87%	2.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	5.32%	2.49%	1.75%

What did the Fund invest in?

Top 10 Holdings

BrandywineGLOBAL High Yield Fund - Class IS	15.0%
Fidelity Advisor High Income Advantage Fund - Class Z	13.4%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	12.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	9.9%
PIMCO Low Duration Income Fund - Class I	9.3%
Fidelity Total Bond Fund - Class Z	1.0%
BBH Limited Duration Fund - Class I	0.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
International Fixed Income	9.9%Footnote Reference
Money Market Registered Investment Companies	38.6%Footnote Reference
U.S. Fixed Income	51.1%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Asset Weighting

Value	Value
Registered Investment Companies	61.0%Footnote Reference
Money Market Registered Investment Companies	38.6%Footnote Reference
Assets/Other Liabilities (Net)	0.4%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    BNDAX

Tactical Income Fund

Annual Shareholder Report

December 31, 2024

Adviser Class    DYGAX

Dynamic Allocation Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Dynamic Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$95	0.94%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,741	9,722	9,824
Feb-15	10,250	10,285	10,330
Mar-15	10,110	10,180	10,219
Apr-15	10,120	10,226	10,436
May-15	10,220	10,368	10,458
Jun-15	10,010	10,194	10,253
Jul-15	10,140	10,365	10,267
Aug-15	9,500	9,739	9,663
Sep-15	9,171	9,455	9,346
Oct-15	9,782	10,202	9,980
Nov-15	9,842	10,258	9,942
Dec-15	9,654	10,048	9,733
Jan-16	9,066	9,481	9,175
Feb-16	8,932	9,478	9,176
Mar-16	9,530	10,145	9,859
Apr-16	9,499	10,208	10,021
May-16	9,613	10,391	10,073
Jun-16	9,602	10,412	10,079
Jul-16	9,965	10,825	10,505
Aug-16	9,954	10,853	10,552
Sep-16	9,985	10,870	10,608
Oct-16	9,709	10,635	10,405
Nov-16	10,011	11,111	10,626
Dec-16	10,184	11,327	10,837
Jan-17	10,341	11,541	11,099
Feb-17	10,739	11,970	11,408
Mar-17	10,718	11,978	11,504
Apr-17	10,844	12,105	11,653
May-17	11,022	12,229	11,827
Jun-17	11,074	12,339	11,916
Jul-17	11,337	12,572	12,201
Aug-17	11,421	12,596	12,236
Sep-17	11,662	12,903	12,496
Oct-17	11,977	13,185	12,737
Nov-17	12,219	13,585	13,020
Dec-17	12,366	13,721	13,215
Jan-18	13,071	14,444	13,854
Feb-18	12,559	13,912	13,302
Mar-18	12,332	13,633	13,127
Apr-18	12,434	13,684	13,203
May-18	12,616	14,071	13,306
Jun-18	12,480	14,163	13,277
Jul-18	12,844	14,633	13,631
Aug-18	13,095	15,147	13,794
Sep-18	13,084	15,172	13,795
Oct-18	12,160	14,055	12,804
Nov-18	12,331	14,336	13,044
Dec-18	11,316	13,002	12,136
Jan-19	12,203	14,118	13,126
Feb-19	12,502	14,614	13,490
Mar-19	12,635	14,828	13,620
Apr-19	12,981	15,420	14,033
May-19	12,196	14,422	13,258
Jun-19	12,987	15,435	14,083
Jul-19	13,045	15,664	14,133
Aug-19	12,790	15,345	13,805
Sep-19	13,022	15,614	14,132
Oct-19	13,300	15,950	14,476
Nov-19	13,670	16,557	14,805
Dec-19	14,064	17,035	15,280
Jan-20	13,828	17,016	15,061
Feb-20	12,801	15,623	13,868
Mar-20	11,254	13,475	11,809
Apr-20	12,517	15,259	13,028
May-20	13,179	16,075	13,619
Jun-20	13,474	16,443	13,970
Jul-20	14,114	17,376	14,626
Aug-20	15,014	18,635	15,352
Sep-20	14,512	17,957	14,949
Oct-20	14,108	17,569	14,686
Nov-20	15,604	19,707	16,548
Dec-20	16,294	20,593	17,306
Jan-21	16,294	20,501	17,233
Feb-21	16,621	21,142	17,768
Mar-21	17,178	21,900	18,280
Apr-21	17,856	23,029	19,011
May-21	18,122	23,134	19,345
Jun-21	18,376	23,705	19,476
Jul-21	18,534	24,105	19,560
Aug-21	18,994	24,793	19,980
Sep-21	18,214	23,681	19,272
Oct-21	19,235	25,282	20,044
Nov-21	18,882	24,897	19,437
Dec-21	19,556	25,877	20,300
Jan-22	18,583	24,355	19,318
Feb-22	18,194	23,741	18,999
Mar-22	18,597	24,512	19,315
Apr-22	17,124	22,312	17,943
May-22	17,207	22,282	17,962
Jun-22	15,804	20,418	16,437
Jul-22	16,916	22,333	17,538
Aug-22	16,207	21,500	16,971
Sep-22	14,886	19,506	15,397
Oct-22	16,083	21,106	16,336
Nov-22	17,321	22,208	17,630
Dec-22	16,578	20,907	17,066
Jan-23	17,571	22,347	18,282
Feb-23	17,039	21,825	17,741
Mar-23	17,586	22,408	17,989
Apr-23	17,903	22,647	18,172
May-23	17,643	22,735	17,792
Jun-23	18,637	24,288	18,779
Jul-23	19,157	25,158	19,490
Aug-23	18,796	24,673	18,901
Sep-23	18,059	23,497	18,167
Oct-23	17,493	22,875	17,518
Nov-23	18,944	25,008	19,097
Dec-23	20,014	26,334	20,190
Jan-24	20,102	26,626	20,161
Feb-24	21,123	28,067	20,848
Mar-24	21,941	28,973	21,515
Apr-24	20,960	27,698	20,760
May-24	22,029	29,006	21,400
Jun-24	22,322	29,904	21,572
Jul-24	22,777	30,460	22,153
Aug-24	23,248	31,123	22,725
Sep-24	23,395	31,767	23,258
Oct-24	22,922	31,534	22,693
Nov-24	23,853	33,632	23,611
Dec-24	22,936	32,604	22,715

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$367,446,184
# of Portfolio Holdings	160
Portfolio Turnover Rate	304%
Advisory Fees and Waivers	2,101,471

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	14.60%	10.28%	8.66%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Aggressive Target Risk Index	12.50%	8.25%	8.55%

What did the Fund invest in?

Top 10 Holdings

Berkshire Hathaway Inc	5.5%
Microsoft Corp	5.5%
Amazon.com Inc	3.7%
NVIDIA Corp	3.1%
Apple Inc	2.9%
Costco Wholesale Corp	2.1%
Alphabet Inc - Class C	2.0%
Meta Platforms Inc	1.9%
Texas Instruments Inc	1.9%
Mastercard Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Energy	0.8%Footnote Reference
Utilities	0.8%Footnote Reference
Materials	1.0%Footnote Reference
Real Estate	2.0%Footnote Reference
Health Care	5.3%Footnote Reference
Communication Services	8.4%Footnote Reference
Consumer Staples	8.9%Footnote Reference
Industrials	9.2%Footnote Reference
Consumer Discretionary	14.8%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	57.1%Footnote Reference
Registered Investment Companies	4.4%Footnote Reference
Money Market Registered Investment Companies	36.8%Footnote Reference
Assets/Other Liabilities (Net)	1.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    DYGAX

Dynamic Allocation Fund

Annual Shareholder Report

December 31, 2024

Retail Class    FLRUX

Conservative Allocation Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Conservative Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$125	1.23%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Retail Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,775	10,210	10,047
Feb-15	10,116	10,114	10,100
Mar-15	10,022	10,161	10,061
Apr-15	10,218	10,124	10,118
May-15	10,209	10,100	10,074
Jun-15	9,737	9,990	9,999
Jul-15	9,651	10,059	10,026
Aug-15	9,126	10,045	9,911
Sep-15	8,539	10,113	9,881
Oct-15	9,042	10,114	10,017
Nov-15	8,635	10,088	9,958
Dec-15	8,308	10,055	9,908
Jan-16	8,091	10,193	9,882
Feb-16	8,153	10,266	9,959
Mar-16	8,812	10,360	10,188
Apr-16	9,113	10,400	10,272
May-16	9,376	10,402	10,263
Jun-16	9,681	10,589	10,416
Jul-16	9,872	10,656	10,543
Aug-16	9,819	10,644	10,536
Sep-16	10,102	10,638	10,566
Oct-16	9,711	10,556	10,460
Nov-16	9,780	10,307	10,320
Dec-16	9,959	10,321	10,372
Jan-17	9,922	10,341	10,450
Feb-17	10,090	10,411	10,556
Mar-17	10,244	10,405	10,578
Apr-17	10,244	10,486	10,666
May-17	10,291	10,566	10,758
Jun-17	10,286	10,556	10,753
Jul-17	10,576	10,601	10,853
Aug-17	10,506	10,696	10,928
Sep-17	10,548	10,645	10,942
Oct-17	10,482	10,652	10,989
Nov-17	10,632	10,638	11,035
Dec-17	10,720	10,687	11,097
Jan-18	10,834	10,564	11,149
Feb-18	10,648	10,464	10,991
Mar-18	10,606	10,531	11,003
Apr-18	10,572	10,452	10,957
May-18	10,644	10,527	11,007
Jun-18	10,610	10,514	11,003
Jul-18	10,735	10,516	11,074
Aug-18	10,840	10,584	11,136
Sep-18	10,826	10,516	11,102
Oct-18	10,475	10,433	10,886
Nov-18	10,479	10,495	10,975
Dec-18	10,439	10,688	10,965
Jan-19	10,646	10,801	11,247
Feb-19	10,725	10,795	11,310
Mar-19	10,848	11,002	11,476
Apr-19	10,952	11,005	11,553
May-19	10,794	11,201	11,543
Jun-19	11,120	11,341	11,793
Jul-19	11,180	11,366	11,824
Aug-19	11,205	11,661	11,918
Sep-19	11,230	11,599	11,960
Oct-19	11,295	11,634	12,053
Nov-19	11,370	11,628	12,095
Dec-19	11,509	11,620	12,195
Jan-20	11,569	11,843	12,320
Feb-20	11,333	12,056	12,248
Mar-20	10,713	11,985	11,784
Apr-20	10,946	12,198	12,203
May-20	11,163	12,255	12,402
Jun-20	11,269	12,332	12,548
Jul-20	11,578	12,517	12,835
Aug-20	11,776	12,416	12,927
Sep-20	11,624	12,409	12,839
Oct-20	11,491	12,353	12,745
Nov-20	11,980	12,475	13,208
Dec-20	12,232	12,492	13,383
Jan-21	12,165	12,402	13,288
Feb-21	12,160	12,223	13,169
Mar-21	12,262	12,071	13,169
Apr-21	12,498	12,166	13,379
May-21	12,559	12,206	13,494
Jun-21	12,682	12,291	13,575
Jul-21	12,723	12,429	13,704
Aug-21	12,811	12,405	13,751
Sep-21	12,615	12,298	13,533
Oct-21	12,770	12,294	13,628
Nov-21	12,683	12,331	13,564
Dec-21	12,799	12,299	13,686
Jan-22	12,528	12,034	13,340
Feb-22	12,436	11,900	13,166
Mar-22	12,306	11,569	12,944
Apr-22	11,976	11,130	12,394
May-22	11,987	11,202	12,447
Jun-22	11,500	11,026	12,041
Jul-22	11,662	11,296	12,433
Aug-22	11,494	10,977	12,081
Sep-22	11,267	10,502	11,400
Oct-22	11,337	10,366	11,469
Nov-22	11,616	10,748	11,997
Dec-22	11,488	10,699	11,887
Jan-23	11,780	11,028	12,310
Feb-23	11,576	10,743	11,999
Mar-23	11,720	11,016	12,259
Apr-23	11,786	11,083	12,347
May-23	11,670	10,962	12,182
Jun-23	11,869	10,923	12,295
Jul-23	12,003	10,915	12,401
Aug-23	11,908	10,846	12,252
Sep-23	11,702	10,570	11,919
Oct-23	11,573	10,403	11,700
Nov-23	12,078	10,874	12,312
Dec-23	12,599	11,291	12,807
Jan-24	12,621	11,260	12,779
Feb-24	12,735	11,100	12,735
Mar-24	12,973	11,203	12,903
Apr-24	12,602	10,920	12,566
May-24	12,950	11,105	12,822
Jun-24	13,087	11,210	12,932
Jul-24	13,345	11,472	13,255
Aug-24	13,563	11,637	13,492
Sep-24	13,718	11,793	13,700
Oct-24	13,452	11,500	13,346
Nov-24	13,741	11,622	13,543
Dec-24	13,421	11,432	13,263

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$144,823,219
# of Portfolio Holdings	134
Portfolio Turnover Rate	166%
Advisory Fees and Waivers	676,606

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	6.53%	3.12%	2.99%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar Conservative Target Risk Index	3.57%	1.69%	2.86%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	16.1%
Baird Core Plus Bond Fund - Class I	16.0%
Dodge & Cox Income Fund - Class I	7.0%
Fidelity Advisor High Income Advantage Fund - Class Z	6.7%
Frost Total Return Bond Fund - Class I	6.7%
BrandywineGLOBAL High Yield Fund - Class IS	6.6%
Microsoft Corp	2.1%
Berkshire Hathaway Inc	2.1%
Amazon.com Inc	1.5%
Apple Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Energy	0.4%Footnote Reference
Materials	0.8%Footnote Reference
Utilities	1.1%Footnote Reference
Real Estate	1.9%Footnote Reference
Health Care	5.4%Footnote Reference
Industrials	8.5%Footnote Reference
Communication Services	8.8%Footnote Reference
Consumer Staples	8.8%Footnote Reference
Consumer Discretionary	15.1%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	22.1%Footnote Reference
Registered Investment Companies	59.0%Footnote Reference
Money Market Registered Investment Companies	18.2%Footnote Reference
Assets/Other Liabilities (Net)	0.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLRUX

Conservative Allocation Fund

Annual Shareholder Report

December 31, 2024

Retail Class    FLSPX

Spectrum Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Spectrum Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$190	1.85%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection in long positions detracted from performance, but the Fund’s short positions positively contributed during the year.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jan-15	10,000	10,000	10,000
Jan-15	9,770	9,722	9,925
Feb-15	10,350	10,285	10,216
Mar-15	10,310	10,180	10,137
Apr-15	10,170	10,226	10,271
May-15	10,290	10,368	10,263
Jun-15	10,100	10,194	10,115
Jul-15	10,280	10,365	10,140
Aug-15	9,770	9,739	9,777
Sep-15	9,650	9,455	9,596
Oct-15	10,050	10,202	10,000
Nov-15	10,090	10,258	9,959
Dec-15	9,879	10,048	9,821
Jan-16	9,463	9,481	9,509
Feb-16	9,504	9,478	9,555
Mar-16	9,920	10,145	10,032
Apr-16	9,808	10,208	10,158
May-16	9,940	10,391	10,187
Jun-16	9,869	10,412	10,273
Jul-16	10,214	10,825	10,560
Aug-16	10,224	10,853	10,582
Sep-16	10,235	10,870	10,622
Oct-16	10,123	10,635	10,467
Nov-16	10,417	11,111	10,524
Dec-16	10,568	11,327	10,663
Jan-17	10,702	11,541	10,835
Feb-17	11,113	11,970	11,054
Mar-17	11,113	11,978	11,109
Apr-17	11,185	12,105	11,225
May-17	11,267	12,229	11,355
Jun-17	11,318	12,339	11,398
Jul-17	11,534	12,572	11,592
Aug-17	11,586	12,596	11,650
Sep-17	11,853	12,903	11,785
Oct-17	12,151	13,185	11,932
Nov-17	12,449	13,585	12,094
Dec-17	12,605	13,721	12,225
Jan-18	13,242	14,444	12,558
Feb-18	12,759	13,912	12,197
Mar-18	12,496	13,633	12,119
Apr-18	12,595	13,684	12,132
May-18	12,770	14,071	12,206
Jun-18	12,715	14,163	12,187
Jul-18	13,089	14,633	12,399
Aug-18	13,495	15,147	12,508
Sep-18	13,495	15,172	12,494
Oct-18	12,386	14,055	11,906
Nov-18	12,485	14,336	12,072
Dec-18	12,106	13,002	11,644
Jan-19	12,284	14,118	12,283
Feb-19	12,439	14,614	12,496
Mar-19	12,484	14,828	12,654
Apr-19	12,828	15,420	12,898
May-19	12,028	14,422	12,513
Jun-19	12,750	15,435	13,050
Jul-19	12,850	15,664	13,092
Aug-19	12,606	15,345	12,980
Sep-19	12,828	15,614	13,170
Oct-19	12,939	15,950	13,389
Nov-19	13,340	16,557	13,574
Dec-19	13,683	17,035	13,859
Jan-20	13,380	17,016	13,823
Feb-20	12,303	15,623	13,210
Mar-20	10,787	13,475	12,005
Apr-20	11,191	15,259	12,860
May-20	11,348	16,075	13,272
Jun-20	11,472	16,443	13,534
Jul-20	11,932	17,376	14,014
Aug-20	12,707	18,635	14,435
Sep-20	12,314	17,957	14,184
Oct-20	11,921	17,569	13,993
Nov-20	13,067	19,707	15,172
Dec-20	13,652	20,593	15,636
Jan-21	13,663	20,501	15,541
Feb-21	13,978	21,142	15,729
Mar-21	14,494	21,900	15,975
Apr-21	15,146	23,029	16,435
May-21	15,315	23,134	16,662
Jun-21	15,573	23,705	16,771
Jul-21	15,730	24,105	16,891
Aug-21	16,135	24,793	17,112
Sep-21	15,542	23,681	16,658
Oct-21	16,307	25,282	17,069
Nov-21	16,059	24,897	16,759
Dec-21	16,461	25,877	17,230
Jan-22	15,809	24,355	16,579
Feb-22	15,643	23,741	16,325
Mar-22	15,738	24,512	16,336
Apr-22	14,908	22,312	15,381
May-22	14,920	22,282	15,425
Jun-22	14,374	20,418	14,484
Jul-22	14,801	22,333	15,225
Aug-22	14,457	21,500	14,761
Sep-22	13,937	19,506	13,626
Oct-22	14,424	21,106	14,082
Nov-22	14,938	22,208	15,004
Dec-22	14,564	20,907	14,684
Jan-23	15,162	22,347	15,489
Feb-23	14,796	21,825	15,052
Mar-23	14,967	22,408	15,319
Apr-23	15,150	22,647	15,459
May-23	15,028	22,735	15,187
Jun-23	15,784	24,288	15,699
Jul-23	16,225	25,158	16,074
Aug-23	15,931	24,673	15,717
Sep-23	15,319	23,497	15,183
Oct-23	14,865	22,875	14,750
Nov-23	15,786	25,008	15,837
Dec-23	16,554	26,334	16,626
Jan-24	16,660	26,626	16,604
Feb-24	17,520	28,067	16,874
Mar-24	18,169	28,973	17,276
Apr-24	17,361	27,698	16,734
May-24	18,394	29,006	17,175
Jun-24	18,632	29,904	17,322
Jul-24	19,109	30,460	17,763
Aug-24	19,414	31,123	18,161
Sep-24	19,587	31,767	18,530
Oct-24	19,281	31,534	18,050
Nov-24	20,145	33,632	18,553
Dec-24	19,568	32,604	18,000

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$223,030,751
# of Portfolio Holdings	519
Portfolio Turnover Rate	260%
Advisory Fees and Waivers	1,565,038

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Retail Class (Inception Date: 1/1/15)	18.21%	7.42%	6.95%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Moderate Target Risk Index	8.27%	5.37%	6.06%

What did the Fund invest in?

Top 10 Holdings

Microsoft Corp	5.1%
Apple Inc	5.0%
Berkshire Hathaway Inc	4.5%
NVIDIA Corp	4.1%
Amazon.com Inc	3.4%
Mastercard Inc	3.0%
Costco Wholesale Corp	2.3%
Alphabet Inc - Class C	2.2%
Meta Platforms Inc	2.2%
Texas Instruments Inc	2.1%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Real Estate	-1.6%Footnote Reference
Materials	0.2%Footnote Reference
Utilities	2.7%Footnote Reference
Energy	3.3%Footnote Reference
Consumer Staples	4.8%Footnote Reference
Industrials	7.6%Footnote Reference
Health Care	7.8%Footnote Reference
Communication Services	8.2%Footnote Reference
Consumer Discretionary	14.1%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	33.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks - Long	96.7%Footnote Reference
Money Market Registered Investment Companies	3.7%Footnote Reference
Assets/Other Liabilities (Net)	-0.4%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLSPX

Spectrum Fund

Annual Shareholder Report

December 31, 2024

Institutional Class    BNDIX

Tactical Income Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Tactical Income Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$80	0.78%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  Overweight to US high yield fixed income, as US high yield outperformed investment grade.

  Interest rate volatility presented opportunities to profit from tactical duration decisions throughout the year.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Dec-14	10,000	10,000	10,000
Jan-15	10,078	10,210	10,000
Feb-15	10,114	10,114	10,000
Mar-15	10,130	10,161	10,000
Apr-15	10,132	10,124	10,001
May-15	10,124	10,100	10,001
Jun-15	9,966	9,990	10,001
Jul-15	10,000	10,059	10,001
Aug-15	9,917	10,045	10,001
Sep-15	9,850	10,113	10,001
Oct-15	9,954	10,114	10,001
Nov-15	9,839	10,088	10,001
Dec-15	9,749	10,055	10,003
Jan-16	9,762	10,193	10,003
Feb-16	9,820	10,266	10,005
Mar-16	9,938	10,360	10,009
Apr-16	10,094	10,400	10,010
May-16	10,077	10,402	10,011
Jun-16	10,212	10,589	10,014
Jul-16	10,282	10,656	10,016
Aug-16	10,351	10,644	10,019
Sep-16	10,384	10,638	10,022
Oct-16	10,304	10,556	10,024
Nov-16	10,124	10,307	10,025
Dec-16	10,193	10,321	10,029
Jan-17	10,272	10,341	10,033
Feb-17	10,393	10,411	10,037
Mar-17	10,377	10,405	10,039
Apr-17	10,465	10,486	10,045
May-17	10,526	10,566	10,051
Jun-17	10,498	10,556	10,059
Jul-17	10,582	10,601	10,067
Aug-17	10,666	10,696	10,075
Sep-17	10,632	10,645	10,084
Oct-17	10,655	10,652	10,093
Nov-17	10,582	10,638	10,101
Dec-17	10,621	10,687	10,110
Jan-18	10,530	10,564	10,122
Feb-18	10,426	10,464	10,131
Mar-18	10,481	10,531	10,144
Apr-18	10,387	10,452	10,158
May-18	10,433	10,527	10,173
Jun-18	10,421	10,514	10,189
Jul-18	10,437	10,516	10,205
Aug-18	10,478	10,584	10,221
Sep-18	10,437	10,516	10,238
Oct-18	10,351	10,433	10,257
Nov-18	10,363	10,495	10,275
Dec-18	10,491	10,688	10,295
Jan-19	10,636	10,801	10,316
Feb-19	10,659	10,795	10,335
Mar-19	10,811	11,002	10,356
Apr-19	10,840	11,005	10,376
May-19	10,969	11,201	10,398
Jun-19	11,110	11,341	10,420
Jul-19	11,127	11,366	10,439
Aug-19	11,324	11,661	10,458
Sep-19	11,265	11,599	10,476
Oct-19	11,288	11,634	10,494
Nov-19	11,260	11,628	10,507
Dec-19	11,296	11,620	10,522
Jan-20	11,479	11,843	10,535
Feb-20	11,581	12,056	10,549
Mar-20	11,312	11,985	10,571
Apr-20	11,486	12,198	10,572
May-20	11,660	12,255	10,572
Jun-20	11,791	12,332	10,573
Jul-20	12,016	12,517	10,575
Aug-20	11,983	12,416	10,576
Sep-20	11,931	12,409	10,577
Oct-20	11,889	12,353	10,578
Nov-20	12,089	12,475	10,579
Dec-20	12,184	12,492	10,579
Jan-21	12,092	12,402	10,580
Feb-21	11,951	12,223	10,581
Mar-21	11,890	12,071	10,581
Apr-21	11,969	12,166	10,581
May-21	11,998	12,206	10,581
Jun-21	12,091	12,291	10,581
Jul-21	12,099	12,429	10,582
Aug-21	12,112	12,405	10,582
Sep-21	12,028	12,298	10,582
Oct-21	12,017	12,294	10,583
Nov-21	11,968	12,331	10,583
Dec-21	11,987	12,299	10,584
Jan-22	11,826	12,034	10,584
Feb-22	11,767	11,900	10,585
Mar-22	11,646	11,569	10,587
Apr-22	11,590	11,130	10,590
May-22	11,577	11,202	10,595
Jun-22	11,278	11,026	10,600
Jul-22	11,315	11,296	10,609
Aug-22	11,240	10,977	10,629
Sep-22	11,170	10,502	10,650
Oct-22	11,179	10,366	10,673
Nov-22	11,342	10,748	10,707
Dec-22	11,303	10,699	10,745
Jan-23	11,480	11,028	10,781
Feb-23	11,366	10,743	10,819
Mar-23	11,481	11,016	10,862
Apr-23	11,525	11,083	10,904
May-23	11,468	10,962	10,948
Jun-23	11,532	10,923	10,995
Jul-23	11,615	10,915	11,043
Aug-23	11,592	10,846	11,093
Sep-23	11,556	10,570	11,143
Oct-23	11,539	10,403	11,194
Nov-23	11,826	10,874	11,244
Dec-23	12,144	11,291	11,297
Jan-24	12,177	11,260	11,346
Feb-24	12,183	11,100	11,393
Mar-24	12,299	11,203	11,446
Apr-24	12,188	10,920	11,495
May-24	12,331	11,105	11,552
Jun-24	12,398	11,210	11,600
Jul-24	12,594	11,472	11,652
Aug-24	12,830	11,637	11,708
Sep-24	12,972	11,793	11,758
Oct-24	12,911	11,500	11,804
Nov-24	13,027	11,622	11,850
Dec-24	12,965	11,432	11,898

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$102,396,645
# of Portfolio Holdings	12
Portfolio Turnover Rate	222%
Advisory Fees and Waivers	232,834

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	6.76%	2.79%	2.63%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	5.32%	2.49%	1.75%

What did the Fund invest in?

Top 10 Holdings

BrandywineGLOBAL High Yield Fund - Class IS	15.0%
Fidelity Advisor High Income Advantage Fund - Class Z	13.4%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	12.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	9.9%
PIMCO Low Duration Income Fund - Class I	9.3%
Fidelity Total Bond Fund - Class Z	1.0%
BBH Limited Duration Fund - Class I	0.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
International Fixed Income	9.9%Footnote Reference
Money Market Registered Investment Companies	38.6%Footnote Reference
U.S. Fixed Income	51.1%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Asset Weighting

Value	Value
Registered Investment Companies	61.0%Footnote Reference
Money Market Registered Investment Companies	38.6%Footnote Reference
Assets/Other Liabilities (Net)	0.4%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    BNDIX

Tactical Income Fund

Annual Shareholder Report

December 31, 2024

Institutional Class    DYGIX

Dynamic Allocation Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Dynamic Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$102	1.01%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Institutional Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,741	9,722	9,824
Feb-15	10,250	10,285	10,330
Mar-15	10,110	10,180	10,219
Apr-15	10,120	10,226	10,436
May-15	10,220	10,368	10,458
Jun-15	10,010	10,194	10,253
Jul-15	10,140	10,365	10,267
Aug-15	9,500	9,739	9,663
Sep-15	9,171	9,455	9,346
Oct-15	9,782	10,202	9,980
Nov-15	9,842	10,258	9,942
Dec-15	9,654	10,048	9,733
Jan-16	9,066	9,481	9,175
Feb-16	8,932	9,478	9,176
Mar-16	9,530	10,145	9,859
Apr-16	9,499	10,208	10,021
May-16	9,613	10,391	10,073
Jun-16	9,602	10,412	10,079
Jul-16	9,965	10,825	10,505
Aug-16	9,954	10,853	10,552
Sep-16	9,985	10,870	10,608
Oct-16	9,709	10,635	10,405
Nov-16	10,011	11,111	10,626
Dec-16	10,175	11,327	10,837
Jan-17	10,343	11,541	11,099
Feb-17	10,740	11,970	11,408
Mar-17	10,720	11,978	11,504
Apr-17	10,835	12,105	11,653
May-17	11,013	12,229	11,827
Jun-17	11,076	12,339	11,916
Jul-17	11,339	12,572	12,201
Aug-17	11,423	12,596	12,236
Sep-17	11,675	12,903	12,496
Oct-17	11,990	13,185	12,737
Nov-17	12,232	13,585	13,020
Dec-17	12,374	13,721	13,215
Jan-18	13,091	14,444	13,854
Feb-18	12,567	13,912	13,302
Mar-18	12,351	13,633	13,127
Apr-18	12,453	13,684	13,203
May-18	12,636	14,071	13,306
Jun-18	12,511	14,163	13,277
Jul-18	12,876	14,633	13,631
Aug-18	13,139	15,147	13,794
Sep-18	13,128	15,172	13,795
Oct-18	12,201	14,055	12,804
Nov-18	12,373	14,336	13,044
Dec-18	11,361	13,002	12,136
Jan-19	12,252	14,118	13,126
Feb-19	12,553	14,614	13,490
Mar-19	12,692	14,828	13,620
Apr-19	13,039	15,420	14,033
May-19	12,240	14,422	13,258
Jun-19	13,039	15,435	14,083
Jul-19	13,109	15,664	14,133
Aug-19	12,853	15,345	13,805
Sep-19	13,086	15,614	14,132
Oct-19	13,366	15,950	14,476
Nov-19	13,738	16,557	14,805
Dec-19	14,133	17,035	15,280
Jan-20	13,896	17,016	15,061
Feb-20	12,863	15,623	13,868
Mar-20	11,307	13,475	11,809
Apr-20	12,589	15,259	13,028
May-20	13,254	16,075	13,619
Jun-20	13,555	16,443	13,970
Jul-20	14,199	17,376	14,626
Aug-20	15,105	18,635	15,352
Sep-20	14,593	17,957	14,949
Oct-20	14,187	17,569	14,686
Nov-20	15,692	19,707	16,548
Dec-20	16,387	20,593	17,306
Jan-21	16,375	20,501	17,233
Feb-21	16,716	21,142	17,768
Mar-21	17,264	21,900	18,280
Apr-21	17,946	23,029	19,011
May-21	18,214	23,134	19,345
Jun-21	18,470	23,705	19,476
Jul-21	18,628	24,105	19,560
Aug-21	19,091	24,793	19,980
Sep-21	18,306	23,681	19,272
Oct-21	19,333	25,282	20,044
Nov-21	18,966	24,897	19,437
Dec-21	19,644	25,877	20,300
Jan-22	18,678	24,355	19,318
Feb-22	18,273	23,741	18,999
Mar-22	18,692	24,512	19,315
Apr-22	17,209	22,312	17,943
May-22	17,293	22,282	17,962
Jun-22	15,880	20,418	16,437
Jul-22	17,000	22,333	17,538
Aug-22	16,286	21,500	16,971
Sep-22	14,957	19,506	15,397
Oct-22	16,147	21,106	16,336
Nov-22	17,394	22,208	17,630
Dec-22	16,646	20,907	17,066
Jan-23	17,646	22,347	18,282
Feb-23	17,110	21,825	17,741
Mar-23	17,661	22,408	17,989
Apr-23	17,980	22,647	18,172
May-23	17,719	22,735	17,792
Jun-23	18,704	24,288	18,779
Jul-23	19,228	25,158	19,490
Aug-23	18,879	24,673	18,901
Sep-23	18,123	23,497	18,167
Oct-23	17,554	22,875	17,518
Nov-23	19,013	25,008	19,097
Dec-23	20,099	26,334	20,190
Jan-24	20,173	26,626	20,161
Feb-24	21,200	28,067	20,848
Mar-24	22,023	28,973	21,515
Apr-24	21,036	27,698	20,760
May-24	22,111	29,006	21,400
Jun-24	22,391	29,904	21,572
Jul-24	22,849	30,460	22,153
Aug-24	23,322	31,123	22,725
Sep-24	23,470	31,767	23,258
Oct-24	22,995	31,534	22,693
Nov-24	23,930	33,632	23,611
Dec-24	22,997	32,604	22,715

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$367,446,184
# of Portfolio Holdings	160
Portfolio Turnover Rate	304%
Advisory Fees and Waivers	2,101,471

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	14.41%	10.23%	8.68%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Aggressive Target Risk Index	12.50%	8.25%	8.55%

What did the Fund invest in?

Top 10 Holdings

Berkshire Hathaway Inc	5.5%
Microsoft Corp	5.5%
Amazon.com Inc	3.7%
NVIDIA Corp	3.1%
Apple Inc	2.9%
Costco Wholesale Corp	2.1%
Alphabet Inc - Class C	2.0%
Meta Platforms Inc	1.9%
Texas Instruments Inc	1.9%
Mastercard Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Energy	0.8%Footnote Reference
Utilities	0.8%Footnote Reference
Materials	1.0%Footnote Reference
Real Estate	2.0%Footnote Reference
Health Care	5.3%Footnote Reference
Communication Services	8.4%Footnote Reference
Consumer Staples	8.9%Footnote Reference
Industrials	9.2%Footnote Reference
Consumer Discretionary	14.8%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	57.1%Footnote Reference
Registered Investment Companies	4.4%Footnote Reference
Money Market Registered Investment Companies	36.8%Footnote Reference
Assets/Other Liabilities (Net)	1.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    DYGIX

Dynamic Allocation Fund

Annual Shareholder Report

December 31, 2024

Adviser Class    IFAAX

Conservative Allocation Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Conservative Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$90	0.89%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,775	10,210	10,047
Feb-15	10,116	10,114	10,100
Mar-15	10,022	10,161	10,061
Apr-15	10,218	10,124	10,118
May-15	10,209	10,100	10,074
Jun-15	9,737	9,990	9,999
Jul-15	9,651	10,059	10,026
Aug-15	9,126	10,045	9,911
Sep-15	8,539	10,113	9,881
Oct-15	9,042	10,114	10,017
Nov-15	8,635	10,088	9,958
Dec-15	8,308	10,055	9,908
Jan-16	8,091	10,193	9,882
Feb-16	8,153	10,266	9,959
Mar-16	8,812	10,360	10,188
Apr-16	9,113	10,400	10,272
May-16	9,376	10,402	10,263
Jun-16	9,681	10,589	10,416
Jul-16	9,872	10,656	10,543
Aug-16	9,819	10,644	10,536
Sep-16	10,102	10,638	10,566
Oct-16	9,711	10,556	10,460
Nov-16	9,775	10,307	10,320
Dec-16	9,957	10,321	10,372
Jan-17	9,925	10,341	10,450
Feb-17	10,093	10,411	10,556
Mar-17	10,251	10,405	10,578
Apr-17	10,256	10,486	10,666
May-17	10,307	10,566	10,758
Jun-17	10,303	10,556	10,753
Jul-17	10,592	10,601	10,853
Aug-17	10,527	10,696	10,928
Sep-17	10,569	10,645	10,942
Oct-17	10,503	10,652	10,989
Nov-17	10,657	10,638	11,035
Dec-17	10,754	10,687	11,097
Jan-18	10,868	10,564	11,149
Feb-18	10,679	10,464	10,991
Mar-18	10,641	10,531	11,003
Apr-18	10,608	10,452	10,957
May-18	10,679	10,527	11,007
Jun-18	10,651	10,514	11,003
Jul-18	10,779	10,516	11,074
Aug-18	10,883	10,584	11,136
Sep-18	10,869	10,516	11,102
Oct-18	10,516	10,433	10,886
Nov-18	10,526	10,495	10,975
Dec-18	10,486	10,688	10,965
Jan-19	10,691	10,801	11,247
Feb-19	10,774	10,795	11,310
Mar-19	10,896	11,002	11,476
Apr-19	11,004	11,005	11,553
May-19	10,852	11,201	11,543
Jun-19	11,176	11,341	11,793
Jul-19	11,240	11,366	11,824
Aug-19	11,270	11,661	11,918
Sep-19	11,295	11,599	11,960
Oct-19	11,364	11,634	12,053
Nov-19	11,444	11,628	12,095
Dec-19	11,587	11,620	12,195
Jan-20	11,652	11,843	12,320
Feb-20	11,417	12,056	12,248
Mar-20	10,796	11,985	11,784
Apr-20	11,037	12,198	12,203
May-20	11,258	12,255	12,402
Jun-20	11,369	12,332	12,548
Jul-20	11,687	12,517	12,835
Aug-20	11,884	12,416	12,927
Sep-20	11,737	12,409	12,839
Oct-20	11,605	12,353	12,745
Nov-20	12,102	12,475	13,208
Dec-20	12,362	12,492	13,383
Jan-21	12,301	12,402	13,288
Feb-21	12,296	12,223	13,169
Mar-21	12,408	12,071	13,169
Apr-21	12,649	12,166	13,379
May-21	12,711	12,206	13,494
Jun-21	12,844	12,291	13,575
Jul-21	12,890	12,429	13,704
Aug-21	12,983	12,405	13,751
Sep-21	12,787	12,298	13,533
Oct-21	12,948	12,294	13,628
Nov-21	12,865	12,331	13,564
Dec-21	12,985	12,299	13,686
Jan-22	12,714	12,034	13,340
Feb-22	12,621	11,900	13,166
Mar-22	12,491	11,569	12,944
Apr-22	12,160	11,130	12,394
May-22	12,171	11,202	12,447
Jun-22	11,676	11,026	12,041
Jul-22	11,845	11,296	12,433
Aug-22	11,682	10,977	12,081
Sep-22	11,453	10,502	11,400
Oct-22	11,530	10,366	11,469
Nov-22	11,821	10,748	11,997
Dec-22	11,695	10,699	11,887
Jan-23	11,994	11,028	12,310
Feb-23	11,789	10,743	11,999
Mar-23	11,939	11,016	12,259
Apr-23	12,011	11,083	12,347
May-23	11,900	10,962	12,182
Jun-23	12,100	10,923	12,295
Jul-23	12,241	10,915	12,401
Aug-23	12,151	10,846	12,252
Sep-23	11,943	10,570	11,919
Oct-23	11,813	10,403	11,700
Nov-23	12,333	10,874	12,312
Dec-23	12,872	11,291	12,807
Jan-24	12,894	11,260	12,779
Feb-24	13,015	11,100	12,735
Mar-24	13,261	11,203	12,903
Apr-24	12,886	10,920	12,566
May-24	13,243	11,105	12,822
Jun-24	13,387	11,210	12,932
Jul-24	13,660	11,472	13,255
Aug-24	13,886	11,637	13,492
Sep-24	14,049	11,793	13,700
Oct-24	13,786	11,500	13,346
Nov-24	14,078	11,622	13,543
Dec-24	13,756	11,432	13,263

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$144,823,219
# of Portfolio Holdings	134
Portfolio Turnover Rate	166%
Advisory Fees and Waivers	676,606

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	6.88%	3.49%	3.24%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar Conservative Target Risk Index	3.57%	1.69%	2.86%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	16.1%
Baird Core Plus Bond Fund - Class I	16.0%
Dodge & Cox Income Fund - Class I	7.0%
Fidelity Advisor High Income Advantage Fund - Class Z	6.7%
Frost Total Return Bond Fund - Class I	6.7%
BrandywineGLOBAL High Yield Fund - Class IS	6.6%
Microsoft Corp	2.1%
Berkshire Hathaway Inc	2.1%
Amazon.com Inc	1.5%
Apple Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Energy	0.4%Footnote Reference
Materials	0.8%Footnote Reference
Utilities	1.1%Footnote Reference
Real Estate	1.9%Footnote Reference
Health Care	5.4%Footnote Reference
Industrials	8.5%Footnote Reference
Communication Services	8.8%Footnote Reference
Consumer Staples	8.8%Footnote Reference
Consumer Discretionary	15.1%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	22.1%Footnote Reference
Registered Investment Companies	59.0%Footnote Reference
Money Market Registered Investment Companies	18.2%Footnote Reference
Assets/Other Liabilities (Net)	0.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    IFAAX

Conservative Allocation Fund

Annual Shareholder Report

December 31, 2024

Class E    FLPXX

Government Money Market Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Government Money Market Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class E	$21	0.21%

Fund Statistics

  Total Net Assets$662,515,037
  # of Portfolio Holdings69
  Portfolio Turnover RateN/A
  Advisory Fees and Waivers0

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Class E	5.22%	2.51%	1.82%

Yields

.	7-Day Subsidized Yield	7-Day Unsubsidized Yield
Government Money Market Fund	4.35%	4.08%

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance prior to October 7, 2016 reflects the performance of a predecessor fund, the Institutional Class of the Meeder Prime Money Market Fund, which was distributed and transferred to the Institutional Prime Money Market Fund upon its inception. The Institutional Prime Money Market Fund has since changed its name to the Government Money Market Fund with a new investment strategy. The subsidized 7-day current yield is the current annualized net yield of the Fund. The unsubsidized 7-day current yield does not reflect the effect of any fee waivers or expense reimbursements made by the Fund’s investment adviser. The 7-day current yield more closely reflects the current earnings of the Fund than total return.

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Top 10 Holdings

South Street S (Collateralized by $76,485,403 various FMACs and FNMAs, 4.00% - 6.00%, due 11/1/47 - 11/1/54, fair value $76,699,845) (proceeds $75,018,958), purchase date 12/31/24	11.3%
Loop Capital (Collateralized by $57,511,050 FHLMCs, 7.00%, due 6/1/54, fair value $61,200,000) (proceeds $60,014,733), purchase date 12/31/24	9.1%
South Street T (Collateralized by $52,210,776 various FMACs, FNMAs, and SBAs, 2.50% - 8.00%, due 8/25/28 - 8/1/54, fair value $51,166,849)(proceeds $50,012,583), purchase date 12/31/24	7.6%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.20%)	3.6%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.169%)	3.6%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.125%)	3.0%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.02%)	2.3%
United States Treasury Bill	2.3%
United States Treasury Bill	2.3%
Freddie Mac	2.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
U.S. Treasury Notes	13.5%Footnote Reference
U.S. Government Agencies	25.5%Footnote Reference
Repurchase Agreements	27.9%Footnote Reference
U.S. Treasury Bills	28.8%Footnote Reference
Money Market Registered Investment Companies	32.3%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Material Fund Changes

Effective September 1, 2024, Institutional Prime Money Market Fund changed its name to the Government Money Market Fund and changed its principal investment strategy to one in which at least 99.5% of the Fund's assets are invested in cash, securities issued by the U.S. government and its agencies and instrumentalities and repurchase agreements that are collateralized fully by securities issued by the U.S. government and its agencies and instrumentalities or cash.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Class E    FLPXX

Government Money Market Fund

Annual Shareholder Report

December 31, 2024

Adviser Class    SRUAX

Spectrum Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Spectrum Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$145	1.41%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection in long positions detracted from performance, but the Fund’s short positions positively contributed during the year.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jan-15	10,000	10,000	10,000
Jan-15	9,770	9,722	9,925
Feb-15	10,350	10,285	10,216
Mar-15	10,310	10,180	10,137
Apr-15	10,170	10,226	10,271
May-15	10,290	10,368	10,263
Jun-15	10,100	10,194	10,115
Jul-15	10,280	10,365	10,140
Aug-15	9,770	9,739	9,777
Sep-15	9,650	9,455	9,596
Oct-15	10,050	10,202	10,000
Nov-15	10,090	10,258	9,959
Dec-15	9,879	10,048	9,821
Jan-16	9,463	9,481	9,509
Feb-16	9,504	9,478	9,555
Mar-16	9,920	10,145	10,032
Apr-16	9,808	10,208	10,158
May-16	9,940	10,391	10,187
Jun-16	9,869	10,412	10,273
Jul-16	10,214	10,825	10,560
Aug-16	10,224	10,853	10,582
Sep-16	10,235	10,870	10,622
Oct-16	10,123	10,635	10,467
Nov-16	10,417	11,111	10,524
Dec-16	10,577	11,327	10,663
Jan-17	10,711	11,541	10,835
Feb-17	11,122	11,970	11,054
Mar-17	11,132	11,978	11,109
Apr-17	11,204	12,105	11,225
May-17	11,297	12,229	11,355
Jun-17	11,338	12,339	11,398
Jul-17	11,564	12,572	11,592
Aug-17	11,626	12,596	11,650
Sep-17	11,893	12,903	11,785
Oct-17	12,191	13,185	11,932
Nov-17	12,489	13,585	12,094
Dec-17	12,656	13,721	12,225
Jan-18	13,303	14,444	12,558
Feb-18	12,809	13,912	12,197
Mar-18	12,557	13,633	12,119
Apr-18	12,656	13,684	12,132
May-18	12,831	14,071	12,206
Jun-18	12,776	14,163	12,187
Jul-18	13,149	14,633	12,399
Aug-18	13,577	15,147	12,508
Sep-18	13,577	15,172	12,494
Oct-18	12,469	14,055	11,906
Nov-18	12,557	14,336	12,072
Dec-18	12,190	13,002	11,644
Jan-19	12,357	14,118	12,283
Feb-19	12,513	14,614	12,496
Mar-19	12,569	14,828	12,654
Apr-19	12,914	15,420	12,898
May-19	12,113	14,422	12,513
Jun-19	12,836	15,435	13,050
Jul-19	12,947	15,664	13,092
Aug-19	12,691	15,345	12,980
Sep-19	12,925	15,614	13,170
Oct-19	13,048	15,950	13,389
Nov-19	13,448	16,557	13,574
Dec-19	13,796	17,035	13,859
Jan-20	13,504	17,016	13,823
Feb-20	12,413	15,623	13,210
Mar-20	10,884	13,475	12,005
Apr-20	11,300	15,259	12,860
May-20	11,468	16,075	13,272
Jun-20	11,592	16,443	13,534
Jul-20	12,064	17,376	14,014
Aug-20	12,851	18,635	14,435
Sep-20	12,461	17,957	14,184
Oct-20	12,063	17,569	13,993
Nov-20	13,221	19,707	15,172
Dec-20	13,820	20,593	15,636
Jan-21	13,832	20,501	15,541
Feb-21	14,150	21,142	15,729
Mar-21	14,683	21,900	15,975
Apr-21	15,353	23,029	16,435
May-21	15,524	23,134	16,662
Jun-21	15,796	23,705	16,771
Jul-21	15,955	24,105	16,891
Aug-21	16,375	24,793	17,112
Sep-21	15,778	23,681	16,658
Oct-21	16,563	25,282	17,069
Nov-21	16,313	24,897	16,759
Dec-21	16,732	25,877	17,230
Jan-22	16,073	24,355	16,579
Feb-22	15,917	23,741	16,325
Mar-22	16,013	24,512	16,336
Apr-22	15,174	22,312	15,381
May-22	15,198	22,282	15,425
Jun-22	14,646	20,418	14,484
Jul-22	15,090	22,333	15,225
Aug-22	14,742	21,500	14,761
Sep-22	14,217	19,506	13,626
Oct-22	14,710	21,106	14,082
Nov-22	15,253	22,208	15,004
Dec-22	14,877	20,907	14,684
Jan-23	15,481	22,347	15,489
Feb-23	15,124	21,825	15,052
Mar-23	15,296	22,408	15,319
Apr-23	15,493	22,647	15,459
May-23	15,382	22,735	15,187
Jun-23	16,159	24,288	15,699
Jul-23	16,606	25,158	16,074
Aug-23	16,321	24,673	15,717
Sep-23	15,688	23,497	15,183
Oct-23	15,240	22,875	14,750
Nov-23	16,187	25,008	15,837
Dec-23	16,971	26,334	16,626
Jan-24	17,105	26,626	16,604
Feb-24	17,991	28,067	16,874
Mar-24	18,649	28,973	17,276
Apr-24	17,843	27,698	16,734
May-24	18,904	29,006	17,175
Jun-24	19,159	29,904	17,322
Jul-24	19,658	30,460	17,763
Aug-24	19,981	31,123	18,161
Sep-24	20,156	31,767	18,530
Oct-24	19,859	31,534	18,050
Nov-24	20,752	33,632	18,553
Dec-24	20,165	32,604	18,000

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$223,030,751
# of Portfolio Holdings	519
Portfolio Turnover Rate	260%
Advisory Fees and Waivers	1,565,038

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Adviser Class (Inception Date: 1/1/15)	18.82%	7.89%	7.27%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Moderate Target Risk Index	8.27%	5.37%	6.06%

What did the Fund invest in?

Top 10 Holdings

Microsoft Corp	5.1%
Apple Inc	5.0%
Berkshire Hathaway Inc	4.5%
NVIDIA Corp	4.1%
Amazon.com Inc	3.4%
Mastercard Inc	3.0%
Costco Wholesale Corp	2.3%
Alphabet Inc - Class C	2.2%
Meta Platforms Inc	2.2%
Texas Instruments Inc	2.1%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Real Estate	-1.6%Footnote Reference
Materials	0.2%Footnote Reference
Utilities	2.7%Footnote Reference
Energy	3.3%Footnote Reference
Consumer Staples	4.8%Footnote Reference
Industrials	7.6%Footnote Reference
Health Care	7.8%Footnote Reference
Communication Services	8.2%Footnote Reference
Consumer Discretionary	14.1%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	33.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks - Long	96.7%Footnote Reference
Money Market Registered Investment Companies	3.7%Footnote Reference
Assets/Other Liabilities (Net)	-0.4%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    SRUAX

Spectrum Fund

Annual Shareholder Report

December 31, 2024

Retail Class    FLFGX

Global Allocation Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Global Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$187	1.86%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The Fund slightly favored a higher international allocation relative to its benchmark. The outperformance of U.S. equities relative to international equities.

  U.S. stock selection detracted from performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Retail Class	Russell 3000 Index	Morningstar Global Allocation Index
Dec-14	10,000	10,000	10,000
Jan-15	9,855	9,722	9,944
Feb-15	10,328	10,285	10,249
Mar-15	10,231	10,180	10,173
Apr-15	10,289	10,226	10,343
May-15	10,308	10,368	10,302
Jun-15	10,077	10,194	10,144
Jul-15	10,077	10,365	10,177
Aug-15	9,383	9,739	9,779
Sep-15	9,037	9,455	9,582
Oct-15	9,566	10,202	9,997
Nov-15	9,566	10,258	9,908
Dec-15	9,279	10,048	9,802
Jan-16	8,673	9,481	9,473
Feb-16	8,554	9,478	9,536
Mar-16	9,199	10,145	10,042
Apr-16	9,199	10,208	10,195
May-16	9,189	10,391	10,165
Jun-16	9,170	10,412	10,248
Jul-16	9,528	10,825	10,556
Aug-16	9,558	10,853	10,572
Sep-16	9,658	10,870	10,634
Oct-16	9,399	10,635	10,425
Nov-16	9,468	11,111	10,353
Dec-16	9,607	11,327	10,488
Jan-17	9,848	11,541	10,700
Feb-17	10,070	11,970	10,911
Mar-17	10,180	11,978	11,003
Apr-17	10,311	12,105	11,161
May-17	10,461	12,229	11,359
Jun-17	10,517	12,339	11,392
Jul-17	10,859	12,572	11,628
Aug-17	10,949	12,596	11,694
Sep-17	11,180	12,903	11,817
Oct-17	11,472	13,185	11,956
Nov-17	11,623	13,585	12,143
Dec-17	11,753	13,721	12,278
Jan-18	12,364	14,444	12,707
Feb-18	11,916	13,912	12,347
Mar-18	11,743	13,633	12,257
Apr-18	11,804	13,684	12,264
May-18	11,814	14,071	12,282
Jun-18	11,666	14,163	12,237
Jul-18	11,963	14,633	12,447
Aug-18	12,065	15,147	12,554
Sep-18	12,075	15,172	12,538
Oct-18	11,156	14,055	11,911
Nov-18	11,227	14,336	12,049
Dec-18	10,938	13,002	11,601
Jan-19	11,109	14,118	12,207
Feb-19	11,237	14,614	12,383
Mar-19	11,312	14,828	12,537
Apr-19	11,548	15,420	12,775
May-19	10,937	14,422	12,408
Jun-19	11,569	15,435	12,966
Jul-19	11,526	15,664	12,988
Aug-19	11,312	15,345	12,909
Sep-19	11,537	15,614	13,028
Oct-19	11,784	15,950	13,275
Nov-19	12,010	16,557	13,443
Dec-19	12,378	17,035	13,751
Jan-20	12,094	17,016	13,733
Feb-20	11,274	15,623	13,097
Mar-20	9,972	13,475	11,880
Apr-20	10,333	15,259	12,694
May-20	10,585	16,075	13,088
Jun-20	10,716	16,443	13,375
Jul-20	11,066	17,376	13,940
Aug-20	11,656	18,635	14,437
Sep-20	11,361	17,957	14,145
Oct-20	11,066	17,569	13,938
Nov-20	12,214	19,707	15,099
Dec-20	12,745	20,593	15,614
Jan-21	12,734	20,501	15,514
Feb-21	12,968	21,142	15,651
Mar-21	13,293	21,900	15,834
Apr-21	13,729	23,029	16,355
May-21	13,986	23,134	16,556
Jun-21	14,075	23,705	16,656
Jul-21	14,098	24,105	16,784
Aug-21	14,344	24,793	17,023
Sep-21	13,852	23,681	16,501
Oct-21	14,321	25,282	16,962
Nov-21	13,963	24,897	16,674
Dec-21	14,349	25,877	17,067
Jan-22	13,839	24,355	16,372
Feb-22	13,603	23,741	16,057
Mar-22	13,529	24,512	16,074
Apr-22	12,821	22,312	14,986
May-22	12,845	22,282	15,006
Jun-22	12,324	20,418	14,043
Jul-22	12,634	22,333	14,774
Aug-22	12,224	21,500	14,255
Sep-22	11,417	19,506	13,131
Oct-22	11,951	21,106	13,570
Nov-22	12,822	22,208	14,470
Dec-22	12,492	20,907	14,148
Jan-23	13,218	22,347	14,935
Feb-23	12,805	21,825	14,517
Mar-23	13,130	22,408	14,909
Apr-23	13,356	22,647	15,061
May-23	13,055	22,735	14,861
Jun-23	13,606	24,288	15,405
Jul-23	13,997	25,158	15,780
Aug-23	13,594	24,673	15,440
Sep-23	13,078	23,497	14,884
Oct-23	12,699	22,875	14,510
Nov-23	13,672	25,008	15,598
Dec-23	14,412	26,334	16,335
Jan-24	14,361	26,626	16,312
Feb-24	14,909	28,067	16,659
Mar-24	15,392	28,973	17,032
Apr-24	14,818	27,698	16,520
May-24	15,469	29,006	17,031
Jun-24	15,546	29,904	17,260
Jul-24	15,879	30,460	17,657
Aug-24	16,187	31,123	18,064
Sep-24	16,366	31,767	18,431
Oct-24	15,889	31,534	17,933
Nov-24	16,289	33,632	18,381
Dec-24	15,713	32,604	17,932

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$37,126,582
# of Portfolio Holdings	137
Portfolio Turnover Rate	214%
Advisory Fees and Waivers	271,440

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	9.02%	4.89%	4.62%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Global Allocation Index	9.78%	5.45%	6.01%

What did the Fund invest in?

Top 10 Holdings

iShares Core MSCI EAFE ETF	8.0%
Microsoft Corp	2.9%
Berkshire Hathaway Inc	2.9%
Baird Core Plus Bond Fund - Class I	2.2%
Fidelity Total Bond Fund - Class Z	2.2%
Amazon.com Inc	2.1%
iShares Core MSCI Emerging Markets ETF	1.7%
NVIDIA Corp	1.6%
Apple Inc	1.6%
Dodge & Cox Income Fund - Class I	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Energy	0.7%Footnote Reference
Materials	0.8%Footnote Reference
Utilities	1.4%Footnote Reference
Real Estate	1.9%Footnote Reference
Health Care	5.4%Footnote Reference
Communication Services	8.7%Footnote Reference
Consumer Staples	8.8%Footnote Reference
Industrials	8.8%Footnote Reference
Consumer Discretionary	15.0%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.2%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	30.2%Footnote Reference
Registered Investment Companies	18.4%Footnote Reference
Money Market Registered Investment Companies	49.2%Footnote Reference
Assets/Other Liabilities (Net)	2.2%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLFGX

Global Allocation Fund

Annual Shareholder Report

December 31, 2024

Institutional Class    IFAIX

Conservative Allocation Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Conservative Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$97	0.96%

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

How did the fund perform last 10 years?

Total Return Based on a $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,775	10,210	10,047
Feb-15	10,116	10,114	10,100
Mar-15	10,022	10,161	10,061
Apr-15	10,218	10,124	10,118
May-15	10,209	10,100	10,074
Jun-15	9,737	9,990	9,999
Jul-15	9,651	10,059	10,026
Aug-15	9,126	10,045	9,911
Sep-15	8,539	10,113	9,881
Oct-15	9,042	10,114	10,017
Nov-15	8,635	10,088	9,958
Dec-15	8,308	10,055	9,908
Jan-16	8,091	10,193	9,882
Feb-16	8,153	10,266	9,959
Mar-16	8,812	10,360	10,188
Apr-16	9,113	10,400	10,272
May-16	9,376	10,402	10,263
Jun-16	9,681	10,589	10,416
Jul-16	9,872	10,656	10,543
Aug-16	9,819	10,644	10,536
Sep-16	10,102	10,638	10,566
Oct-16	9,711	10,556	10,460
Nov-16	9,775	10,307	10,320
Dec-16	9,956	10,321	10,372
Jan-17	9,924	10,341	10,450
Feb-17	10,096	10,411	10,556
Mar-17	10,250	10,405	10,578
Apr-17	10,255	10,486	10,666
May-17	10,306	10,566	10,758
Jun-17	10,306	10,556	10,753
Jul-17	10,595	10,601	10,853
Aug-17	10,530	10,696	10,928
Sep-17	10,572	10,645	10,942
Oct-17	10,516	10,652	10,989
Nov-17	10,665	10,638	11,035
Dec-17	10,763	10,687	11,097
Jan-18	10,881	10,564	11,149
Feb-18	10,692	10,464	10,991
Mar-18	10,659	10,531	11,003
Apr-18	10,626	10,452	10,957
May-18	10,702	10,527	11,007
Jun-18	10,674	10,514	11,003
Jul-18	10,802	10,516	11,074
Aug-18	10,906	10,584	11,136
Sep-18	10,897	10,516	11,102
Oct-18	10,544	10,433	10,886
Nov-18	10,553	10,495	10,975
Dec-18	10,518	10,688	10,965
Jan-19	10,723	10,801	11,247
Feb-19	10,811	10,795	11,310
Mar-19	10,934	11,002	11,476
Apr-19	11,042	11,005	11,553
May-19	10,889	11,201	11,543
Jun-19	11,219	11,341	11,793
Jul-19	11,283	11,366	11,824
Aug-19	11,318	11,661	11,918
Sep-19	11,342	11,599	11,960
Oct-19	11,412	11,634	12,053
Nov-19	11,492	11,628	12,095
Dec-19	11,634	11,620	12,195
Jan-20	11,694	11,843	12,320
Feb-20	11,463	12,056	12,248
Mar-20	10,841	11,985	11,784
Apr-20	11,078	12,198	12,203
May-20	11,299	12,255	12,402
Jun-20	11,410	12,332	12,548
Jul-20	11,729	12,517	12,835
Aug-20	11,931	12,416	12,927
Sep-20	11,785	12,409	12,839
Oct-20	11,653	12,353	12,745
Nov-20	12,151	12,475	13,208
Dec-20	12,411	12,492	13,383
Jan-21	12,345	12,402	13,288
Feb-21	12,340	12,223	13,169
Mar-21	12,452	12,071	13,169
Apr-21	12,694	12,166	13,379
May-21	12,760	12,206	13,494
Jun-21	12,894	12,291	13,575
Jul-21	12,935	12,429	13,704
Aug-21	13,028	12,405	13,751
Sep-21	12,832	12,298	13,533
Oct-21	12,988	12,294	13,628
Nov-21	12,905	12,331	13,564
Dec-21	13,025	12,299	13,686
Jan-22	12,753	12,034	13,340
Feb-22	12,660	11,900	13,166
Mar-22	12,530	11,569	12,944
Apr-22	12,193	11,130	12,394
May-22	12,204	11,202	12,447
Jun-22	11,709	11,026	12,041
Jul-22	11,878	11,296	12,433
Aug-22	11,709	10,977	12,081
Sep-22	11,480	10,502	11,400
Oct-22	11,557	10,366	11,469
Nov-22	11,854	10,748	11,997
Dec-22	11,722	10,699	11,887
Jan-23	12,021	11,028	12,310
Feb-23	11,816	10,743	11,999
Mar-23	11,971	11,016	12,259
Apr-23	12,038	11,083	12,347
May-23	11,927	10,962	12,182
Jun-23	12,127	10,923	12,295
Jul-23	12,268	10,915	12,401
Aug-23	12,172	10,846	12,252
Sep-23	11,970	10,570	11,919
Oct-23	11,834	10,403	11,700
Nov-23	12,355	10,874	12,312
Dec-23	12,898	11,291	12,807
Jan-24	12,921	11,260	12,779
Feb-24	13,041	11,100	12,735
Mar-24	13,281	11,203	12,903
Apr-24	12,906	10,920	12,566
May-24	13,264	11,105	12,822
Jun-24	13,407	11,210	12,932
Jul-24	13,680	11,472	13,255
Aug-24	13,906	11,637	13,492
Sep-24	14,062	11,793	13,700
Oct-24	13,800	11,500	13,346
Nov-24	14,097	11,622	13,543
Dec-24	13,772	11,432	13,263

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Total Net Assets	$144,823,219
# of Portfolio Holdings	134
Portfolio Turnover Rate	166%
Advisory Fees and Waivers	676,606

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	6.78%	3.43%	3.25%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar Conservative Target Risk Index	3.57%	1.69%	2.86%

What did the Fund invest in?

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	16.1%
Baird Core Plus Bond Fund - Class I	16.0%
Dodge & Cox Income Fund - Class I	7.0%
Fidelity Advisor High Income Advantage Fund - Class Z	6.7%
Frost Total Return Bond Fund - Class I	6.7%
BrandywineGLOBAL High Yield Fund - Class IS	6.6%
Microsoft Corp	2.1%
Berkshire Hathaway Inc	2.1%
Amazon.com Inc	1.5%
Apple Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
Energy	0.4%Footnote Reference
Materials	0.8%Footnote Reference
Utilities	1.1%Footnote Reference
Real Estate	1.9%Footnote Reference
Health Care	5.4%Footnote Reference
Industrials	8.5%Footnote Reference
Communication Services	8.8%Footnote Reference
Consumer Staples	8.8%Footnote Reference
Consumer Discretionary	15.1%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Value	Value
Common Stocks (United States)	22.1%Footnote Reference
Registered Investment Companies	59.0%Footnote Reference
Money Market Registered Investment Companies	18.2%Footnote Reference
Assets/Other Liabilities (Net)	0.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    IFAIX

Conservative Allocation Fund

Annual Shareholder Report

December 31, 2024

Class F    MDFXX

Government Money Market Fund

Annual Shareholder Report

December 31, 2024

Fund Overview

This annual shareholder report contains important information about the Government Money Market Fund for the period of September 1, 2024, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class F	$20	0.20%

Fund Statistics

  Total Net Assets$662,515,037
  # of Portfolio Holdings69
  Portfolio Turnover RateN/A
  Advisory Fees and Waivers0

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Class F	5.22%	2.51%	1.82%

Yields

.	7-Day Subsidized Yield	7-Day Unsubsidized Yield
Government Money Market Fund	4.35%	4.08%

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance prior to October 7, 2016 reflects the performance of a predecessor fund, the Institutional Class of the Meeder Prime Money Market Fund, which was distributed and transferred to the Institutional Prime Money Market Fund upon its inception. The Institutional Prime Money Market Fund has since changed its name to the Government Money Market Fund with a new investment strategy. The subsidized 7-day current yield is the current annualized net yield of the Fund. The unsubsidized 7-day current yield does not reflect the effect of any fee waivers or expense reimbursements made by the Fund’s investment adviser. The 7-day current yield more closely reflects the current earnings of the Fund than total return.

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Top 10 Holdings

South Street S (Collateralized by $76,485,403 various FMACs and FNMAs, 4.00% - 6.00%, due 11/1/47 - 11/1/54, fair value $76,699,845) (proceeds $75,018,958), purchase date 12/31/24	11.3%
Loop Capital (Collateralized by $57,511,050 FHLMCs, 7.00%, due 6/1/54, fair value $61,200,000) (proceeds $60,014,733), purchase date 12/31/24	9.1%
South Street T (Collateralized by $52,210,776 various FMACs, FNMAs, and SBAs, 2.50% - 8.00%, due 8/25/28 - 8/1/54, fair value $51,166,849)(proceeds $50,012,583), purchase date 12/31/24	7.6%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.20%)	3.6%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.169%)	3.6%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.125%)	3.0%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.02%)	2.3%
United States Treasury Bill	2.3%
United States Treasury Bill	2.3%
Freddie Mac	2.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Value	Value
U.S. Treasury Notes	13.5%Footnote Reference
U.S. Government Agencies	25.5%Footnote Reference
Repurchase Agreements	27.9%Footnote Reference
U.S. Treasury Bills	28.8%Footnote Reference
Money Market Registered Investment Companies	32.3%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Material Fund Changes

Effective September 1, 2024, Institutional Prime Money Market Fund changed its name to the Government Money Market Fund and changed its principal investment strategy to one in which at least 99.5% of the Fund's assets are invested in cash, securities issued by the U.S. government and its agencies and instrumentalities and repurchase agreements that are collateralized fully by securities issued by the U.S. government and its agencies and instrumentalities or cash.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Class F    MDFXX

Government Money Market Fund

Annual Shareholder Report

December 31, 2024

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.  There were no amendments made to, or waivers granted from, the code of ethics during the fiscal year.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the Trust has determined that Jeffrey R. Provence is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Provence is independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:
 2024                                          2023
Audit Fees                                                          $120,000                               $120,000
Audit-Related Fees                                                          0                                              0
Tax Fees                                                                   44,000                                    38,000
All Other Fees                                                           2,500                                        1,500

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.  Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, including, but not limited to, mileage, lodging, and meals.  Tax fees include amounts related to tax compliance, tax planning, and tax advice, including the review and preparation of the Funds’ income tax returns, the review and preparation of the Funds’ excise tax returns, the review of supporting schedules and documentation provided by management, the review and recalculation of the Funds’ estimated distribution calculations, and the review of wash sales for reasonableness.  All other fees include amounts related to the registrant’s annual filing of Form N1A.

(e)(1)  A purpose of the Audit Committee is to approve the engagement of the registrant’s independent auditors (i) to render audit and non-audit services for the registrant in accordance with Rule 2-01(c)(7)(i) of Regulation S-X, subject to the waiver provisions set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X, and (ii) to render non-audit services for the registrant’s investment advisors (other than a sub-advisor whose role is primarily portfolio management and is subcontracted or overseen by another investment advisor) and any other entity controlling by, or under common control with the investment advisor that provides ongoing services to the registrant, in each case under (ii) if the engagement relates directly to the operations and financial reporting of the registrant, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, subject to waiver provisions set forth in Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(2)  0% of services included in (b) – (d) above were approved pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f)  Not applicable.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant were $80,000 and $92,175, respectively.

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Items 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b)  Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

December 31, 2024
Meeder Funds
Annual Report

TABLE OF CONTENTS
This Annual Report is prepared and distributed for the general information of the shareholders of the Funds. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Investors are advised to consider carefully the investment objectives, risks, charges and expenses of the Fund before investing. The prospectus contains this and other information about the Funds.
Meeder Funds are distributed by Meeder Distribution Services, Inc. (Member FINRA), an affiliate of Meeder Investment Management. An affiliated registered investment adviser, Meeder Asset Management, Inc., serves as the investment adviser to Meeder Funds and is paid a fee for its services.

2024 Annual Report
Fund Holdings & Financial Statements

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Muirfield Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 69 .3%
Communication Services — 6.4%
Alphabet Inc - Class A ................. 3,107 588,155
Alphabet Inc - Class C ................. 106,819 20,342,610
Comcast Corp ...................... 121,768 4,569,953
Electronic Arts Inc ................... 578 84,561
Frontier Communications Parent Inc
(1)
...... 22,786 790,674
John Wiley & Sons Inc ................. 1,056 46,158
Marcus Corp/The .................... 1,518 32,637
Meta Platforms Inc ................... 40,191 23,532,233
Spotify Technology SA
(1)
................ 7,618 3,408,141
Verizon Communications Inc ............ 118,409 4,735,176
Walt Disney Co/The .................. 16,634 1,852,196
59,982,494
Consumer Discretionary — 9.8%
Abercrombie & Fitch Co
(1)
............... 3,249 485,628
Amazon.com Inc
(1)
................... 181,514 39,822,357
Burlington Stores Inc
(1)
................ 11,800 3,363,708
Carter's Inc ........................ 3,476 188,364
Frontdoor Inc
(1)
...................... 10,731 586,664
General Motors Co ................... 55,728 2,968,631
Installed Building Products Inc ........... 728 127,582
J Jill Inc .......................... 783 21,626
Las Vegas Sands Corp ................. 73,045 3,751,591
La-Z-Boy Inc ....................... 14,528 632,985
Lowe's Cos Inc ..................... 10,978 2,709,370
Lululemon Athletica Inc
(1)
............... 5,405 2,066,926
Mohawk Industries Inc
(1)
............... 37,467 4,463,444
O'Reilly Automotive Inc
(1)
............... 1,951 2,313,496
Oxford Industries Inc .................. 1,150 90,597
PVH Corp ......................... 2,028 214,461
Sturm Ruger & Co Inc ................. 2,780 98,329
Tesla Inc
(1)
......................... 33,831 13,662,311
Texas Roadhouse Inc ................. 23,387 4,219,716
TJX Cos Inc/The ..................... 65,572 7,921,753
TopBuild Corp
(1)
..................... 3,368 1,048,593
Universal Technical Institute Inc
(1)
......... 2,145 55,148
Urban Outfitters Inc
(1)
................. 1,472 80,783
Valvoline Inc
(1)
...................... 4,693 169,793
Zumiez Inc
(1)
....................... 2,021 38,743
91,102,599
Consumer Staples — 5.8%
Andersons Inc/The ................... 775 31,403
Bunge Global SA .................... 34,227 2,661,492
Costco Wholesale Corp ................ 20,282 18,583,788
Muirfield Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Fresh Del Monte Produce Inc ............ 2,013 66,852
Kimberly-Clark Corp .................. 57,903 7,587,609
Kroger Co/The ...................... 96,428 5,896,572
Target Corp ........................ 38,094 5,149,547
Walmart Inc ....................... 152,914 13,815,780
53,793,043
Energy — 0.4%
Berry Corp ........................ 7,296 30,132
CONSOL Energy Inc .................. 2,009 214,320
Devon Energy Corp ................... 25,032 819,297
EOG Resources Inc ................... 17,822 2,184,621
Liberty Energy Inc ................... 1,138 22,635
Seadrill Ltd ........................ 3,611 140,576
Teekay Corp Ltd ..................... 3,592 24,893
3,436,474
Financials — 13.4%
Ally Financial Inc .................... 42,035 1,513,680
American International Group Inc ......... 3,059 222,695
Axis Capital Holdings Ltd ............... 10,404 922,002
Bank of New York Mellon Corp/The ........ 154,467 11,867,700
Berkshire Hathaway Inc
(1)
.............. 140,034 63,474,612
Block Inc
(1)
........................ 33,408 2,839,346
Comerica Inc ....................... 27,327 1,690,175
Commerce Bancshares Inc/MO ........... 2,240 139,574
Enstar Group Ltd
(1)
................... 1,603 516,246
First American Financial Corp ............ 897 56,009
First Interstate BancSystem Inc .......... 1,509 48,997
LendingTree Inc
(1)
.................... 758 29,373
LPL Financial Holdings Inc .............. 538 175,662
Mastercard Inc ..................... 31,345 16,505,337
Medley Management Inc
(1) (2)
............. 235 0
MetLife Inc ........................ 52,328 4,284,617
National Bank Holdings Corp ............ 1,035 44,567
NerdWallet Inc
(1)
..................... 6,004 79,853
Northern Trust Corp .................. 60,006 6,150,615
Perella Weinberg Partners .............. 868 20,693
Popular Inc ........................ 14,910 1,402,435
PROG Holdings Inc ................... 7,086 299,454
Seacoast Banking Corp of Florida ......... 1,039 28,604
State Street Corp .................... 93,763 9,202,838
Synchrony Financial .................. 39,238 2,550,470
Synovus Financial Corp ................ 9,681 495,958
124,561,512

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Muirfield Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Health Care — 3.8%
Cardinal Health Inc ................... 36,769 4,348,670
Centene Corp
(1)
..................... 9,117 552,308
Eli Lilly & Co ....................... 14,748 11,385,456
Encompass Health Corp ............... 41,280 3,812,208
Gilead Sciences Inc .................. 99,620 9,201,899
McKesson Corp ..................... 8,370 4,770,147
Molina Healthcare Inc
(1)
................ 2,052 597,234
Teleflex Inc ........................ 2,207 392,802
Tenet Healthcare Corp
(1)
................ 4,315 544,682
35,605,406
Industrials — 5.5%
Alaska Air Group Inc
(1)
................. 12,443 805,684
Allegion plc ........................ 11,664 1,524,251
Argan Inc ......................... 1,910 261,746
Atkore Inc ......................... 370 30,876
AZZ Inc .......................... 857 70,205
Boise Cascade Co ................... 19,537 2,322,168
BWX Technologies Inc ................. 23,063 2,568,988
Construction Partners Inc
(1)
............. 1,354 119,775
Delta Air Lines Inc ................... 77,812 4,707,626
EMCOR Group Inc .................... 10,720 4,865,808
Everus Construction Group Inc
(1)
.......... 35,485 2,333,139
FedEx Corp ........................ 7,647 2,151,330
Fluor Corp
(1)
........................ 27,834 1,372,773
Hexcel Corp ....................... 6,903 432,818
Hyster-Yale Inc ..................... 540 27,502
Johnson Controls International plc ......... 9,468 747,309
Leidos Holdings Inc .................. 34,514 4,972,087
Masco Corp ....................... 117,308 8,513,042
Maximus Inc ....................... 4,548 339,508
MRC Global Inc
(1)
.................... 1,588 20,295
Northrop Grumman Corp ............... 336 157,681
Proto Labs Inc
(1)
..................... 518 20,249
REV Group Inc ...................... 7,256 231,249
Rollins Inc ......................... 20,888 968,159
SkyWest Inc
(1)
...................... 1,728 173,025
Southwest Airlines Co ................. 17,732 596,150
Sterling Infrastructure Inc
(1)
............. 3,018 508,382
UniFirst Corp/MA .................... 507 86,743
United Airlines Holdings Inc
(1)
............ 47,716 4,633,224
United Parcel Service Inc ............... 1,729 218,027
Vertiv Holdings Co ................... 38,539 4,378,416
Muirfield Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Waste Management Inc ................ 8,155 1,645,597
51,803,832
Information Technology — 21.0%
Amkor Technology Inc ................. 6,877 176,670
Apple Inc ......................... 133,756 33,495,178
Applied Materials Inc ................. 7,527 1,224,116
Asana Inc
(1)
........................ 16,029 324,908
Broadcom Inc ...................... 27,468 6,368,181
Cirrus Logic Inc
(1)
.................... 2,405 239,490
Consensus Cloud Solutions Inc
(1)
.......... 4,942 117,916
FormFactor Inc
(1)
.................... 3,027 133,188
HP Inc ........................... 6,723 219,371
Ichor Holdings Ltd
(1)
.................. 1,058 34,089
Jabil Inc .......................... 2,376 341,906
Lam Research Corp .................. 10,614 766,649
Marvell Technology Inc ................ 7,677 847,925
Micron Technology Inc ................ 15,359 1,292,613
Microsoft Corp ...................... 144,892 61,071,978
NETGEAR Inc
(1)
...................... 2,082 58,025
NVIDIA Corp ....................... 271,582 36,470,747
Oracle Corp ........................ 55,235 9,204,360
Palantir Technologies Inc
(1)
.............. 36,339 2,748,319
Photronics Inc
(1)
..................... 21,196 499,378
Qorvo Inc
(1)
........................ 3,371 235,734
QUALCOMM Inc ..................... 79,606 12,229,074
Skyworks Solutions Inc ................ 4,720 418,570
TD SYNNEX Corp .................... 19,616 2,300,564
Teradyne Inc ....................... 3,404 428,632
Terawulf Inc
(1)
...................... 4,071 23,042
Texas Instruments Inc ................. 125,610 23,553,131
Ultra Clean Holdings Inc
(1)
.............. 3,675 132,116
Zoom Communications Inc
(1)
............ 3,694 301,467
195,257,337
Materials — 0.9%
Ball Corp ......................... 102,072 5,627,229
Ecolab Inc ......................... 3,171 743,029
Newmont Corp ..................... 18,177 676,548
Sylvamo Corp ...................... 14,284 1,128,722
8,175,528
Real Estate — 1.7%
RE/MAX Holdings Inc
(1)
................ 3,008 32,095
Simon Property Group Inc .............. 89,658 15,440,004

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Muirfield Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
SITE Centers Corp ................... 14,337 219,213
15,691,312
Utilities — 0.6%
Brookfield Renewable Corp ............. 7,989 220,976
Clearway Energy Inc - Class A
(1)
.......... 1,255 30,685
Clearway Energy Inc - Class C ........... 14,970 389,220
Dominion Energy Inc .................. 20,041 1,079,408
National Fuel Gas Co .................. 10,093 612,443
Ormat Technologies Inc ................ 4,184 283,340
Vistra Corp ........................ 24,188 3,334,800
5,950,872
Total Common Stocks (United States)
(Cost $ 527,736,404 ) ................ 645,360,409
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 2,612 66,658
Total Preferred Stock (United States)
(Cost $ 65,288 ) .................... 66,658
Warrants (United States) — 0 .0%
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 7 0
Civitas Resources Inc ,
Expiration Date 1/20/2025
(1) (2)
.......... 57 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 28 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Money Market Registered Investment Companies — 30 .0%
Meeder Government Money Market Fund ,
4.35%
(3)
........................ 279,391,275 279,391,275
Total Money Market Registered Investment
Companies
(Cost $ 279,391,275 ) ................ 279,391,275
Total Investments — 99 .3%
(Cost $ 807,192,967 ) ................ 924,818,342
Other Assets less Liabilities — 0 .7% ....... 6,331,197
Total Net Assets — 100 .0% ............. 931,149,539
Muirfield Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 7,021 87,692
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,930 44,467
Meeder Dynamic Allocation Fund - Retail Class 18,399 247,835
Meeder Muirfield Fund - Retail Class ....... 14,846 135,989
Total Trustee Deferred Compensation
(Cost $ 463,960 ) ................... 515,983
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
March 2025 ........ 1,018 3/21/25 115,415,750 (3,505,783)
Mini MSCI Emg Mkt Futures
- March 2025 ....... 385 3/21/25 20,670,650 (631,381)
Russell 2000 Futures Mini
March 2025 ........ 685 3/21/25 77,055,650 (4,830,966)
S&P 500 Mini Futures March
2025 ............ 146 3/21/25 43,330,975 (1,540,719)
S&P Mid Cap Futures EMini
March 2025 ........ 108 3/21/25 33,984,360 (1,570,054)
Total Futures Contracts .. 2,342 290,457,385 (12,078,903)
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2024.
(4) Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Spectrum Fund
Long Positions
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — 96 .7%
Communication Services — 6.2%
Alphabet Inc - Class A ................. 7,045 1,333,619
Alphabet Inc - Class C
(1)
................ 26,064 4,963,628
AT&T Inc .......................... 2,806 63,893
ATN International Inc .................. 8,206 137,943
Bandwidth Inc
(2)
..................... 4,246 72,267
Comcast Corp ...................... 12,866 482,861
Frontier Communications Parent Inc
(2)
...... 1,470 51,009
John Wiley & Sons Inc ................. 1,508 65,915
Marcus Corp/The .................... 4,515 97,072
Meta Platforms Inc
(1)
.................. 8,282 4,849,194
Netflix Inc
(2)
........................ 672 598,967
Spok Holdings Inc ................... 595 9,550
Spotify Technology SA
(2)
................ 825 369,088
Telephone and Data Systems Inc ......... 3,770 128,595
Townsquare Media Inc ................ 5,189 47,168
Trump Hotels & Casino Resorts Inc ........ 1,048 35,737
Verizon Communications Inc ............ 9,659 386,263
Walt Disney Co/The .................. 1,046 116,472
WideOpenWest Inc
(2)
.................. 1,289 6,393
13,815,634
Consumer Discretionary — 13.0%
Abercrombie & Fitch Co
(2)
............... 3,008 449,606
Adient PLC
(2)
....................... 432 7,443
Amazon.com Inc
(1) (2)
.................. 34,910 7,658,905
American Eagle Outfitters Inc ............ 6,318 105,321
Bath & Body Works Inc ................ 1,469 56,953
Best Buy Co Inc ..................... 4,074 349,549
Bloomin' Brands Inc .................. 3,389 41,380
BorgWarner Inc ..................... 849 26,990
Burlington Stores Inc
(2)
................ 3,099 883,401
Crocs Inc
(2)
........................ 1,415 154,985
Ethan Allen Interiors Inc ................ 3,917 110,107
Frontdoor Inc
(2)
...................... 8,045 439,820
Garmin Ltd ........................ 6,992 1,442,170
General Motors Co ................... 2,496 132,962
Genesco Inc
(2)
...................... 6,741 288,178
Golden Entertainment Inc .............. 2,474 78,178
Hovnanian Enterprises Inc
(2)
............. 63 8,431
Installed Building Products Inc ........... 38 6,659
J Jill Inc .......................... 5,948 164,284
Las Vegas Sands Corp ................. 9,834 505,074
La-Z-Boy Inc ....................... 10,301 448,815
Lovesac Co/The
(2)
.................... 1,988 47,036
Lowe's Cos Inc ..................... 3,673 906,496
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Lululemon Athletica Inc
(2)
............... 2,668 1,020,270
Mohawk Industries Inc
(2)
............... 10,254 1,221,559
Monarch Casino & Resort Inc ............ 784 61,858
Newell Brands Inc ................... 915 9,113
O'Reilly Automotive Inc
(2)
............... 40 47,432
Oxford Industries Inc .................. 3,490 274,942
Papa John's International Inc ............ 3,991 163,910
PVH Corp ......................... 244 25,803
Rent the Runway Inc
(2)
................. 1,893 16,090
Ross Stores Inc
(1)
.................... 17,154 2,594,886
Sally Beauty Holdings Inc
(2)
............. 3,957 41,351
Sonos Inc
(2)
........................ 19,048 286,482
Sturm Ruger & Co Inc ................. 8,535 301,883
Tempur Sealy International Inc ........... 1,892 107,257
Tesla Inc
(2)
......................... 7,022 2,835,764
Texas Roadhouse Inc ................. 1,511 272,630
TJX Cos Inc/The ..................... 17,808 2,151,384
TopBuild Corp
(2)
..................... 3,161 984,146
Ulta Beauty Inc
(2)
.................... 1,350 587,155
Universal Technical Institute Inc
(2)
......... 1,514 38,925
Urban Outfitters Inc
(2)
................. 6,008 329,719
Valvoline Inc
(2)
...................... 5,639 204,019
Warby Parker Inc
(2)
................... 420 10,168
Whirlpool Corp ...................... 7,541 863,294
Wingstop Inc ....................... 207 58,829
Worthington Enterprises Inc ............. 840 33,692
YETI Holdings Inc
(2)
................... 1,993 76,750
Zumiez Inc
(2)
....................... 19,859 380,697
29,312,751
Consumer Staples — 5.0%
Andersons Inc/The ................... 959 38,859
Costco Wholesale Corp
(1)
............... 5,466 5,008,332
Dollar Tree Inc
(2)
..................... 3,113 233,288
Fresh Del Monte Produce Inc ............ 2,195 72,896
Ingles Markets Inc ................... 465 29,965
Kimberly-Clark Corp .................. 5,043 660,835
Kroger Co/The ...................... 11,788 720,836
Lifeway Foods Inc
(2)
.................. 369 9,151
Molson Coors Beverage Co ............. 4,464 255,876
Natural Grocers by Vitamin Cottage Inc ..... 693 27,526
Nu Skin Enterprises Inc ................ 3,601 24,811
PriceSmart Inc ...................... 518 47,744
Sprouts Farmers Market Inc
(2)
............ 999 126,943
Target Corp ........................ 9,186 1,241,763
US Foods Holding Corp
(2)
............... 1,417 95,591
USANA Health Sciences Inc
(2)
............ 3,988 143,129

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Walmart Inc ....................... 30,508 2,756,398
11,493,943
Energy — 2.8%
Berry Corp ........................ 1,405 5,803
Cactus Inc ........................ 1,310 76,452
ConocoPhillips ...................... 4,387 435,059
Crescent Energy Co .................. 12,875 188,104
Diamondback Energy Inc ............... 6,342 1,039,010
EOG Resources Inc ................... 5,811 712,312
Exxon Mobil Corp .................... 8,975 965,441
KLX Energy Services Holdings Inc
(2)
........ 1,247 6,210
Liberty Energy Inc ................... 4,908 97,620
Murphy Oil Corp ..................... 20,971 634,582
Patterson-UTI Energy Inc ............... 4,674 38,607
PrimeEnergy Resources Corp
(2)
........... 86 18,885
Ranger Energy Services Inc ............. 1,702 26,347
Riley Exploration Permian Inc ............ 650 20,748
Seadrill Ltd ........................ 5,193 202,163
Sitio Royalties Corp .................. 7,955 152,577
Targa Resources Corp ................. 1,732 309,162
Teekay Corp Ltd ..................... 1,555 10,776
Teekay Tankers Ltd ................... 1,925 76,596
Tidewater Inc
(2)
..................... 1,996 109,201
Vitesse Energy Inc ................... 1,159 28,975
Williams Cos Inc/The ................. 23,420 1,267,490
6,422,120
Financials — 16.7%
Ally Financial Inc .................... 19,445 700,214
American Express Co ................. 2,545 755,331
American International Group Inc ......... 531 38,657
Associated Banc-Corp ................. 6,500 155,350
Axis Capital Holdings Ltd ............... 5,175 458,608
Bank of New York Mellon Corp/The ........ 8,973 689,396
Bank of NT Butterfield & Son Ltd/The ....... 1,607 58,736
Banner Corp ....................... 241 16,092
Berkshire Hathaway Inc
(1) (2)
............. 22,060 9,999,357
Block Inc
(2)
........................ 17,564 1,492,764
Bread Financial Holdings Inc ............ 7,226 441,220
C&F Financial Corp ................... 163 11,614
Capital One Financial Corp .............. 9,346 1,666,579
Chubb Ltd ......................... 37 10,223
Citizens Financial Group Inc ............. 18,466 808,072
Coastal Financial Corp/WA
(2)
............. 755 64,107
Columbia Banking System Inc ........... 1,571 42,433
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Comerica Inc ....................... 11,330 700,760
Commerce Bancshares Inc/MO ........... 6,390 398,161
Compass Diversified Holdings ........... 850 19,618
Dave Inc
(2)
......................... 248 21,556
DigitalBridge Group Inc ................ 5,087 57,381
Donnelley Financial Solutions Inc
(2)
........ 1,239 77,722
Encore Capital Group Inc
(2)
.............. 580 27,707
Enstar Group Ltd
(2)
................... 581 187,111
Essent Group Ltd .................... 2,896 157,658
Euronet Worldwide Inc
(2)
............... 9,094 935,227
First American Financial Corp ............ 12,320 769,261
First Bancshares Inc/The ............... 824 28,840
First Busey Corp .................... 1,697 39,998
Fiserv Inc
(2)
........................ 1,181 242,601
Green Dot Corp
(2)
.................... 4,150 44,156
Heritage Financial Corp/WA ............. 237 5,807
International Money Express Inc
(2)
......... 11,120 231,630
Investors Title Co .................... 239 56,586
Jack Henry & Associates Inc ............ 2,109 369,708
LendingTree Inc
(2)
.................... 3,347 129,696
Mastercard Inc
(1)
.................... 12,502 6,583,178
Morningstar Inc ..................... 331 111,468
National Bank Holdings Corp ............ 2,359 101,579
NerdWallet Inc
(2)
..................... 9,401 125,033
Northern Trust Corp .................. 16,722 1,714,005
OceanFirst Financial Corp .............. 7,737 140,040
OFG Bancorp ....................... 1,043 44,140
OppFi Inc ......................... 2,295 17,580
Origin Bancorp Inc ................... 2,876 95,742
PayPal Holdings Inc
(2)
................. 2,014 171,895
Perella Weinberg Partners .............. 6,660 158,774
Popular Inc ........................ 5,110 480,647
Priority Technology Holdings Inc
(2)
......... 713 8,378
PROG Holdings Inc ................... 3,159 133,499
Red River Bancshares Inc .............. 374 20,189
Sandy Spring Bancorp Inc .............. 7,952 268,062
Seacoast Banking Corp of Florida ......... 12,118 333,609
Selectquote Inc
(2)
.................... 3,859 14,355
Sezzle Inc
(2)
........................ 122 31,208
Silvercrest Asset Management Group Inc .... 1,396 25,672
SoFi Technologies Inc
(2)
................ 20,761 319,719
State Street Corp .................... 17,025 1,671,004
Stewart Information Services Corp ........ 1,250 84,362
Synchrony Financial .................. 9,947 646,555
Synovus Financial Corp ................ 12,382 634,330
T Rowe Price Group Inc ................ 5,009 566,468
Texas Capital Bancshares Inc
(2)
........... 3,961 309,750

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
TPG RE Finance Trust Inc ............... 5,847 49,699
Veritex Holdings Inc .................. 5,366 145,741
WaFd Inc ......................... 12,643 407,610
37,324,228
Health Care — 8.7%
4D Molecular Therapeutics Inc
(2)
.......... 1,394 7,765
AbbVie Inc ........................ 10,918 1,940,129
Addus HomeCare Corp
(2)
............... 611 76,589
Cardinal Health Inc ................... 995 117,679
Catalyst Pharmaceuticals Inc
(2)
........... 11,833 246,955
Centene Corp
(2)
..................... 5,447 329,979
CG oncology Inc
(2)
.................... 6,578 188,657
Cigna Group/The .................... 2,529 698,358
Edgewise Therapeutics Inc
(2)
............ 3,307 88,297
Eli Lilly & Co
(1)
...................... 3,328 2,569,216
Emergent BioSolutions Inc
(2)
............. 5,363 51,270
Encompass Health Corp ............... 2,165 199,938
Esperion Therapeutics Inc
(2)
............. 2,942 6,472
Gilead Sciences Inc .................. 15,476 1,429,518
HCA Healthcare Inc ................... 352 105,653
HealthStream Inc .................... 3,599 114,448
Incyte Corp
(2)
....................... 9,530 658,237
InfuSystem Holdings Inc
(2)
.............. 2,350 19,857
Inogen Inc
(2)
........................ 6,107 56,001
iRadimed Corp ...................... 453 24,915
Janux Therapeutics Inc
(2)
............... 2,972 159,121
Johnson & Johnson
(1)
................. 22,849 3,304,422
Joint Corp/The
(2)
..................... 2,275 24,183
Kodiak Sciences Inc
(2)
................. 15,137 150,613
Korro Bio Inc
(2)
...................... 357 13,591
McKesson Corp ..................... 3,160 1,800,916
Medtronic PLC ...................... 14,556 1,162,733
Merck & Co Inc ..................... 6,943 690,690
Mineralys Therapeutics Inc
(2)
............ 1,338 16,471
Molina Healthcare Inc
(2)
................ 734 213,631
National Research Corp ................ 6,970 122,951
Organon & Co ...................... 1,563 23,320
Owens & Minor Inc
(2)
.................. 9,016 117,839
Phibro Animal Health Corp .............. 5,374 112,854
Progyny Inc
(2)
....................... 4,575 78,919
QIAGEN NV ........................ 5,561 247,631
Quest Diagnostics Inc ................. 1,621 244,544
Replimune Group Inc
(2)
................ 16,909 204,768
Sagimet Biosciences Inc
(2)
.............. 5,591 25,159
Teleflex Inc ........................ 2,807 499,590
Tenet Healthcare Corp
(2)
................ 51 6,438
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Universal Health Services Inc ............ 382 68,538
Vanda Pharmaceuticals Inc
(2)
............ 6,852 32,821
Vericel Corp
(2)
...................... 2,357 129,423
Viatris Inc ......................... 664 8,267
West Pharmaceutical Services Inc ......... 630 206,363
Zoetis Inc ......................... 3,581 583,452
19,179,181
Industrials — 11.2%
A O Smith Corp ..................... 8,992 613,344
AECOM ........................... 16,608 1,774,067
Air Transport Services Group Inc
(2)
......... 8,724 191,754
Alaska Air Group Inc
(2)
................. 13,369 865,643
Albany International Corp ............... 1,105 88,367
Allegiant Travel Co ................... 3,616 340,338
Allegion plc ........................ 699 91,345
Apogee Enterprises Inc ................ 801 57,199
Applied Industrial Technologies Inc ........ 130 31,131
Argan Inc ......................... 502 68,794
Aris Water Solutions Inc ................ 4,042 96,806
Armstrong World Industries Inc ........... 377 53,281
Astec Industries Inc .................. 2,288 76,877
Atkore Inc ......................... 1,549 129,264
AZZ Inc .......................... 1,761 144,261
Blue Bird Corp
(2)
..................... 3,556 137,368
BlueLinx Holdings Inc
(2)
................ 1,135 115,952
Boise Cascade Co ................... 3,977 472,706
BWX Technologies Inc ................. 1,926 214,537
Cimpress PLC
(2)
..................... 1,588 113,891
Construction Partners Inc
(2)
............. 2,544 225,042
CoreCivic Inc
(2)
...................... 1,972 42,871
Delta Air Lines Inc ................... 13,752 831,996
EMCOR Group Inc .................... 1,800 817,020
Everus Construction Group Inc
(2)
.......... 5,221 343,281
Fastenal Co ........................ 27,043 1,944,662
FedEx Corp ........................ 3,097 871,279
Ferguson Enterprises Inc ............... 7,647 1,327,290
Genco Shipping & Trading Ltd ............ 989 13,787
Graco Inc ......................... 9,366 789,460
Graham Corp
(2)
...................... 701 31,173
H&E Equipment Services Inc ............ 1,453 71,139
Heartland Express Inc ................. 7,081 79,449
Hexcel Corp ....................... 15,926 998,560
HNI Corp .......................... 2,397 120,737
Hudson Technologies Inc
(2)
.............. 2,565 14,313
Hyster-Yale Inc ..................... 201 10,237
IBEX Holdings Ltd
(2)
................... 15,955 342,873

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Innodata Inc
(2)
...................... 913 36,082
Johnson Controls International plc ......... 788 62,197
Karat Packaging Inc .................. 287 8,685
L B Foster Co
(2)
..................... 360 9,684
Leidos Holdings Inc .................. 9,626 1,386,722
Limbach Holdings Inc
(2)
................ 2,702 231,129
Lockheed Martin Corp ................. 228 110,794
Marten Transport Ltd ................. 2,718 42,428
Masco Corp ....................... 7,101 515,320
MasTec Inc
(2)
....................... 53 7,215
Maximus Inc ....................... 9,769 729,256
McGrath RentCorp ................... 70 7,827
MillerKnoll Inc ...................... 3,382 76,399
Mistras Group Inc
(2)
................... 614 5,563
MSC Industrial Direct Co Inc ............. 1,569 117,189
Norfolk Southern Corp ................. 2,127 499,207
Old Dominion Freight Line Inc ............ 598 105,487
Orion Group Holdings Inc
(2)
.............. 2,235 16,383
Pitney Bowes Inc .................... 4,290 31,060
Powell Industries Inc .................. 292 64,722
Proto Labs Inc
(2)
..................... 10,096 394,653
Quad/Graphics Inc ................... 2,461 17,153
REV Group Inc ...................... 4,116 131,177
Rollins Inc ......................... 3,450 159,908
Southwest Airlines Co ................. 4,801 161,410
Steelcase Inc ....................... 1,174 13,877
Sterling Infrastructure Inc
(2)
............. 1,001 168,618
Sun Country Airlines Holdings Inc
(2)
........ 9,883 144,094
Trane Technologies PLC ................ 168 62,051
UFP Industries Inc ................... 3,963 446,432
UniFirst Corp/MA .................... 121 20,702
United Airlines Holdings Inc
(2)
............ 14,244 1,383,092
United Parcel Service Inc ............... 2,390 301,379
Vertiv Holdings Co ................... 8,356 949,325
Viad Corp
(2)
........................ 948 40,299
Virco Mfg. Corp ..................... 7,047 72,232
Waste Management Inc ................ 5,573 1,124,576
WESCO International Inc ............... 3,246 587,396
Willdan Group Inc
(2)
................... 3,285 125,126
24,918,943
Information Technology — 26.5%
A10 Networks Inc .................... 9,905 182,252
Ambarella Inc
(2)
..................... 483 35,133
Amkor Technology Inc ................. 3,254 83,595
Analog Devices Inc
(1)
.................. 13,152 2,794,274
Apple Inc
(1)
........................ 44,294 11,092,103
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Applied Materials Inc ................. 6,273 1,020,178
Applied Optoelectronics Inc
(2)
............ 1,040 38,334
Asana Inc
(2)
........................ 41,908 849,475
Broadcom Inc ...................... 11,892 2,757,041
CEVA Inc
(2)
......................... 1,457 45,968
Cirrus Logic Inc
(2)
.................... 58 5,776
Clearfield Inc
(2)
...................... 686 21,266
Commvault Systems Inc
(2)
.............. 843 127,217
Consensus Cloud Solutions Inc
(2)
.......... 14,856 354,464
Core Scientific Inc
(2)
.................. 477 6,702
CS Disco Inc
(2)
...................... 10,847 54,127
Digital Turbine Inc
(2)
.................. 4,282 7,237
DocuSign Inc
(2)
...................... 18,804 1,691,232
DXC Technology Co
(2)
................. 2,775 55,445
ePlus Inc
(2)
........................ 824 60,877
First Solar Inc
(2)
..................... 872 153,681
FormFactor Inc
(2)
.................... 2,630 115,720
Hackett Group Inc/The ................ 674 20,705
Ichor Holdings Ltd
(2)
.................. 3,309 106,616
Intuit Inc .......................... 2,946 1,851,561
Jabil Inc .......................... 3,054 439,471
MARA Holdings Inc
(2)
.................. 1,542 25,859
Micron Technology Inc ................ 2,131 179,345
Microsoft Corp
(1)
..................... 26,873 11,326,970
NETGEAR Inc
(2)
...................... 5,986 166,830
NetScout Systems Inc
(2)
................ 16,885 365,729
Nutanix Inc
(2)
....................... 3,681 225,204
NVIDIA Corp
(1)
...................... 68,480 9,196,179
ON Semiconductor Corp
(2)
.............. 6,497 409,636
OneSpan Inc ....................... 5,381 99,764
Ooma Inc
(2)
........................ 2,305 32,408
Oracle Corp ........................ 5,440 906,522
Palantir Technologies Inc
(2)
.............. 13,470 1,018,736
PDF Solutions Inc
(2)
................... 772 20,906
Photronics Inc
(2)
..................... 11,718 276,076
Qorvo Inc
(2)
........................ 2,096 146,573
QUALCOMM Inc ..................... 12,963 1,991,376
Rambus Inc
(2)
....................... 677 35,786
RingCentral Inc
(2)
.................... 6,962 243,740
Riot Platforms Inc
(2)
................... 1,195 12,201
Salesforce Inc ...................... 1,591 531,919
ServiceNow Inc
(2)
.................... 15 15,902
Skyworks Solutions Inc ................ 13,512 1,198,244
Teradyne Inc ....................... 4,748 597,868
Terawulf Inc
(2)
...................... 18,104 102,469
Texas Instruments Inc
(1)
................ 24,648 4,621,746
TTM Technologies Inc
(2)
................ 3,588 88,803

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Twilio Inc
(2)
........................ 7,072 764,342
Ultra Clean Holdings Inc
(2)
.............. 5,175 186,041
Zoom Communications Inc
(2)
............ 2,102 171,544
58,929,168
Materials — 1.2%
Ball Corp ......................... 15,278 842,276
Core Molding Technologies Inc
(2)
.......... 1,201 19,865
Koppers Holdings Inc ................. 1,014 32,854
Louisiana-Pacific Corp ................ 3,593 372,055
Newmont Corp ..................... 3,534 131,535
Orion SA .......................... 12,241 193,285
Sylvamo Corp ...................... 2,550 201,501
Trinseo PLC ........................ 16,116 82,192
Vulcan Materials Co .................. 2,653 682,431
2,557,994
Real Estate — 3.0%
Anywhere Real Estate Inc
(2)
............. 1,724 5,689
Camden Property Trust ................ 60 6,962
CBL & Associates Properties Inc .......... 11,642 342,391
Chatham Lodging Trust ................ 6,031 53,977
City Office REIT Inc ................... 7,890 43,553
Compass Inc
(2)
...................... 8,089 47,321
COPT Defense Properties ............... 3,553 109,965
CoStar Group Inc
(2)
................... 13,625 975,414
Cousins Properties Inc ................ 10,060 308,238
Forestar Group Inc
(2)
.................. 2,676 69,362
Healthcare Realty Trust Inc .............. 36,703 622,116
Jones Lang LaSalle Inc
(2)
............... 257 65,057
Newmark Group Inc .................. 15,620 200,092
NexPoint Residential Trust Inc ............ 2,462 102,788
Orion Office REIT Inc .................. 39,876 147,940
Peakstone Realty Trust ................ 481 5,325
Piedmont Office Realty Trust Inc .......... 12,125 110,944
Plymouth Industrial REIT Inc ............. 71,087 1,265,349
Public Storage ...................... 1,174 351,543
RE/MAX Holdings Inc
(2)
................ 22,660 241,782
Simon Property Group Inc .............. 7,333 1,262,816
SITE Centers Corp ................... 17,481 267,284
6,605,908
Utilities — 2.4%
AES Corp/The ...................... 25,540 328,700
Brookfield Renewable Corp ............. 10,278 284,289
Clearway Energy Inc - Class C ........... 28,678 745,628
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Entergy Corp ....................... 5,186 393,203
FirstEnergy Corp .................... 2,776 110,429
IDACORP Inc ....................... 1,255 137,146
Montauk Renewables Inc
(2)
.............. 2,484 9,886
National Fuel Gas Co .................. 19,801 1,201,525
NextEra Energy Inc ................... 5,095 365,261
NRG Energy Inc ..................... 4,192 378,202
Ormat Technologies Inc ................ 8,959 606,703
Vistra Corp ........................ 2,644 364,528
Xcel Energy Inc ..................... 2,727 184,127
5,109,627
Total Common Stocks - Long – Long
(Cost $ 175,381,018 ) ................ 215,669,497
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 198 5,053
Total Preferred Stock – Long (United States)
(Cost $ 4,949 ) ..................... 5,053
Warrants (United States) — 0 .0%
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(2) (3)
......... 1 0
Civitas Resources Inc ,
Expiration Date 1/20/2025
(2) (3)
.......... 13 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(2) (3)
.......... 6 0
Total Warrants – Long (United States)
(Cost $ – ) ........................ 0
Money Market Registered Investment Companies — 3 .7%
Meeder Government Money Market Fund ,
4.35%
(4)
........................ 8,300,043 8,300,043
Total Money Market Registered Investment
Companies – Long
(Cost $ 8,300,043 ) .................. 8,300,043
Short Positions
Common Stocks - Short — - 22 .6%
Communication Services — 0.0%
AST SpaceMobile Inc
(2)
................ (1,999) (42,179)
Shutterstock Inc ..................... (875) (26,556)
(68,735)

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Short — continued
Consumer Discretionary — -2.4%
America's Car-Mart Inc/TX
(2)
............. (5,273) (270,241)
Dream Finders Homes Inc
(2)
............. (2,783) (64,760)
Duolingo Inc
(2)
...................... (161) (52,201)
Empire Resorts Inc C
(2) (3)
............... (245) 0
Fox Factory Holding Corp
(2)
.............. (15,883) (480,778)
GigaCloud Technology Inc
(2)
............. (2,057) (38,096)
Hilton Grand Vacations Inc
(2)
............. (33,969) (1,323,093)
Kura Sushi USA Inc
(2)
.................. (1,048) (94,928)
LGI Homes Inc
(2)
..................... (14,095) (1,260,093)
Rush Street Interactive Inc
(2)
............. (38,877) (533,392)
Six Flags Entertainment Corp ............ (15,773) (760,101)
Tapestry Inc ....................... (331) (21,624)
Udemy Inc
(2)
....................... (13,740) (113,080)
VF Corp .......................... (46,942) (1,007,375)
(6,019,762)
Consumer Staples — -1.6%
Alico Inc .......................... (553) (14,339)
Celsius Holdings Inc
(2)
................. (37,081) (976,714)
elf Beauty Inc
(2)
..................... (9,849) (1,236,542)
WD-40 Co ......................... (5,147) (1,249,074)
Westrock Coffee Co
(2)
................. (3,200) (20,544)
(3,497,213)
Energy — -0.5%
Core Laboratories Inc ................. (33,761) (584,403)
Energy Fuels Inc/Canada
(2)
.............. (4,457) (22,864)
NextDecade Corp
(2)
................... (7,495) (57,786)
Sable Offshore Corp
(2)
................. (10,626) (243,335)
Uranium Energy Corp
(2)
................ (24,635) (164,808)
(1,073,196)
Financials — -2.5%
Bancorp Inc/The
(2)
................... (23,588) (1,241,436)
Brookfield Asset Management Ltd ......... (8,309) (450,265)
Coinbase Global Inc
(2)
................. (514) (127,626)
Columbia Financial Inc
(2)
............... (957) (15,130)
Credit Acceptance Corp
(2)
............... (408) (191,540)
F&G Annuities & Life Inc ............... (680) (28,179)
First Financial Northwest Inc ............ (16,204) (351,627)
First Foundation Inc .................. (6,502) (40,377)
Lemonade Inc
(2)
..................... (8,138) (298,502)
Marqeta Inc
(2)
...................... (15,256) (57,820)
Orchid Island Capital Inc ............... (67,478) (524,979)
Patria Investments Ltd ................ (108,570) (1,262,669)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Short — continued
Payoneer Global Inc
(2)
................. (598) (6,004)
Ready Capital Corp ................... (69,376) (473,144)
Redwood Trust Inc ................... (24,849) (162,264)
Root Inc/OH
(2)
...................... (146) (10,598)
ServisFirst Bancshares Inc .............. (1,701) (144,143)
Upstart Holdings Inc
(2)
................. (314) (19,333)
Velocity Financial Inc
(2)
................ (2,170) (42,445)
(5,448,081)
Health Care — -3.1%
Apellis Pharmaceuticals Inc
(2)
............ (4,082) (130,257)
Apogee Therapeutics Inc
(2)
.............. (3,717) (168,380)
Artivion Inc
(2)
....................... (9,124) (260,855)
Axsome Therapeutics Inc
(2)
.............. (9,853) (833,662)
Bridgebio Pharma Inc
(2)
................ (4,629) (127,020)
Bruker Corp ....................... (7,028) (411,981)
Corcept Therapeutics Inc
(2)
.............. (24,645) (1,241,862)
GeneDx Holdings Corp
(2)
............... (513) (39,429)
Innoviva Inc
(2)
...................... (2,260) (39,211)
iRhythm Technologies Inc
(2)
............. (411) (37,060)
Kiniksa Pharmaceuticals International Plc .... (10,545) (208,580)
NeoGenomics Inc
(2)
................... (1,645) (27,110)
OrthoPediatrics Corp
(2)
................. (585) (13,560)
Repligen Corp
(2)
..................... (8,668) (1,247,672)
RxSight Inc
(2)
....................... (10,268) (353,014)
Schrodinger Inc/United States
(2)
.......... (1,508) (29,089)
Surgery Partners Inc
(2)
................. (3,912) (82,817)
Surmodics Inc
(2)
..................... (29,952) (1,186,099)
TG Therapeutics Inc
(2)
................. (8,596) (258,740)
Theravance Biopharma Inc
(2)
............ (1,283) (12,073)
(6,708,471)
Industrials — -5.4%
ACV Auctions Inc
(2)
................... (31,652) (683,683)
Automatic Data Processing Inc ........... (4,284) (1,254,055)
Avis Budget Group Inc
(2)
................ (4,041) (325,745)
Chart Industries Inc
(2)
................. (6,497) (1,239,888)
Exponent Inc ....................... (14,082) (1,254,706)
Forward Air Corp
(2)
................... (4,828) (155,703)
Hayward Holdings Inc
(2)
................ (78,392) (1,198,614)
Honeywell International Inc ............. (5,666) (1,279,893)
Ingersoll Rand Inc ................... (7,873) (712,192)
Kadant Inc ........................ (3,793) (1,308,547)
Mercury Systems Inc
(2)
................ (144) (6,048)
Quanex Building Products Corp ........... (11,972) (290,201)
Rocket Lab USA Inc
(2)
................. (3,894) (99,180)

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Short — continued
RXO Inc
(2)
......................... (38,757) (923,967)
Titan Machinery Inc
(2)
................. (9,838) (139,011)
Uber Technologies Inc
(2)
................ (6,263) (377,784)
VSE Corp ......................... (3,546) (337,225)
Watts Water Technologies Inc ............ (1,940) (394,402)
Xometry Inc
(2)
...................... (778) (33,190)
(12,014,034)
Information Technology — -1.7%
Couchbase Inc
(2)
..................... (6,409) (99,916)
Hut 8 Corp
(2)
....................... (712) (14,589)
NCR Voyix Corp
(2)
.................... (26,092) (361,113)
NextNav Inc
(2)
...................... (5,464) (85,020)
OSI Systems Inc
(2)
.................... (5,502) (921,200)
PAR Technology Corp
(2)
................ (14,177) (1,030,243)
Snowflake Inc
(2)
..................... (8,032) (1,240,221)
(3,752,302)
Materials — -1.0%
Albemarle Corp ..................... (14,449) (1,243,770)
Compass Minerals International Inc ........ (1,681) (18,911)
FMC Corp ......................... (4,497) (218,599)
International Paper Co ................. (2,323) (125,024)
Myers Industries Inc .................. (8,955) (98,863)
TriMas Corp ....................... (335) (8,238)
Tronox Holdings PLC .................. (35,902) (361,533)
(2,074,938)
Real Estate — -4.1%
Agree Realty Corp ................... (7,986) (562,614)
Apartment Investment and Management Co .. (29,985) (272,564)
Essential Properties Realty Trust Inc ....... (40,152) (1,255,955)
Farmland Partners Inc ................. (7,131) (83,861)
Getty Realty Corp .................... (19,437) (585,637)
NETSTREIT Corp .................... (90,305) (1,277,816)
Park Hotels & Resorts Inc .............. (86,205) (1,212,904)
Prologis Inc ........................ (2,791) (295,009)
Rexford Industrial Realty Inc ............. (32,713) (1,264,685)
Safehold Inc ....................... (59,035) (1,090,967)
Sun Communities Inc ................. (10,258) (1,261,426)
(9,163,438)
Utilities — -0.3%
Chesapeake Utilities Corp .............. (4,581) (555,904)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Short — continued
Hawaiian Electric Industries Inc
(2)
......... (13,882) (135,072)
(690,976)
Total Common Stocks - Short – Short – - 22 .6%
(Proceeds Received $ (53,513,615) ) ...... (50,511,146)
Total Investments — Long — 100 .4%
(Cost $ 183,686,010 ) ................ 223,974,593
Other Assets less Liabilities — 22 .2% ...... 49,567,304
Total Net Assets — 100 .0% ............. 223,030,751
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 1,168 14,588
Meeder Conservative Allocation Fund - Retail
Class .......................... 339 7,811
Meeder Dynamic Allocation Fund - Retail Class 2,852 38,416
Meeder Muirfield Fund - Retail Class ....... 3,643 33,370
Total Trustee Deferred Compensation
(Cost $ 88,588 ) .................... 94,185
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
March 2025 ........ 247 3/21/25 28,003,625 (850,618)
Mini MSCI Emg Mkt Futures
- March 2025 ....... 94 3/21/25 5,046,860 (154,155)
Russell 2000 Futures Mini
March 2025 ........ 144 3/21/25 16,198,560 (1,020,780)
S&P Mid Cap Futures EMini
March 2025 ........ 24 3/21/25 7,552,080 (353,236)
Total Futures Contracts .. 509 56,801,125 (2,378,789)
(1) All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on December 31, 2024 was
$22,103,861.
(2) Represents non-income producing securities.
(3) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2024.
(5) Assets of affiliates to the Spectrum Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Global Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 30 .2%
Communication Services — 2.6%
Alphabet Inc - Class C ................. 2,051 390,592
Comcast Corp ...................... 1,565 58,735
Frontier Communications Parent Inc
(1)
...... 202 7,009
Meta Platforms Inc ................... 717 419,811
Spotify Technology SA
(1)
................ 59 26,395
Verizon Communications Inc ............ 1,116 44,629
Walt Disney Co/The .................. 208 23,161
970,332
Consumer Discretionary — 4.6%
Abercrombie & Fitch Co
(1)
............... 28 4,185
Amazon.com Inc
(1)
................... 3,614 792,875
Burlington Stores Inc
(1)
................ 80 22,805
Frontdoor Inc
(1)
...................... 82 4,483
General Motors Co ................... 530 28,233
Las Vegas Sands Corp ................. 659 33,846
La-Z-Boy Inc ....................... 355 15,467
Lowe's Cos Inc ..................... 229 56,517
Lululemon Athletica Inc
(1)
............... 81 30,975
Mohawk Industries Inc
(1)
............... 753 89,705
PVH Corp ......................... 188 19,881
Ross Stores Inc ..................... 58 8,774
Tesla Inc
(1)
......................... 565 228,170
Texas Roadhouse Inc ................. 305 55,031
TJX Cos Inc/The ..................... 2,288 276,413
TopBuild Corp
(1)
..................... 34 10,586
Universal Technical Institute Inc
(1)
......... 39 1,003
Urban Outfitters Inc
(1)
................. 76 4,171
Zumiez Inc
(1)
....................... 74 1,419
1,684,539
Consumer Staples — 2.7%
Bunge Global SA .................... 26 2,022
Costco Wholesale Corp ................ 425 389,415
Fresh Del Monte Produce Inc ............ 34 1,129
Kimberly-Clark Corp .................. 1,637 214,512
Kroger Co/The ...................... 1,619 99,002
Target Corp ........................ 550 74,349
Walmart Inc ....................... 2,314 209,070
989,499
Energy — 0.2%
Berry Corp ........................ 112 463
Civitas Resources Inc ................. 22 1,009
Crescent Energy Co .................. 622 9,087
Global Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Devon Energy Corp ................... 635 20,784
EOG Resources Inc ................... 382 46,826
Teekay Corp Ltd ..................... 121 838
79,007
Financials — 5.8%
Ally Financial Inc .................... 103 3,709
Bank of New York Mellon Corp/The ........ 1,946 149,511
Berkshire Hathaway Inc
(1)
.............. 2,350 1,065,208
Block Inc
(1)
........................ 455 38,671
Capital One Financial Corp .............. 370 65,978
Comerica Inc ....................... 771 47,686
Enstar Group Ltd
(1)
................... 29 9,340
Mastercard Inc ..................... 497 261,705
Medley Management Inc
(1) (2)
............. 21 0
MetLife Inc ........................ 922 75,493
National Bank Holdings Corp ............ 129 5,555
Northern Trust Corp .................. 1,109 113,673
Popular Inc ........................ 320 30,099
State Street Corp .................... 1,742 170,977
Synchrony Financial .................. 1,340 87,100
Synovus Financial Corp ................ 375 19,211
T Rowe Price Group Inc ................ 195 22,053
2,165,969
Health Care — 1.6%
Cardinal Health Inc ................... 506 59,845
Centene Corp
(1)
..................... 574 34,773
Cigna Group/The .................... 29 8,008
Eli Lilly & Co ....................... 270 208,440
Encompass Health Corp ............... 361 33,338
Gilead Sciences Inc .................. 2,220 205,061
McKesson Corp ..................... 70 39,894
Molina Healthcare Inc
(1)
................ 43 12,515
601,874
Industrials — 2.7%
Alaska Air Group Inc
(1)
................. 300 19,425
Allegion plc ........................ 28 3,659
Argan Inc ......................... 94 12,882
Atkore Inc ......................... 104 8,679
Boise Cascade Co ................... 172 20,444
BWX Technologies Inc ................. 205 22,835
Construction Partners Inc
(1)
............. 52 4,600
Delta Air Lines Inc ................... 733 44,346
EMCOR Group Inc .................... 152 68,993

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Global Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Everus Construction Group Inc
(1)
.......... 375 24,656
FedEx Corp ........................ 245 68,926
Fluor Corp
(1)
........................ 321 15,832
Hexcel Corp ....................... 156 9,781
Johnson Controls International plc ......... 384 30,309
Karat Packaging Inc .................. 15 454
Leidos Holdings Inc .................. 599 86,292
Masco Corp ....................... 2,463 178,740
Northrop Grumman Corp ............... 6 2,816
Proto Labs Inc
(1)
..................... 242 9,460
REV Group Inc ...................... 712 22,691
SkyWest Inc
(1)
...................... 31 3,104
Sterling Infrastructure Inc
(1)
............. 36 6,064
Trane Technologies PLC ................ 250 92,337
United Airlines Holdings Inc
(1)
............ 995 96,614
Vertiv Holdings Co ................... 883 100,318
Waste Management Inc ................ 153 30,874
985,131
Information Technology — 8.8%
Amkor Technology Inc ................. 152 3,905
Apple Inc ......................... 2,344 586,984
Asana Inc
(1)
........................ 1,130 22,905
Broadcom Inc ...................... 647 150,000
FormFactor Inc
(1)
.................... 208 9,152
Jabil Inc .......................... 124 17,844
Marvell Technology Inc ................ 326 36,007
Micron Technology Inc ................ 375 31,560
Microsoft Corp ...................... 2,553 1,076,089
NETGEAR Inc
(1)
...................... 103 2,871
NVIDIA Corp ....................... 4,398 590,607
Oracle Corp ........................ 778 129,646
Palantir Technologies Inc
(1)
.............. 354 26,773
Photronics Inc
(1)
..................... 633 14,913
Qorvo Inc
(1)
........................ 128 8,951
QUALCOMM Inc ..................... 1,289 198,016
Skyworks Solutions Inc ................ 494 43,808
TD SYNNEX Corp .................... 63 7,389
Teradyne Inc ....................... 131 16,496
Texas Instruments Inc ................. 1,415 265,327
Ultra Clean Holdings Inc
(1)
.............. 1,002 36,022
Zoom Communications Inc
(1)
............ 61 4,978
3,280,243
Materials — 0.2%
Ball Corp ......................... 1,126 62,076
Global Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Newmont Corp ..................... 293 10,906
Sylvamo Corp ...................... 164 12,959
85,941
Real Estate — 0.6%
Simon Property Group Inc .............. 1,239 213,368
SITE Centers Corp ................... 340 5,199
218,567
Utilities — 0.4%
Clearway Energy Inc - Class C ........... 508 13,208
Dominion Energy Inc .................. 671 36,140
Ormat Technologies Inc ................ 518 35,079
Vistra Corp ........................ 529 72,933
157,360
Total Common Stocks (United States)
(Cost $ 9,276,727 ) .................. 11,218,462
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 81 2,067
Total Preferred Stock (United States)
(Cost $ 2,025 ) ..................... 2,067
Warrants (United States) — 0 .0%
Civitas Resources Inc ,
Expiration Date 1/20/2025
(1) (2)
.......... 2 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 1 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 18 .4%
U.S. Fixed Income — 8.6%
Baird Core Plus Bond Fund - Class I ....... 81,273 813,540
BrandywineGLOBAL High Yield Fund - Class IS 32,965 340,197
Dodge & Cox Income Fund - Class I ........ 37,742 467,247
Fidelity Advisor High Income Advantage Fund -
Class Z ......................... 34,604 380,987
Fidelity Total Bond Fund - Class Z ......... 85,901 806,606
Frost Total Return Bond Fund - Class I ...... 39,393 381,329
3,189,906
International Equity — 9.8%
iShares Core MSCI EAFE ETF
(3)
........... 42,298 2,972,703

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Global Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — continued
iShares Core MSCI Emerging Markets ETF
(3)
.. 12,312 642,933
3,615,636
Total Registered Investment Companies
(Cost $ 5,848,601 ) .................. 6,805,542
Money Market Registered Investment Companies — 49 .2%
Meeder Government Money Market Fund ,
4.35%
(4)
........................ 18,266,021 18,266,021
Total Money Market Registered Investment
Companies
(Cost $ 18,266,021 ) ................. 18,266,021
Total Investments — 97 .8%
(Cost $ 33,393,374 ) ................. 36,292,092
Other Assets less Liabilities — 2 .2% ....... 834,490
Total Net Assets — 100 .0% ............. 37,126,582
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 2,398 29,951
Meeder Conservative Allocation Fund - Retail
Class .......................... 616 14,193
Meeder Dynamic Allocation Fund - Retail Class 6,521 87,838
Meeder Muirfield Fund - Retail Class ....... 2,991 27,398
Total Trustee Deferred Compensation
(Cost $ 137,281 ) ................... 159,380
Global Allocation Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
March 2025 ........ 98 3/21/25 11,110,750 (334,171)
Mini MSCI Emg Mkt Futures
- March 2025 ....... 44 3/21/25 2,362,360 (72,158)
Russell 2000 Futures Mini
March 2025 ........ 15 3/21/25 1,687,350 (100,124)
S&P 500 Mini Futures March
2025 ............ 8 3/21/25 2,374,300 (87,739)
S&P Mid Cap Futures EMini
March 2025 ........ 3 3/21/25 944,010 (51,342)
Total Futures Contracts .. 168 18,478,770 (645,534)
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2024.
(5) Assets of affiliates to the Global Allocation Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Balanced Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 57 .3%
Communication Services — 4.8%
Alphabet Inc - Class A ................. 4,717 892,928
Alphabet Inc - Class C ................. 38,465 7,325,275
Comcast Corp ...................... 33,904 1,272,417
Frontier Communications Parent Inc
(1)
...... 6,609 229,332
Meta Platforms Inc ................... 13,245 7,755,080
Spotify Technology SA
(1)
................ 1,744 780,231
Verizon Communications Inc ............ 23,040 921,370
Walt Disney Co/The .................. 5,081 565,769
19,742,402
Consumer Discretionary — 8.3%
Abercrombie & Fitch Co
(1)
............... 672 100,444
Amazon.com Inc
(1)
................... 68,175 14,956,913
Burlington Stores Inc
(1)
................ 1,679 478,616
Carter's Inc ........................ 1,557 84,374
Frontdoor Inc
(1)
...................... 2,330 127,381
General Motors Co ................... 15,916 847,845
J Jill Inc .......................... 643 17,760
Las Vegas Sands Corp ................. 19,515 1,002,290
La-Z-Boy Inc ....................... 4,782 208,352
Lowe's Cos Inc ..................... 3,636 897,365
Lululemon Athletica Inc
(1)
............... 2,903 1,110,136
Mohawk Industries Inc
(1)
............... 16,130 1,921,567
O'Reilly Automotive Inc
(1)
............... 274 324,909
Oxford Industries Inc .................. 490 38,602
Sturm Ruger & Co Inc ................. 1,135 40,145
Tesla Inc
(1)
......................... 11,889 4,801,254
Texas Roadhouse Inc ................. 7,965 1,437,125
TJX Cos Inc/The ..................... 40,282 4,866,468
TopBuild Corp
(1)
..................... 749 233,194
Universal Technical Institute Inc
(1)
......... 1,146 29,464
Urban Outfitters Inc
(1)
................. 1,472 80,783
Valvoline Inc
(1)
...................... 2,229 80,645
Zumiez Inc
(1)
....................... 1,233 23,637
33,709,269
Consumer Staples — 4.8%
Bunge Global SA .................... 548 42,613
Costco Wholesale Corp ................ 9,008 8,253,760
Kimberly-Clark Corp .................. 25,498 3,341,258
Kroger Co/The ...................... 25,096 1,534,620
Target Corp ........................ 14,600 1,973,628
Walmart Inc ....................... 50,787 4,588,605
19,734,484
Balanced Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Energy — 0.5%
Civitas Resources Inc ................. 907 41,604
CONSOL Energy Inc .................. 1,830 195,224
Devon Energy Corp ................... 12,290 402,252
EOG Resources Inc ................... 10,623 1,302,167
Ovintiv Inc ......................... 2,633 106,637
Teekay Corp Ltd ..................... 1,515 10,499
2,058,383
Financials — 11.1%
Ally Financial Inc .................... 15,061 542,347
Axis Capital Holdings Ltd ............... 1,995 176,797
Bank of New York Mellon Corp/The ........ 51,493 3,956,207
Berkshire Hathaway Inc
(1)
.............. 49,692 22,524,390
Block Inc
(1)
........................ 12,627 1,073,169
Comerica Inc ....................... 20,748 1,283,264
Commerce Bancshares Inc/MO ........... 1,301 81,065
Enstar Group Ltd
(1)
................... 1,141 367,459
First Interstate BancSystem Inc .......... 292 9,481
International Money Express Inc
(1)
......... 440 9,165
Mastercard Inc ..................... 11,974 6,305,149
Medley Management Inc
(1) (2)
............. 101 0
MetLife Inc ........................ 22,698 1,858,512
National Bank Holdings Corp ............ 1,035 44,567
NerdWallet Inc
(1)
..................... 1,436 19,099
Northern Trust Corp .................. 20,010 2,051,025
Popular Inc ........................ 3,070 288,764
PROG Holdings Inc ................... 1,589 67,151
Seacoast Banking Corp of Florida ......... 1,039 28,604
State Street Corp .................... 30,892 3,032,050
Stewart Information Services Corp ........ 4,329 292,164
Synchrony Financial .................. 12,354 803,010
Synovus Financial Corp ................ 3,194 163,629
44,977,068
Health Care — 3.1%
Cardinal Health Inc ................... 15,585 1,843,238
Centene Corp
(1)
..................... 4,210 255,042
Cigna Group/The .................... 1,920 530,189
Eli Lilly & Co ....................... 5,469 4,222,068
Encompass Health Corp ............... 11,685 1,079,110
Gilead Sciences Inc .................. 40,417 3,733,318
McKesson Corp ..................... 1,415 806,423
Molina Healthcare Inc
(1)
................ 130 37,836

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Balanced Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Teleflex Inc ........................ 691 122,984
12,630,208
Industrials — 5.4%
Alaska Air Group Inc
(1)
................. 7,707 499,028
Allegiant Travel Co ................... 216 20,330
Allegion plc ........................ 7,815 1,021,264
Argan Inc ......................... 1,419 194,460
Atkore Inc ......................... 1,491 124,424
Boise Cascade Co ................... 5,344 635,188
BWX Technologies Inc ................. 7,107 791,649
Construction Partners Inc
(1)
............. 1,392 123,136
Delta Air Lines Inc ................... 23,578 1,426,469
EMCOR Group Inc .................... 2,846 1,291,799
Everus Construction Group Inc
(1)
.......... 10,699 703,459
FedEx Corp ........................ 5,182 1,457,852
Fluor Corp
(1)
........................ 4,852 239,301
Hexcel Corp ....................... 3,119 195,561
Johnson Controls International plc ......... 6,293 496,707
Leidos Holdings Inc .................. 12,444 1,792,683
Masco Corp ....................... 47,447 3,443,229
Maximus Inc ....................... 2,266 169,157
MRC Global Inc
(1)
.................... 1,396 17,841
Northrop Grumman Corp ............... 698 327,564
Proto Labs Inc
(1)
..................... 1,090 42,608
REV Group Inc ...................... 3,598 114,668
Rollins Inc ......................... 4,546 210,707
SkyWest Inc
(1)
...................... 1,789 179,133
Southwest Airlines Co ................. 3,187 107,147
Sterling Infrastructure Inc
(1)
............. 1,386 233,472
Trane Technologies PLC ................ 4,833 1,785,069
United Airlines Holdings Inc
(1)
............ 18,651 1,811,012
Vertiv Holdings Co ................... 15,622 1,774,815
Waste Management Inc ................ 2,860 577,119
21,806,851
Information Technology — 17.1%
Amkor Technology Inc ................. 1,619 41,592
Apple Inc ......................... 47,807 11,971,829
Applied Materials Inc ................. 6,257 1,017,576
Asana Inc
(1)
........................ 6,022 122,066
Broadcom Inc ...................... 9,105 2,110,903
Consensus Cloud Solutions Inc
(1)
.......... 1,598 38,128
FormFactor Inc
(1)
.................... 1,504 66,176
HP Inc ........................... 927 30,248
Ichor Holdings Ltd
(1)
.................. 910 29,320
Balanced Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Jabil Inc .......................... 2,376 341,907
Lam Research Corp .................. 2,530 182,742
Marvell Technology Inc ................ 3,099 342,285
Micron Technology Inc ................ 7,602 639,784
Microsoft Corp ...................... 52,982 22,331,913
NETGEAR Inc
(1)
...................... 1,122 31,270
NVIDIA Corp ....................... 91,318 12,263,094
Oracle Corp ........................ 18,775 3,128,666
Palantir Technologies Inc
(1)
.............. 9,927 750,779
Photronics Inc
(1)
..................... 7,300 171,988
Qorvo Inc
(1)
........................ 2,759 192,937
QUALCOMM Inc ..................... 25,667 3,942,965
Skyworks Solutions Inc ................ 2,734 242,451
TD SYNNEX Corp .................... 4,772 559,660
Teradyne Inc ....................... 5,882 740,662
Texas Instruments Inc ................. 43,028 8,068,180
Ultra Clean Holdings Inc
(1)
.............. 1,856 66,723
Zoom Communications Inc
(1)
............ 557 45,457
69,471,301
Materials — 0.6%
Ball Corp ......................... 29,682 1,636,369
Ecolab Inc ......................... 655 153,479
Newmont Corp ..................... 5,336 198,606
Sylvamo Corp ...................... 3,695 291,979
2,280,433
Real Estate — 1.2%
RE/MAX Holdings Inc
(1)
................ 1,008 10,755
Simon Property Group Inc .............. 27,713 4,772,456
SITE Centers Corp ................... 4,880 74,615
4,857,826
Utilities — 0.4%
Clearway Energy Inc - Class C ........... 4,499 116,974
Dominion Energy Inc .................. 5,727 308,456
National Fuel Gas Co .................. 2,772 168,205
Ormat Technologies Inc ................ 2,334 158,059
Vistra Corp ........................ 7,183 990,320
1,742,014
Total Common Stocks (United States)
(Cost $ 189,055,302 ) ................ 233,010,239

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Balanced Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 994 25,367
Total Preferred Stock (United States)
(Cost $ 24,846 ) .................... 25,367
Warrants (United States) — 0 .0%
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 3 0
Civitas Resources Inc ,
Expiration Date 1/20/2025
(1) (2)
.......... 22 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 12 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 25 .1%
U.S. Fixed Income — 25.1%
Baird Core Plus Bond Fund - Class I ....... 2,513,015 25,155,280
BrandywineGLOBAL High Yield Fund - Class IS 1,132,465 11,687,034
Dodge & Cox Income Fund - Class I ........ 1,281,835 15,869,113
Fidelity Advisor High Income Advantage Fund -
Class Z ......................... 1,074,646 11,831,849
Fidelity Total Bond Fund - Class Z ......... 2,687,269 25,233,460
Frost Total Return Bond Fund - Class I ...... 1,259,504 12,191,995
101,968,731
Total Registered Investment Companies
(Cost $ 99,431,209 ) ................. 101,968,731
Money Market Registered Investment Companies — 16 .8%
Meeder Government Money Market Fund ,
4.35%
(3)
........................ 68,141,858 68,141,858
Total Money Market Registered Investment
Companies
(Cost $ 68,141,858 ) ................. 68,141,858
Total Investments — 99 .2%
(Cost $ 356,653,215 ) ................ 403,146,195
Other Assets less Liabilities — 0 .8% ....... 3,058,485
Total Net Assets — 100 .0% ............. 406,204,680
Balanced Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 4,449 55,568
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,203 27,717
Meeder Dynamic Allocation Fund - Retail Class 11,631 156,670
Meeder Muirfield Fund - Retail Class ....... 8,939 81,881
Total Trustee Deferred Compensation
(Cost $ 288,504 ) ................... 321,836
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
March 2025 ........ 308 3/21/25 34,919,500 (1,057,368)
Mini MSCI Emg Mkt Futures
- March 2025 ....... 117 3/21/25 6,281,730 (191,874)
Russell 2000 Futures Mini
March 2025 ........ 202 3/21/25 22,722,980 (1,418,061)
S&P 500 Mini Futures March
2025 ............ (69) 3/21/25 (20,478,337) 700,486
S&P Mid Cap Futures EMini
March 2025 ........ 17 3/21/25 5,349,390 (237,867)
Total Futures Contracts .. 575 48,795,263 (2,204,684)
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2024.
(4) Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Moderate Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 38 .2%
Communication Services — 3.2%
Alphabet Inc - Class C ................. 12,428 2,366,788
Comcast Corp ...................... 8,128 305,044
Frontier Communications Parent Inc
(1)
...... 1,252 43,445
Meta Platforms Inc ................... 4,217 2,469,096
Spotify Technology SA
(1)
................ 398 178,057
Verizon Communications Inc ............ 5,371 214,786
Walt Disney Co/The .................. 1,383 153,997
5,731,213
Consumer Discretionary — 5.7%
Abercrombie & Fitch Co
(1)
............... 111 16,591
Amazon.com Inc
(1)
................... 21,055 4,619,256
Burlington Stores Inc
(1)
................ 486 138,539
Frontdoor Inc
(1)
...................... 715 39,089
General Motors Co ................... 3,795 202,160
J Jill Inc .......................... 643 17,760
Las Vegas Sands Corp ................. 3,781 194,192
La-Z-Boy Inc ....................... 2,495 108,707
Lowe's Cos Inc ..................... 334 82,431
Lululemon Athletica Inc
(1)
............... 791 302,486
Mohawk Industries Inc
(1)
............... 4,544 541,327
O'Reilly Automotive Inc
(1)
............... 32 37,946
PVH Corp ......................... 1,038 109,768
Tesla Inc
(1)
......................... 3,453 1,394,459
Texas Roadhouse Inc ................. 2,104 379,625
TJX Cos Inc/The ..................... 15,014 1,813,841
TopBuild Corp
(1)
..................... 161 50,126
Universal Technical Institute Inc
(1)
......... 1,146 29,464
Urban Outfitters Inc
(1)
................. 512 28,099
Zumiez Inc
(1)
....................... 1,098 21,049
10,126,915
Consumer Staples — 3.2%
Bunge Global SA .................... 1,042 81,026
Costco Wholesale Corp ................ 2,405 2,203,629
Kimberly-Clark Corp .................. 10,008 1,311,448
Kroger Co/The ...................... 5,816 355,648
Target Corp ........................ 3,747 506,520
Walmart Inc ....................... 14,509 1,310,888
5,769,159
Energy — 0.2%
Berry Corp ........................ 854 3,527
Civitas Resources Inc ................. 665 30,504
Devon Energy Corp ................... 3,991 130,625
Moderate Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
EOG Resources Inc ................... 1,619 198,457
International Seaways Inc .............. 94 3,378
Ovintiv Inc ......................... 898 36,369
Teekay Corp Ltd ..................... 502 3,479
406,339
Financials — 7.4%
Ally Financial Inc .................... 3,228 116,240
Bank of New York Mellon Corp/The ........ 14,217 1,092,292
Berkshire Hathaway Inc
(1)
.............. 14,183 6,428,870
Block Inc
(1)
........................ 2,984 253,610
Capital One Financial Corp .............. 1,678 299,221
Comerica Inc ....................... 4,207 260,203
Enstar Group Ltd
(1)
................... 419 134,939
Mastercard Inc ..................... 3,534 1,860,899
Medley Management Inc
(1) (2)
............. 27 0
MetLife Inc ........................ 6,312 516,827
Northern Trust Corp .................. 5,828 597,370
PROG Holdings Inc ................... 150 6,339
State Street Corp .................... 11,181 1,097,415
Synchrony Financial .................. 5,928 385,320
Synovus Financial Corp ................ 3,027 155,073
13,204,618
Health Care — 2.1%
Cardinal Health Inc ................... 3,418 404,247
Centene Corp
(1)
..................... 3,940 238,685
Cigna Group/The .................... 414 114,322
Eli Lilly & Co ....................... 1,764 1,361,808
Encompass Health Corp ............... 2,862 264,306
Gilead Sciences Inc .................. 11,788 1,088,858
McKesson Corp ..................... 283 161,284
Molina Healthcare Inc
(1)
................ 129 37,545
3,671,055
Industrials — 3.6%
Alaska Air Group Inc
(1)
................. 1,828 118,363
Allegiant Travel Co ................... 359 33,789
Allegion plc ........................ 1,944 254,042
Argan Inc ......................... 943 129,229
Atkore Inc ......................... 533 44,479
Boise Cascade Co ................... 1,114 132,410
BWX Technologies Inc ................. 977 108,828
Construction Partners Inc
(1)
............. 453 40,072
Delta Air Lines Inc ................... 4,766 288,343
EMCOR Group Inc .................... 1,027 466,155

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Moderate Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Everus Construction Group Inc
(1)
.......... 2,614 171,871
FedEx Corp ........................ 1,446 406,803
Fluor Corp
(1)
........................ 1,859 91,686
Hexcel Corp ....................... 190 11,913
Johnson Controls International plc ......... 1,850 146,020
Leidos Holdings Inc .................. 4,347 626,229
Masco Corp ....................... 13,961 1,013,150
MRC Global Inc
(1)
.................... 1,397 17,854
Northrop Grumman Corp ............... 21 9,855
Proto Labs Inc
(1)
..................... 572 22,359
REV Group Inc ...................... 2,141 68,234
Rollins Inc ......................... 193 8,946
Sterling Infrastructure Inc
(1)
............. 503 84,730
Trane Technologies PLC ................ 1,272 469,813
United Airlines Holdings Inc
(1)
............ 6,507 631,830
Vertiv Holdings Co ................... 6,097 692,680
Waste Management Inc ................ 1,498 302,281
6,391,964
Information Technology — 11.2%
Amkor Technology Inc ................. 735 18,882
Apple Inc ......................... 14,692 3,679,171
Asana Inc
(1)
........................ 3,919 79,438
Broadcom Inc ...................... 3,708 859,663
Consensus Cloud Solutions Inc
(1)
.......... 1,761 42,017
FormFactor Inc
(1)
.................... 972 42,768
Jabil Inc .......................... 1,113 160,161
Marvell Technology Inc ................ 1,571 173,517
Micron Technology Inc ................ 2,907 244,653
Microsoft Corp ...................... 15,558 6,557,697
NETGEAR Inc
(1)
...................... 907 25,278
NVIDIA Corp ....................... 26,375 3,541,899
Oracle Corp ........................ 5,169 861,362
Palantir Technologies Inc
(1)
.............. 2,323 175,689
Photronics Inc
(1)
..................... 2,957 69,667
Qorvo Inc
(1)
........................ 1,317 92,098
QUALCOMM Inc ..................... 6,310 969,342
Rambus Inc
(1)
....................... 425 22,466
Skyworks Solutions Inc ................ 2,036 180,552
TD SYNNEX Corp .................... 566 66,380
Teradyne Inc ....................... 1,726 217,338
Texas Instruments Inc ................. 10,799 2,024,920
Ultra Clean Holdings Inc
(1)
.............. 1,670 60,037
20,164,995
Moderate Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Materials — 0.3%
Ball Corp ......................... 7,290 401,898
Newmont Corp ..................... 1,599 59,515
Sylvamo Corp ...................... 1,014 80,126
541,539
Real Estate — 1.0%
Simon Property Group Inc .............. 10,130 1,744,487
SITE Centers Corp ................... 2,508 38,348
1,782,835
Utilities — 0.3%
Clearway Energy Inc - Class C ........... 1,280 33,280
Dominion Energy Inc .................. 2,967 159,802
Ormat Technologies Inc ................ 1,444 97,788
Vistra Corp ........................ 2,272 313,241
604,111
Total Common Stocks (United States)
(Cost $ 55,968,141 ) ................. 68,394,743
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 252 6,431
Total Preferred Stock (United States)
(Cost $ 6,299 ) ..................... 6,431
Warrants (United States) — 0 .0%
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 1 0
Civitas Resources Inc ,
Expiration Date 1/20/2025
(1) (2)
.......... 7 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 3 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 41 .7%
U.S. Fixed Income — 41.7%
Baird Core Plus Bond Fund - Class I ....... 1,892,612 18,945,043
BrandywineGLOBAL High Yield Fund - Class IS 849,993 8,771,929
Dodge & Cox Income Fund - Class I ........ 796,528 9,861,017
Fidelity Advisor High Income Advantage Fund -
Class Z ......................... 806,527 8,879,862
Fidelity Total Bond Fund - Class Z ......... 2,063,915 19,380,166

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Moderate Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — continued
Frost Total Return Bond Fund - Class I ...... 930,852 9,010,644
74,848,661
Total Registered Investment Companies
(Cost $ 72,870,201 ) ................. 74,848,661
Money Market Registered Investment Companies — 19 .3%
Meeder Government Money Market Fund ,
4.35%
(3)
........................ 34,622,014 34,622,014
Total Money Market Registered Investment
Companies
(Cost $ 34,622,014 ) ................. 34,622,014
Total Investments — 99 .2%
(Cost $ 163,466,655 ) ................ 177,871,849
Other Assets less Liabilities — 0 .8% ....... 1,417,652
Total Net Assets — 100 .0% ............. 179,289,501
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 862 10,766
Meeder Conservative Allocation Fund - Retail
Class .......................... 254 5,852
Meeder Dynamic Allocation Fund - Retail Class 2,095 28,220
Meeder Muirfield Fund - Retail Class ....... 3,011 27,581
Total Trustee Deferred Compensation
(Cost $ 68,538 ) .................... 72,419
Moderate Allocation Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
March 2025 ........ 96 3/21/25 10,884,000 (330,604)
Mini MSCI Emg Mkt Futures
- March 2025 ....... 37 3/21/25 1,986,530 (60,678)
Russell 2000 Futures Mini
March 2025 ........ 62 3/21/25 6,974,380 (439,503)
S&P 500 Mini Futures March
2025 ............ (8) 3/21/25 (2,374,300) 76,685
S&P Mid Cap Futures EMini
March 2025 ........ 8 3/21/25 2,517,360 (119,221)
Total Futures Contracts .. 195 19,987,970 (873,321)
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2024.
(4) Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Conservative Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 22 .1%
Communication Services — 1.9%
Alphabet Inc - Class C ................. 5,849 1,113,884
Comcast Corp ...................... 4,591 172,300
Frontier Communications Parent Inc
(1)
...... 616 21,375
Meta Platforms Inc ................... 2,058 1,204,980
Spotify Technology SA
(1)
................ 163 72,923
Verizon Communications Inc ............ 3,761 150,402
Walt Disney Co/The .................. 660 73,491
2,809,355
Consumer Discretionary — 3.3%
Abercrombie & Fitch Co
(1)
............... 365 54,556
Amazon.com Inc
(1)
................... 10,030 2,200,482
Burlington Stores Inc
(1)
................ 73 20,809
Frontdoor Inc
(1)
...................... 383 20,939
General Motors Co ................... 1,613 85,924
Las Vegas Sands Corp ................. 1,749 89,829
La-Z-Boy Inc ....................... 1,071 46,663
Lowe's Cos Inc ..................... 566 139,689
Lululemon Athletica Inc
(1)
............... 221 84,513
Mohawk Industries Inc
(1)
............... 1,978 235,639
O'Reilly Automotive Inc
(1)
............... 6 7,115
PVH Corp ......................... 477 50,443
Ross Stores Inc ..................... 26 3,933
Tesla Inc
(1)
......................... 1,615 652,202
Texas Roadhouse Inc ................. 777 140,194
TJX Cos Inc/The ..................... 7,588 916,706
TopBuild Corp
(1)
..................... 98 30,511
Universal Technical Institute Inc
(1)
......... 716 18,408
Urban Outfitters Inc
(1)
................. 215 11,799
Zumiez Inc
(1)
....................... 851 16,314
4,826,668
Consumer Staples — 2.0%
Bunge Global SA .................... 338 26,283
Costco Wholesale Corp ................ 1,383 1,267,201
Kimberly-Clark Corp .................. 3,852 504,766
Kroger Co/The ...................... 3,346 204,608
Target Corp ........................ 1,475 199,390
Walmart Inc ....................... 6,762 610,947
2,813,195
Energy — 0.1%
Civitas Resources Inc ................. 62 2,844
Devon Energy Corp ................... 2,768 90,596
EOG Resources Inc ................... 374 45,845
Conservative Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Teekay Corp Ltd ..................... 215 1,490
140,775
Financials — 4.3%
Ally Financial Inc .................... 435 15,664
Bank of New York Mellon Corp/The ........ 5,792 444,999
Berkshire Hathaway Inc
(1)
.............. 6,694 3,034,256
Block Inc
(1)
........................ 1,382 117,456
Capital One Financial Corp .............. 1,041 185,631
Comerica Inc ....................... 1,935 119,680
Enstar Group Ltd
(1)
................... 91 29,307
Mastercard Inc ..................... 1,342 706,657
Medley Management Inc
(1) (2)
............. 25 0
MetLife Inc ........................ 1,999 163,678
National Bank Holdings Corp ............ 916 39,443
Northern Trust Corp .................. 3,470 355,675
Popular Inc ........................ 359 33,768
PROG Holdings Inc ................... 136 5,747
State Street Corp .................... 5,396 529,618
Synchrony Financial .................. 3,824 248,560
Synovus Financial Corp ................ 1,805 92,470
T Rowe Price Group Inc ................ 465 52,587
6,175,196
Health Care — 1.2%
Cardinal Health Inc ................... 1,801 213,004
Centene Corp
(1)
..................... 1,858 112,558
Cigna Group/The .................... 107 29,547
Eli Lilly & Co ....................... 631 487,132
Encompass Health Corp ............... 1,213 112,021
Gilead Sciences Inc .................. 6,506 600,959
McKesson Corp ..................... 227 129,370
Molina Healthcare Inc
(1)
................ 128 37,254
1,721,845
Industrials — 1.9%
Alaska Air Group Inc
(1)
................. 824 53,354
Argan Inc ......................... 415 56,872
Atkore Inc ......................... 604 50,404
Boise Cascade Co ................... 558 66,324
BWX Technologies Inc ................. 673 74,965
Construction Partners Inc
(1)
............. 230 20,346
Delta Air Lines Inc ................... 2,077 125,658
EMCOR Group Inc .................... 253 114,837
EnerSys .......................... 64 5,915
Everus Construction Group Inc
(1)
.......... 1,419 93,299

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Conservative Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
FedEx Corp ........................ 668 187,928
Fluor Corp
(1)
........................ 944 46,558
Hexcel Corp ....................... 334 20,942
Johnson Controls International plc ......... 933 73,642
Leidos Holdings Inc .................. 1,652 237,987
Masco Corp ....................... 7,189 521,706
Northrop Grumman Corp ............... 56 26,280
REV Group Inc ...................... 2,047 65,238
SkyWest Inc
(1)
...................... 122 12,216
Sterling Infrastructure Inc
(1)
............. 126 21,225
Trane Technologies PLC ................ 492 181,720
United Airlines Holdings Inc
(1)
............ 2,826 274,405
Vertiv Holdings Co ................... 2,961 336,399
Waste Management Inc ................ 281 56,703
2,724,923
Information Technology — 6.6%
Amkor Technology Inc ................. 440 11,304
Apple Inc ......................... 7,451 1,865,879
Asana Inc
(1)
........................ 2,941 59,614
Broadcom Inc ...................... 1,559 361,439
Consensus Cloud Solutions Inc
(1)
.......... 477 11,381
FormFactor Inc
(1)
.................... 232 10,208
Jabil Inc .......................... 440 63,316
Marvell Technology Inc ................ 936 103,381
Micron Technology Inc ................ 1,023 86,096
Microsoft Corp ...................... 7,279 3,068,099
NETGEAR Inc
(1)
...................... 614 17,112
NVIDIA Corp ....................... 12,731 1,709,646
Oracle Corp ........................ 2,508 417,933
Palantir Technologies Inc
(1)
.............. 986 74,571
Photronics Inc
(1)
..................... 1,827 43,044
Qorvo Inc
(1)
........................ 614 42,937
QUALCOMM Inc ..................... 3,493 536,595
Skyworks Solutions Inc ................ 1,508 133,729
TD SYNNEX Corp .................... 183 21,462
Teradyne Inc ....................... 644 81,092
Texas Instruments Inc ................. 4,190 785,667
Ultra Clean Holdings Inc
(1)
.............. 1,670 60,037
Zoom Communications Inc
(1)
............ 154 12,568
9,577,110
Materials — 0.2%
Ball Corp ......................... 3,227 177,905
Newmont Corp ..................... 951 35,396
Conservative Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Sylvamo Corp ...................... 494 39,036
252,337
Real Estate — 0.4%
Simon Property Group Inc .............. 3,342 575,526
SITE Centers Corp ................... 1,132 17,308
592,834
Utilities — 0.2%
Brookfield Renewable Corp ............. 54 1,494
Clearway Energy Inc - Class C ........... 1,397 36,322
Dominion Energy Inc .................. 2,198 118,384
Ormat Technologies Inc ................ 1,341 90,813
Vistra Corp ........................ 744 102,575
349,588
Total Common Stocks (United States)
(Cost $ 26,820,252 ) ................. 31,983,826
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 153 3,905
Total Preferred Stock (United States)
(Cost $ 3,824 ) ..................... 3,905
Warrants (United States) — 0 .0%
Civitas Resources Inc ,
Expiration Date 1/20/2025
(1) (2)
.......... 4 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 1 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 59 .0%
U.S. Fixed Income — 59.0%
Baird Core Plus Bond Fund - Class I ....... 2,314,507 23,168,218
BrandywineGLOBAL High Yield Fund - Class IS 927,285 9,569,580
Dodge & Cox Income Fund - Class I ........ 815,079 10,090,681
Fidelity Advisor High Income Advantage Fund -
Class Z ......................... 879,815 9,686,765
Fidelity Total Bond Fund - Class Z ......... 2,486,600 23,349,175
Frost Total Return Bond Fund - Class I ...... 995,909 9,640,395
85,504,814
Total Registered Investment Companies
(Cost $ 83,315,939 ) ................. 85,504,814

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Conservative Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Money Market Registered Investment Companies — 18 .2%
Meeder Government Money Market Fund ,
4.35%
(3)
........................ 26,346,433 26,346,433
Total Money Market Registered Investment
Companies
(Cost $ 26,346,433 ) ................. 26,346,433
Total Investments — 99 .3%
(Cost $ 136,486,448 ) ................ 143,838,978
Other Assets less Liabilities — 0 .7% ....... 984,241
Total Net Assets — 100 .0% ............. 144,823,219
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 1,776 22,182
Meeder Conservative Allocation Fund - Retail
Class .......................... 477 10,990
Meeder Dynamic Allocation Fund - Retail Class 4,723 63,619
Meeder Muirfield Fund - Retail Class ....... 3,408 31,217
Total Trustee Deferred Compensation
(Cost $ 113,330 ) ................... 128,008
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
March 2025 ........ 46 3/21/25 5,215,250 (158,415)
Mini MSCI Emg Mkt Futures
- March 2025 ....... 18 3/21/25 966,420 (29,519)
Russell 2000 Futures Mini
March 2025 ........ 30 3/21/25 3,374,700 (212,662)
S&P 500 Mini Futures March
2025 ............ (1) 3/21/25 (296,787) 10,961
S&P Mid Cap Futures EMini
March 2025 ........ 4 3/21/25 1,258,680 (50,766)
Total Futures Contracts .. 97 10,518,263 (440,401)
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2024.
(4) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred
Compensation Plan.

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Dynamic Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 57 .1%
Communication Services — 4.8%
Alphabet Inc - Class C ................. 38,599 7,350,794
Comcast Corp ...................... 31,095 1,166,995
Frontier Communications Parent Inc
(1)
...... 6,336 219,859
Meta Platforms Inc ................... 11,835 6,929,511
Spotify Technology SA
(1)
................ 1,405 628,569
Verizon Communications Inc ............ 21,957 878,060
Walt Disney Co/The .................. 4,478 498,625
17,672,413
Consumer Discretionary — 8.4%
Abercrombie & Fitch Co
(1)
............... 1,626 243,038
Amazon.com Inc
(1)
................... 62,643 13,743,248
Burlington Stores Inc
(1)
................ 1,535 437,567
Carter's Inc ........................ 791 42,864
Frontdoor Inc
(1)
...................... 2,304 125,960
General Motors Co ................... 14,084 750,255
J Jill Inc .......................... 643 17,760
Las Vegas Sands Corp ................. 17,475 897,516
La-Z-Boy Inc ....................... 6,007 261,725
Lowe's Cos Inc ..................... 5,443 1,343,332
Lululemon Athletica Inc
(1)
............... 2,689 1,028,300
Mohawk Industries Inc
(1)
............... 10,996 1,309,953
O'Reilly Automotive Inc
(1)
............... 215 254,947
Oxford Industries Inc .................. 115 9,060
PVH Corp ......................... 534 56,471
Sturm Ruger & Co Inc ................. 1,135 40,145
Tesla Inc
(1)
......................... 10,608 4,283,935
Texas Roadhouse Inc ................. 7,024 1,267,340
TJX Cos Inc/The ..................... 36,030 4,352,784
TopBuild Corp
(1)
..................... 1,012 315,076
Tupperware Brands Corp
(1)
.............. 13,119 76
Universal Technical Institute Inc
(1)
......... 1,145 29,438
Urban Outfitters Inc
(1)
................. 1,472 80,783
Valvoline Inc
(1)
...................... 1,716 62,085
Zumiez Inc
(1)
....................... 1,162 22,276
30,975,934
Consumer Staples — 5.1%
Bunge Global SA .................... 1,724 134,058
Costco Wholesale Corp ................ 8,435 7,728,738
Fresh Del Monte Produce Inc ............ 1,002 33,276
Kimberly-Clark Corp .................. 24,548 3,216,770
Kroger Co/The ...................... 24,242 1,482,398
Target Corp ........................ 12,738 1,721,923
Dynamic Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Walmart Inc ....................... 47,522 4,293,613
18,610,776
Energy — 0.4%
Berry Corp ........................ 2,447 10,106
Civitas Resources Inc ................. 407 18,669
CONSOL Energy Inc .................. 1,653 176,342
Crescent Energy Co .................. 1,190 17,386
Devon Energy Corp ................... 13,200 432,036
EOG Resources Inc ................... 7,899 968,260
Teekay Corp Ltd ..................... 1,128 7,817
1,630,616
Financials — 11.0%
Ally Financial Inc .................... 8,640 311,126
American International Group Inc ......... 105 7,644
Axis Capital Holdings Ltd ............... 1,995 176,797
Bank of New York Mellon Corp/The ........ 48,168 3,700,747
Berkshire Hathaway Inc
(1)
.............. 44,666 20,246,204
Block Inc
(1)
........................ 10,951 930,725
Comerica Inc ....................... 17,869 1,105,198
Commerce Bancshares Inc/MO ........... 102 6,356
Enstar Group Ltd
(1)
................... 853 274,709
First Interstate BancSystem Inc .......... 327 10,618
LendingTree Inc
(1)
.................... 246 9,533
Mastercard Inc ..................... 9,187 4,837,599
MetLife Inc ........................ 21,546 1,764,186
National Bank Holdings Corp ............ 1,035 44,567
Northern Trust Corp .................. 21,251 2,178,228
Popular Inc ........................ 5,503 517,612
PROG Holdings Inc ................... 1,278 54,008
Seacoast Banking Corp of Florida ......... 917 25,245
State Street Corp .................... 31,710 3,112,337
Synchrony Financial .................. 17,132 1,113,580
Synovus Financial Corp ................ 1,966 100,718
40,527,737
Health Care — 3.0%
Cardinal Health Inc ................... 13,416 1,586,710
Centene Corp
(1)
..................... 1,956 118,495
Cigna Group/The .................... 2,003 553,109
Eli Lilly & Co ....................... 4,875 3,763,500
Encompass Health Corp ............... 9,004 831,519
Gilead Sciences Inc .................. 38,255 3,533,614
McKesson Corp ..................... 1,315 749,432

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Dynamic Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Teleflex Inc ........................ 440 78,311
11,214,690
Industrials — 5.2%
Alaska Air Group Inc
(1)
................. 7,055 456,811
Allegiant Travel Co ................... 586 55,154
Allegion plc ........................ 6,542 854,909
Argan Inc ......................... 1,419 194,460
Atkore Inc ......................... 2,233 186,344
Boise Cascade Co ................... 3,386 402,460
BWX Technologies Inc ................. 5,656 630,022
Construction Partners Inc
(1)
............. 1,282 113,406
Delta Air Lines Inc ................... 17,893 1,082,526
EMCOR Group Inc .................... 1,844 836,992
Everus Construction Group Inc
(1)
.......... 9,065 596,024
FedEx Corp ........................ 4,925 1,385,550
Fluor Corp
(1)
........................ 3,964 195,504
Hexcel Corp ....................... 3,119 195,561
Johnson Controls International plc ......... 6,672 526,621
Karat Packaging Inc .................. 374 11,317
Leidos Holdings Inc .................. 11,094 1,598,202
Masco Corp ....................... 41,931 3,042,933
Maximus Inc ....................... 2,266 169,157
Northrop Grumman Corp ............... 106 49,745
Proto Labs Inc
(1)
..................... 518 20,249
REV Group Inc ...................... 3,320 105,808
Rollins Inc ......................... 4,546 210,707
SkyWest Inc
(1)
...................... 494 49,464
Southwest Airlines Co ................. 2,196 73,830
Sterling Infrastructure Inc
(1)
............. 1,682 283,333
Trane Technologies PLC ................ 4,272 1,577,863
United Airlines Holdings Inc
(1)
............ 18,670 1,812,857
Vertiv Holdings Co ................... 17,510 1,989,311
Waste Management Inc ................ 2,817 568,442
19,275,562
Information Technology — 16.9%
Amkor Technology Inc ................. 1,367 35,118
Apple Inc ......................... 42,036 10,526,655
Applied Materials Inc ................. 5,456 887,309
Asana Inc
(1)
........................ 5,627 114,059
Broadcom Inc ...................... 9,157 2,122,959
Consensus Cloud Solutions Inc
(1)
.......... 4,011 95,703
FormFactor Inc
(1)
.................... 1,228 54,032
HP Inc ........................... 458 14,945
Ichor Holdings Ltd
(1)
.................. 772 24,874
Dynamic Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Jabil Inc .......................... 2,376 341,906
Lam Research Corp .................. 554 40,015
Marvell Technology Inc ................ 2,728 301,308
Micron Technology Inc ................ 6,277 528,272
Microsoft Corp ...................... 47,725 20,116,088
NETGEAR Inc
(1)
...................... 1,027 28,623
NVIDIA Corp ....................... 84,078 11,290,835
Oracle Corp ........................ 16,575 2,762,058
Palantir Technologies Inc
(1)
.............. 7,830 592,183
Photronics Inc
(1)
..................... 3,502 82,507
Qorvo Inc
(1)
........................ 2,186 152,867
QUALCOMM Inc ..................... 22,350 3,433,407
Skyworks Solutions Inc ................ 3,487 309,227
TD SYNNEX Corp .................... 4,207 493,397
Teradyne Inc ....................... 5,657 712,329
Texas Instruments Inc ................. 36,301 6,806,801
Ultra Clean Holdings Inc
(1)
.............. 1,756 63,128
Zoom Communications Inc
(1)
............ 735 59,983
61,990,588
Materials — 0.6%
Ball Corp ......................... 28,412 1,566,353
Ecolab Inc ......................... 166 38,897
Newmont Corp ..................... 4,563 169,835
Sylvamo Corp ...................... 3,599 284,393
2,059,478
Real Estate — 1.2%
Simon Property Group Inc .............. 24,364 4,195,724
SITE Centers Corp ................... 4,427 67,689
4,263,413
Utilities — 0.5%
Brookfield Renewable Corp ............. 249 6,887
Clearway Energy Inc - Class C ........... 5,696 148,096
Dominion Energy Inc .................. 5,282 284,489
National Fuel Gas Co .................. 3,281 199,091
Ormat Technologies Inc ................ 2,350 159,142
Vistra Corp ........................ 6,751 930,760
1,728,465
Total Common Stocks (United States)
(Cost $ 170,818,769 ) ................ 209,949,672

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Dynamic Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 610 15,567
Total Preferred Stock (United States)
(Cost $ 15,247 ) .................... 15,567
Warrants (United States) — 0 .0%
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 2 0
Civitas Resources Inc ,
Expiration Date 1/20/2025
(1) (2)
.......... 15 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 8 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 4 .4%
U.S. Fixed Income — 4.1%
Baird Core Plus Bond Fund - Class I ....... 404,506 4,049,103
BrandywineGLOBAL High Yield Fund - Class IS 159,772 1,648,848
Dodge & Cox Income Fund - Class I ........ 177,317 2,195,190
Fidelity Advisor High Income Advantage Fund -
Class Z ......................... 164,000 1,805,642
Fidelity Total Bond Fund - Class Z ......... 430,698 4,044,254
Frost Total Return Bond Fund - Class I ...... 117,507 1,137,465
14,880,502
International Equity — 0.3%
iShares Core MSCI EAFE ETF
(3)
........... 15,725 1,105,153
1,105,153
Total Registered Investment Companies
(Cost $ 15,892,625 ) ................. 15,985,655
Money Market Registered Investment Companies — 36 .8%
Meeder Government Money Market Fund ,
4.35%
(4)
........................ 135,208,531 135,208,531
Total Money Market Registered Investment
Companies
(Cost $ 135,208,531 ) ................ 135,208,531
Total Investments — 98 .3%
(Cost $ 321,935,172 ) ................ 361,159,425
Other Assets less Liabilities — 1 .7% ....... 6,286,759
Total Net Assets — 100 .0% ............. 367,446,184
Dynamic Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 5,071 63,337
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,345 30,989
Meeder Dynamic Allocation Fund - Retail Class 13,809 186,007
Meeder Muirfield Fund - Retail Class ....... 7,592 69,543
Total Trustee Deferred Compensation
(Cost $ 303,679 ) ................... 349,876
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
March 2025 ........ 713 3/21/25 80,836,375 (2,455,426)
Mini MSCI Emg Mkt Futures
- March 2025 ....... 185 3/21/25 9,932,650 (303,391)
Russell 2000 Futures Mini
March 2025 ........ 219 3/21/25 24,635,310 (1,540,022)
S&P 500 Mini Futures March
2025 ............ 26 3/21/25 7,716,475 (246,932)
S&P Mid Cap Futures EMini
March 2025 ........ 42 3/21/25 13,216,140 (616,546)
Total Futures Contracts .. 1,185 136,336,950 (5,162,317)
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2024.
(5) Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 57 .5%
Communication Services — 7.3%
Alphabet Inc - Class A ................. 5,685 1,076,171
AT&T Inc .......................... 3,931 89,509
Charter Communications Inc
(1)
........... 59 20,223
Comcast Corp ...................... 2,268 85,118
Electronic Arts Inc ................... 170 24,871
Interpublic Group of Cos Inc/The .......... 657 18,409
Liberty Media Corp-Liberty Formula One
(1)
... 255 21,430
Lumen Technologies Inc
(1)
.............. 622 3,303
Meta Platforms Inc ................... 1,148 672,166
Netflix Inc
(1)
........................ 226 201,438
Omnicom Group Inc .................. 253 21,768
Pinterest Inc
(1)
...................... 455 13,195
ROBLOX Corp
(1)
..................... 308 17,821
Roku Inc
(1)
......................... 125 9,293
Spotify Technology SA
(1)
................ 80 35,790
Take-Two Interactive Software Inc
(1)
........ 116 21,353
T-Mobile US Inc ..................... 281 62,025
Trade Desk Inc/The
(1)
................. 273 32,086
Verizon Communications Inc ............ 2,275 90,977
Walt Disney Co/The .................. 977 108,789
Warner Bros Discovery Inc
(1)
............. 1,723 18,212
2,643,947
Consumer Discretionary — 9.4%
Abercrombie & Fitch Co
(1)
............... 48 7,175
Airbnb Inc
(1)
........................ 263 34,561
Amazon.com Inc
(1)
................... 4,955 1,087,077
Aptiv PLC
(1)
........................ 227 13,729
Asbury Automotive Group Inc
(1)
........... 56 13,610
AutoZone Inc
(1)
...................... 10 32,020
Best Buy Co Inc ..................... 148 12,698
Booking Holdings Inc ................. 18 89,432
Burlington Stores Inc
(1)
................ 52 14,823
Caesars Entertainment Inc
(1)
............. 270 9,023
CarMax Inc
(1)
....................... 198 16,188
Carnival Corp
(1)
..................... 691 17,220
Carvana Co
(1)
....................... 62 12,608
Cava Group Inc
(1)
.................... 56 6,317
Century Communities Inc ............... 245 17,973
Chipotle Mexican Grill Inc
(1)
............. 773 46,612
Coupang Inc
(1)
...................... 686 15,078
Darden Restaurants Inc ................ 110 20,536
Deckers Outdoor Corp
(1)
................ 101 20,512
Domino's Pizza Inc ................... 26 10,914
DoorDash Inc
(1)
..................... 196 32,879
DR Horton Inc ...................... 181 25,307
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
DraftKings Inc
(1)
..................... 351 13,057
Duolingo Inc
(1)
...................... 33 10,700
eBay Inc .......................... 359 22,240
Expedia Group Inc
(1)
.................. 92 17,142
Floor & Decor Holdings Inc
(1)
............. 93 9,272
Ford Motor Co ...................... 2,472 24,473
GameStop Corp
(1)
.................... 215 6,738
Garmin Ltd ........................ 87 17,945
General Motors Co ................... 648 34,519
Genuine Parts Co .................... 142 16,580
Graham Holdings Co .................. 24 20,926
Hilton Worldwide Holdings Inc ........... 171 42,264
Home Depot Inc/The .................. 521 202,664
Johnson Outdoors Inc ................. 460 15,180
Las Vegas Sands Corp ................. 252 12,943
Lear Corp ......................... 215 20,361
Lennar Corp
(1)
...................... 208 27,487
Lithia Motors Inc .................... 28 10,008
Lowe's Cos Inc ..................... 313 77,248
Lululemon Athletica Inc
(1)
............... 78 29,828
Marriott International Inc/MD ............ 153 42,678
McDonald's Corp .................... 380 110,158
Modine Manufacturing Co
(1)
............. 69 7,999
NIKE Inc .......................... 676 51,153
Norwegian Cruise Line Holdings Ltd
(1)
...... 365 9,391
O'Reilly Automotive Inc
(1)
............... 33 39,131
Pool Corp ......................... 38 12,956
PulteGroup Inc ...................... 214 23,305
Rivian Automotive Inc
(1)
................ 621 8,259
Ross Stores Inc ..................... 222 33,582
Royal Caribbean Cruises Ltd ............ 146 33,681
Starbucks Corp ..................... 614 56,028
Steven Madden Ltd .................. 460 19,559
Tapestry Inc ....................... 171 11,171
Tesla Inc
(1)
......................... 1,484 599,299
TJX Cos Inc/The ..................... 597 72,124
Toll Brothers Inc ..................... 152 19,144
TopBuild Corp
(1)
..................... 38 11,831
Tractor Supply Co .................... 375 19,898
Ulta Beauty Inc
(1)
.................... 36 15,657
Williams-Sonoma Inc ................. 76 14,074
Wingstop Inc ....................... 24 6,821
Yum! Brands Inc ..................... 188 25,222
3,430,988
Consumer Staples — 1.4%
Altria Group Inc ..................... 307 16,053

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Archer-Daniels-Midland Co ............. 113 5,709
Bunge Global SA .................... 41 3,188
Casey's General Stores Inc ............. 10 3,962
Church & Dwight Co Inc ............... 70 7,330
Coca-Cola Co/The ................... 663 41,278
Colgate-Palmolive Co ................. 161 14,636
Constellation Brands Inc ............... 36 7,956
Costco Wholesale Corp ................ 76 69,637
Dollar General Corp .................. 43 3,260
Dollar Tree Inc
(1)
..................... 42 3,147
elf Beauty Inc
(1)
..................... 13 1,632
Estee Lauder Cos Inc/The .............. 48 3,599
General Mills Inc .................... 145 9,247
Hershey Co/The ..................... 35 5,927
Kenvue Inc ........................ 361 7,707
Keurig Dr Pepper Inc .................. 256 8,223
Kimberly-Clark Corp .................. 71 9,304
Kraft Heinz Co/The ................... 269 8,261
Kroger Co/The ...................... 148 9,050
Lamb Weston Holdings Inc .............. 36 2,406
McCormick & Co Inc/MD ............... 82 6,252
Mondelez International Inc .............. 263 15,709
Monster Beverage Corp
(1)
............... 150 7,884
PepsiCo Inc ........................ 237 36,038
Performance Food Group Co
(1)
............ 56 4,735
Philip Morris International Inc ............ 267 32,133
Procter & Gamble Co/The .............. 391 65,551
Sprouts Farmers Market Inc
(1)
............ 23 2,923
Sysco Corp ........................ 106 8,105
Target Corp ........................ 82 11,085
US Foods Holding Corp
(1)
............... 84 5,667
Walmart Inc ....................... 737 66,588
504,182
Energy — 0.0%
Chevron Corp ...................... 1 145
ConocoPhillips ...................... 1 99
Exxon Mobil Corp .................... 1 108
Halliburton Co ...................... 1 27
Kinder Morgan Inc ................... 1 28
Patterson-UTI Energy Inc ............... 1 8
Schlumberger NV .................... 1 38
Transocean Ltd
(1)
.................... 1 4
Williams Cos Inc/The ................. 1 54
511
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Financials — 5.6%
Affirm Holdings Inc
(1)
.................. 70 4,263
Aflac Inc .......................... 173 17,895
Allstate Corp/The .................... 87 16,773
American Express Co ................. 153 45,409
American International Group Inc ......... 220 16,016
Ameriprise Financial Inc ............... 32 17,038
Ameris Bancorp ..................... 238 14,892
Aon PLC .......................... 53 19,035
Apollo Global Management Inc ........... 145 23,948
Arch Capital Group Ltd ................ 129 11,913
Ares Management Corp ................ 70 12,392
Arthur J Gallagher & Co ................ 67 19,018
Bank of America Corp ................. 1,667 73,265
Bank of New York Mellon Corp/The ........ 244 18,747
Berkshire Hathaway Inc
(1)
.............. 459 208,056
Berkshire Hills Bancorp Inc ............. 595 16,916
Blackrock Inc ...................... 41 42,030
Blackstone Inc ...................... 188 32,415
Block Inc
(1)
........................ 162 13,768
Capital One Financial Corp .............. 126 22,468
Cboe Global Markets Inc ............... 33 6,448
Charles Schwab Corp/The .............. 388 28,716
Chubb Ltd ......................... 114 31,498
Citigroup Inc ....................... 513 36,110
CME Group Inc ...................... 90 20,901
Coinbase Global Inc
(1)
................. 52 12,912
Corpay Inc
(1)
....................... 28 9,476
Discover Financial Services ............. 81 14,032
Dynex Capital Inc .................... 990 12,523
Equitable Holdings Inc ................. 200 9,434
Fidelity National Information Services Inc .... 178 14,377
First Citizens BancShares Inc/NC ......... 4 8,452
First Financial Corp/IN ................. 364 16,813
Fiserv Inc
(1)
........................ 165 33,894
FNB Corp/PA ....................... 1,033 15,268
Global Payments Inc .................. 92 10,310
Goldman Sachs Group Inc/The ........... 84 48,100
Hartford Financial Services Group Inc/The ... 130 14,222
Interactive Brokers Group Inc ............ 54 9,540
Intercontinental Exchange Inc ............ 158 23,544
JPMorgan Chase & Co ................ 715 171,393
KKR & Co Inc ....................... 186 27,511
Loews Corp ........................ 223 18,886
LPL Financial Holdings Inc .............. 24 7,836
Marsh & McLennan Cos Inc ............. 139 29,525
Mastercard Inc ..................... 210 110,580

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
MetLife Inc ........................ 201 16,458
Moody's Corp ...................... 46 21,775
Morgan Stanley ..................... 310 38,973
MSCI Inc .......................... 22 13,200
Nasdaq Inc ........................ 146 11,287
NU Holdings Ltd/Cayman Islands
(1)
........ 882 9,138
PayPal Holdings Inc
(1)
................. 289 24,666
PNC Financial Services Group Inc/The ...... 112 21,599
Principal Financial Group Inc ............ 140 10,837
Progressive Corp/The ................. 159 38,098
Prudential Financial Inc ................ 123 14,579
Raymond James Financial Inc ........... 65 10,096
RenaissanceRe Holdings Ltd ............ 30 7,464
Robinhood Markets Inc
(1)
............... 211 7,862
S&P Global Inc ...................... 83 41,336
Seacoast Banking Corp of Florida ......... 559 15,389
SoFi Technologies Inc
(1)
................ 354 5,452
SouthState Corp ..................... 125 12,435
State Street Corp .................... 132 12,956
Synchrony Financial .................. 173 11,245
T Rowe Price Group Inc ................ 100 11,309
Toast Inc
(1)
........................ 147 5,358
Travelers Cos Inc/The ................. 69 16,621
TriCo Bancshares .................... 304 13,285
Truist Financial Corp .................. 406 17,612
TrustCo Bank Corp NY ................. 450 14,989
United Bankshares Inc/WV .............. 473 17,761
US Bancorp ........................ 452 21,619
Visa Inc .......................... 399 126,100
Wells Fargo & Co .................... 894 62,795
Willis Towers Watson PLC .............. 37 11,590
2,052,442
Health Care — 4.1%
Abbott Laboratories .................. 434 49,090
AbbVie Inc ........................ 453 80,498
Agilent Technologies Inc ............... 98 13,165
Align Technology Inc
(1)
................. 32 6,672
Alnylam Pharmaceuticals Inc
(1)
........... 38 8,942
Amgen Inc ........................ 140 36,490
Arcellx Inc
(1)
........................ 45 3,451
Atea Pharmaceuticals Inc
(1)
............. 1,584 5,306
Avidity Biosciences Inc
(1)
............... 55 1,599
Baxter International Inc ................ 224 6,532
Becton Dickinson & Co ................ 80 18,150
Biogen Inc
(1)
....................... 54 8,258
Bio-Techne Corp .................... 90 6,483
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Blueprint Medicines Corp
(1)
.............. 48 4,187
Boston Scientific Corp
(1)
................ 383 34,210
Bristol-Myers Squibb Co ............... 541 30,599
Cardinal Health Inc ................... 78 9,225
Cencora Inc ........................ 48 10,785
Centene Corp
(1)
..................... 172 10,420
Charles River Laboratories International Inc
(1)
. 27 4,984
Cigna Group/The .................... 78 21,539
Crinetics Pharmaceuticals Inc
(1)
.......... 81 4,142
CVS Health Corp .................... 352 15,801
Cytokinetics Inc
(1)
.................... 76 3,575
Danaher Corp ...................... 164 37,646
Denali Therapeutics Inc
(1)
............... 165 3,363
Dexcom Inc
(1)
....................... 116 9,021
Doximity Inc
(1)
...................... 52 2,776
Edwards Lifesciences Corp
(1)
............ 177 13,103
Elevance Health Inc .................. 66 24,347
Eli Lilly & Co ....................... 207 159,804
Enovis Corp
(1)
....................... 132 5,792
Exact Sciences Corp
(1)
................. 56 3,147
GE HealthCare Technologies Inc .......... 147 11,492
Gilead Sciences Inc .................. 324 29,928
Glaukos Corp
(1)
...................... 43 6,447
Guardant Health Inc
(1)
................. 76 2,322
HCA Healthcare Inc ................... 54 16,208
Hims & Hers Health Inc
(1)
............... 72 1,741
Humana Inc ....................... 36 9,134
Ideaya Biosciences Inc
(1)
............... 179 4,600
IDEXX Laboratories Inc
(1)
............... 28 11,576
Illumina Inc ........................ 62 8,285
Incyte Corp
(1)
....................... 71 4,904
Insmed Inc
(1)
....................... 62 4,280
Insulet Corp
(1)
...................... 22 5,744
Intra-Cellular Therapies Inc
(1)
............ 53 4,427
Intuitive Surgical Inc
(1)
................. 93 48,542
IQVIA Holdings Inc
(1)
.................. 66 12,970
Johnson & Johnson .................. 596 86,194
Krystal Biotech Inc
(1)
.................. 26 4,073
Labcorp Holdings Inc ................. 34 7,797
Madrigal Pharmaceuticals Inc
(1)
.......... 7 2,160
McKesson Corp ..................... 34 19,377
Medtronic PLC ...................... 331 26,440
Merck & Co Inc ..................... 653 64,960
Mettler-Toledo International Inc
(1)
......... 7 8,566
Moderna Inc
(1)
...................... 112 4,657
Molina Healthcare Inc
(1)
................ 20 5,821
Natera Inc
(1)
........................ 37 5,857

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
National HealthCare Corp ............... 59 6,346
Neurocrine Biosciences Inc
(1)
............ 41 5,596
Penumbra Inc
(1)
..................... 18 4,275
Pfizer Inc ......................... 1,547 41,042
Regeneron Pharmaceuticals Inc
(1)
......... 30 21,370
Repligen Corp
(1)
..................... 28 4,030
ResMed Inc ........................ 44 10,062
REVOLUTION Medicines Inc
(1)
............ 88 3,849
Rocket Pharmaceuticals Inc
(1)
............ 269 3,381
Sarepta Therapeutics Inc
(1)
.............. 32 3,891
Stryker Corp ....................... 96 34,565
Tenet Healthcare Corp
(1)
................ 37 4,671
TG Therapeutics Inc
(1)
................. 74 2,227
Thermo Fisher Scientific Inc ............. 96 49,942
United Therapeutics Corp
(1)
............. 18 6,351
UnitedHealth Group Inc ................ 236 119,383
Universal Health Services Inc ............ 27 4,844
Utah Medical Products Inc .............. 140 8,606
Vaxcyte Inc
(1)
....................... 52 4,257
Veeva Systems Inc
(1)
.................. 55 11,564
Vertex Pharmaceuticals Inc
(1)
............ 73 29,397
Viatris Inc ......................... 520 6,474
Viking Therapeutics Inc
(1)
............... 42 1,690
Waters Corp
(1)
...................... 20 7,420
West Pharmaceutical Services Inc ......... 22 7,206
Zimmer Biomet Holdings Inc ............ 76 8,028
Zoetis Inc ......................... 131 21,344
1,503,415
Industrials — 7.4%
3M Co ........................... 307 39,631
AAON Inc ......................... 49 5,766
Advanced Drainage Systems Inc .......... 59 6,820
AECOM ........................... 110 11,750
AMETEK Inc ....................... 120 21,631
Arcosa Inc ........................ 115 11,125
Astec Industries Inc .................. 272 9,139
Automatic Data Processing Inc ........... 199 58,253
Axon Enterprise Inc
(1)
................. 38 22,584
Bloom Energy Corp
(1)
.................. 122 2,710
Boeing Co/The
(1)
..................... 369 65,313
Booz Allen Hamilton Holding Corp ......... 80 10,296
Broadridge Financial Solutions Inc ......... 83 18,765
Builders FirstSource Inc
(1)
.............. 90 12,864
BWX Technologies Inc ................. 76 8,466
CACI International Inc
(1)
................ 21 8,485
Carlisle Cos Inc ..................... 36 13,278
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Carrier Global Corp ................... 484 33,038
Caterpillar Inc ...................... 252 91,416
Chart Industries Inc
(1)
................. 35 6,679
Cintas Corp ........................ 190 34,713
Clean Harbors Inc
(1)
................... 49 11,277
Columbus McKinnon Corp/NY ............ 315 11,731
Comfort Systems USA Inc .............. 26 11,026
Copart Inc
(1)
........................ 490 28,121
Core & Main Inc
(1)
.................... 165 8,400
CSX Corp ......................... 1,091 35,207
Cummins Inc ....................... 77 26,842
Curtiss-Wright Corp .................. 47 16,679
Dayforce Inc
(1)
...................... 115 8,354
Deere & Co ........................ 131 55,505
Delta Air Lines Inc ................... 405 24,503
Dover Corp ........................ 113 21,199
Eaton Corp PLC ..................... 202 67,038
EMCOR Group Inc .................... 35 15,887
Emerson Electric Co .................. 299 37,055
Ennis Inc ......................... 705 14,868
Equifax Inc ........................ 89 22,682
Fastenal Co ........................ 332 23,874
FedEx Corp ........................ 122 34,322
Ferguson Enterprises Inc ............... 135 23,432
Fluor Corp
(1)
........................ 123 6,066
Fortive Corp ....................... 276 20,700
FTAI Aviation Ltd .................... 63 9,075
GE Vernova Inc ..................... 141 46,379
Generac Holdings Inc
(1)
................ 51 7,908
General Dynamics Corp ................ 154 40,577
General Electric Co ................... 564 94,070
Gorman-Rupp Co/The ................. 351 13,310
Honeywell International Inc ............. 347 78,384
Howmet Aerospace Inc ................ 228 24,936
Hub Group Inc ...................... 261 11,630
Hubbell Inc ........................ 38 15,918
IDEX Corp ......................... 74 15,487
Illinois Tool Works Inc ................. 154 39,048
Ingersoll Rand Inc ................... 254 22,977
ITT Inc ........................... 145 20,718
Jacobs Solutions Inc .................. 113 15,099
JB Hunt Transport Services Inc ........... 78 13,312
Johnson Controls International plc ......... 367 28,967
Kforce Inc ......................... 219 12,417
Knight-Swift Transportation Holdings Inc .... 208 11,032
L3Harris Technologies Inc .............. 117 24,603
Leidos Holdings Inc .................. 85 12,245

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Lennox International Inc ............... 24 14,623
Lincoln Electric Holdings Inc ............. 68 12,748
Lockheed Martin Corp ................. 108 52,482
Lyft Inc
(1)
.......................... 262 3,380
Middleby Corp/The
(1)
.................. 84 11,378
Norfolk Southern Corp ................. 122 28,633
Northrop Grumman Corp ............... 75 35,197
nVent Electric PLC ................... 150 10,224
Old Dominion Freight Line Inc ............ 121 21,344
Otis Worldwide Corp .................. 249 23,060
Owens Corning ..................... 84 14,307
PACCAR Inc ........................ 280 29,126
Parker-Hannifin Corp ................. 66 41,978
Paychex Inc ....................... 186 26,081
Paycom Software Inc ................. 34 6,969
Quanta Services Inc .................. 83 26,232
RB Global Inc ....................... 126 11,366
Regal Rexnord Corp .................. 67 10,394
Rocket Lab USA Inc
(1)
................. 208 5,298
Rockwell Automation Inc ............... 68 19,434
RTX Corp ......................... 665 76,954
Saia Inc
(1)
......................... 16 7,292
SiteOne Landscape Supply Inc
(1)
.......... 75 9,883
Snap-on Inc ....................... 40 13,579
Southwest Airlines Co ................. 392 13,179
SS&C Technologies Holdings Inc .......... 204 15,459
Stanley Black & Decker Inc ............. 121 9,715
Tetra Tech Inc ...................... 210 8,366
Textron Inc ........................ 185 14,151
Trane Technologies PLC ................ 121 44,691
TransDigm Group Inc ................. 31 39,286
TransUnion ........................ 155 14,370
Uber Technologies Inc
(1)
................ 1,035 62,431
UFP Industries Inc ................... 99 11,152
Union Pacific Corp ................... 307 70,008
United Airlines Holdings Inc
(1)
............ 191 18,546
United Parcel Service Inc ............... 381 48,044
United Rentals Inc ................... 41 28,882
Veralto Corp ....................... 182 18,537
Verisk Analytics Inc ................... 80 22,034
Vertiv Holdings Co ................... 192 21,813
Waste Management Inc ................ 214 43,183
Watsco Inc ........................ 32 15,164
WESCO International Inc ............... 54 9,772
Westinghouse Air Brake Technologies Corp ... 123 23,320
WillScot Holdings Corp
(1)
............... 180 6,021
Woodward Inc ...................... 58 9,652
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
WW Grainger Inc .................... 25 26,351
XPO Inc
(1)
......................... 75 9,836
Xylem Inc/NY ....................... 158 18,331
2,709,838
Information Technology — 16.7%
Accenture PLC ...................... 255 89,706
Adobe Inc
(1)
........................ 173 76,930
Advanced Energy Industries Inc .......... 350 40,471
Advanced Micro Devices Inc
(1)
........... 630 76,098
Amphenol Corp ..................... 656 45,559
Analog Devices Inc ................... 247 52,478
Apple Inc ......................... 5,200 1,302,184
Applied Materials Inc ................. 370 60,173
AppLovin Corp
(1)
..................... 99 32,059
Arista Networks Inc
(1)
................. 444 49,075
Atlassian Corp
(1)
..................... 76 18,497
Autodesk Inc
(1)
...................... 123 36,355
Broadcom Inc ...................... 1,639 379,986
Cadence Design Systems Inc
(1)
........... 126 37,858
Cisco Systems Inc ................... 1,542 91,286
Cloudflare Inc
(1)
..................... 187 20,136
Cognizant Technology Solutions Corp ....... 628 48,293
Crowdstrike Holdings Inc
(1)
.............. 99 33,874
Datadog Inc
(1)
...................... 164 23,434
Dell Technologies Inc ................. 143 16,479
Fair Isaac Corp
(1)
.................... 12 23,891
Fortinet Inc
(1)
....................... 283 26,738
HubSpot Inc
(1)
...................... 30 20,903
Intel Corp ......................... 1,715 34,386
International Business Machines Corp ...... 373 81,997
Intuit Inc .......................... 112 70,392
KLA Corp ......................... 64 40,328
Knowles Corp
(1)
..................... 2,519 50,204
Lam Research Corp .................. 645 46,588
Littelfuse Inc ....................... 179 42,181
Marvell Technology Inc ................ 369 40,756
Micron Technology Inc ................ 468 39,387
Microsoft Corp ...................... 2,655 1,119,083
MicroStrategy Inc
(1)
................... 61 17,667
MongoDB Inc
(1)
..................... 42 9,778
Monolithic Power Systems Inc ........... 28 16,568
Motorola Solutions Inc ................. 70 32,356
NVIDIA Corp ....................... 8,368 1,123,739
Oracle Corp ........................ 578 96,318
Palantir Technologies Inc
(1)
.............. 759 57,403
Palo Alto Networks Inc
(1)
............... 266 48,401

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
QUALCOMM Inc ..................... 449 68,975
Roper Technologies Inc ................ 85 44,187
Salesforce Inc ...................... 360 120,359
ServiceNow Inc
(1)
.................... 81 85,870
Snowflake Inc
(1)
..................... 150 23,162
Super Micro Computer Inc
(1)
............. 228 6,949
Synopsys Inc
(1)
...................... 78 37,858
Texas Instruments Inc ................. 357 66,941
Western Digital Corp
(1)
................. 361 21,526
Workday Inc
(1)
...................... 112 28,899
6,074,721
Materials — 1.9%
Air Products and Chemicals Inc .......... 117 33,935
Albemarle Corp ..................... 71 6,112
Alcoa Corp ........................ 158 5,969
Amcor PLC ........................ 813 7,650
Arcadium Lithium PLC
(1)
............... 616 3,160
ATI Inc
(1)
.......................... 82 4,513
Avery Dennison Corp ................. 57 10,666
Avient Corp ........................ 129 5,271
Axalta Coating Systems Ltd
(1)
............ 158 5,407
Ball Corp ......................... 185 10,199
Berry Global Group Inc ................ 96 6,208
Carpenter Technology Corp ............. 29 4,922
Celanese Corp ...................... 69 4,775
CF Industries Holdings Inc .............. 101 8,617
Chemours Co/The ................... 138 2,332
Cleveland-Cliffs Inc
(1)
................. 368 3,459
Coeur Mining Inc
(1)
................... 322 1,842
Commercial Metals Co ................ 98 4,861
Corteva Inc ........................ 383 21,816
CRH PLC .......................... 365 33,770
Crown Holdings Inc .................. 75 6,202
Dow Inc .......................... 406 16,293
DuPont de Nemours Inc ................ 251 19,139
Eagle Materials Inc ................... 26 6,416
Eastman Chemical Co ................. 90 8,219
Ecolab Inc ......................... 131 30,696
Element Solutions Inc ................. 188 4,781
FMC Corp ......................... 75 3,646
Freeport-McMoRan Inc ................ 787 29,969
Graphic Packaging Holding Co ........... 252 6,844
HB Fuller Co ....................... 111 7,490
Hecla Mining Co ..................... 483 2,372
International Flavors & Fragrances Inc ...... 140 11,837
International Paper Co ................. 188 10,118
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Knife River Corp
(1)
.................... 55 5,590
Linde PLC ......................... 249 104,249
Louisiana-Pacific Corp ................ 48 4,970
LyondellBasell Industries NV ............. 154 11,438
Martin Marietta Materials Inc ............ 36 18,594
Mosaic Co/The ..................... 226 5,555
Newmont Corp ..................... 620 23,076
Nucor Corp ........................ 135 15,756
Packaging Corp of America ............. 53 11,932
PPG Industries Inc ................... 145 17,320
PureCycle Technologies Inc
(1)
............ 82 840
Reliance Inc ....................... 35 9,424
Royal Gold Inc ...................... 44 5,801
RPM International Inc ................. 77 9,476
Sherwin-Williams Co/The .............. 124 42,151
Smurfit WestRock PLC ................ 289 15,566
Southern Copper Corp ................. 54 4,921
Steel Dynamics Inc ................... 90 10,266
United States Steel Corp ............... 132 4,487
Vulcan Materials Co .................. 77 19,807
690,725
Real Estate — 2.0%
Alexandria Real Estate Equities Inc ........ 104 10,145
American Homes 4 Rent ............... 193 7,222
American Tower Corp ................. 233 42,735
Americold Realty Trust Inc .............. 174 3,724
AvalonBay Communities Inc ............. 80 17,598
Brixmor Property Group Inc ............. 221 6,153
BXP Inc .......................... 97 7,213
Camden Property Trust ................ 63 7,311
CBRE Group Inc
(1)
.................... 167 21,925
Compass Inc
(1)
...................... 271 1,585
CoStar Group Inc
(1)
................... 225 16,108
Cousins Properties Inc ................ 181 5,546
Crown Castle Inc .................... 224 20,330
CubeSmart ........................ 151 6,470
Cushman & Wakefield PLC
(1)
............. 234 3,061
Digital Realty Trust Inc ................. 165 29,259
EastGroup Properties Inc ............... 38 6,099
Equinix Inc ........................ 48 45,259
Equity LifeStyle Properties Inc ........... 105 6,993
Equity Residential .................... 208 14,926
Essex Property Trust Inc ............... 36 10,276
Extra Space Storage Inc ............... 113 16,905
First Industrial Realty Trust Inc ........... 108 5,414
Gaming and Leisure Properties Inc ........ 149 7,176

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Healthcare Realty Trust Inc .............. 276 4,678
Healthpeak Properties Inc .............. 439 8,899
Host Hotels & Resorts Inc .............. 443 7,761
Invitation Homes Inc .................. 346 11,062
Iron Mountain Inc .................... 152 15,977
Jones Lang LaSalle Inc
(1)
............... 31 7,847
Kilroy Realty Corp .................... 112 4,530
Kimco Realty Corp ................... 418 9,794
Lamar Advertising Co ................. 52 6,331
LXP Industrial Trust ................... 652 5,294
Macerich Co/The .................... 173 3,446
Medical Properties Trust Inc ............. 391 1,544
Mid-America Apartment Communities Inc .... 63 9,738
Omega Healthcare Investors Inc .......... 150 5,678
One Liberty Properties Inc .............. 184 5,012
Paramount Group Inc ................. 797 3,937
Postal Realty Trust Inc ................. 605 7,895
Prologis Inc ........................ 472 49,890
Public Storage ...................... 82 24,554
Realty Income Corp .................. 445 23,767
Regency Centers Corp ................. 116 8,576
Rexford Industrial Realty Inc ............. 153 5,915
Ryman Hospitality Properties Inc .......... 41 4,278
SBA Communications Corp ............. 57 11,617
Simon Property Group Inc .............. 164 28,242
SL Green Realty Corp ................. 58 3,939
STAG Industrial Inc ................... 179 6,054
Sun Communities Inc ................. 69 8,485
Terreno Realty Corp .................. 87 5,145
UDR Inc .......................... 201 8,725
Ventas Inc ......................... 217 12,779
VICI Properties Inc ................... 564 16,474
Vornado Realty Trust .................. 111 4,666
Welltower Inc ...................... 304 38,313
Weyerhaeuser Co .................... 418 11,767
WP Carey Inc ....................... 139 7,573
Zillow Group Inc
(1)
.................... 111 8,220
727,835
Utilities — 1.7%
AES Corp/The ...................... 441 5,676
Alliant Energy Corp ................... 152 8,989
Ameren Corp ....................... 154 13,728
American Electric Power Co Inc .......... 265 24,441
American Water Works Co Inc ............ 111 13,818
Atmos Energy Corp ................... 98 13,648
Brookfield Renewable Corp ............. 115 3,181
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
CenterPoint Energy Inc ................ 355 11,264
CMS Energy Corp .................... 180 11,997
Consolidated Edison Inc ............... 185 16,508
Constellation Energy Corp .............. 157 35,122
Dominion Energy Inc .................. 429 23,106
DTE Energy Co ...................... 119 14,369
Duke Energy Corp ................... 385 41,480
Edison International .................. 206 16,447
Entergy Corp ....................... 220 16,680
Evergy Inc ......................... 162 9,971
Eversource Energy ................... 188 10,797
Exelon Corp ....................... 526 19,799
FirstEnergy Corp .................... 340 13,525
MDU Resources Group Inc .............. 175 3,153
New Jersey Resources Corp ............. 218 10,170
NextEra Energy Inc ................... 1,018 72,980
NRG Energy Inc ..................... 109 9,834
PG&E Corp ........................ 1,107 22,339
Pinnacle West Capital Corp ............. 80 6,782
PPL Corp ......................... 475 15,419
Public Service Enterprise Group Inc ........ 259 21,883
Sempra .......................... 325 28,509
Southern Co/The .................... 537 44,206
UGI Corp .......................... 131 3,698
Vistra Corp ........................ 176 24,265
WEC Energy Group Inc ................ 180 16,927
Xcel Energy Inc ..................... 278 18,771
York Water Co/The ................... 236 7,722
631,204
Total Common Stocks (United States)
(Cost $ 18,505,023 ) ................. 20,969,808
Preferred Stock (United States) — 0 .0%
Wells Fargo & Co .................... 1 0
Total Preferred Stock (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 4 .3%
U.S. Fixed Income — 4.3%
Baird Core Plus Bond Fund - Class I ....... 46,125 461,706
BrandywineGLOBAL High Yield Fund - Class IS 17,644 182,089
Dodge & Cox Income Fund - Class I ........ 20,094 248,766
Fidelity Advisor High Income Advantage Fund -
Class Z ......................... 16,612 182,900
Fidelity Total Bond Fund - Class Z ......... 46,638 437,929

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Sector Rotation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — continued
Frost Total Return Bond Fund - Class I ...... 5,956 57,659
1,571,049
Total Registered Investment Companies
(Cost $ 1,575,661 ) .................. 1,571,049
Money Market Registered Investment Companies — 36 .6%
Meeder Government Money Market Fund ,
4.35%
(2)
........................ 13,369,344 13,369,344
Total Money Market Registered Investment
Companies
(Cost $ 13,369,344 ) ................. 13,369,344
Total Investments — 98 .4%
(Cost $ 33,450,028 ) ................. 35,910,201
Other Assets less Liabilities — 1 .6% ....... 592,782
Total Net Assets — 100 .0% ............. 36,502,983
Trustee Deferred Compensation
(3)
Meeder Balanced Fund - Retail Class ....... 1,444 18,036
Meeder Conservative Allocation Fund - Retail
Class .......................... 379 8,732
Meeder Dynamic Allocation Fund - Retail Class 3,883 52,304
Meeder Muirfield Fund - Retail Class ....... 2,147 19,667
Total Trustee Deferred Compensation
(Cost $ 86,031 ) .................... 98,739
Sector Rotation Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
March 2025 ........ 71 3/21/25 8,049,625 (244,509)
Mini MSCI Emg Mkt Futures
- March 2025 ....... 19 3/21/25 1,020,110 (31,159)
S&P 500 Mini Futures March
2025 ............ 8 3/21/25 2,374,300 (87,739)
S&P Mid Cap Futures EMini
March 2025 ........ 7 3/21/25 2,202,690 (129,452)
Total Futures Contracts .. 105 13,646,725 (492,859)
(1) Represents non-income producing securities.
(2) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2024.
(3) Assets of affiliates to the Sector Rotation Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Tactical Income Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — 61 .0%
U.S. Fixed Income — 51.1%
BBH Limited Duration Fund - Class I ....... 949 9,897
BrandywineGLOBAL High Yield Fund - Class IS 1,487,843 15,354,542
Diamond Hill Short Duration Securitized Bond
Fund - Class Y .................... 1,278,021 12,741,873
Fidelity Advisor High Income Advantage Fund -
Class Z ......................... 1,244,636 13,703,446
Fidelity Total Bond Fund - Class Z ......... 109,445 1,027,688
PIMCO Low Duration Income Fund - Class I .. 1,189,391 9,538,916
52,376,362
International Fixed Income — 9.9%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 1,276,467 10,096,857
10,096,857
Total Registered Investment Companies
(Cost $ 61,928,021 ) ................. 62,473,219
Money Market Registered Investment Companies — 38 .6%
Meeder Government Money Market Fund ,
4.35%
(1)
........................ 39,548,665 39,548,665
Total Money Market Registered Investment
Companies
(Cost $ 39,548,665 ) ................. 39,548,665
Total Investments — 99 .6%
(Cost $ 101,476,686 ) ................ 102,021,884
Other Assets less Liabilities — 0 .4% ....... 374,761
Total Net Assets — 100 .0% ............. 102,396,645
Trustee Deferred Compensation
(2)
Meeder Balanced Fund - Retail Class ....... 1,687 21,071
Meeder Conservative Allocation Fund - Retail
Class .......................... 453 10,437
Meeder Dynamic Allocation Fund - Retail Class 4,410 59,403
Meeder Muirfield Fund - Retail Class ....... 2,709 24,814
Total Trustee Deferred Compensation
(Cost $ 104,433 ) ................... 115,725
(1) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2024.
(2) Assets of affiliates to the Tactical Income Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Government Money Market Fund
Security Description
Coupon/
Yield
Maturity/
Demand
Date
Principal
Amount ($)
or Shares
Fair
Value ($)
Repurchase Agreements — 27 .9%
Loop Capital (Collateralized
by $57,511,050 FHLMCs,
7.00%, due 6/1/54, fair value
$61,200,000) (proceeds
$60,014,733), purchase date
12/31/24 ............ 4 .42% 1/2/25 60,000,000 60,000,000
South Street S (Collateralized
by $76,485,403 various
FMACs and FNMAs,
4.00% - 6.00%, due
11/1/47 - 11/1/54, fair value
$76,699,845) (proceeds
$75,018,958), purchase date
12/31/24 ............ 4 .53% 1/2/25 75,000,000 75,000,000
South Street T (Collateralized
by $52,210,776 various
FMACs, FNMAs, and SBAs,
2.50% - 8.00%, due
8/25/28 - 8/1/54, fair value
$51,166,849)(proceeds
$50,012,583), purchase date
12/31/24 ............ 4 .55% 1/2/25 50,000,000 50,000,000
Total Repurchase Agreements
(Cost $ 185,000,000 ) .................. 185,000,000
U.S. Government Agencies — 25 .5%
Federal Farm Credit Banks
Funding Corp ......... 4 .77% 3/10/25 3,000,000 2,983,339
Federal Farm Credit Banks
Funding Corp ......... 4 .76% 3/21/25 250,000 247,689
Federal Farm Credit Banks
Funding Corp (Prime Rate -
3.035%) ............ 4 .48%
(1)
4/29/26 3,520,000 3,518,363
Federal Farm Credit Banks
Funding Corp (Prime Rate -
3.04%) ............. 4 .48%
(1)
5/21/26 3,019,000 3,017,319
Federal Farm Credit Banks
Funding Corp (Prime Rate -
3.06%) ............. 4 .47%
(1)
3/24/26 3,512,000 3,510,205
Federal Farm Credit Banks
Funding Corp (Prime Rate -
3.07%) ............. 4 .47%
(1)
1/29/26 5,389,000 5,386,303
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate +
0.01%) ............. 4 .26%
(1)
4/25/25 10,000,000 9,999,823
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate +
0.085%) ............ 4 .47%
(1)
12/29/25 816,000 815,864
Government Money Market Fund
Security Description
Coupon/
Yield
Maturity/
Demand
Date
Principal
Amount ($)
or Shares
Fair
Value ($)
U.S. Government Agencies — continued
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate +
0.095%) ............ 4 .45%
(1)
12/12/25 5,000,000 5,000,346
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate +
0.175%) ............ 4 .43%
(1)
7/14/25 5,000,000 5,000,511
Federal Home Loan Banks .. 4 .94% 6/6/25 5,000,000 4,993,070
Federal Home Loan Banks .. 4 .79% 3/21/25 4,000,000 3,963,484
Federal Home Loan Banks .. 4 .80% 1/22/25 2,020,000 2,015,510
Federal Home Loan Banks .. 4 .10% 6/13/25 3,625,000 3,567,268
Federal Home Loan Banks .. 5 .12% 4/14/25 855,000 844,204
Federal Home Loan Banks
(Secured Overnight
Financing Rate + 0.005%) 4 .37%
(1)
2/6/25 10,000,000 9,999,745
Federal Home Loan Banks
(Secured Overnight
Financing Rate + 0.015%) 4 .27%
(1)
5/12/25 10,000,000 10,000,000
Federal Home Loan Banks
(Secured Overnight
Financing Rate + 0.015%) 4 .30%
(1)
4/16/25 3,000,000 2,999,618
Federal Home Loan Banks
(Secured Overnight
Financing Rate + 0.02%) . 4 .38%
(1)
3/17/25 15,000,000 15,000,230
Federal Home Loan Banks
(Secured Overnight
Financing Rate + 0.025%) 4 .30%
(1)
4/15/25 3,000,000 2,999,708
Federal Home Loan Banks
(Secured Overnight
Financing Rate + 0.035%) 4 .30%
(1)
4/23/25 3,000,000 2,999,787
Federal Home Loan Banks
(Secured Overnight
Financing Rate + 0.09%) . 4 .45%
(1)
2/2/26 10,000,000 10,000,461
Federal Home Loan Banks
(Secured Overnight
Financing Rate + 0.14%) . 4 .51%
(1)
3/12/26 5,000,000 4,999,920
Federal Home Loan Banks
(Secured Overnight
Financing Rate + 0.14%) . 4 .40%
(1)
4/21/25 3,700,000 3,701,156
Federal Home Loan Banks
(Secured Overnight
Financing Rate + 0.20%) . 4 .56%
(1)
1/7/26 10,000,000 10,001,144
Federal Home Loan Discount 4 .37% 2/14/25 6,984,000 6,947,739
Federal Home Loan Mortgage
Corp (Secured Overnight
Financing Rate + 0.10%) . 4 .45%
(1)
2/9/26 10,000,000 10,002,096
Freddie Mac ........... 5 .22% 2/12/25 2,105,000 2,096,051
Freddie Mac ........... 4 .55% 1/7/25 5,000,000 4,996,213
Freddie Mac ........... 4 .23% 9/24/25 2,198,000 2,140,719

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
December 31, 2024
Government Money Market Fund
Security Description
Coupon/
Yield
Maturity/
Demand
Date
Principal
Amount ($)
or Shares
Fair
Value ($)
U.S. Government Agencies — continued
Freddie Mac ........... 4 .30% 1/21/25 15,000,000 14,964,250
Total U.S. Government Agencies
(Cost $ 168,712,135 ) .................. 168,712,135
U.S. Treasury Bills — 28 .8%
United States Treasury Bill .. 5 .14% 1/23/25 10,000,000 9,969,826
United States Treasury Bill .. 4 .38% 2/11/25 15,000,000 14,927,293
United States Treasury Bill .. 4 .38% 2/6/25 10,000,000 9,957,640
United States Treasury Bill .. 4 .26% 4/15/25 10,000,000 9,878,522
United States Treasury Bill .. 4 .36% 3/18/25 6,500,000 6,439,920
United States Treasury Bill .. 4 .58% 2/25/25 7,500,000 7,449,010
United States Treasury Bill .. 4 .48% 5/1/25 5,000,000 4,927,933
United States Treasury Bill .. 4 .27% 10/30/25 5,000,000 4,826,838
United States Treasury Bill .. 4 .67% 1/14/25 6,000,000 5,989,904
United States Treasury Bill .. 4 .75% 1/7/25 10,000,000 9,992,087
United States Treasury Bill .. 4 .35% 2/18/25 10,000,000 9,943,527
United States Treasury Bill .. 4 .26% 3/27/25 10,000,000 9,899,358
United States Treasury Bill .. 4 .50% 2/27/25 5,000,000 4,965,226
United States Treasury Bill .. 4 .24% 8/7/25 10,000,000 9,751,147
United States Treasury Bill .. 4 .60% 1/30/25 7,500,000 7,472,924
United States Treasury Bill .. 4 .53% 1/9/25 15,000,000 14,984,912
United States Treasury Bill .. 4 .88% 7/10/25 5,000,000 4,877,288
United States Treasury Bill .. 4 .51% 1/2/25 15,000,000 14,998,120
United States Treasury Bill .. 4 .77% 6/12/25 5,000,000 4,897,316
United States Treasury Bill .. 5 .01% 5/15/25 3,000,000 2,945,095
United States Treasury Bill .. 5 .12% 4/17/25 2,500,000 2,464,151
United States Treasury Bill .. 4 .12% 10/2/25 10,000,000 9,690,989
United States Treasury Bill .. 4 .22% 3/20/25 10,000,000 9,908,201
Total U.S. Treasury Bills
(Cost $ 191,157,227 ) .................. 191,157,227
U.S. Treasury Notes — 13 .5%
United States Treasury Floating
Rate Note (U.S. 3 Month
Treasury + 0.125%) .... 4 .47%
(1)
7/31/25 20,000,000 19,991,636
United States Treasury Floating
Rate Note (U.S. 3 Month
Treasury + 0.169%) .... 4 .45%
(1)
4/30/25 23,500,000 23,498,993
United States Treasury Floating
Rate Note (U.S. 3 Month
Treasury + 0.20%) ..... 4 .43%
(1)
1/31/25 23,500,000 23,500,251
United States Treasury Note/
Bond .............. 5 .28% 2/15/25 2,500,000 2,490,234
United States Treasury Note/
Bond .............. 5 .07% 5/31/25 5,000,000 4,902,080
United States Treasury Note/
Bond .............. 5 .30% 1/15/25 7,500,000 7,488,390
Government Money Market Fund
Security Description
Coupon/
Yield
Maturity/
Demand
Date
Principal
Amount ($)
or Shares
Fair
Value ($)
U.S. Treasury Notes — continued
United States Treasury Note/
Bond .............. 5 .19% 3/31/25 7,500,000 7,476,610
Total U.S. Treasury Notes
(Cost $ 89,348,194 ) ................... 89,348,194
Money Market Registered Investment Companies — 32 .3%
Goldman Sachs Financial Square Government
Fund
(2)
........................... 213,898,759
Total Money Market Registered Investment
Companies
(Cost $ 213,898,759 ) .................. 213,898,759
Total Investments — 128 .0%
(Cost $ 848,116,315 ) .................. 848,116,315
Liabilities less Other Assets — ( 28 .0% ) .......
Total Net Assets — 100 .0% ............... 662,515,037
Trustee Deferred Compensation
(3)
Meeder Balanced Fund - Retail Class ......... 135 1,686
Meeder Conservative Allocation Fund - Retail Class 40 922
Meeder Dynamic Allocation Fund - Retail Class .. 328 4,418
Meeder Muirfield Fund - Retail Class ......... 472 4,324
Total Trustee Deferred Compensation
(Cost $ 10,731 ) ...................... 11,350
(1) Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at December 31, 2024. The maturity date shown reflects the earlier of the next demand date or stated maturity date.
(2) 7-day yield as of December 31, 2024. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.
(3) Assets of affiliates to the Government Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred
Compensation Plan.

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Statements of Assets and Liabilities
December 31, 2024
Muirfield Fund Spectrum Fund
Assets
Investments, at fair value (1)(2) ............................................................. $ 645,427,067 $ 215,674,550
Repurchase agreements, at fair value (1) ...................................................... — —
Investments in affiliates, at fair value (1) ...................................................... 279,391,275 8,300,043
Trustee deferred compensation investments, at fair value ........................................... 515,983 94,185
Deposits at broker for futures contracts (3) ..................................................... 14,472,449 3,333,897
Cash held at broker for collateral on securities sold short ........................................... — 46,125,965
Receivable for securities sold .............................................................. 8,092,558 2,070,841
Receivable for capital stock issued .......................................................... 920,819 179,200
Interest and dividend receivable ............................................................ 1,225,331 161,673
Prepaid expenses/other assets ............................................................. 65,093 196,360
Total Assets .......................................................................... 950,110,575 276,136,714
Liabilities
Securities sold short at fair value (Proceeds Received $ 53,513,615 ) .................................... — 50,511,146
Due to custodian ...................................................................... — —
Payable for securities purchased ............................................................ 8,105,595 1,949,639
Payable for Trustee Deferred Compensation Plan ................................................. 515,983 94,185
Payable for capital stock redeemed ......................................................... 9,572,383 145,923
Dividends payable ..................................................................... — —
Dividend expense payable on short positions ................................................... — 166,698
Payable to investment adviser ............................................................. 482,315 134,109
Accrued distribution plan (12b-1) and shareholder service plan fees .................................... 104,514 20,243
Accrued transfer agent, fund accounting, CCO, and administration fees and expenses ........................ 117,878 44,226
Accrued trustee fees .................................................................... 6,195 1,509
Other accrued liabilities .................................................................. 56,173 38,285
Total Liabilities ........................................................................ 18,961,036 53,105,963
Net Assets .......................................................................... $ 931,149,539 $ 223,030,751
Net Assets
Capital ............................................................................. $ 816,530,352 $ 179,282,158
Distributable Earnings (Accumulated Deficit) .................................................... 114,619,187 43,748,593
Total Net Assets ....................................................................... $ 931,149,539 $ 223,030,751
Net Asset Value Per Share
Retail Class
Net Assets ....................................................................... $ 59,485,693 $ 1,972,890
Shares Outstanding ................................................................. 6,495,575 145,168
Net Asset Value, Offering and Redemption Price Per Share ....................................... $ 9 .16 $ 13 .59
Adviser Class
Net Assets ....................................................................... $ 115,594,100 $ 40,572,848
Shares Outstanding ................................................................. 12,422,507 2,949,421
Net Asset Value, Offering and Redemption Price Per Share ....................................... $ 9 .31 $ 13 .76
Institutional Class
Net Assets ....................................................................... $ 756,069,746 $ 180,485,013
Shares Outstanding ................................................................. 81,088,912 13,081,952
Net Asset Value, Offering and Redemption Price Per Share ....................................... $ 9 .32 $ 13 .80
Class E
Net Assets ....................................................................... $ —
Shares Outstanding ................................................................. —
Net Asset Value, Offering and Redemption Price Per Share $ —
Class F
Net Assets ....................................................................... $ —
Shares Outstanding ................................................................. —
Net Asset Value, Offering and Redemption Price Per Share $ —
(1) Investments and affiliated investments at cost (See Note #4) ....................................... $ 807,192,967 $ 183,686,010
(2) Fair value of securities loaned included in investments at fair value (See Note #2 Note #3, and Note #5) .......... $ — $ —
(3) Required margin held as collateral for futures contracts .......................................... $ 13,807,963 $ 2,656,390

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Global
Allocation Fund Balanced Fund
Moderate
Allocation Fund
Conservative
Allocation Fund
Dynamic
Allocation Fund
Sector Rotation
Fund
Tactical Income
Fund
Government
Money Market
Fund
$ 18,026,071 $ 335,004,337 $ 143,249,835 $ 117,492,545 $ 225,950,894 $ 22,540,857 $ 62,473,219 $ 663,116,315
— — — — — — — 185,000,000
18,266,021 68,141,858 34,622,014 26,346,433 135,208,531 13,369,344 39,548,665 —
159,380 321,836 72,419 128,008 349,876 98,739 115,725 11,350
767,398 2,448,138 1,099,559 611,395 5,718,724 559,346 — —
— — — — — — — —
140,409 2,918,901 855,324 400,003 2,626,879 — — —
61,584 372,863 95,384 84,784 387,960 28,601 71,561 —
82,667 700,648 432,750 436,891 618,852 67,983 397,488 1,696,938
30,673 48,852 34,601 32,797 38,652 25,436 27,728 25,685
37,534,203 409,957,433 180,461,886 145,532,856 370,900,368 36,690,306 102,634,386 849,850,288
— — — — — — — —
— — — — — — — 185,000,000
140,988 2,931,738 858,816 402,215 2,639,613 — — —
159,380 321,836 72,419 128,008 349,876 98,739 115,725 11,350
40,615 104,012 62,680 37,403 124,233 16,366 40,423 —
— — — — — — — 2,186,351
— — — — — — — —
23,486 229,692 90,416 60,685 193,277 23,224 23,983 —
4,305 41,813 14,976 14,378 33,671 8,112 7,424 —
11,966 77,593 37,594 31,436 70,680 11,880 20,053 86,926
329 2,677 1,215 990 2,474 326 708 235
26,552 43,392 34,269 34,522 40,360 28,676 29,425 50,389
407,621 3,752,753 1,172,385 709,637 3,454,184 187,323 237,741 187,335,251
$ 37,126,582 $ 406,204,680 $ 179,289,501 $ 144,823,219 $ 367,446,184 $ 36,502,983 $ 102,396,645 $ 662,515,037
$ 34,898,487 $ 364,202,081 $ 165,573,707 $ 139,448,604 $ 329,713,639 $ 33,773,589 $ 113,307,411 $ 662,396,724
2,228,095 42,002,599 13,715,794 5,374,615 37,732,545 2,729,394 (10,910,766) 118,313
$ 37,126,582 $ 406,204,680 $ 179,289,501 $ 144,823,219 $ 367,446,184 $ 36,502,983 $ 102,396,645 $ 662,515,037
$ 2,903,502 $ 9,035,577 $ 936,526 $ 6,203,565 $ 21,564,697 $ 12,181,935 $ 6,589,837 $ —
266,056 723,371 76,890 269,228 1,600,701 354,125 700,640 —
$ 10 .91 $ 12 .49 $ 12 .18 $ 23 .04 $ 13 .47 $ 34 .40 $ 9 .41 $ —
$ 307,878 $ 76,495,924 $ 33,598,254 $ 23,842,852 $ 29,448,299 $ 4,155,983 $ 12,747,141 $ —
27,941 6,056,337 2,744,835 1,022,415 2,156,242 119,475 1,354,880 —
$ 11 .02 $ 12 .63 $ 12 .24 $ 23 .32 $ 13 .66 $ 34 .79 $ 9 .41 $ —
$ 33,915,202 $ 320,673,179 $ 144,754,721 $ 114,776,802 $ 316,433,188 $ 20,165,065 $ 83,059,667 $ —
3,083,218 25,332,606 11,807,771 4,909,231 23,210,266 581,000 8,831,924 —
$ 11 .00 $ 12 .66 $ 12 .26 $ 23 .38 $ 13 .63 $ 34 .71 $ 9 .40 $ —
$ — $ — $ — $ — $ — $ — $ — $ 39,320,860
— — — — — — — 39,320,860
$ — $ — $ — $ — $ — $ — $ — $ 1 .0000
$ — $ — $ — $ — $ — $ — $ — $ 623,194,177
— — — — — — — 623,194,177
$ — $ — $ — $ — $ — $ — $ — $ 1 .0000
$ 33,393,374 $ 356,653,215 $ 163,466,655 $ 136,486,448 $ 321,935,172 $ 33,450,028 $ 101,476,686 $ 848,116,315
$ — $ — $ — $ — $ — $ — $ — $ —
$ 722,288 $ 2,340,293 $ 952,395 $ 489,046 $ 5,776,570 $ 532,822 $ — $ —

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Statements of Operations
For the Year Ended December 31, 2024
Muirfield Fund Spectrum Fund
Investment Income
Interest ............................................................................ $ — $ 1,532,143
Income from affiliates ................................................................... 12,119,022 975,406
Dividends .......................................................................... 7,821,252 2,889,562
Total Investment Income ................................................................. 19,940,274 5,397,111
Fund Expenses
Investment advisory fees ................................................................. 5,470,874 1,565,038
Transfer agent fees and expenses - Retail Class ................................................. 42,349 2,406
Transfer agent fees and expenses - Adviser Class ................................................ 95,751 49,741
Transfer agent fees and expenses - Institutional Class ............................................. 595,930 212,068
Transfer agent fees and expenses - Class E .................................................... — —
Transfer agent fees and expenses - Class F .................................................... — —
Fund accounting fees ................................................................... 123,598 58,113
Administration fees .................................................................... 519,794 178,902
Trustee fees ......................................................................... 34,820 8,444
Audit fees ........................................................................... 19,212 19,210
Legal fees ........................................................................... 12,949 12,950
Custody fees ......................................................................... 86,492 20,729
Printing expenses ...................................................................... 25,967 12,573
Distribution plan (12b-1) fees - Retail Class (1) ................................................... 99,883 4,807
Shareholder service plan fees - Retail Class .................................................... 52,243 3,846
Shareholder service plan fees - Adviser Class ................................................... 17,117 5,458
Shareholder service plan fees - Institutional Class ................................................ 676,605 153,685
Postage expenses ..................................................................... 34,957 16,367
Registration fees ...................................................................... 66,650 46,892
Insurance expenses .................................................................... 44,435 11,582
Chief Compliance Officer fees ............................................................. 9,300 9,300
Dividend expense on securities sold short ..................................................... — 707,722
Other expenses ....................................................................... 40,707 29,403
Total Expenses Before Reductions ........................................................... 8,069,633 3,129,236
Expenses voluntarily reimbursed/waived by investment adviser (See Note #5) ............................. — —
Expenses contractually reimbursed/waived by investment adviser (See Note #5) ............................ — —
Net Expenses ........................................................................ 8,069,633 3,129,236
Net Investment Income (Loss) ............................................................. 11,870,641 2,267,875
Realized and Unrealized Gain (Loss) from Investments – –
Net realized gains from unaffiliated investments ................................................. 71,750,774 14,237,337
Net realized gains (losses) from affiliated investments ............................................. 194,963 41,593
Net realized losses from closed short positions .................................................. — (8,224,274)
Net realized gains from futures contracts ...................................................... 31,380,485 7,137,127
Net Realized Gains from Investment Transactions, Futures Contracts, and Distributions of Long-term Realized Gains by
Other Investment Companies ............................................................ 103,326,222 13,191,783
Net change in unrealized appreciation (depreciation) of unaffiliated investments ............................ 37,137,532 22,258,360
Net change in unrealized appreciation (depreciation) of affiliated investments .............................. (175,421) (50,303)
Net change in unrealized appreciation (depreciation) of short positions .................................. — 3,002,469
Net change in unrealized appreciation (depreciation) of futures contracts ................................. (22,687,390) (5,372,923)
Net Change in Unrealized Appreciation (Depreciation) of Investment Transactions and Futures Contracts ............ 14,274,721 19,837,603
Net Realized and Unrealized Gain (Loss) from Investments .......................................... 117,600,943 33,029,386
Net Change in Net Assets Resulting from Operations .............................................. $ 129,471,584 $ 35,297,261
(1) Only the Retail Class of shares has adopted a Rule 12b-1 Plan. See #5 of the Notes to Financial Statements.

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Global
Allocation Fund Balanced Fund
Moderate
Allocation Fund
Conservative
Allocation Fund
Dynamic
Allocation Fund
Sector Rotation
Fund
Tactical Income
Fund
Government
Money Market
Fund
$ — $ — $ — $ — $ — $ 40 $ 15 $ 29,567,528
878,196 2,920,869 1,310,507 721,866 5,646,371 644,403 1,033,782 —
427,965 8,099,498 4,772,455 4,672,136 3,339,649 385,699 3,512,676 —
1,306,161 11,020,367 6,082,962 5,394,002 8,986,020 1,030,142 4,546,473 29,567,528
271,440 2,653,133 1,046,416 676,606 2,301,471 274,037 321,396 1,546,530
4,200 11,372 1,139 7,695 17,955 17,541 3,283 —
5,473 92,868 42,593 29,508 35,677 5,832 9,633 —
40,790 381,456 175,813 134,501 359,454 27,525 59,274 —
— — — — — — — 158,945
— — — — — — — 266,094
36,238 76,219 54,440 50,532 70,358 36,308 44,552 92,861
36,192 323,751 149,522 118,257 276,863 36,538 74,254 426,261
1,710 15,766 7,192 5,740 13,907 1,706 3,696 936
19,214 19,194 17,751 17,751 19,214 19,214 17,579 15,965
12,949 12,950 12,950 12,950 12,950 12,950 12,949 14,233
3,716 39,316 17,543 13,764 33,684 3,662 8,404 42,834
1,033 16,744 8,182 8,908 15,166 2,351 3,859 4
7,535 22,940 2,264 15,167 36,196 25,190 9,113 —
5,395 13,050 1,399 6,242 14,064 4,967 3,995 —
265 9,842 3,964 5,107 4,640 675 2,053 —
8,687 282,506 124,594 93,690 240,864 9,596 52,789 —
1,402 22,640 11,409 11,913 20,405 4,186 5,511 2,218
46,380 53,464 48,007 48,234 56,282 48,502 47,170 8,669
1,958 21,572 9,614 7,356 16,528 2,070 4,040 31,440
9,300 9,300 9,300 9,300 9,300 9,300 9,300 9,300
— — — — — — — —
25,996 32,915 28,771 27,918 30,504 26,050 26,495 94,067
539,873 4,110,998 1,772,863 1,301,139 3,585,482 568,200 719,345 2,710,357
— — — — (200,000) — (88,562) (961,530)
— — — — — — — (585,000)
539,873 4,110,998 1,772,863 1,301,139 3,385,482 568,200 630,783 1,163,827
766,288 6,909,369 4,310,099 4,092,863 5,600,538 461,942 3,915,690 28,403,701
– – – – – – – –
989,246 29,545,745 8,208,119 3,591,143 23,822,940 4,095,820 2,314,926 2,126
11,208 47,654 21,391 14,140 52,594 7,597 1,445 —
— — — — — — — —
1,947,211 5,488,712 2,899,783 1,303,720 12,049,598 1,682,940 — —
2,947,665 35,082,111 11,129,293 4,909,003 35,925,132 5,786,357 2,316,371 2,126
830,568 6,860,642 2,075,768 597,491 9,939,260 (1,040,540) (1,136,013) (119,605)
(10,226) (48,572) (21,861) (14,579) (40,735) (7,006) (6,603) —
— — — — — — — —
(1,380,035) (4,817,200) (1,892,936) (918,338) (9,386,813) (911,493) — —
(559,693) 1,994,870 160,971 (335,426) 511,712 (1,959,039) (1,142,616) (119,605)
2,387,972 37,076,981 11,290,264 4,573,577 36,436,844 3,827,318 1,173,755 (117,479)
$ 3,154,260 $ 43,986,350 $ 15,600,363 $ 8,666,440 $ 42,037,382 $ 4,289,260 $ 5,089,445 $ 28,286,222

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Statements of Changes in Net Assets
For the Years Ended December 31,
Muirfield Fund
2024 2023
Operations
Net investment income (loss) .............................................................. $ 11,870,641 $ 12,558,225
Net realized gains (losses) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies ....................................................... 103,326,222 48,724,709
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts ............. 14,274,721 28,170,783
Net change in net assets resulting from operations ............................................... 129,471,584 89,453,717
Distributions to Shareholders
Retail Class ........................................................................ (8,689,560) (1,205,639)
Adviser Class ....................................................................... (17,128,039) (3,157,387)
Institutional Class .................................................................... (110,467,013) (17,709,992)
Change in net assets resulting from distributions ................................................. (136,284,612) (22,073,018)
Capital Transactions:
Issued ............................................................................. 237,596,638 174,493,246
Reinvested .......................................................................... 135,919,568 21,969,316
Redeemed .......................................................................... (184,018,220) (151,455,846)
Net change in net assets resulting from capital transactions ......................................... 189,497,986 45,006,716
Total Change in Net Assets ................................................................ 182,684,958 112,387,415
Net Assets - Beginning of Year ............................................................. 748,464,581 636,077,166
Net Assets - End of Year ................................................................. $ 931,149,539 $ 748,464,581
Share Transactions:
Issued ............................................................................. 23,095,599 19,897,337
Reinvested .......................................................................... 13,924,125 2,430,047
Redeemed .......................................................................... (18,182,376) (17,251,613)
Net change in shares ................................................................... 18,837,348 5,075,771

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Spectrum Fund Global Allocation Fund Balanced Fund Moderate Allocation Fund
2024 2023 2024 2023 2024 2023 2024 2023
$ 2,267,875 $ 3,400,146 $ 766,288 $ 679,569 $ 6,909,369 $ 7,346,247 $ 4,310,099 $ 4,448,806
13,191,783 17,894,261 2,947,665 2,675,613 35,082,111 17,312,404 11,129,293 2,873,586
19,837,603 3,230,554 (559,693) 1,398,831 1,994,870 16,813,099 160,971 10,011,240
35,297,261 24,524,961 3,154,260 4,754,013 43,986,350 41,471,750 15,600,363 17,333,632
(166,365) (143,420) (368,308) (45,751) (1,132,239) (120,544) (55,642) (22,551)
(3,633,950) (2,994,063) (392,024) (83,531) (9,734,512) (1,413,683) (2,264,615) (890,185)
(15,492,271) (12,687,685) (3,867,549) (548,265) (40,165,781) (5,759,540) (9,416,344) (3,515,203)
(19,292,586) (15,825,168) (4,627,881) (677,547) (51,032,532) (7,293,767) (11,736,601) (4,427,939)
34,637,852 24,602,506 11,158,994 6,063,691 76,111,934 54,784,178 31,542,455 22,471,031
19,292,520 15,823,894 4,627,876 677,451 51,025,136 7,283,027 11,724,091 4,418,359
(38,295,177) (41,893,797) (10,298,558) (9,367,236) (78,257,457) (77,587,419) (33,865,063) (32,292,987)
15,635,195 (1,467,397) 5,488,312 (2,626,094) 48,879,613 (15,520,214) 9,401,483 (5,403,597)
31,639,870 7,232,396 4,014,691 1,450,372 41,833,431 18,657,769 13,265,245 7,502,096
191,390,881 184,158,485 33,111,891 31,661,518 364,371,249 345,713,480 166,024,256 158,522,168
$ 223,030,751 $ 191,390,881 $ 37,126,582 $ 33,111,890 $ 406,204,680 $ 364,371,249 $ 179,289,501 $ 166,024,260
2,458,084 1,941,171 943,751 567,612 5,537,613 4,544,169 2,498,467 1,984,834
1,347,930 1,252,424 400,677 61,622 3,866,630 590,633 926,812 384,616
(2,735,320) (3,300,768) (873,605) (875,138) (5,715,979) (6,429,085) (2,695,366) (2,849,736)
1,070,694 (107,173) 470,823 (245,904) 3,688,264 (1,294,283) 729,913 (480,286)

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Statements of Changes in Net Assets
For the Years Ended December 31,
Conservative Allocation Fund
2024 2023
Operations
Net investment income (loss) .............................................................. $ 4,092,863 $ 3,862,459
Net realized gains (losses) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies ....................................................... 4,909,003 (1,504,124)
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts ............. (335,426) 9,276,072
Net change in net assets resulting from operations ............................................... 8,666,440 11,634,407
Distributions to Shareholders
Retail Class ........................................................................ (165,820) (158,729)
Adviser Class ....................................................................... (712,255) (681,745)
Institutional Class .................................................................... (3,180,257) (2,991,746)
Class E ........................................................................... – –
Class F ........................................................................... – –
Change in net assets resulting from distributions ................................................. (4,058,332) (3,832,220)
Capital Transactions:
Issued ............................................................................. 38,548,712 26,767,993
Reinvested .......................................................................... 4,055,447 3,826,126
Redeemed .......................................................................... (30,706,512) (30,485,167)
Net change in net assets resulting from capital transactions ......................................... 11,897,647 108,952
Total Change in Net Assets ................................................................ 16,505,755 7,911,139
Net Assets - Beginning of Year ............................................................. 128,317,464 120,406,323
Net Assets - End of Year ................................................................. $ 144,823,219 $ 128,317,462
Share Transactions:
Issued ............................................................................. 1,653,281 1,239,400
Reinvested .......................................................................... 173,072 175,640
Redeemed .......................................................................... (1,323,096) (1,415,831)
Net change in shares ................................................................... 503,257 (791)

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Dynamic Allocation Fund Sector Rotation Fund Tactical Income Fund Government Money Market Fund
2024 2023 2024 2023 2024 2023 2024 2023
$ 5,600,538 $ 3,444,368 $ 461,942 $ 472,796 $ 3,915,690 $ 2,722,534 $ 28,403,701 $ 33,483,599
35,925,132 26,238,057 5,786,357 2,872,529 2,316,371 (867,969) 2,126 7,501
511,712 16,149,773 (1,959,039) 1,167,788 (1,142,616) 3,063,972 (119,605) 247,127
42,037,382 45,832,198 4,289,260 4,513,113 5,089,445 4,918,537 28,286,222 33,738,227
(2,845,009) (109,810) (2,146,249) (156,043) (170,942) (86,407) – –
(4,064,098) (362,615) (740,265) (56,129) (523,233) (393,163) – –
(43,081,099) (2,954,145) (3,488,778) (247,905) (3,194,991) (2,242,155) – –
– – – – – – (19,065,465) (33,483,600)
– – – – – – (9,228,686) –
(49,990,206) (3,426,570) (6,375,292) (460,077) (3,889,166) (2,721,725) (28,294,151) (33,483,600)
119,853,201 69,012,333 4,778,730 4,220,236 46,667,021 16,044,423 1,252,579,609 879,526,395
49,908,184 3,413,268 6,319,095 445,218 3,886,436 2,718,207 2,024,925 2,089,602
(70,586,526) (53,623,273) (7,548,207) (5,846,392) (19,458,039) (18,185,104) (1,229,832,279) (937,202,461)
99,174,859 18,802,328 3,549,618 (1,180,938) 31,095,418 577,526 24,772,255 (55,586,464)
91,222,035 61,207,956 1,463,586 2,872,098 32,295,697 2,774,338 24,764,326 (55,331,837)
276,224,149 215,016,195 35,039,397 32,167,299 70,100,948 67,326,611 637,750,711 693,082,546
$ 367,446,184 $ 276,224,151 $ 36,502,983 $ 35,039,397 $ 102,396,645 $ 70,100,948 $ 662,515,037 $ 637,750,709
7,989,624 5,498,590 123,738 125,067 4,963,177 1,783,172 1,252,705,139 879,463,522
3,492,561 260,063 174,934 12,731 416,148 302,411 2,024,709 2,089,371
(4,703,899) (4,287,105) (193,563) (171,257) (2,086,524) (2,024,943) (1,229,750,912) (937,133,579)
6,778,286 1,471,548 105,109 (33,459) 3,292,801 60,640 24,978,936 (55,580,686)

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Years Ended December 31,
[?]
See footnotes on pages 54 and 55 .
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Muirfield Fund - Retail Class (4)(5)(6)(7)
2024 ........ $ 9.09 0.12 1.47 1.59 (0.11) (1.41) 0.00 (1.52)
2023 ........ $ 8.24 0.14 0.97 1.11 (0.14) (0.12) 0.00 (0.26)
2022 ........ $ 9.53 0.03 (1.09) (1.06) (0.06) (0.17) 0.00 (0.23)
2021 ........ $ 8.20 (0.01) 1.66 1.65 (0.07) (0.25) 0.00 (0.32)
2020 ........ $ 7.91 0.03 0.31 0.34 (0.05) 0.00 0.00 (0.05)
Muirfield Fund - Adviser Class (4)(5)(6)(7)
2024 ........ $ 9.22 0.15 1.49 1.64 (0.14) (1.41) 0.00 (1.55)
2023 ........ $ 8.36 0.17 0.98 1.15 (0.17) (0.12) 0.00 (0.29)
2022 ........ $ 9.63 0.06 (1.10) (1.04) (0.06) (0.17) 0.00 (0.23)
2021 ........ $ 8.26 0.03 1.67 1.70 (0.08) (0.25) 0.00 (0.33)
2020 ........ $ 7.97 0.05 0.31 0.36 (0.07) 0.00 0.00 (0.07)
Muirfield Fund - Institutional Class (4)(5)(6)(7)
2024 ........ $ 9.23 0.14 1.49 1.63 (0.13) (1.41) 0.00 (1.54)
2023 ........ $ 8.37 0.16 0.98 1.14 (0.16) (0.12) 0.00 (0.28)
2022 ........ $ 9.65 0.06 (1.11) (1.05) (0.06) (0.17) 0.00 (0.23)
2021 ........ $ 8.28 0.03 1.66 1.69 (0.07) (0.25) 0.00 (0.32)
2020 ........ $ 7.99 0.05 0.31 0.36 (0.07) 0.00 0.00 (0.07)
Spectrum Fund - Retail Class (4)(5)(6)(7)
2024 (9) ...... $ 12.51 0.10 2.21 2.31 (0.10) (1.13) 0.00 (1.23)
2023 ........ $ 11.95 0.18 1.43 1.61 (0.17) (0.88) 0.00 (1.05)
2022 ........ $ 13.88 0.01 (1.61) (1.60) (0.09) (0.24) 0.00 (0.33)
2021 ........ $ 12.15 (0.06) 2.56 2.50 (0.03) (0.74) 0.00 (0.77)
2020 ........ $ 12.19 0.00 (0.03) (0.03) (0.01) 0.00 0.00 (0.01)
Spectrum Fund - Adviser Class (4)(5)(6)(7)
2024 (9) ...... $ 12.64 0.16 2.25 2.41 (0.16) (1.13) 0.00 (1.29)
2023 ........ $ 12.08 0.24 1.44 1.68 (0.24) (0.88) 0.00 (1.12)
2022 ........ $ 13.96 0.07 (1.62) (1.55) (0.09) (0.24) 0.00 (0.33)
2021 ........ $ 12.17 0.02 2.54 2.56 (0.03) (0.74) 0.00 (0.77)
2020 ........ $ 12.27 0.03 (0.02) 0.01 (0.11) 0.00 0.00 (0.11)
Spectrum Fund - Institutional Class (4)(5)(6)(7)
2024 (9) ...... $ 12.68 0.15 2.25 2.40 (0.15) (1.13) 0.00 (1.28)
2023 ........ $ 12.11 0.23 1.45 1.68 (0.23) (0.88) 0.00 (1.11)
2022 ........ $ 14.01 0.06 (1.62) (1.56) (0.10) (0.24) 0.00 (0.34)
2021 ........ $ 12.22 0.01 2.55 2.56 (0.03) (0.74) 0.00 (0.77)
2020 ........ $ 12.31 0.04 (0.02) 0.02 (0.11) 0.00 0.00 (0.11)

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 9.16 16.90% $ 59,486 1.16% 1.14% 1.14% 312%
$ 9.09 13.55% $ 42,667 1.60% 1.18% 1.18% 316%
$ 8.24 (11.19%) $ 38,206 0.37% 1.20% 1.20% 267%
$ 9.53 20.20% $ 43,353 (0.06)% 1.21% 1.21% 197%
$ 8.20 4.36% $ 134,240 0.35% 1.28% 1.28% 225%
$ 9.31 17.28% $ 115,594 1.45% 0.85% 0.85% 312%
$ 9.22 13.84% $ 102,117 1.91% 0.87% 0.87% 316%
$ 8.36 (10.85%) $ 94,282 0.71% 0.87% 0.87% 267%
$ 9.63 20.61% $ 104,300 0.33% 0.90% 0.90% 197%
$ 8.26 4.67% $ 48,953 0.64% 0.98% 0.98% 225%
$ 9.32 17.13% $ 756,070 1.37% 0.93% 0.93% 312%
$ 9.23 13.70% $ 603,681 1.84% 0.94% 0.95% 316%
$ 8.37 (10.93%) $ 503,589 0.63% 0.94% 0.95% 267%
$ 9.65 20.55% $ 572,819 0.27% 0.94% 0.95% 197%
$ 8.28 4.66% $ 390,632 0.73% 0.88% 0.97% 225%
$ 13.59 18.21% $ 1,973 0.70% 1.85% 1.85% 260%
$ 12.51 13.66% $ 1,789 1.43% 1.53% 1.53% 334%
$ 11.95 (11.52%) $ 1,715 0.08% 1.52% 1.52% 289%
$ 13.88 20.58% $ 2,526 (0.43)% 1.49% 1.49% 200%
$ 12.15 (0.23%) $ 36,604 (0.04)% 1.73% 1.73% 182%
$ 13.76 18.82% $ 40,573 1.14% 1.41% 1.41% 260%
$ 12.64 14.07% $ 36,059 1.88% 1.08% 1.08% 334%
$ 12.08 (11.08%) $ 33,536 0.56% 1.08% 1.08% 289%
$ 13.96 21.07% $ 38,190 0.11% 1.09% 1.09% 200%
$ 12.17 0.18% $ 12,475 0.32% 1.36% 1.36% 182%
$ 13.80 18.66% $ 180,485 1.06% 1.49% 1.49% 260%
$ 12.68 14.06% $ 153,543 1.80% 1.16% 1.16% 334%
$ 12.11 (11.19%) $ 148,907 0.49% 1.15% 1.15% 289%
$ 14.01 20.98% $ 170,388 0.05% 1.13% 1.13% 200%
$ 12.22 0.25% $ 136,200 0.33% 1.32% 1.33% 182%

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Years Ended December 31,
[?]
See footnotes on pages 54 and 55 .
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Global Allocation Fund - Retail Class (4)(5)(6)(7)
2024 ........ $ 11.32 0.21 0.86 1.07 (0.21) (1.27) 0.00 (1.48)
2023 ........ $ 9.98 0.19 1.34 1.53 (0.19) 0.00 0.00 (0.19)
2022 ........ $ 11.55 (0.02) (1.47) (1.49) (0.03) (0.05) 0.00 (0.08)
2021 ........ $ 11.40 (0.08) 1.52 1.44 0.00 (1.29) 0.00 (1.29)
2020 ........ $ 11.32 (0.02) 0.35 0.33 0.00 (0.25) 0.00 (0.25)
Global Allocation Fund - Adviser Class (4)(5)(6)(7)
2024 ........ $ 11.42 0.27 0.85 1.12 (0.25) (1.27) 0.00 (1.52)
2023 ........ $ 10.08 0.23 1.35 1.58 (0.24) 0.00 0.00 (0.24)
2022 ........ $ 11.61 0.03 (1.48) (1.45) (0.03) (0.05) 0.00 (0.08)
2021 ........ $ 11.42 (0.02) 1.50 1.48 0.00 (1.29) 0.00 (1.29)
2020 ........ $ 11.35 0.01 0.37 0.38 (0.06) (0.25) 0.00 (0.31)
Global Allocation Fund - Institutional Class (4)(5)(6)(7)
2024 ........ $ 11.40 0.26 0.86 1.12 (0.25) (1.27) 0.00 (1.52)
2023 ........ $ 10.05 0.23 1.36 1.59 (0.24) 0.00 0.00 (0.24)
2022 ........ $ 11.58 0.03 (1.48) (1.45) (0.03) (0.05) 0.00 (0.08)
2021 ........ $ 11.38 (0.02) 1.51 1.49 0.00 (1.29) 0.00 (1.29)
2020 ........ $ 11.36 0.02 0.35 0.37 (0.10) (0.25) 0.00 (0.35)
Balanced Fund - Retail Class (4)(5)(6)(7)
2024 ........ $ 12.68 0.20 1.34 1.54 (0.19) (1.54) 0.00 (1.73)
2023 ........ $ 11.50 0.21 1.17 1.38 (0.20) 0.00 0.00 (0.20)
2022 ........ $ 13.42 0.06 (1.55) (1.49) (0.23) (0.20) 0.00 (0.43)
2021 ........ $ 12.82 (0.01) 1.71 1.70 (0.16) (0.94) 0.00 (1.10)
2020 ........ $ 12.26 0.08 0.56 0.64 (0.08) 0.00 0.00 (0.08)
Balanced Fund - Adviser Class (4)(5)(6)(7)
2024 ........ $ 12.80 0.25 1.37 1.62 (0.25) (1.54) 0.00 (1.79)
2023 ........ $ 11.62 0.26 1.18 1.44 (0.26) 0.00 0.00 (0.26)
2022 ........ $ 13.53 0.11 (1.57) (1.46) (0.25) (0.20) 0.00 (0.45)
2021 ........ $ 12.92 0.11 1.66 1.77 (0.22) (0.94) 0.00 (1.16)
2020 ........ $ 12.35 0.13 0.56 0.69 (0.12) 0.00 0.00 (0.12)
Balanced Fund - Institutional Class (4)(5)(6)(7)
2024 ........ $ 12.83 0.24 1.36 1.60 (0.23) (1.54) 0.00 (1.77)
2023 ........ $ 11.64 0.25 1.20 1.45 (0.26) 0.00 0.00 (0.26)
2022 ........ $ 13.56 0.11 (1.58) (1.47) (0.25) (0.20) 0.00 (0.45)
2021 ........ $ 12.94 0.10 1.67 1.77 (0.21) (0.94) 0.00 (1.15)
2020 ........ $ 12.36 0.14 0.55 0.69 (0.11) 0.00 0.00 (0.11)

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 10.91 9.02% $ 2,904 1.75% 1.86% 1.86% 214%
$ 11.32 15.37% $ 2,880 1.79% 1.89% 1.89% 262%
$ 9.98 (12.94%) $ 2,399 (0.18)% 1.81% 1.81% 243%
$ 11.55 12.58% $ 3,567 (0.63)% 1.72% 1.72% 173%
$ 11.40 2.96% $ 9,001 (0.25)% 1.74% 1.74% 179%
$ 11.02 9.42% $ 308 2.17% 1.44% 1.44% 214%
$ 11.42 15.82% $ 3,838 2.15% 1.47% 1.47% 262%
$ 10.08 (12.52%) $ 4,088 0.28% 1.37% 1.37% 243%
$ 11.61 12.90% $ 5,099 (0.14)% 1.31% 1.31% 173%
$ 11.42 3.42% $ 1,740 0.09% 1.40% 1.40% 179%
$ 11.00 9.44% $ 33,915 2.15% 1.46% 1.46% 214%
$ 11.40 15.87% $ 26,394 2.17% 1.49% 1.49% 262%
$ 10.05 (12.56%) $ 25,175 0.25% 1.37% 1.37% 243%
$ 11.58 13.05% $ 36,590 (0.16)% 1.30% 1.30% 173%
$ 11.38 3.43% $ 34,841 0.17% 1.31% 1.31% 179%
$ 12.49 11.80% $ 9,036 1.45% 1.35% 1.35% 247%
$ 12.68 12.08% $ 7,742 1.73% 1.37% 1.37% 273%
$ 11.50 (11.09%) $ 6,117 0.48% 1.39% 1.39% 365%
$ 13.42 13.23% $ 7,086 (0.09)% 1.36% 1.36% 205%
$ 12.82 5.27% $ 75,449 0.65% 1.41% 1.41% 189%
$ 12.63 12.27% $ 76,496 1.83% 0.98% 0.98% 247%
$ 12.80 12.48% $ 69,697 2.13% 0.98% 0.98% 273%
$ 11.62 (10.77%) $ 65,668 0.89% 0.97% 0.97% 365%
$ 13.53 13.71% $ 71,034 0.78% 0.97% 0.97% 205%
$ 12.92 5.66% $ 18,699 1.03% 1.04% 1.04% 189%
$ 12.66 12.15% $ 320,673 1.75% 1.06% 1.06% 247%
$ 12.83 12.53% $ 286,932 2.10% 1.00% 1.05% 273%
$ 11.64 (10.80%) $ 273,928 0.86% 1.00% 1.05% 365%
$ 13.56 13.71% $ 309,130 0.69% 1.00% 1.02% 205%
$ 12.94 5.71% $ 302,350 1.09% 0.98% 1.03% 189%

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Years Ended December 31,
[?]
See footnotes on pages 54 and 55 .
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Moderate Allocation Fund - Retail Class (4)(5)(6)(7)
2024 ........ $ 11.87 0.27 0.84 1.11 (0.26) (0.54) 0.00 (0.80)
2023 ........ $ 10.97 0.27 0.91 1.18 (0.28) 0.00 0.00 (0.28)
2022 ........ $ 12.64 0.08 (1.43) (1.35) (0.24) (0.08) 0.00 (0.32)
2021 ........ $ 12.37 (0.02) 1.10 1.08 (0.05) (0.76) 0.00 (0.81)
2020 ........ $ 11.85 0.13 0.52 0.65 (0.13) 0.00 0.00 (0.13)
Moderate Allocation Fund - Adviser Class (4)(5)(6)(7)
2024 ........ $ 11.93 0.32 0.85 1.17 (0.32) (0.54) 0.00 (0.86)
2023 ........ $ 11.01 0.32 0.92 1.24 (0.32) 0.00 0.00 (0.32)
2022 ........ $ 12.66 0.14 (1.45) (1.31) (0.26) (0.08) 0.00 (0.34)
2021 ........ $ 12.39 0.16 0.97 1.13 (0.10) (0.76) 0.00 (0.86)
2020 ........ $ 11.86 0.17 0.53 0.70 (0.17) 0.00 0.00 (0.17)
Moderate Allocation Fund - Institutional Class (4)(5)(6)(7)
2024 ........ $ 11.95 0.31 0.84 1.15 (0.30) (0.54) 0.00 (0.84)
2023 ........ $ 11.03 0.31 0.93 1.24 (0.32) 0.00 0.00 (0.32)
2022 ........ $ 12.68 0.13 (1.44) (1.31) (0.26) (0.08) 0.00 (0.34)
2021 ........ $ 12.42 0.14 0.98 1.12 (0.10) (0.76) 0.00 (0.86)
2020 ........ $ 11.89 0.17 0.53 0.70 (0.17) 0.00 0.00 (0.17)
Conservative Allocation Fund - Retail Class (4)(5)(6)(7)
2024 ........ $ 22.22 0.63 0.82 1.45 (0.63) 0.00 0.00 (0.63)
2023 ........ $ 20.85 0.62 1.37 1.99 (0.62) 0.00 0.00 (0.62)
2022 ........ $ 23.64 0.22 (2.64) (2.42) (0.25) (0.12) 0.00 (0.37)
2021 ........ $ 23.91 0.22 0.89 1.11 (0.24) (1.14) 0.00 (1.38)
2020 ........ $ 22.85 0.37 1.04 1.41 (0.35) 0.00 0.00 (0.35)
Conservative Allocation Fund - Adviser Class (4)(5)(6)(7)
2024 ........ $ 22.49 0.72 0.82 1.54 (0.71) 0.00 0.00 (0.71)
2023 ........ $ 21.11 0.71 1.38 2.09 (0.71) 0.00 0.00 (0.71)
2022 ........ $ 23.91 0.31 (2.69) (2.38) (0.30) (0.12) 0.00 (0.42)
2021 ........ $ 24.21 0.41 0.81 1.22 (0.38) (1.14) 0.00 (1.52)
2020 ........ $ 23.13 0.46 1.06 1.52 (0.44) 0.00 0.00 (0.44)
Conservative Allocation Fund - Institutional Class (4)(5)(6)(7)
2024 ........ $ 22.55 0.71 0.81 1.52 (0.69) 0.00 0.00 (0.69)
2023 ........ $ 21.15 0.69 1.40 2.09 (0.69) 0.00 0.00 (0.69)
2022 ........ $ 23.96 0.29 (2.69) (2.40) (0.29) (0.12) 0.00 (0.41)
2021 ........ $ 24.26 0.38 0.81 1.19 (0.35) (1.14) 0.00 (1.49)
2020 ........ $ 23.18 0.46 1.06 1.52 (0.44) 0.00 0.00 (0.44)

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 12.18 9.24% $ 937 2.14% 1.34% 1.34% 199%
$ 11.87 10.92% $ 932 2.42% 1.37% 1.37% 246%
$ 10.97 (10.75%) $ 1,033 0.73% 1.36% 1.36% 446%
$ 12.64 8.74% $ 1,190 (0.22)% 1.34% 1.34% 211%
$ 12.37 5.55% $ 30,930 1.00% 1.38% 1.38% 160%
$ 12.24 9.66% $ 33,598 2.53% 0.95% 0.95% 199%
$ 11.93 11.43% $ 32,881 2.85% 0.94% 0.94% 246%
$ 11.01 (10.39%) $ 30,879 1.18% 0.94% 0.94% 446%
$ 12.66 9.15% $ 29,781 1.13% 0.94% 0.94% 211%
$ 12.39 6.04% $ 9,823 1.39% 1.00% 1.00% 160%
$ 12.26 9.53% $ 144,755 2.46% 1.03% 1.03% 199%
$ 11.95 11.36% $ 132,211 2.77% 1.02% 1.02% 246%
$ 11.03 (10.39%) $ 126,610 1.09% 1.00% 1.00% 446%
$ 12.68 9.05% $ 142,788 1.01% 0.99% 0.99% 211%
$ 12.42 6.02% $ 135,512 1.40% 0.99% 0.99% 160%
$ 23.04 6.53% $ 6,204 2.76% 1.23% 1.23% 166%
$ 22.22 9.67% $ 5,675 2.92% 1.24% 1.24% 277%
$ 20.85 (10.24%) $ 5,328 1.01% 1.21% 1.21% 543%
$ 23.64 4.64% $ 6,879 0.78% 1.22% 1.23% 210%
$ 23.91 6.28% $ 29,034 1.46% 1.28% 1.28% 139%
$ 23.32 6.88% $ 23,843 3.09% 0.89% 0.89% 166%
$ 22.49 10.06% $ 22,207 3.28% 0.88% 0.88% 277%
$ 21.11 (9.94%) $ 21,189 1.40% 0.87% 0.87% 543%
$ 23.91 5.04% $ 22,283 1.56% 0.87% 0.88% 210%
$ 24.21 6.69% $ 7,082 1.85% 0.92% 0.92% 139%
$ 23.38 6.78% $ 114,777 3.02% 0.96% 0.96% 166%
$ 22.55 10.03% $ 100,435 3.21% 0.96% 0.96% 277%
$ 21.15 (10.00%) $ 93,889 1.33% 0.94% 0.94% 543%
$ 23.96 4.94% $ 105,307 1.42% 0.92% 0.93% 210%
$ 24.26 6.68% $ 105,403 1.87% 0.92% 0.92% 139%

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Years Ended December 31,
[?]
See footnotes on pages 54 and 55 .
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Dynamic Allocation Fund - Retail Class (4)(5)(6)(7)
2024 ........ $ 13.53 0.21 1.77 1.98 (0.18) (1.86) 0.00 (2.04)
2023 ........ $ 11.36 0.14 2.17 2.31 (0.14) 0.00 0.00 (0.14)
2022 ........ $ 13.93 0.03 (2.18) (2.15) (0.06) (0.36) 0.00 (0.42)
2021 ........ $ 13.39 (0.03) 2.65 2.62 (0.08) (2.00) 0.00 (2.08)
2020 ........ $ 11.87 0.03 1.79 1.82 (0.03) (0.27) 0.00 (0.30)
Dynamic Allocation Fund - Adviser Class (4)(5)(6)(7)
2024 ........ $ 13.71 0.26 1.81 2.07 (0.26) (1.86) 0.00 (2.12)
2023 ........ $ 11.52 0.19 2.19 2.38 (0.19) 0.00 0.00 (0.19)
2022 ........ $ 14.07 0.07 (2.20) (2.13) (0.06) (0.36) 0.00 (0.42)
2021 ........ $ 13.46 0.04 2.65 2.69 (0.08) (2.00) 0.00 (2.08)
2020 ........ $ 11.91 0.07 1.81 1.88 (0.06) (0.27) 0.00 (0.33)
Dynamic Allocation Fund - Institutional Class (4)(5)(6)(7)
2024 ........ $ 13.69 0.25 1.79 2.04 (0.24) (1.86) 0.00 (2.10)
2023 ........ $ 11.49 0.18 2.19 2.37 (0.17) 0.00 0.00 (0.17)
2022 ........ $ 14.04 0.06 (2.19) (2.13) (0.06) (0.36) 0.00 (0.42)
2021 ........ $ 13.45 0.03 2.64 2.67 (0.08) (2.00) 0.00 (2.08)
2020 ........ $ 11.90 0.08 1.80 1.88 (0.06) (0.27) 0.00 (0.33)
Sector Rotation Fund - Retail Class (4)(5)(6)(7)
2024 (10) ..... $ 36.73 0.44 4.26 4.70 (0.44) (6.59) 0.00 (7.03)
2023 ........ $ 32.58 0.44 4.14 4.58 (0.43) 0.00 0.00 (0.43)
2022 ........ $ 38.89 0.05 (5.47) (5.42) (0.89) 0.00 0.00 (0.89)
2021 ........ $ 35.64 (0.02) 9.77 9.75 (0.02) (6.48) 0.00 (6.50)
2020 ........ $ 37.91 0.20 (2.28) (2.08) (0.19) 0.00 0.00 (0.19)
Sector Rotation Fund - Adviser Class (4)(5)(6)(7)
2024 (10) ..... $ 37.07 0.53 4.30 4.83 (0.52) (6.59) 0.00 (7.11)
2023 ........ $ 32.88 0.53 4.18 4.71 (0.52) 0.00 0.00 (0.52)
2022 ........ $ 39.15 0.13 (5.51) (5.38) (0.89) 0.00 0.00 (0.89)
2021 ........ $ 35.75 0.13 9.77 9.90 (0.02) (6.48) 0.00 (6.50)
2020 ........ $ 38.01 0.23 (2.28) (2.05) (0.21) 0.00 0.00 (0.21)
Sector Rotation Fund - Institutional Class (4)(5)(6)(7)
2024 (10) ..... $ 36.99 0.52 4.29 4.81 (0.50) (6.59) 0.00 (7.09)
2023 ........ $ 32.80 0.51 4.18 4.69 (0.50) 0.00 0.00 (0.50)
2022 ........ $ 39.07 0.12 (5.50) (5.38) (0.89) 0.00 0.00 (0.89)
2021 ........ $ 35.70 0.09 9.78 9.87 (0.02) (6.48) 0.00 (6.50)
2020 ........ $ 38.01 0.26 (2.31) (2.05) (0.26) 0.00 0.00 (0.26)

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 13.47 14.16% $ 21,565 1.42% 1.27% 1.33% 304%
$ 13.53 20.34% $ 11,135 1.15% 1.31% 1.39% 279%
$ 11.36 (15.53%) $ 7,767 0.22% 1.32% 1.41% 295%
$ 13.93 19.54% $ 9,850 (0.21)% 1.34% 1.43% 213%
$ 13.39 15.37% $ 37,392 0.27% 1.41% 1.51% 236%
$ 13.66 14.60% $ 29,448 1.75% 0.94% 1.00% 304%
$ 13.71 20.72% $ 26,252 1.48% 0.96% 1.04% 279%
$ 11.52 (15.23%) $ 23,048 0.57% 0.96% 1.05% 295%
$ 14.07 20.02% $ 28,129 0.25% 0.98% 1.07% 213%
$ 13.46 15.85% $ 13,322 0.61% 1.06% 1.16% 236%
$ 13.63 14.41% $ 316,433 1.68% 1.01% 1.07% 304%
$ 13.69 20.74% $ 238,838 1.44% 1.01% 1.09% 279%
$ 11.49 (15.26%) $ 184,201 0.53% 1.02% 1.11% 295%
$ 14.04 19.88% $ 199,753 0.21% 1.00% 1.09% 213%
$ 13.45 15.94% $ 148,566 0.67% 1.01% 1.11% 236%
$ 34.40 12.20% $ 12,182 1.13% 1.68% 1.68% 283%
$ 36.73 14.15% $ 12,956 1.30% 1.70% 1.70% 38%
$ 32.58 (13.75%) $ 12,477 0.15% 1.60% 1.60% 56%
$ 38.89 27.34% $ 16,406 (0.05)% 1.60% 1.60% 64%
$ 35.64 (5.36%) $ 18,352 0.65% 1.53% 1.53% 88%
$ 34.79 12.47% $ 4,156 1.36% 1.46% 1.46% 283%
$ 37.07 14.42% $ 3,950 1.55% 1.46% 1.46% 38%
$ 32.88 (13.55%) $ 3,646 0.36% 1.38% 1.38% 56%
$ 39.15 27.68% $ 4,575 0.31% 1.33% 1.33% 64%
$ 35.75 (5.25%) $ 986 0.77% 1.41% 1.41% 88%
$ 34.71 12.42% $ 20,165 1.33% 1.49% 1.49% 283%
$ 36.99 14.40% $ 18,133 1.51% 1.50% 1.50% 38%
$ 32.80 (13.58%) $ 16,045 0.34% 1.40% 1.40% 56%
$ 39.07 27.63% $ 21,046 0.20% 1.36% 1.36% 64%
$ 35.70 (5.22%) $ 20,756 0.85% 1.37% 1.37% 88%

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Years Ended December 31,
PageReference
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Tactical Income Fund - Retail Class (4)(5)(6)(7)
2024 ........ $ 9.22 0.43 0.17 0.60 (0.41) 0.00 0.00 (0.41)
2023 ........ $ 8.93 0.33 0.29 0.62 (0.33) 0.00 0.00 (0.33)
2022 ........ $ 9.63 0.12 (0.70) (0.58) (0.12) 0.00 0.00 (0.12)
2021 ........ $ 9.98 0.13 (0.33) (0.20) (0.15) 0.00 0.00 (0.15)
2020 ........ $ 9.46 0.21 0.49 0.70 (0.18) 0.00 0.00 (0.18)
Tactical Income Fund - Adviser Class (4)(5)(6)(7)
2024 ........ $ 9.23 0.46 0.17 0.63 (0.45) 0.00 0.00 (0.45)
2023 ........ $ 8.94 0.36 0.30 0.66 (0.37) 0.00 0.00 (0.37)
2022 ........ $ 9.64 0.16 (0.70) (0.54) (0.16) 0.00 0.00 (0.16)
2021 ........ $ 9.99 0.21 (0.37) (0.16) (0.19) 0.00 0.00 (0.19)
2020 ........ $ 9.47 0.25 0.49 0.74 (0.22) 0.00 0.00 (0.22)
Tactical Income Fund - Institutional Class (4)(5)(6)(7)
2024 ........ $ 9.23 0.45 0.16 0.61 (0.44) 0.00 0.00 (0.44)
2023 ........ $ 8.94 0.36 0.29 0.65 (0.36) 0.00 0.00 (0.36)
2022 ........ $ 9.64 0.15 (0.70) (0.55) (0.15) 0.00 0.00 (0.15)
2021 ........ $ 9.99 0.20 (0.36) (0.16) (0.19) 0.00 0.00 (0.19)
2020 ........ $ 9.47 0.24 0.50 0.74 (0.22) 0.00 0.00 (0.22)
Government Money Market Fund - Class E (4)(5)(6)(7)
2024 ........ $ 1.0003 $ 0.0511 $ (0.0003) $ 0.0508 $ (0.0511) $ 0.0000 $ 0.0000 $ (0.0511)
2023 ........ $ 1.0000 $ 0.0508 $ 0.0005 $ 0.0513 $ (0.0510) $ 0.0000 $ 0.0000 $ (0.0510)
2022 ........ $ 1.0001 $ 0.0167 $ (0.0008) $ 0.0159 $ (0.0160) $ 0.0000 $ 0.0000 $ (0.0160)
2021 ........ $ 1.0003 $ 0.0005 $ 0.0003 $ 0.0008 $ (0.0010) $ 0.0000 $ 0.0000 $ (0.0010)
2020 ........ $ 1.0000 $ 0.0058 $ (0.0005) $ 0.0053 $ (0.0050) $ 0.0000 $ 0.0000 $ (0.0050)
Government Money Market Fund - Class F (4)(5)(6)(7)
2024 (8) ...... $ 1.0000 $ 0.0154 $ 0.0000 $ 0.0154 $ (0.0154) $ 0.0000 $ 0.0000 $ (0.0154)
(1) Except for the Money Market Fund, net investment income per share is based on average shares outstanding during the period.
(2) Ratio of expenses to average net assets after fee reductions reflects contractual or voluntary waivers and reimbursements of expenses by the investment adviser and transfer agent.
(3) Ratio of expenses to average net assets before fee reductions reflects the total expenses before reductions reported in the statements of operations.
(4) Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.
(5) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the
Fund invests.

2024 Annual Report | December 31, 2024

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 9.41 6.64% $ 6,590 4.72% 1.06% 1.17% 222%
$ 9.22 7.10% $ 2,476 3.67% 1.12% 1.23% 262%
$ 8.93 (5.99%) $ 2,247 1.27% 1.11% 1.22% 514%
$ 9.63 (2.01%) $ 2,721 1.10% 1.14% 1.25% 250%
$ 9.98 7.46% $ 12,231 1.87% 1.15% 1.26% 69%
$ 9.41 6.95% $ 12,747 4.93% 0.72% 0.83% 222%
$ 9.23 7.54% $ 9,359 4.06% 0.73% 0.84% 262%
$ 8.94 (5.65%) $ 10,625 1.77% 0.71% 0.82% 514%
$ 9.64 (1.60%) $ 8,982 1.98% 0.75% 0.86% 250%
$ 9.99 7.86% $ 5,463 2.28% 0.79% 0.90% 69%
$ 9.40 6.76% $ 83,060 4.87% 0.78% 0.89% 222%
$ 9.23 7.44% $ 58,266 3.99% 0.80% 0.91% 262%
$ 8.94 (5.70%) $ 54,455 1.65% 0.78% 0.89% 514%
$ 9.64 (1.62%) $ 57,638 1.90% 0.79% 0.90% 250%
$ 9.99 7.86% $ 50,410 2.25% 0.77% 0.88% 69%
$ 1.0000 5.22% $ 39,321 5.29% 0.21% 0.49% N/A
$ 1.0003 5.20% $ 637,751 5.08% 0.19% 0.46% N/A
$ 1.0000 1.63% $ 693,083 1.67% 0.17% 0.45% N/A
$ 1.0001 0.03% $ 626,993 0.05% 0.11% 0.50% N/A
$ 1.0003 0.57% $ 336,445 0.57% 0.15% 0.52% N/A
$ 1.0000 1.54% $ 623,194 4.64% 0.20% 0.47% N/A
(6) Total return and portfolio turnover rate are not annualized for periods of less than one full year.
(7) Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions are annualized for periods of less than one full year.
(8) Commenced operations on September 1, 2024.
(9) Excluding dividend expense on short sales, the Ratio of Expenses to Average Net Assets After Fee Reductions are 1.52%, 1.08%, and 1.16% for Spectrum Retail
Class, Adviser Class, and Institutional Class, respectively. The interest income from collateral held at the broker for shorts impact to gross income for all share classes of Spectrum was 0.72%, while the dividend expense impact to net expenses was 0.33%, thus benefiting shareholders by 0.39%.
(10) The increase in portfolio turnover is due to the strategy change described in Note 1 of the Footnotes to Financial Statements.

2024 Annual Report | December 31, 2024

Notes to Financial Statements
December 31, 2024
1. Organization
Meeder Funds (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended
(the 1940 Act), as a diversified, open-end management investment company. The Trust offers ten separate series, all of which are included in this report: Muirfield Fund (Muirfield), Spectrum Fund (Spectrum), Global Allocation Fund (Global), Balanced Fund (Balanced), Moderate Allocation Fund
(Moderate), Conservative Allocation Fund (Conservative), Dynamic Allocation Fund (Dynamic), Sector Allocation Fund (f.k.a. Quantex Fund)(Sector
Rotation), Tactical Income Fund (Income), and Government Money Market Fund (f.k.a. Institutional Prime Money Market Fund)(Money Market)(the
Funds).
Each Fund, except the Government Money Market Fund, offers three classes of shares: Retail Class, Adviser Class, and Institutional Class. The
Government Money Market Fund currently offers two classes of shares: Class E and Class F. The share classes differ with respect to distribution fees, service fees, and other expenses allocated to each class. Eligibility to purchase Adviser and Institutional Class shares is generally limited to customers of financial intermediaries that enter into special arrangements with the Funds or who meet certain initial investment minimums. Class
E shares are available for purchase by individuals, companies, institutions and pooled investment vehicles directly through the Fund’s designated transfer agent and are offered with a 12b-1 Shareholder Distribution Fee, but without a Shareholder Services Fee. Class F shares are only available for purchase by other funds within the Meeder Funds family and are offered without a 12b-1 Shareholder Distribution Fee or Shareholder Services
Fee.
Effective April 1, 2024, Quantex Fund changed its name to Sector Rotation Fund and changed its principal investment strategy from one focused on investments in mid-capitalization companies to one focused on rotation of fund assets between and among investments in securities market sectors considered most promising.
Effective September 1, 2024, Institutional Prime Money Market Fund changed its name to the Government Money Market Fund and changed its principal investment strategy to one in which at least 99.5% of the Fund's assets are invested in cash, securities issued by the U.S. government and its agencies and instrumentalities and repurchase agreements that are collateralized fully by securities issued by the U.S. government and its agencies and instrumentalities or cash. As a result of this strategy change, the Fund added a new class of shares (Class F) available for purchase by other funds within the Meeder Funds family. On the conversion date, a total of 538,552,020 shares were transferred into the new share class.
For more information regarding the Funds’ objectives, strategies, and differences in share classes, please refer to the Funds’ prospectus.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The Trust is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services Companies. Each
Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity.  The objective and strategy of each Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the Statements of
Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds.  Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and resources are not allocated to a Fund based on performance measurements.  Due to the significance of oversight and their role, the investment advisor is deemed to be the Chief Operating Decision Maker. The following summarizes the significant accounting policies of the Trust and the Funds:
Securities valuation. All investments in securities are recorded at their estimated fair value, as described in Note #3.
Repurchase agreements. Each Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the fair value of collateral, including accrued interest, of at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.
Short sales. Spectrum may enter into short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including ETFs. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert, or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover

2024 Annual Report | December 31, 2024

its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs will be borne by the Fund and are reflected in the Statements of Operations.
Futures & options. Each Fund, except Money Market, may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the Fund, or which it intends to purchase. The futures and options contracts are adjusted by the daily exchange rate of the underlying currency, or index, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statements of Assets and Liabilities and the Statements of Operations until the contract settlement date, at which time amounts are reflected as realized gains and losses in the Statements of Operations.
To the extent that a Fund enters into futures contracts on an index or group of securities, the Fund exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the fair value of the index. Upon entering into a futures contract, the
Fund is required to deposit an initial margin, which is either cash or securities (disclosed as pledged as collateral on the Schedules of Investments)
in an amount equal to a certain percentage of the contract value. Subsequently, margin movements, which are equal to changes in the daily price or last sale price on the exchanges where futures contracts trade, are recorded as unrealized gains or losses until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Except for Money Market, it is normal practice for each Fund to invest in futures contracts on a daily basis. The Funds, except for Income and Money Market, typically utilize equity index futures contracts to equitize cash positions or adjust targeted stock market exposure. Except for Money Market, the fixed income portion of any Fund can utilize Treasury futures contracts in order to adjust duration.
Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Fund to the loss of the premium paid if the Fund does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are fair valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in fair value are recorded as unrealized appreciation or depreciation until closed, exercised or expired. For the year ended December 31,
2024 , there were no call or put options transacted for any of the Funds.
The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Fund records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Fund records realized gains for the entire amount of premiums received. Although permitted, it is currently not normal practice for the Funds to write call and put options and none were written during the year ended December 31, 2024 .

2024 Annual Report | December 31, 2024

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statements of Assets and Liabilities as of
December 31, 2024 was as follows:
Amount of Deposits at Broker and Unrealized Appreciation (Depreciation) on Derivatives
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2024 and related activity was as follows:
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Change in Unrealized Gain or (Loss) on Derivatives Recognized in Income
05
Type of
Derivative/
Risk Statements of Assets & Liabilities Location
Fair Value of
Deposits at
Broker for Futures
Contracts
Value of
Unrealized
Appreciation
(Depreciation)
Muirfield ............. Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
$ 14,472,449 $ (12,078,903)
Spectrum ............ Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
3,333,897 (2,378,789)
Global .............. Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
767,398 (645,534)
Balanced ............ Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
2,448,138 (2,204,684)
Moderate ............ Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
1,099,559 (873,321)
Conservative .......... Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
611,395 (440,401)
Dynamic ............. Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
5,718,724 (5,162,317)
Sector Rotation ........ Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
559,346 (492,859)
Type of
Derivative/
Risk
Net Long
Contracts as of
December 31,
2023
Long and
Short
Contracts
Opened
During the
Period
Long and
Short
Contracts
Closed/
Expired
During the
Period
Net Long
Contracts as of
December 31,
2024
Statement of Operations
Location
For the
Year Ended
December 31,
2024
Muirfield ............. Equity
Contracts
1,957 11,930 11,545 2,342 Net realized gains (losses)
from futures contracts
$ 31,380,485
Spectrum ............ Equity
Contracts
527 3,219 3,237 509 Net realized gains (losses)
from futures contracts
7,137,127
Global .............. Equity
Contracts
159 786 777 168 Net realized gains (losses)
from futures contracts
1,947,211
Balanced ............ Equity
Contracts
519 3,765 3,709 575 Net realized gains (losses)
from futures contracts
5,488,712
Moderate ............ Equity
Contracts
194 1,142 1,141 195 Net realized gains (losses)
from futures contracts
2,899,783
Conservative .......... Equity
Contracts
94 558 555 97 Net realized gains (losses)
from futures contracts
1,303,720
Dynamic ............. Equity
Contracts
880 5,720 5,415 1,185 Net realized gains (losses)
from futures contracts
12,049,598
Sector Rotation ........ Equity
Contracts
58 595 548 105 Net realized gains (losses)
from futures contracts
1,682,940

2024 Annual Report | December 31, 2024

Federal income taxes. It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2021 through December 31, 2024 ) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the year ended December 31, 2024 , the Funds did not incur any material interest or penalties.
Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. Muirfield, Spectrum, Global, Balanced, Moderate,
Conservative, Dynamic, and Sector declare and pay dividends from net investment income, if any, on a quarterly basis. Income declares and pays dividends from net investment income on a monthly basis. Money Market declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. Each Fund distributes net capital gains, if any, on an annual basis.
Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from GAAP. Permanent differences relate to redemptions treated as distributions for tax purposes (i.e. equalization). Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences have been reclassified within the components of net assets based on their ultimate characterization for federal income tax purposes. For the year ended December 31,
2024 , the Funds made the following reclassifications to increase/(decrease) the components of net assets:
Investment income & expenses allocation. For all Funds, income and expenses (other than expenses attributable to a specific class) are allocated to each class of shares based on its relative net assets. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the
Trust are allocated to the Funds based on each Fund’s relative net assets or other appropriate basis.
Capital Share Transactions. All Funds are authorized to issue an unlimited number of shares. Transactions in the capital shares of the Funds for the year ended December 31, 2024 and the year ended December 31, 2023 were as follows:
Type of
Derivative/ Risk Statement of Operations Location
For the Year Ended
December 31, 2024
Muirfield ............. Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts $ (22,687,390)
Spectrum ............ Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts (5,372,923)
Global .............. Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts (1,380,035)
Balanced ............ Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts (4,817,200)
Moderate ............ Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts (1,892,936)
Conservative .......... Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts (918,338)
Dynamic ............. Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts (9,386,813)
Sector Rotation ........ Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts (911,493)
Capital
Distributable Earnings
(Accumulated Deficit)
Muirfield ................................................................. $ 7,750,508 $ (7,750,508)
Spectrum ................................................................ 1,185,256 (1,185,256)
Global .................................................................. 211,982 (211,982)
Balanced ................................................................ 2,986,839 (2,986,839)
Moderate ................................................................ 871,808 (871,808)
Dynamic ................................................................. 3,327,521 (3,327,521)
Sector Rotation ............................................................ 659,380 (659,380)
Issued Reinvested
Share Class Amount Shares Amount Shares
For the Year Ended December 31, 2024
Muirfield - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 24,423,597 2,344,653 $ 8,447,419 881,374
Muirfield - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14,544,121 1,419,648 17,128,046 1,754,382
Muirfield - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 198,628,920 19,331,298 110,344,103 11,288,369
Spectrum - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 298,041 21,694 166,365 11,804
Spectrum - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4,513,835 321,051 3,633,943 254,445
Spectrum - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29,825,975 2,115,339 15,492,212 1,081,681
Global - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 404,333 33,612 368,304 32,189

2024 Annual Report | December 31, 2024

Issued Reinvested
Share Class Amount Shares Amount Shares
Global - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 485,931 39,564 $ 392,023 33,672
Global - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10,268,729 870,575 3,867,549 334,816
Balanced - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,025,899 155,504 1,129,229 86,783
Balanced - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9,923,156 723,029 9,734,421 738,538
Balanced - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 64,162,879 4,659,080 40,161,486 3,041,309
Moderate - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 376,271 30,265 54,245 4,316
Moderate - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3,921,895 311,545 2,264,584 179,244
Moderate - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27,244,288 2,156,657 9,405,262 743,252
Conservative - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,325,561 58,030 165,792 7,171
Conservative - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3,605,036 155,188 712,225 30,433
Conservative - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33,618,113 1,440,063 3,177,430 135,468
Dynamic - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13,603,754 881,354 2,762,982 196,291
Dynamic - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4,537,074 305,248 4,064,105 283,533
Dynamic - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 101,712,372 6,803,022 43,081,097 3,012,737
Sector Rotation - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 176,747 4,542 2,090,050 58,254
Sector Rotation - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 648,646 16,991 740,266 20,384
Sector Rotation - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . 3,953,337 102,205 3,488,779 96,296
Income - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4,367,586 462,039 170,549 18,213
Income - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5,120,981 547,380 523,233 56,009
Income - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37,178,453 3,953,758 3,192,654 341,926
Money Market - Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 444,317,201 444,442,731 2,024,925 2,024,709
Money Market - Class F . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 808,262,408 808,262,408 N/A N/A
For the Year Ended December 31, 2023
Muirfield - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6,260,913 723,203 1,145,792 128,512
Muirfield - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8,445,825 967,481 3,156,217 349,064
Muirfield - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 159,786,508 18,206,653 17,667,307 1,952,471
Spectrum - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 533,752 42,415 143,420 11,513
Spectrum - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,476,972 195,518 2,993,790 237,348
Spectrum - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21,591,782 1,703,238 12,686,684 1,003,563
Global - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 400,717 37,382 45,746 4,186
Global - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 278,425 25,690 83,611 7,597
Global - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5,384,549 504,540 548,094 49,839
Balanced - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,621,690 136,523 119,996 9,833
Balanced - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6,893,820 573,672 1,412,658 114,687
Balanced - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 46,268,668 3,833,974 5,750,373 466,113
Moderate - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 305,775 26,964 21,761 1,907
Moderate - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,869,840 254,261 889,846 77,457
Moderate - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19,295,416 1,703,609 3,506,752 305,252
Conservative - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 519,210 24,434 158,648 7,378
Conservative - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3,979,481 184,320 681,434 31,308
Conservative - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22,269,302 1,030,646 2,986,044 136,954
Dynamic - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,759,014 224,363 96,800 7,431
Dynamic - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,066,877 163,257 362,568 27,668
Dynamic - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 64,186,442 5,110,970 2,953,900 224,964
Sector Rotation - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 182,690 5,376 141,273 4,066
Sector Rotation - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 426,888 12,676 56,056 1,597
Sector Rotation - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . 3,610,658 107,015 247,889 7,068
Income - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 255,186 28,295 86,071 9,586
Income - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 607,231 67,548 393,077 43,704
Income - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15,182,006 1,687,329 2,239,059 249,121
Money Market - Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 879,526,395 879,463,522 2,089,602 2,089,371
Money Market - Class F . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A N/A N/A N/A

2024 Annual Report | December 31, 2024

Redeemed Net Increase (Decrease)
Share Class Amount Shares Amount Shares
For the Year Ended December 31, 2024
Muirfield - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ (14,290,777) (1,426,620) $ 18,580,239 1,799,407
Muirfield - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (18,557,739) (1,830,767) 13,114,428 1,343,263
Muirfield - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (151,169,704) (14,924,989) 157,803,319 15,694,678
Spectrum - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (434,384) (31,365) 30,022 2,133
Spectrum - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6,688,896) (477,719) 1,458,882 97,777
Spectrum - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (31,171,897) (2,226,236) 14,146,290 970,784
Global - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (638,436) (54,136) 134,201 11,665
Global - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4,421,595) (381,257) (3,543,641) (308,021)
Global - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (5,238,527) (438,212) 8,897,751 767,179
Balanced - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,758,894) (129,592) 1,396,234 112,695
Balanced - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (11,598,053) (849,169) 8,059,524 612,398
Balanced - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (64,900,510) (4,737,218) 39,423,855 2,963,171
Moderate - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (449,175) (36,186) (18,659) (1,605)
Moderate - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6,301,536) (501,318) (115,057) (10,529)
Moderate - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (27,114,352) (2,157,862) 9,535,198 742,047
Conservative - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,184,289) (51,328) 307,064 13,873
Conservative - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3,492,690) (150,645) 824,571 34,976
Conservative - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . (26,029,533) (1,121,123) 10,766,010 454,408
Dynamic - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4,488,742) (299,935) 11,877,994 777,710
Dynamic - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (5,167,425) (346,983) 3,433,754 241,798
Dynamic - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (60,930,359) (4,056,981) 83,863,110 5,758,778
Sector Rotation - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (2,347,984) (61,426) (81,187) 1,370
Sector Rotation - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (941,711) (24,443) 447,201 12,932
Sector Rotation - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . (4,258,512) (107,694) 3,183,604 90,807
Income - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (449,072) (47,982) 4,089,063 432,270
Income - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (2,441,700) (261,971) 3,202,514 341,418
Income - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (16,567,267) (1,776,571) 23,803,840 2,519,113
Money Market - Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,044,764,054) (1,044,682,687) (598,421,928) (598,215,247)
Money Market - Class F . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (185,068,225) (185,068,225) 623,194,183 623,194,183
For the Year Ended December 31, 2023
Muirfield - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6,865,499) (791,884) 541,206 59,831
Muirfield - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (13,270,548) (1,517,650) (1,668,506) (201,105)
Muirfield - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (131,319,799) (14,942,079) 46,134,016 5,217,045
Spectrum - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (684,014) (54,364) (6,842) (436)
Spectrum - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4,512,426) (357,067) 958,336 75,799
Spectrum - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (36,697,357) (2,889,337) (2,418,892) (182,536)
Global - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (293,358) (27,612) 153,105 13,956
Global - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,105,214) (103,099) (743,178) (69,812)
Global - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (7,968,664) (744,427) (2,036,021) (190,048)
Balanced - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (811,824) (67,723) 929,862 78,633
Balanced - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (10,812,861) (897,190) (2,506,383) (208,831)
Balanced - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (65,962,734) (5,464,172) (13,943,692) (1,164,085)
Moderate - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (503,245) (44,592) (175,709) (15,721)
Moderate - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4,305,869) (380,618) (546,183) (48,900)
Moderate - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (27,483,873) (2,424,526) (4,681,708) (415,665)
Conservative - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (678,119) (32,024) (261) (212)
Conservative - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4,989,313) (232,087) (328,398) (16,459)
Conservative - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . (24,817,735) (1,151,720) 437,611 15,878
Dynamic - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,149,999) (92,664) 1,705,815 139,130
Dynamic - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3,468,054) (277,878) (1,038,609) (86,953)
Dynamic - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (49,005,220) (3,916,563) 18,135,123 1,419,371
Sector Rotation - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,335,284) (39,639) (1,011,321) (30,197)
Sector Rotation - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (628,731) (18,623) (145,787) (4,350)

2024 Annual Report | December 31, 2024

Offsetting Assets & Liabilities. The Funds are party to enforceable master netting arrangements between counter parties, such as the securities lending agreement, which provides for the right of offset under certain circumstances, such as the event of default. The securities lending transactions have an overnight and continuous contractual maturity. Risks arise from the possible inability of counterparties to meet the terms of their contracts.
The table below reflects the offsetting assets and liabilities relating to securities lending, futures contracts, and repurchase agreements shown on the Statements of Assets and Liabilities at December 31, 2024 .
Other. The Funds record security transactions on the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income and dividend expenses are recognized on the ex-dividend date and interest income (including amortization of premium and accretion of discount) is recognized as earned. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains distributions are separately stated. Discounts and premiums are amortized using the effective yield over the lives of the respective securities. Distributions received from partnerships are recorded as return of capital distributions. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
A Fund may purchase securities on a forward commitment or when-issued basis. A Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-
delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price
Redeemed Net Increase (Decrease)
Share Class Amount Shares Amount Shares
Sector Rotation - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . $ (3,882,377) (112,995) $ (23,831) 1,088
Income - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (188,929) (21,104) 152,328 16,777
Income - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (2,570,552) (285,979) (1,570,244) (174,727)
Income - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (15,425,623) (1,717,860) 1,995,442 218,590
Money Market - Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (937,202,461) (937,133,579) (55,586,464) (55,580,686)
Money Market - Class F . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A N/A N/A N/A
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Description/Fund (1)
Gross Amounts
of Recognized
Assets/
Liabilities
Gross Amounts
Offset in the
Statements
of Assets and
Liabilities
Net Amounts
Presented in
the Statements
of Assets and
Liabilities
Financial
Instruments (2)
Collateral
Pledged
(Received) (2) Net Amount
Assets:
Repurchase Agreements (3)
Money Market ................ $ 185,000,000 $ – $ 185,000,000 $ (185,000,000) $ – $ –
Liabilities:
Futures Contracts
Muirfield .................... (12,078,903) – (12,078,903) – 12,078,903 –
Spectrum ................... (2,378,789) – (2,378,789) – 2,378,789 –
Global ..................... (645,534) – (645,534) – 645,534 –
Balanced ................... (2,905,170) 700,486 (2,204,684) – 2,204,684 –
Moderate ................... (950,006) 76,685 (873,321) – 873,321 –
Conservative ................. (451,362) 10,961 (440,401) – 440,401 –
Dynamic .................... (5,162,317) – (5,162,317) – 5,162,317 –
Sector Rotation ............... (492,859) – (492,859) – 492,859 –
(1) There were no securities on loan as of December 31, 2024.
(2) The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.
(3) The Government Money Market Fund owned a repurchase agreement through a counterparty named Loop Capital Markets with a weighted average maturity of
2 days and two repurchase agreements through a counterparty named South Street Securities with a weighted average maturity of 2 days.

2024 Annual Report | December 31, 2024

or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.
3. Securities Valuations
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are as follows:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’
own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.
Equity securities (including publicly traded partnerships, real estate investment trusts, American depositary receipts, exchange traded funds, and common stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation and are categorized in level 1 of the fair value hierarchy.
Investments in registered open-end investment companies, including money market funds, are valued at the daily redemption net asset value as reported by the underlying fund and are categorized in level 1 of the fair value hierarchy.
Short-term notes (including bank obligations, commercial paper, corporate obligations, repurchase agreements, U.S. government agency obligations, and floating rate demand notes) . Short-term notes held in the Funds maturing more than sixty days after the valuation date, are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When valued at the last sales price, the securities will be categorized as level 1. When using bid prices or yield equivalents, they will be categorized as level 2. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity, which approximates fair value, and will be categorized as level 2. The Money Market Fund values all of its positions at amortized cost.
Certificates of deposit. Certificates of deposit are valued at acquisition cost, which approximates fair value, and will be categorized as level 2. The
Money Market Fund values all of its positions at amortized cost.
U.S. government obligations. U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. In either case, these securities will be categorized as level 2. The Money Market Fund values all of its positions at amortized cost.
Restricted securities (equity and debt). Restricted securities for which quotations are not readily available are valued at fair value as determined by the Trustees. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

2024 Annual Report | December 31, 2024

Derivative instruments (futures contracts). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.
In the event market quotations or evaluated prices obtained from a pricing service are not readily available when the NAV is calculated, the Funds will utilize the fair value of the investment. This may occur in the event the Funds cannot obtain current market quotations for a security, cannot obtain current evaluated prices from a pricing service, or the price furnished is not deemed reliable and representative of the fair value of the security. In these cases, the Valuation & Pricing Committee, established and designated by the Board of Trustees as its valuation designee pursuant to Rule 2a-5 under the 1940 Act, determines the fair value of the security in accordance with procedures adopted by the Adviser. Depending on the method used to determine fair value, valuations for these securities may be classified as Level 2 or Level 3 as appropriate in the fair value hierarchy.
The Valuation & Pricing Committee is responsible for determining the fair value of investments for which market quotations are not readily available.
The Valuation & Pricing Committee is also authorized to select and retain pricing services to provide fair value evaluations of the current value of certain investments for which market quotations are not readily available. The Valuation & Pricing Committee supervises various methods used to review market quotations and evaluated prices for reliability, including the resolution of price challenges by the Adviser to evaluated prices for a given security. In the event market quotations or evaluated prices are not readily available for an investment, the Valuation & Pricing Committee will determine the fair value of the investment in accordance with its procedures. Fair valuations are periodically reviewed by the Board of Trustees, which maintains oversight of the Adviser’s fair valuation policy and procedures.
For the year ended December 31, 2024 , the Funds did not hold any assets at any time in which significant unobservable inputs were used in determining fair value. Therefore, no reconciliation of level 3 securities is provided. However, the Funds have disclosed holding level 3 securities with fair valuations of zero. The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of
December 31, 2024 .
Muirfield - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks* ................................ $ 645,360,409 $ — $ — $ 645,360,409
Preferred Stock ................................. 66,658 — — 66,658
Warrants ..................................... — — — —
Money Market Registered Investment Companies .......... 279,391,275 — — 279,391,275
Total ........................................ $ 924,818,342 $ — $ — $ 924,818,342
Trustee Deferred Compensation** ..................... $ 515,983 $ — $ — $ 515,983
Futures Contracts*** .............................. $ (12,078,903) $ — $ — $ (12,078,903)
Spectrum - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks - Long* ........................... $ 215,669,497 $ — $ — $ 215,669,497
Preferred Stock ................................. 5,053 — — 5,053
Warrants ..................................... — — — —
Money Market Registered Investment Companies .......... 8,300,043 — — 8,300,043
Total ........................................ $ 223,974,593 $ — $ — $ 223,974,593
Common Stocks - Short* ........................... $ (50,511,146) $ — $ — $ (50,511,146)
Trustee Deferred Compensation** ..................... $ 94,185 $ — $ — $ 94,185
Futures Contracts*** .............................. $ (2,378,789) $ — $ — $ (2,378,789)
Global - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks* ................................ $ 11,218,462 $ — $ — $ 11,218,462
Preferred Stock ................................. 2,067 — — 2,067
Warrants ..................................... — — — —
Registered Investment Companies .................... 6,805,542 — — 6,805,542
Money Market Registered Investment Companies .......... 18,266,021 — — 18,266,021
Total ........................................ $ 36,292,092 $ — $ — $ 36,292,092
Trustee Deferred Compensation** ..................... $ 159,380 $ — $ — $ 159,380
Futures Contracts*** .............................. $ (645,534) $ — $ — $ (645,534)

2024 Annual Report | December 31, 2024

Balanced - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks* ................................ $ 233,010,239 $ — $ — $ 233,010,239
Preferred Stock ................................. 25,367 — — 25,367
Warrants ..................................... — — — —
Registered Investment Companies .................... 101,968,731 — — 101,968,731
Money Market Registered Investment Companies .......... 68,141,858 — — 68,141,858
Total ........................................ $ 403,146,195 $ — $ — $ 403,146,195
Trustee Deferred Compensation** ..................... $ 321,836 $ — $ — $ 321,836
Futures Contracts*** .............................. $ (2,204,684) $ — $ — $ (2,204,684)
Moderate - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks* ................................ $ 68,394,743 $ — $ — $ 68,394,743
Preferred Stock ................................. 6,431 — — 6,431
Warrants ..................................... — — — —
Registered Investment Companies .................... 74,848,661 — — 74,848,661
Money Market Registered Investment Companies .......... 34,622,014 — — 34,622,014
Total ........................................ $ 177,871,849 $ — $ — $ 177,871,849
Trustee Deferred Compensation** ..................... $ 72,419 $ — $ — $ 72,419
Futures Contracts*** .............................. $ (873,321) $ — $ — $ (873,321)
Conservative - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks* ................................ $ 31,983,826 $ — $ — $ 31,983,826
Preferred Stock ................................. 3,905 — — 3,905
Warrants ..................................... — — — —
Registered Investment Companies .................... 85,504,814 — — 85,504,814
Money Market Registered Investment Companies .......... 26,346,433 — — 26,346,433
Total ........................................ $ 143,838,978 $ — $ — $ 143,838,978
Trustee Deferred Compensation** ..................... $ 128,008 $ — $ — $ 128,008
Futures Contracts*** .............................. $ (440,401) $ — $ — $ (440,401)
Dynamic - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks* ................................ $ 209,949,672 $ — $ — $ 209,949,672
Preferred Stock ................................. 15,567 — — 15,567
Warrants ..................................... — — — —
Registered Investment Companies .................... 15,985,655 — — 15,985,655
Money Market Registered Investment Companies .......... 135,208,531 — — 135,208,531
Total ........................................ $ 361,159,425 $ — $ — $ 361,159,425
Trustee Deferred Compensation** ..................... $ 349,876 $ — $ — $ 349,876
Futures Contracts*** .............................. $ (5,162,317) $ — $ — $ (5,162,317)
Sector Rotation - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks* ................................ $ 20,969,808 $ — $ — $ 20,969,808
Preferred Stock ................................. — — — —
Registered Investment Companies .................... 1,571,049 — — 1,571,049
Money Market Registered Investment Companies .......... 13,369,344 — — 13,369,344
Total ........................................ $ 35,910,201 $ — $ — $ 35,910,201
Trustee Deferred Compensation** ..................... $ 98,739 $ — $ — $ 98,739
Futures Contracts*** .............................. $ (492,859) $ — $ — $ (492,859)
Income - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Registered Investment Companies .................... $ 62,473,219 $ — $ — $ 62,473,219
Money Market Registered Investment Companies .......... 39,548,665 — — 39,548,665
Total ........................................ $ 102,021,884 $ — $ — $ 102,021,884
Trustee Deferred Compensation** ..................... $ 115,725 $ — $ — $ 115,725

2024 Annual Report | December 31, 2024

4. Investment Transactions
For the year ended December 31, 2024 , the cost of purchases and proceeds from sales or maturities of long-term investments for the Funds, excluding U.S. Government investments, were as follows:
For the year ended December 31, 2024 , the cost of purchases and proceeds from sales or maturities of long-term U.S. Government investments for the Funds are as follows:
5. Investment Advisory Fees and Other Transactions with Affiliates and Non-Affiliates
Meeder Asset Management, Inc. (“MAM”), a wholly-owned subsidiary of Meeder Investment Management, Inc. (“Meeder”), provides the Funds with investment management, research, statistical and advisory services pursuant to the terms of an Investment Advisory Agreement. The services of
MAM will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days prior written notice by majority vote of the Fund, by the Trustees of the Fund, or by MAM. For such services the Funds pay a monthly fee at the following annual rates:
Money Market - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Repurchase Agreements ........................... $ — $ 185,000,000 $ — $ 185,000,000
U.S. Government Agencies .......................... — 168,712,135 — 168,712,135
U.S. Treasury Bills ............................... — 191,157,227 — 191,157,227
U.S. Treasury Notes .............................. — 89,348,194 — 89,348,194
Money Market Registered Investment Companies .......... 213,898,759 — — 213,898,759
Total ........................................ $ 213,898,759 $ 634,217,556 $ — $ 848,116,315
Trustee Deferred Compensation** ..................... $ 11,350 $ — $ — $ 11,350
* See schedules of investments for industry classifications.
** A corresponding liability exists that is marked to market and is considered Level 1 in the fair value hierarchy.
*** Futures contracts include unrealized gain/loss on contracts open at December 31, 2024.
Purchases
Sales
Muirfield ..................................................................... $ 1,967,406,735 $ 1,897,617,373
Spectrum .................................................................... 511,350,170 475,184,159
Global ...................................................................... 39,595,874 37,744,775
Balanced .................................................................... 811,935,865 814,061,076
Moderate .................................................................... 290,370,033 295,498,795
Conservative .................................................................. 199,171,566 196,534,714
Dynamic ..................................................................... 658,828,414 646,632,924
Sector Rotation ................................................................ 62,463,515 63,914,880
Income ...................................................................... 143,505,337 128,609,462
Purchases Sales
Income ......................................................................
$ 359 $ 68,565
Percentage of Average
Daily Net Assets up to
$50 Million
Percentage of Average
Daily Net Assets
Exceeding $50 Million up
to $100 Million
Percentage of Average
Daily Net Assets
Exceeding $100 Million
up to $200 Million
Percentage of Average
Daily Net Assets
Exceeding $200 Million
Muirfield ..................................................... 1.00% 0.75% 0.60% 0.60%
Spectrum .................................................... 0.75% 0.75% 0.75% 0.60%
Global ......................................................... 0.75% 0.75% 0.75% 0.60%
Balanced .................................................... 0.75% 0.75% 0.75% 0.60%
Moderate .................................................... 0.60% 0.60% 0.60% 0.60%
Conservative ............................................... 0.50% 0.50% 0.50% 0.50%
Dynamic ..................................................... 0.75% 0.75% 0.75% 0.60%
Sector Rotation ........................................... 0.75% 0.75% 0.60% 0.60%
Income ....................................................... 0.40% 0.40% 0.20% 0.20%
Money Market ............................................. 0.40% 0.40% 0.25% 0.25%

2024 Annual Report | December 31, 2024

Fee Waivers & Expense Limitation Agreements. MAM can contractually agree to reduce its advisory fees or limit total annual ordinary fund operating expenses for certain Funds pursuant to written agreements that may only be amended or terminated with the approval of the Board. The sums waived or reimbursed under these agreements would not be subject to recoupment.
For the period January 1, 2024 through August 31, 2024, MAM voluntarily agreed to fully waive 100% of its investment advisory fee for Money
Market. Effective September 1, 2024 through the remainder of the fiscal year, MAM contractually agreed to fully waive its fee. During the year ended December 31, 2024, $961,530 of investment advisory fees were voluntarily waived in Money Market, while $585,000 of investment advisory fees were contractually waived.
Mutual Funds Service Co. (“MFSCo”), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for each Fund. In compensation for such services, each Fund pays MFSCo a monthly fee at an annual rate equal to the greater of the following:
Management may voluntarily waive fees for any Fund. During the year ended December 31, 2024 , there were no transfer agent fees waived.
Minimum Fee
Percentage of Average
Daily Net Assets up to
$500 Million
Percentage of Average
Daily Net Assets
Exceeding $500
Million
Muirfield ............................................................................................................ $ 4,000 0.12% 0.03%
Spectrum ........................................................................................................... 4,000 0.12% 0.03%
Global ................................................................................................................ 4,000 0.12% 0.03%
Balanced ........................................................................................................... 4,000 0.12% 0.03%
Moderate ........................................................................................................... 4,000 0.12% 0.03%
Conservative ...................................................................................................... 4,000 0.12% 0.03%
Dynamic ............................................................................................................ 4,000 0.12% 0.03%
Sector Rotation .................................................................................................. 4,000 0.12% 0.03%
Income .............................................................................................................. 4,000 0.08% 0.03%
Money Market .................................................................................................... 4,000 0.08% 0.03%
Voluntary
Transfer
Agent Fees
Reimbursements
1
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Retail Class
2
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Adviser Class
3
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Institutional Class
Class E
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Class E
Class F
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Class F
Muirfield ........
$ — N/A N/A N/A N/A N/A
Spectrum .......
— N/A N/A N/A N/A N/A
Global .........
— N/A N/A N/A N/A N/A
Balanced .......
— N/A N/A N/A N/A N/A
Moderate .......
— N/A N/A N/A N/A N/A
Conservative .....
— N/A N/A N/A N/A N/A
Dynamic ........
— N/A N/A N/A N/A N/A
Sector Rotation ...
— N/A N/A N/A N/A N/A
Income .........
— N/A N/A N/A N/A N/A
Money Market ....
— N/A N/A N/A N/A N/A

2024 Annual Report | December 31, 2024

MFSCo provides the Trust with certain administrative services. In compensation for such services, each Fund pays MFSCo a monthly fee at the following annual rates:
MFSCo serves as accounting services agent for each Fund. In compensation for such services, each Fund pays MFSCo a monthly fee at an annual rate equal to the greater of a minimum fee or at a rate based on the percentage of average daily net assets. The annual rates are as follows:
Percentage of
Average Daily Net
Assets up to $50
Million
Percentage of
Average Daily Net
Assets Exceeding
$50 Million up to
$500 Million
Percentage of
Average Daily Net
Assets Exceeding
$500 Million
Muirfield ............................................................................................................................. 0.10% 0.08% 0.03%
Spectrum ............................................................................................................................ 0.10% 0.08% 0.03%
Global ................................................................................................................................. 0.10% 0.08% 0.03%
Balanced ............................................................................................................................ 0.10% 0.08% 0.03%
Moderate ............................................................................................................................ 0.10% 0.08% 0.03%
Conservative ....................................................................................................................... 0.10% 0.08% 0.03%
Dynamic ............................................................................................................................. 0.10% 0.08% 0.03%
Sector Rotation ................................................................................................................... 0.10% 0.08% 0.03%
Income ............................................................................................................................... 0.10% 0.08% 0.03%
Money Market ..................................................................................................................... 0.10% 0.08% 0.03%
Minimum Fee
Percentage of
Average Daily Net
Assets up to $10
Million
Percentage of
Average Daily Net
Assets Exceeding
$10 Million up to
$30 Million
Percentage of
Average Daily Net
Assets Exceeding
$30 Million up to
$80 Million
Percentage of
Average Daily Net
Assets Exceeding
$80 Million
Muirfield ........................................................... $ 7,500 0.15% 0.10% 0.02% 0.01%
Spectrum .......................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Global ............................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Balanced .......................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Moderate .......................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Conservative ..................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Dynamic ........................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Sector Rotation ................................................. 7,500 0.15% 0.10% 0.02% 0.01%
Income ............................................................. 7,500 0.15% 0.10% 0.02% 0.01%
Money Market ................................................... 30,000 0.15% 0.10% 0.02% 0.01%

2024 Annual Report | December 31, 2024

For the year ended December 31, 2024 , MAM agreed to voluntarily waive and/or reimburse investment advisory fees. The amounts voluntarily waived and/or reimbursed and the impact to the net expense ratio (excluding brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses) for each Fund are as follows:
Certain Funds have entered into securities lending arrangements with Huntington National Bank (“HNB”). Under the terms of the agreement, HNB is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned. The cash collateral is invested in short term instruments as disclosed in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against charges incurred by the Funds. HNB is paid a fee for administering the securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. As of December 31, 2024 , no
Funds were loaning any securities. Any cash collateral received is invested in securities as listed in each Fund’s Schedule of Investments. During the year ended December 31, 2024 , there were no securities lent.
The Funds have adopted a written plan pursuant to Rule 12b-1 of the 1940 Act that allows the Funds to pay fees for the sale and distribution of Fund shares and for services provided to Fund shareholders. 12b-1 fees are paid by the Funds to financial intermediaries, securities brokers, investment advisers, and other persons, including affiliates of MAM. For the year ended December 31, 2024 , total 12b-1 plan expense payments made to the
Funds’ affiliated distributor was $74,157 . The Funds’ affiliated distributor did not receive any brokerage commissions from executed trades from the Funds. The annual adopted 12b-1 plan maximum limitations for the year ended December 31, 2024 , are as follows:
Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements
1
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Retail Class
2
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Adviser Class
3
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Institutional Class
Class E
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Class E
Class F
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Class F
Muirfield ........ $ – N/A N/A N/A N/A N/A
Spectrum ....... – N/A N/A N/A N/A N/A
Global ......... – N/A N/A N/A N/A N/A
Balanced ....... – N/A N/A N/A N/A N/A
Moderate ....... – N/A N/A N/A N/A N/A
Conservative ..... – N/A N/A N/A N/A N/A
Dynamic ........ 200,000 0.06% 0.06% 0.06% N/A N/A
Sector Rotation ... – N/A N/A N/A N/A N/A
Income ......... 88,562 0.11% 0.11% 0.11% N/A N/A
Money Market .... 961,530 N/A N/A N/A 0.16% 0.16%
Maximum Annual
12b-1 Plan Expense
as a Percentage of
Average Daily Net
Assets - Class E
Maximum Annual
12b-1 Plan Expense
as a Percentage of
Average Daily Net
Assets - Retail Class
Maximum Annual
12b-1 Plan Expense
as a Percentage of
Average Daily Net
Assets - Adviser
Class
Maximum Annual
12b-1 Plan Expense
as a Percentage of
Average Daily Net
Assets - Institutional
Class
12b-1 Plan Expense
Payments Made to
Affiliates
Muirfield ............................... N/A 0.20% N/A N/A $ 30,280
Spectrum .............................. N/A 0.25% N/A N/A 797
Global ................................. N/A 0.25% N/A N/A 1,566
Balanced .............................. N/A 0.25% N/A N/A 4,221
Moderate .............................. N/A 0.25% N/A N/A 442
Conservative .......................... N/A 0.25% N/A N/A 6,166
Dynamic ............................... N/A 0.25% N/A N/A 12,305
Sector Rotation ........................ N/A 0.20% N/A N/A 16,669
Income ................................ N/A 0.25% N/A N/A 1,711
Money Market ......................... 0.20% N/A N/A N/A N/A

2024 Annual Report | December 31, 2024

The Funds (other than Money Market) have adopted a shareholder services plan that allows the Funds to pay financial intermediaries and other persons, including “platforms,” for providing shareholder and administrative services to Fund shareholders and maintaining shareholder accounts.
The annual adopted shareholder services plan maximum limitations for the year ended December 31, 2024 are as follows:
The Funds have adopted a Deferred Compensation Plan (the “Plan”) for the independent Trustees. Under the Plan, each eligible Trustee is permitted to defer all or a portion of the trustees fees payable by any of the Funds as an investment into any combination of Funds until a specified point of time. The investment into the Funds is recorded as an asset however an offsetting liability is also recorded for the deferred payment. Amounts deferred under the Plan may be distributed in a lump sum or generally equal annual installments over a period of up to ten (10) years to the eligible
Trustee(s). The Funds may terminate this Plan at any time.
Certain Trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo.
During the year ended December 31, 2024 , several of the Funds invested in the Government Money Market Fund, an affiliate, as described in
Section 2(a)(3) of the Investment Company Act of 1940. The purchases/sales amounts in the following table are presented on a gross basis, while the statement of changes in net assets shows subscriptions and redemptions into and out of the Government Money Market Fund on a net basis.
The Funds’ investments in the Government Money Market Fund, which had a 7-day yield of 4.35% on December 31, 2024 , were as follows:
Maximum Annual
Shareholder Services
Plan Expense as a
Percentage of Average
Daily Net Assets - Retail
Class
Maximum Annual
Shareholder Services
Plan Expense as a
Percentage of Average
Daily Net Assets -
Adviser Class
Maximum Annual
Shareholder Services
Plan Expense as a
Percentage of Average
Daily Net Assets -
Institutional Class
Muirfield ................................................................................................... 0.20% 0.25% 0.10%
Spectrum .................................................................................................. 0.20% 0.25% 0.10%
Global ....................................................................................................... 0.20% 0.25% 0.10%
Balanced .................................................................................................. 0.20% 0.25% 0.10%
Moderate .................................................................................................. 0.20% 0.25% 0.10%
Conservative ............................................................................................. 0.20% 0.25% 0.10%
Dynamic ................................................................................................... 0.20% 0.25% 0.10%
Sector Rotation ......................................................................................... 0.20% 0.25% 0.10%
Income ..................................................................................................... 0.20% 0.25% 0.10%
12/31/23
Fair Value Purchases Sales
Realized
Gains
(Losses)
12/31/24
Cost
Change in
Unrealized Income
12/31/24
Fair Value
Muirfield ........... $ 269,785,737 $ 437,195,416 $ (427,609,420) $ 194,963 $ 279,391,275 $ (175,421) $ 12,119,022 $ 279,391,275
Spectrum .......... 75,328,289 43,753,209 (110,772,745) 41,593 8,300,043 (50,303) 975,406 8,300,043
Global ............ 17,873,873 29,829,510 (29,438,344) 11,208 18,266,021 (10,226) 878,196 18,266,021
Balanced .......... 60,576,374 153,932,037 (146,365,634) 47,654 68,141,858 (48,572) 2,920,869 68,141,858
Moderate .......... 26,724,067 89,482,340 (81,583,922) 21,391 34,622,014 (21,861) 1,310,507 34,622,014
Conservative ........ 16,708,431 80,658,465 (71,020,024) 14,140 26,346,433 (14,579) 721,866 26,346,433
Dynamic ........... 92,058,669 228,129,237 (184,991,234) 52,594 135,208,531 (40,735) 5,646,371 135,208,531
Sector Rotation ...... 13,338,879 37,596,043 (37,566,169) 7,597 13,369,344 (7,006) 644,403 13,369,344
Income ............ 23,429,407 107,403,144 (91,278,728) 1,445 39,548,665 (6,603) 1,033,782 39,548,665

2024 Annual Report | December 31, 2024

6. Federal Tax Information
The following information is computed on a tax basis for each item as of December 31, 2024 :
The tax characteristics of dividends paid by the Funds during the year ended December 31, 2024 were as follows:
The tax characteristics of dividends paid by the Funds during the year ended December 31, 2023 were as follows:
Tax Cost
of Portfolio
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation/
Depreciation
Muirfield .......................................... $ 814,751,586 $ 126,685,640 $ (16,626,051) $ 110,059,589
Spectrum ......................................... 133,334,105 49,409,763 (9,282,602) 40,127,161
Global ........................................... 33,514,116 3,077,297 (299,321) 2,777,976
Balanced ......................................... 359,890,773 50,840,926 (7,588,308) 43,252,618
Moderate ......................................... 164,399,896 15,834,490 (2,363,187) 13,471,303
Conservative ....................................... 136,890,143 8,187,535 (1,239,011) 6,948,524
Dynamic .......................................... 325,045,291 42,265,012 (6,153,044) 36,111,968
Sector Rotation ..................................... 33,543,721 3,253,139 (886,659) 2,366,480
Income ........................................... 101,477,293 829,683 (285,092) 544,591
Money Market ...................................... 848,116,314 — — —
Ordinary Income
Net Short-Term
Capital Gains
Net Long-Term
Capital Gains
Total Dividends
Paid
Muirfield .......................................... $ 12,266,881 $ 37,511,954 $ 86,505,777 $ 136,284,612
Spectrum ......................................... 2,327,006 574,325 16,391,255 19,292,586
Global ........................................... 831,453 899,680 2,896,748 4,627,881
Balanced ......................................... 6,981,414 14,022,146 30,028,972 51,032,532
Moderate ......................................... 4,277,586 4,289,216 3,169,799 11,736,601
Conservative ....................................... 4,058,332 — — 4,058,332
Dynamic .......................................... 5,590,434 13,016,800 31,382,972 49,990,206
Sector Rotation ..................................... 458,794 6,639 5,909,859 6,375,292
Income ........................................... 3,889,166 — — 3,889,166
Money Market ...................................... 28,288,371 5,780 — 28,294,151
Total dividends paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid. Short-term capital gains distributions are taxed as ordinary income.
Ordinary Income
Net Short-Term
Capital Gains
Net Long-Term
Capital Gains
Total Dividends
Paid
Muirfield .......................................... $ 12,493,900 $ — $ 9,579,118 $ 22,073,018
Spectrum ......................................... 3,388,080 — 12,437,088 15,825,168
Global ........................................... 677,547 — — 677,547
Balanced ......................................... 7,293,767 — — 7,293,767
Moderate ......................................... 4,427,939 — — 4,427,939
Conservative ....................................... 3,832,220 — — 3,832,220
Dynamic .......................................... 3,426,570 — — 3,426,570
Sector Rotation ..................................... 460,077 — — 460,077
Income ........................................... 2,721,725 — — 2,721,725
Money Market ...................................... 33,483,600 — — 33,483,600
Total dividends paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid. Short-term capital gains distributions are taxed as ordinary income.

2024 Annual Report | December 31, 2024

As of December 31, 2024 , the components of distributable earnings/(accumulated deficit) on a tax basis for the Funds were as follows:
For federal income tax purposes, the following Funds have capital loss carryforwards as of December 31, 2024 , which are not subject to expiration and are available to offset future capital gains, if any. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:
Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Global has elected to defer long-term capital losses in the amount of $412,602, while Balanced has elected to defer long-term capital losses in the amount of $961,515 for the fiscal year ended December 31, 2024.
7. Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of December 31, 2024 , beneficial owners that held more than 25% of the voting securities of the Funds and may be deemed to control the Funds are as follows:
8. Contingencies and Commitments
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds.
Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
9. Subsequent Events
Management evaluated subsequent events through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gain
Accumulated
Capital and Other
Gains and (Losses)
Unrealized
Appreciation/
(Depreciation)
Total Distributable
Earnings/
(Accumulated Deficit)
Muirfield ......................... $ — $ 5,023,556 $ (463,958) $ 110,059,589 $ 114,619,187
Spectrum ........................ 3,711,679 — (90,247) 40,127,161 43,748,593
Global .......................... — — (549,881) 2,777,976 2,228,095
Balanced ........................ — — (1,250,019) 43,252,618 42,002,599
Moderate ........................ 313,033 — (68,542) 13,471,303 13,715,794
Conservative ...................... 88,062 — (1,661,971) 6,948,524 5,374,615
Dynamic ......................... 187,127 1,737,131 (303,681) 36,111,968 37,732,545
Sector Rotation .................... 448,944 — (86,030) 2,366,480 2,729,394
Income .......................... 55,400 — (11,510,757) 544,591 (10,910,766)
Money Market ..................... 129,044 — (10,731) — 118,313
The differences between book- and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, return of capital basis adjustments, and corporate action basis adjustments.
Short-Term Capital
Loss Carryforward
Long-Term Capital
Loss Carryforward
Capital Loss
Carryforward Utilized
Muirfield ................................................... $ — $ — $ —
Spectrum .................................................. — — —
Global .................................................... — — —
Balanced .................................................. — — —
Moderate .................................................. — — 1,088,477
Conservative ................................................ 1,548,643 — 3,941,593
Dynamic ................................................... — — —
Sector Rotation .............................................. — — —
Income .................................................... 10,305,007 1,101,317 2,297,154
Money Market ............................................... — — —
Fund
Beneficial Owner
Percent of Voting
Securities
Money Market Muirfield 42%

2024 Annual Report | December 31, 2024

10. Changes in and Disagreements with Accountants
There were no changes in Accountants, nor were there any disagreements with Accountants during the reporting period.
11. Proxy Disclosures
There were no proxy disclosure requirements during the reporting period.

2024 Annual Report | December 31, 2024

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of
Meeder Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Meeder Funds comprising
Muirfield Fund, Spectrum Fund, Global Allocation Fund, Balanced Fund, Moderate Allocation Fund, Conservative Allocation Fund, Dynamic Allocation
Fund, Sector Rotation Fund (formerly Quantex Fund), Tactical Income Fund, and Government Money Market Fund (formerly Institutional Prime Money
Market Fund) (the “Funds”) as of December 31, 2024 , the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024 , the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 , by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2004.
COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 28, 2025

2024 Annual Report | December 31, 2024

Board Review and Approval of Investment Advisory Agreement (unaudited)
Pursuant to the Investment Company Act of 1940 (“1940 Act”), the Board of Trustees (“Board”), including a majority of the Trustees who are not
“interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), is required to consider, on an annual basis, the continuation of the Investment Advisory Agreement between Meeder Asset Management, Inc. (the “Adviser”) and Meeder Funds (the “Trust”) on behalf of on behalf of the Muirfield Fund, Balanced Fund, Global Allocation Fund, Dynamic Allocation Fund, Spectrum Fund, Moderate Allocation Fund, Conservative
Allocation Fund, Sector Rotation Fund, Tactical Allocation Fund, and the Government Money Market Fund (each a “Fund” and collectively the
“Funds”). It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to each Fund and its shareholders.
The Board considered and approved the Agreement for the Funds at an in-person meeting held on September 26, 2024. Prior to the meeting, the
Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to the Funds; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflects these economies of scale to the benefit of the Funds’ shareholders.
In reaching the decision to renew the Agreement, the Board also took into account information furnished throughout the year at regular Board meetings. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Funds, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions, execution and other services provided by the Adviser and its affiliates.
Information furnished specifically in connection with the renewal process included a report for the Funds prepared by Broadridge Financial
Solutions, Ltd. (“Broadridge”) , an independent organization, as well as the Funds’ profitability analysis prepared by the Adviser. The Broadridge report compared each Fund’s advisory fees and expenses with those of other mutual funds deemed comparable to the Fund. The Funds’ profitability analysis discussed the profitability to the Adviser and Mutual Funds Service Co., an affiliate of the Adviser, from the overall Funds’ operations, as well as an analysis based on the profitability resulting from the operation of each individual Fund, utilizing expense allocation methodologies deemed reasonable by the Adviser.
In considering such materials, the Independent Trustees also received assistance and advice from and met separately with the Funds’ independent legal counsel and the Chief Compliance Officer prior to the meeting. In their deliberations, the Board considered the terms of the existing Agreement between the Funds and the Adviser. While attention was given to all of the information furnished, the Board made the following specific findings in connection with its decision to renew the Agreement:
Nature, Extent and Quality of Services. The Board began its review by giving careful consideration to the nature, extent and quality of the services provided by the Adviser and its affiliates, including the reputation, qualifications, experience, and capabilities of the personnel performing these services. The Board considered the qualifications of the investment management team and the resources committed to maintaining and improving the Adviser’s quantitative models. The Board noted that the Adviser and its affiliates provide a series of additional administrative services for the Funds, including fund accounting, transfer agency and compliance services, and recognized the continuing expenditures made to support and improve the scope of those services. The Board reviewed pending material litigation (or lack thereof), insurance coverage, and the Adviser’s business continuity and information security practices. Consideration also was given to the Adviser’s compliance resources and policies, including the periodic reporting provided to the Board. In making its judgment, the Board also considered the Adviser’s continual management of investment, operational, enterprise, legal, and regulatory risk as it relates to the Funds as well as the manner in which the Adviser addressed new regulatory burdens that became effective during the preceding year. Taking into account the personnel involved in servicing the Funds, as well as the materials provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services provided by the Adviser.
Investment Performance. Next, the Board reviewed the investment performance of each Fund. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the performance reports prepare by Broadridge that showed the investment performance of each Fund for the one-, three-, five-, and ten-year periods, as applicable, ended June 30, 2024, in comparison to a securities market benchmark and a performance universe of funds with investment objectives similar to each Fund’s investment objectives (“Performance Peer Group”). The Board evaluated performance in light of the investment strategy pursued by the Adviser, measures of investment risk, and steps taken by the Adviser to mitigate risk through active management of the portfolio. The Board noted that each Fund generally outperformed or performed in line with its benchmark and Performance Peer Group, other than the Sector Rotation Fund and Tactical Income Fund. The Trustee noted that the investment strategy of the Sector Rotation Fund changed on
April 1, 2024, after periods of underperformance. The Trustees determined to give the Fund time to show improved performance. The Adviser also noted that the Tactical Income Fund tends to underperform in a rising interest rate environment. The Board noted the Adviser’s continued efforts to improve performance and improve the quantitative models. The Board concluded that the Funds’ investment results have been satisfactory for renewal of the Agreement and that the Adviser’s record in managing the Funds indicated that its continued management would benefit the Funds and their shareholders.
Costs of Services. The Board then considered the cost of services provided by the Adviser and considered an analysis prepared by Broadridge comparing the advisory fees and expense ratios of each Fund with those of a group of other relevant funds (“Expense Peer Group”). The Board

2024 Annual Report | December 31, 2024

observed that the Funds’ advisory fees and expenses were well within the range of those of the Expense Peer Groups. The Adviser stated that the advisory fees for the Sector Rotation Fund and Global Allocation Fund were in line with the median advisory fee for Expense Peer Group and above or in line with the average advisory fee for the Expense Peer Group. However, the Board noted the smaller asset size of the Funds, the general outperformance of the Global Allocation Fund compared to its benchmark and Performance Peer Group , and the fee waivers in place for the
Sector Rotation Fund and certain funds in the Expense Peer Group. The Adviser also explained that the average advisory fee for those Funds will decline under the current fee schedule as assets grow. The Board noted that the advisory fee for the Dynamic Allocation Fund was in line with the median advisory fee for the Expense Peer Group and slightly above average advisory fee for the Expense Peer Group, while the advisory fee for the
Moderate Allocation Fund and was above both the median and average advisory fee for its Expense Peer Group. The Board noted that both Funds provide tactical assets allocation services, which other funds in the Expense Peer Group do not provide. The Board also noted the outperformance of both Funds compared to their benchmarks and Performance Peer Groups. The Boarded considered that the advisory fee for the Government
Money Market Fund was above the median and average fee for the Fund’s peer group, but also considered that the Adviser is waiving the entire advisory fee. The Board noted that the Adviser does not manage or sub-advise any other mutual fund, pooled investment vehicle or separately managed accounts with investment strategies comparable to those of the Funds. The Board was satisfied with the Adviser’s continued efforts to reduce fees and expenses. The Board concluded that the Funds’ cost structures were fair and reasonable in relation to the services provided and the performance of the Funds, and that the Funds’ shareholders receive reasonable value in return for the advisory fees and other amounts paid to the Adviser by the Funds.
Management Profitability. Next, the Board also considered the level of profits realized by the Adviser and MFSCO, an affiliate of the Adviser, in connection with the operation of the Funds. In this respect, the Board reviewed a profitability analysis that addressed the overall profitability of the
Meeder Funds’ business as well as the profitability resulting from the operation of each Fund, utilizing expense allocation methodologies deemed reasonable by the Adviser. The Board also took into account management’s expenditures in improving shareholder services provided to the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from recent U.S. Securities and Exchange Commission rulemaking. The Board determined that the level of profits realized by the Adviser under its Agreement with the Funds was not excessive in view of the nature, quality and extent of services provided.
Economies of Scale. The Board also considered whether the Funds realize economies of scale as they grow and the extent to which these economies are reflected in the level of advisory fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that economies of scale may develop for certain Funds as their assets increase, and their Fund level expenses decline as a percentage of assets. The Board also considered whether the advisory fee rate is reasonable in relation to the asset size of each Fund and any economies of scale that may exist. The Board acknowledged that the advisory fee structure for each Fund is reasonable and in most instances is tiered by assets under management, allowing the shareholders to benefit from economies of scale as the Funds grow in size. The Board expressed continued satisfaction with each Fund’s fee structure under its Agreement.
Ancillary Benefits. Finally, Board considered ancillary benefits received by the Adviser as a result of its relationship with the Trust, including its access to research that benefits other clients and other advisory services offered by the Adviser and its affiliates. The Board also considered the fees paid to the Adviser’s affiliates for fund accounting, transfer agent, fund administration, and distribution services for the Funds. Fees for these services were considered separately in the profitability analysis and the Board considered the revenue and expenses incurred by the Adviser and its affiliates in providing these services. The Board also took into consideration additional contractual breakpoints in certain affiliated service agreements. The Board also considered the benefits derived by the Adviser from soft dollar arrangements, noting that these arrangements are subject to regular reporting and oversight. The Board took the ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to the Adviser by the Funds.
Conclusion. Based upon the information provided by the Adviser, the Board, including all of its Independent Trustees, was satisfied that the terms of the Agreement, including the existing advisory fee structure, are fair and reasonable and in the best interest of the Funds and their shareholders. In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to various factors considered. The Board, including all of its Independent Trustees, therefore approved the continuation of the Agreement effective for an additional one-year term ending September 30, 2025.
Other Information (unaudited)
The Trust files a complete schedule of portfolio holdings for the first and third quarters of each fiscal year on Form N-PORT. In addition, Money Market files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at www.sec.gov. Information regarding Fund holdings is also available at www.meederinvestment.com.
The investment adviser is responsible for exercising the voting rights associated with the securities purchased or held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent 12-month period ending June 30 are available, without charge, by calling 1-800-325-3539 or on the SEC’s website at www.sec.gov.

2024 Annual Report |

Privacy Policy – MIM 001 (4/21/22)
Privacy Policy
Meeder Investment Management and the Meeder Funds are committed to maintaining the financial privacy of our current, former and prospective customers. This policy explains how we protect the security and confidentiality of our customer’s information.
PERSONAL INFORMATION WE COLLECT
We may collect information about Meeder customers from a variety of sources, including:
Information provided by you or your representative on applications or forms, such as your name, address, date of birth, social security number and investment objectives;
Information about the transactions in your account, such as your account balance and transaction history; and
Information we obtain from third parties regarding you, to verify your identity or transfer your account.
INFORMATION WE SHARE WITH OUR AFFILIATES
Our affiliates are financial service providers that offer transfer agency, customer accounting, customer servicing, investment advisory, and other financial services. We share information with our affiliates to service your account. In addition, we may also share information with our affiliates to alert you to other products or services offered by Meeder to the extent provided by law. Information collected from customers whose accounts are opened through investment professionals is not shared with Meeder affiliates for marketing purposes.
INFORMATION WE SHARE WITH THIRD PARTIES
On occasion, we share information we collect about you with unaffiliated third parties to perform services in connection with your account, such as processing transactions, preparing and mailing account statements, and other forms of customer servicing. Information provided to third parties may not be used for any other purpose and Meeder does not permit unaffiliated third parties to use customer information to market their products or services.
HOW WE PROTECT INFORMATION ABOUT YOU
We maintain policies, and require all unaffiliated third parties to maintain policies, to safeguard customer information. We restrict access to nonpublic personal information about you to those persons who need to know that information in order to provide products and services to you. We also maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.
WHO THIS POLICY APPLIES TO
This policy applies to customers who open relationships directly with Meeder. It applies to Meeder Funds and Meeder’s affiliated companies, including Meeder Asset Management, Meeder Advisory Services, Meeder Public Funds, Meeder Distribution Services and Mutual Funds Service
Company.
QUESTIONS
Contact us at 800-325-3539 or visit us online at www.meederinvestment.com

Manager and Investment Adviser
Meeder Asset Management, Inc.
6125 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017
Board of Trustees
Stuart M. Allen
Anthony V. D’Angelo
Robert S. Meeder, Jr.
Jeffrey R. Provence
Custodian
The Huntington National Bank
Columbus, Ohio 43215
Transfer Agent & Dividend Disbursing Agent
Mutual Funds Service Co.
6125 Memorial Drive
Dublin, Ohio 43017
Distributor
Meeder Distribution Services, Inc.
6125 Memorial Drive
Dublin, Ohio 43017
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

6125 Memorial Drive, Dublin, Ohio 43017
866.633.3371 | meeder investment.com
02/12/25–39892
© 2025 Meeder Investment Management
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Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to the Investment Company Act of 1940 (“1940 Act”), the Board of Trustees (“Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), is required to consider, on an annual basis, the continuation of the Investment Advisory Agreement between Meeder Asset Management, Inc. (the “Adviser”) and Meeder Funds (the “Trust”) on behalf of on behalf of the Muirfield Fund, Balanced Fund, Global Allocation Fund, Dynamic Allocation Fund, Spectrum Fund, Moderate Allocation Fund, Conservative Allocation Fund, Sector Rotation Fund, Tactical Allocation Fund, and the Government Money Market Fund (each a “Fund” and collectively the “Funds”). It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to each Fund and its shareholders.

The Board considered and approved the Agreement for the Funds at an in-person meeting held on September 26, 2024.  Prior to the meeting, the Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following:  (i) the nature, extent, and quality of the services provided by the Adviser to the Funds; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflects these economies of scale to the benefit of the Funds’ shareholders.  In reaching the decision to renew the Agreement, the Board also took into account information furnished throughout the year at regular Board meetings. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Funds, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions, execution and other services provided by the Adviser and its affiliates.

Information furnished specifically in connection with the renewal process included a report for the Funds prepared by Broadridge Financial Solutions, Ltd. (“Broadridge”), an independent organization, as well as the Funds’ profitability analysis prepared by the Adviser. The Broadridge report compared each Fund’s advisory fees and expenses with those of other mutual funds deemed comparable to the Fund. The Funds’ profitability analysis discussed the profitability to the Adviser and Mutual Funds Service Co., an affiliate of the Adviser, from the overall Funds’ operations, as well as an analysis based on the profitability resulting from the operation of each individual Fund, utilizing expense allocation methodologies deemed reasonable by the Adviser.

In considering such materials, the Independent Trustees also received assistance and advice from and met separately with the Funds’ independent legal counsel and the Chief Compliance Officer prior to the meeting. In their deliberations, the Board considered the terms of the existing Agreement between the Funds and the Adviser. While attention was given to all of the information furnished, the Board made the following specific findings in connection with its decision to renew the Agreement:

Nature, Extent and Quality of Services.  The Board began its review by giving careful consideration to the nature, extent and quality of the services provided by the Adviser and its affiliates, including the reputation, qualifications, experience, and capabilities of the personnel performing these services. The Board considered the qualifications of the investment management team and the resources committed to maintaining and improving the Adviser’s quantitative models. The Board noted that the Adviser and its affiliates provide a series of additional administrative services for the Funds, including fund accounting, transfer agency and compliance services, and recognized the continuing expenditures made to support and improve the scope of those services. The Board reviewed pending material litigation (or lack thereof), insurance coverage, and the Adviser’s business continuity and information security practices.  Consideration also was given to the Adviser’s compliance resources and policies, including the periodic reporting provided to the Board. In making its judgment, the Board also considered the Adviser’s continual management of investment, operational, enterprise, legal, and regulatory risk as it relates to the Funds as well as the manner in which the Adviser addressed new regulatory burdens that became effective during the preceding year.  Taking into account the personnel involved in servicing the Funds, as well as the materials provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services provided by the Adviser.

Investment Performance. Next, the Board reviewed the investment performance of each Fund. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the performance reports prepare by Broadridge that showed the investment performance of each Fund for the one-, three-, five-, and ten-year periods, as applicable, ended June 30, 2024, in comparison to a securities market benchmark and a performance universe of funds with investment objectives similar to each Fund’s investment objectives (“Performance Peer Group”). The Board evaluated performance in light of the investment strategy pursued by the Adviser, measures of investment risk, and steps taken by the Adviser to mitigate risk through active management of the portfolio.  The Board noted that each Fund generally outperformed or performed in line with its benchmark and Performance Peer Group, other than the Sector Rotation Fund and Tactical Income Fund.  The Trustee noted that the investment strategy of the Sector Rotation Fund changed on April 1, 2024, after periods of underperformance.  The Trustees determined to give the Fund time to show improved performance.  The Adviser also noted that the Tactical Income Fund tends to underperform in a rising interest rate environment.  The Board noted the Adviser’s continued efforts to improve performance and improve the quantitative models.  The Board concluded that the Funds’ investment results have been satisfactory for renewal of the Agreement and that the Adviser’s record in managing the Funds indicated that its continued management would benefit the Funds and their shareholders.

Costs of Services. The Board then considered the cost of services provided by the Adviser and considered an analysis prepared by Broadridge comparing the advisory fees and expense ratios of each Fund with those of a group of other relevant funds (“Expense Peer Group”). The Board observed that the Funds’ advisory fees and expenses were well within the range of those of the Expense Peer Groups. The Adviser stated that the advisory fees for the Sector Rotation Fund and Global Allocation Fund were in line with the median advisory fee for Expense Peer Group and above or in line with the average advisory fee for the Expense Peer Group.  However, the Board noted the smaller asset size of the Funds, the general outperformance of the Global Allocation Fund compared to its benchmark and Performance Peer Group, and the fee waivers in place for the Sector Rotation Fund and certain funds in the Expense Peer Group. The Adviser also explained that the average advisory fee for those Funds will decline under the current fee schedule as assets grow.  The Board noted that the advisory fee for the Dynamic Allocation Fund was in line with the median advisory fee for the Expense Peer Group and slightly above average advisory fee for the Expense Peer Group, while the advisory fee for the Moderate Allocation Fund and was above both the median and average advisory fee for its Expense Peer Group.  The Board noted that both Funds provide tactical assets allocation services, which other funds in the Expense Peer Group do not provide.  The Board also noted the outperformance of both Funds compared to their benchmarks and Performance Peer Groups.  The Boarded considered that the advisory fee for the Government Money Market Fund was above the median and average fee for the Fund’s peer group, but also considered that the Adviser is waiving the entire advisory fee.  The Board noted that the Adviser does not manage or sub-advise any other mutual fund, pooled investment vehicle or separately managed accounts with investment strategies comparable to those of the Funds. The Board was satisfied with the Adviser’s continued efforts to reduce fees and expenses. The Board concluded that the Funds’ cost structures were fair and reasonable in relation to the services provided and the performance of the Funds, and that the Funds’ shareholders receive reasonable value in return for the advisory fees and other amounts paid to the Adviser by the Funds.

Management Profitability. Next, the Board also considered the level of profits realized by the Adviser and MFSCO, an affiliate of the Adviser, in connection with the operation of the Funds. In this respect, the Board reviewed a profitability analysis that addressed the overall profitability of the Meeder Funds’ business as well as the profitability resulting from the operation of each Fund, utilizing expense allocation methodologies deemed reasonable by the Adviser.  The Board also took into account management’s expenditures in improving shareholder services provided to the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from recent U.S. Securities and Exchange Commission rulemaking. The Board determined that the level of profits realized by the Adviser under its Agreement with the Funds was not excessive in view of the nature, quality and extent of services provided.

Economies of Scale. The Board also considered whether the Funds realize economies of scale as they grow and the extent to which these economies are reflected in the level of advisory fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that economies of scale may develop for certain Funds as their assets increase, and their Fund level expenses decline as a percentage of assets.  The Board also considered whether the advisory fee rate is reasonable in relation to the asset size of each Fund and any economies of scale that may exist. The Board acknowledged that the advisory fee structure for each Fund is reasonable and in most instances is tiered by assets under management, allowing the shareholders to benefit from economies of scale as the Funds grow in size.  The Board expressed continued satisfaction with each Fund’s fee structure under its Agreement.

Ancillary Benefits.  Finally, Board considered ancillary benefits received by the Adviser as a result of its relationship with the Trust, including its access to research that benefits other clients and other advisory services offered by the Adviser and its affiliates.  The Board also considered the fees paid to the Adviser’s affiliates for fund accounting, transfer agent, fund administration, and distribution services for the Funds. Fees for these services were considered separately in the profitability analysis and the Board considered the revenue and expenses incurred by the Adviser and its affiliates in providing these services. The Board also took into consideration additional contractual breakpoints in certain affiliated service agreements. The Board also considered the benefits derived by the Adviser from soft dollar arrangements, noting that these arrangements are subject to regular reporting and oversight. The Board took the ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to the Adviser by the Funds.

Conclusion. Based upon the information provided by the Adviser, the Board, including all of its Independent Trustees, was satisfied that the terms of the Agreement, including the existing advisory fee structure, are fair and reasonable and in the best interest of the Funds and their shareholders. In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to various factors considered.  The Board, including all of its Independent Trustees, therefore approved the continuation of the Agreement effective for an additional one-year term ending September 30, 2025.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 16.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.  Recovery of Erroneously Awarded Compensation.

(a)  Not applicable.

(b)  Not applicable.

Item 19.  Exhibits.

(a)(1)  Code of Ethics filed herewith as EX-99.CODE ETH.

(a)(2)  Not applicable.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)).  Filed herewith as EX-99.CERT.

(a)(4)  Not applicable.

(a)(5)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350.  Filed herewith as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:         /s/ Bruce E. McKibben
                Bruce E. McKibben, Principal Financial Officer

Date:      March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Bruce E. McKibben
               Bruce E. McKibben, Principal Financial Officer

Date:      March 5, 2025

By:         /s/ Robert S. Meeder, Jr.
                Robert S. Meeder, Jr., Principal Executive Officer

Date:      March 5, 2025